GOLDMAN SACHS BOND FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 64.0%
Collateralized Mortgage Obligations – 8.2%
Interest Only – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
$189,333	2.343	%(a)(b)	03/15/44	$ 15,910
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
298,829	2.358	(a)(b)	05/25/47	30,734
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
116,690	2.208	(a)(b)	02/25/42	9,809
Government National Mortgage Association REMICS Series 2014- 132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
77,106	2.347	(a)(b)(c)	10/20/43	2,912
Government National Mortgage Association REMICS Series 2014- 133, Class BS (-1X 1 mo. USD Term SOFR + 5.486%)
79,582	1.847	(a)(b)(c)	09/20/44	5,371
Government National Mortgage Association REMICS Series 2018- 122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
263,411	2.447	(a)(b)(c)	09/20/48	28,556
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
62,986	2.297	(a)(b)(c)	01/20/49	6,550
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
57,060	2.297	(a)(b)(c)	01/20/49	5,835
Government National Mortgage Association REMICS Series 2014- 162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
68,849	1.847	(a)(b)(c)	11/20/44	5,503
Government National Mortgage Association REMICS Series 2015- 123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
110,824	2.497	(a)(b)(c)	09/20/45	12,156
Government National Mortgage Association REMICS Series 2016-27, Class IA
84,502	4.000	(c)(d)	06/20/45	10,795
Government National Mortgage Association REMICS Series 2018- 122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
182,321	2.447	(a)(b)(c)	09/20/48	19,649
Government National Mortgage Association REMICS Series 2019- 153, Class EI
826,823	4.000	(c)(d)	12/20/49	177,161
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
283,357	2.497	(a)(b)(c)	02/20/40	26,510
Government National Mortgage Association REMICS Series 2015- 119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
89,422	2.497	(a)(b)(c)	08/20/45	9,689
Government National Mortgage Association REMICS Series 2013- 181, Class SA (-1X 1 mo. USD Term SOFR + 5.986%)
140,339	2.347	(a)(b)(c)	11/20/43	12,629
Government National Mortgage Association REMICS Series 2015- 167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
67,208	2.497	(a)(b)(c)	11/20/45	6,949

				386,718

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – 1.8%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$344,552	4.628%		02/25/55	$ 345,006
Federal Home Loan Mortgage Corp. REMICS Series 5452, Class DF (1 mo. USD Term SOFR + 1.250%)
715,275	4.878		09/25/54	719,977
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class M2 (1 mo. USD Term SOFR + 1.450%)
108,840	5.078	(c)(e)	10/25/44	108,851
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
738,415	4.628		03/25/55	743,948
Federal National Mortgage Association REMICS Series 2024-70, Class FB (1 mo. USD Term SOFR + 1.100%)
1,624,868	4.728		10/25/54	1,635,990
Federal National Mortgage Association REMICS Series 2025-13, Class FB (1 mo. USD Term SOFR + 1.300%)
1,254,508	4.928		03/25/55	1,266,856
Government National Mortgage Association REMICS Series 2025- 150, Class FH (1 mo. USD Term SOFR + 1.100%)
983,370	4.709	(c)	09/20/55	991,832

				5,812,460

Sequential Fixed Rate – 2.6%
Angel Oak Mortgage Trust Series 2025-13, Class A1
727,903	4.929	(c)(e)(f)	10/25/70	722,005
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
783,797	5.459	(c)(e)(f)	07/25/65	785,832
COLT Mortgage Loan Trust Series 2025-6, Class A1
679,429	5.529	(c)(e)(f)	08/25/70	681,431
Ellington Financial Mortgage Trust Series 2026-NQM4, Class A1A
1,109,083	5.466	(c)(e)(f)	04/25/71	1,109,440
Federal National Mortgage Association REMICS Series 2012-111, Class B
9,774	7.000		10/25/42	10,394
Federal National Mortgage Association REMICS Series 2012-153, Class B
26,606	7.000		07/25/42	28,315
Federal National Mortgage Association REMICS Series 2011-52, Class GB
106,456	5.000		06/25/41	106,978
Federal National Mortgage Association REMICS Series 2005-70, Class PA
13,147	5.500		08/25/35	13,407
Government National Mortgage Association REMICS Series 2021- 135, Class A
2,081,559	2.000	(c)	08/20/51	1,707,172
JP Morgan Mortgage Trust Series 2025-NQM4, Class A1A
878,419	4.954	(c)(e)(f)	03/25/66	870,044
OBX Trust Series 2025-NQM13, Class A1A
416,303	5.441	(c)(e)(f)	05/25/65	417,165
Verus Securitization Trust Series 2021-7, Class A1
1,222,876	2.829	(c)(e)(f)	10/25/66	1,110,969

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Verus Securitization Trust Series 2025-1, Class A1A
$910,559	5.620	%(c)(e)(f)	01/25/70	$ 913,975

				8,477,127

Sequential Floating Rate(b)(c) – 3.7%
Angel Oak Mortgage Trust Series 2019-6, Class B1
850,000	3.941	(e)	11/25/59	825,333
Angel Oak Mortgage Trust Series 2021-7, Class A1
454,468	1.978	(e)	10/25/66	396,899
CIM Trust Series 2019-INV3, Class A15
40,234	3.500	(e)	08/25/49	35,862
COLT Mortgage Loan Trust Series 2021-4, Class A1
860,802	1.397	(e)	10/25/66	734,720
Countrywide Alternative Loan Trust Series 2006-OC8, Class 2A3 (1 mo. USD Term SOFR + 0.614%)
875,150	4.263		11/25/36	761,993
Ellington Financial Mortgage Trust Series 2022-1, Class A1
807,838	2.206	(e)	01/25/67	714,725
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
330,000	7.178	(e)	10/25/43	343,691
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
225,000	5.428	(e)	01/25/44	226,566
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
241,053	5.278	(e)	05/25/44	241,692
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	5.578	(e)	03/25/44	251,976
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
239,365	5.228	(e)	09/25/44	239,757
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
350,000	5.328	(e)	01/25/45	350,114
GCAT Trust Series 2019-NQM3, Class M1
500,000	3.450	(e)	11/25/59	485,373
GCAT Trust Series 2021-NQM5, Class A2
521,859	1.417	(e)	07/25/66	437,096
JP Morgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1 mo. USD Term SOFR + 0.434%)
86,127	4.083		12/25/36	81,341
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
649,572	2.520	(e)	05/25/52	536,458
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
441,682	5.990	(e)	07/25/64	443,072
JP Morgan Mortgage Trust Series 2024-3, Class A4
789,608	3.000	(e)	05/25/54	712,142

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Mill City Mortgage Loan Trust Series 2017-2, Class A3
$51,577	3.250	%(e)	07/25/59	$ 50,565
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(e)	08/25/59	671,752
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(e)	11/25/60	669,510
PRKCM Trust Series 2021-AFC2, Class A1
567,636	2.071	(e)	11/25/56	502,431
PRKCM Trust Series 2021-AFC2, Class A2
625,000	2.693	(e)	11/25/56	469,856
Starwood Mortgage Residential Trust Series 2021-6, Class A1
279,325	1.920	(e)	11/25/66	246,266
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
950,000	3.000	(e)	04/25/60	931,900
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.799	(e)	07/25/57	89,391
Vista Point Securitization Trust Series 2020-2, Class M1
500,000	3.401	(e)	04/25/65	487,716
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
21,012	3.500	(e)	07/25/49	18,789

				11,956,986

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 26,633,291

Commercial Mortgage-Backed Securities – 15.0%
Regular Floater(b)(e) – 0.8%
BX Commercial Mortgage Trust Series 2026-LP3, Class C (1 mo. USD Term SOFR + 1.750%)
$495,305	5.375%		04/15/43	$ 496,541
KSL Commercial Mortgage Trust Series 2026-HT3, Class B (1 mo. USD Term SOFR + 1.800%)
700,000	5.400		06/15/43	700,614
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
1,150,000	5.758		11/15/29	1,157,449
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
250,000	6.556		11/15/29	254,110

				2,608,714

Sequential Fixed Rate – 3.3%
Bank Series 2021-BN35, Class A5
950,000	2.285	(c)	06/15/64	837,055
Bank5 Series 2024-5YR11, Class AS
300,000	6.139	(c)	11/15/57	307,228
BMO Mortgage Trust Series 2023-C7, Class A5
900,000	6.160	(c)	12/15/56	953,291
BWAY Mortgage Trust Series 2013-1515, Class A2
531,988	3.454	(c)(e)	03/10/33	512,554
COMM Mortgage Trust Series 2024-277P, Class A
875,000	6.338	(e)	08/10/44	904,335
DOLP Trust Series 2021-NYC, Class A
700,000	2.956	(e)	05/10/41	623,500

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
$650,000	3.598	%(c)(e)	06/05/39	$ 607,436
Manhattan West Mortgage Trust Series 2020-1MW, Class A
750,000	2.130	(e)	09/10/39	725,972
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
400,000	4.310	(c)	12/15/51	394,492
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
635,723	6.890	(c)	12/15/56	654,056
ROCK Trust Series 2024-CNTR, Class A
1,500,000	5.388	(e)	11/13/41	1,514,909
ROCK Trust Series 2024-CNTR, Class D
950,000	7.109	(e)	11/13/41	981,927
SLG Office Trust Series 2021-OVA, Class A
600,000	2.585	(e)	07/15/41	534,120
Wells Fargo Commercial Mortgage Trust Series 2017-C39, Class A5
1,125,000	3.418	(c)	09/15/50	1,107,228

				10,658,103

Sequential Floating Rate(b) – 10.9%
Bank Series 2022-BNK44, Class A5
500,000	5.934	(c)	11/15/55	521,212
Bank5 Series 2024-5YR8, Class C
150,000	7.001	(c)	08/15/57	153,524
Bank5 Series 2025-5YR16, Class AS
950,000	5.751	(c)	08/15/63	964,305
Bank5 Series 2026-5YR21, Class C
250,000	6.365	(c)	04/15/59	250,950
Bank5 Series 2026-5YR22, Class A3
800,000	5.713	(c)	06/15/59	825,112
Bank5 Trust Series 2025-5YR13, Class AS
500,000	6.096	(c)	01/15/58	512,574
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
650,000	4.545	(e)	03/15/37	617,782
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
125,000	4.794	(e)	03/15/37	116,209
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
500,000	5.633	(e)	10/10/42	497,763
BFLD Commercial Mortgage Trust Series 2025-660F, Class C (1 mo. USD Term SOFR + 2.150%)
1,000,000	5.775	(e)	11/15/42	1,002,558
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
475,636	4.968	(e)	03/15/41	475,740
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
675,000	5.548	(e)	06/15/44	683,651
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
850,000	5.591	(e)	11/13/46	845,871
BX Commercial Mortgage Trust Series 2026-CSMO, Class A (1 mo. USD Term SOFR + 1.400%)
850,000	5.025	(e)	02/15/43	851,665
BX Commercial Mortgage Trust Series 2026-VLT10, Class A
500,000	5.358	(e)	07/13/58	486,145

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
BX Commercial Mortgage Trust Series 2026-VLT10, Class C
$400,000	6.397	%(e)	07/13/58	$ 388,734
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,050,000	5.267	(e)	02/15/41	1,050,488
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
812,944	5.466	(e)	04/15/41	814,465
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
478,203	6.165	(e)	04/15/41	479,992
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
674,768	4.769	(e)	03/15/30	673,572
BX Trust Series 2025-ARIA, Class A
1,400,000	5.199	(e)	12/13/42	1,400,749
Durst Commercial Mortgage Trust Series 2025-151, Class A
800,000	5.317	(e)	08/10/42	803,179
Durst Commercial Mortgage Trust Series 2025-151, Class B
1,000,000	5.768	(e)	08/10/42	1,007,864
Durst Commercial Mortgage Trust Series 2025-151, Class C
350,000	6.019	(e)	08/10/42	354,208
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
452,034	4.272	(c)	02/25/33	452,447
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
196,108	4.262	(c)	11/25/29	196,107
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544, Class A2
1,350,000	4.266	(c)	07/25/30	1,339,240
HLTN Commercial Mortgage Trust Series 2026-DPLO, Class A (1 mo. USD Term SOFR + 1.700%)
1,800,000	5.325	(e)	04/15/41	1,804,567
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
340,000	6.151	(e)	01/13/40	346,836
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
375,000	6.551	(e)	01/13/40	383,110
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
800,000	5.649	(e)	01/13/40	813,259
IRV Trust Series 2025-200P, Class A
700,000	5.471	(c)(e)	03/14/47	704,678
IRV Trust Series 2025-200P, Class C
500,000	5.921	(c)(e)	03/14/47	497,128
IRV Trust Series 2025-200P, Class D
350,000	6.371	(c)(e)	03/14/47	354,037
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
300,000	5.990	(e)	10/05/39	301,846
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
475,000	5.515	(e)	08/15/41	475,364

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
LBTY Commercial Mortgage Trust Series 2026-225L, Class D
$900,000	5.899	%(e)	02/10/43	$ 885,895
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
900,000	6.571	(e)	10/15/42	906,551
Manhattan West Mortgage Trust Series 2026-2MW, Class A
900,000	5.499	(e)	06/10/48	906,529
Manhattan West Mortgage Trust Series 2026-2MW, Class B
500,000	5.718	(e)	06/10/48	502,622
MTN Commercial Mortgage Trust Series 2026-LPFX, Class C
500,000	5.757	(e)	05/15/43	500,781
NY Commercial Mortgage Trust Series 2025-299P, Class B
450,000	6.125	(e)	02/10/47	460,956
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
1,000,000	5.368	(e)	10/15/40	1,003,944
NYC Commercial Mortgage Trust Series 2025-11X, Class B (1 mo. USD Term SOFR + 2.093%)
550,000	5.718	(e)	10/15/40	551,632
NYC Commercial Mortgage Trust Series 2026-9W57, Class A
1,500,000	5.053	(c)(e)	06/06/40	1,493,096
NYC Commercial Mortgage Trust Series 2026-9W57, Class B
600,000	5.353	(c)(e)	06/06/40	597,062
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
542,747	4.691	(e)	01/15/36	526,263
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
150,000	5.767	(e)	04/15/42	149,417
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
850,000	5.201	(e)	10/13/39	840,310
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
300,000	6.057	(e)	10/13/39	295,345
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
875,000	5.484	(e)	07/15/35	875,586
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
550,000	5.935	(e)	07/15/35	550,174
Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class A
750,000	4.833	(e)	03/10/41	740,223

				35,233,317

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 48,500,134

Federal Agencies – 40.8%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – 0.0%
(RFUCC 1 yr. Treasury + 1.785%)
$1,106	6.535%		09/01/35	$ 1,141

Federal Home Loan Mortgage Corp. – 0.4%
5,845	6.000		08/01/27	5,867
3,422	5.000		08/01/33	3,447
530	5.000		09/01/33	533
928	5.000		10/01/33	934
847	5.000		11/01/34	854
35,715	5.000		12/01/34	35,997
1,183	5.000		07/01/35	1,192

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$1	5.000%	11/01/35	$ 1
12,601	5.000	03/01/39	12,719
1,031	5.000	05/01/39	1,040
796	5.000	08/01/40	801
10,479	4.000	02/01/41	10,159
817	5.000	06/01/41	822
272,816	4.000	03/01/48	259,298
277,370	4.000	04/01/48	263,359
779,022	4.500	08/01/48	762,220

			1,359,243

Federal National Mortgage Association – 1.5%
4,801,134	5.500	11/01/55	4,844,696

Government National Mortgage Association – 10.9%
5,170	5.500	11/15/32	5,248
2,514	5.500	01/15/33	2,540
11,844	5.500	02/15/33	12,086
10,634	5.500	03/15/33	10,834
12,442	5.500	07/15/33	12,660
5,911	5.500	08/15/33	6,008
1,584	5.500	09/15/33	1,605
6,238	5.500	04/15/34	6,338
4,630	5.500	05/15/34	4,697
48,185	5.500	09/15/34	49,437
50,964	5.500	12/15/34	52,306
37,693	5.500	01/15/35	38,706
146	5.500	05/15/36	148
1,921	4.000	02/20/41	1,846
3,078	4.000	11/20/41	2,953
522	4.000	01/20/42	501
1,676	4.000	04/20/42	1,608
1,047	4.000	10/20/42	1,003
267,616	4.000	08/20/43	255,988
1,494	4.000	03/20/44	1,428
1,832	4.000	05/20/44	1,750
127,856	4.000	11/20/44	121,958
30,923	4.000	12/20/44	29,496
8,406	4.000	05/20/45	8,012
30,514	4.000	07/20/45	29,065
165,871	4.000	01/20/46	157,866
530,992	4.500	05/20/48	520,526
792,751	4.500	08/20/48	776,382
89,521	5.000	08/20/48	90,143
557,372	4.500	09/20/48	545,863
644,015	5.000	10/20/48	648,087
362,132	5.000	11/20/48	364,421
369,585	5.000	12/20/48	371,690
861,467	4.500	01/20/49	842,603
682,844	5.000	01/20/49	686,308
345,902	4.000	02/20/49	326,986
705,649	4.500	02/20/49	689,976
18,006	4.500	03/20/49	17,612
220,931	4.000	03/20/49	208,849
59,320	5.000	03/20/49	59,658

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$372,016	4.000%	04/20/49	$ 351,672
492,993	3.000	08/20/49	440,692
213,840	4.500	10/20/49	209,158
221,358	4.500	12/20/49	216,511
961,342	3.000	03/20/50	856,404
202,173	4.000	01/20/51	190,991
242,075	2.500	09/20/51	207,018
442,276	2.500	11/20/51	379,332
764,647	3.000	11/20/51	677,871
254,483	2.500	12/20/51	218,266
1,379,137	4.500	09/20/52	1,338,543
1,435,427	5.000	02/20/56	1,421,983
4,000,000	2.500	TBA-30yr(g)	3,414,354
3,000,000	2.000	TBA-30yr(g)	2,457,432
3,000,000	3.500	TBA-30yr(g)	2,692,851
1,000,000	5.000	TBA-30yr(g)	985,778
3,000,000	5.500	TBA-30yr(g)	3,014,582
9,000,000	6.000	TBA-30yr(g)	9,182,398

			35,221,027

Uniform Mortgage-Backed Security – 28.0%
1,664	4.500	02/01/39	1,647
1,414	4.500	04/01/39	1,401
33,048	4.500	12/01/39	32,751
32,874	4.500	06/01/40	32,535
12,818	4.500	08/01/41	12,689
14,491	3.000	12/01/42	13,387
46,839	3.000	01/01/43	43,062
11,908	3.000	02/01/43	10,970
4,924	3.000	03/01/43	4,558
57,527	3.000	04/01/43	52,648
14,775	3.000	05/01/43	13,473
13,091	3.000	06/01/43	11,937
9,393	5.000	06/01/44	9,482
11,163	3.500	03/01/45	10,352
670,807	4.500	04/01/45	661,868
181,687	3.000	04/01/45	162,882
80,784	4.500	05/01/45	79,681
324,418	4.500	06/01/45	319,370
20,384	4.000	03/01/46	19,487
25,988	4.000	06/01/46	24,754
7,787	4.000	08/01/46	7,418
57,818	4.000	10/01/46	55,073
46,086	4.000	06/01/47	43,838
227,334	4.500	07/01/47	222,289
119,108	4.500	11/01/47	116,428
139,804	4.000	12/01/47	132,855
405,744	4.000	01/01/48	385,575
427,689	4.000	02/01/48	406,524
309,420	4.000	03/01/48	294,039
377,099	4.500	05/01/48	367,081
412,367	4.000	06/01/48	391,610
198,355	4.500	09/01/48	193,830
833,907	5.000	11/01/48	837,577
1,316,035	3.000	09/01/49	1,172,797

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$24,160	4.500%	10/01/49	$ 23,435
691,655	4.500	01/01/50	674,129
1,615,826	4.000	03/01/50	1,530,455
3,718,844	4.500	03/01/50	3,624,668
688,843	2.500	09/01/50	589,537
4,832,798	2.000	10/01/50	3,909,137
5,424,957	3.000	10/01/50	4,815,622
1,670,486	3.000	11/01/50	1,481,362
4,831,661	2.000	11/01/50	3,906,532
1,955,119	3.000	12/01/50	1,735,603
2,320,726	2.500	02/01/51	1,960,532
2,607,739	2.000	03/01/51	2,110,249
470,411	2.000	04/01/51	379,159
9,017,167	2.000	05/01/51	7,271,801
3,565,438	2.500	05/01/51	3,028,642
806,708	2.500	08/01/51	688,394
4,703,801	2.500	09/01/51	4,003,866
2,297,534	6.000	11/01/52	2,386,039
412,327	6.000	12/01/52	428,103
2,248,471	4.500	05/01/53	2,187,507
1,667,518	6.500	09/01/53	1,734,423
634,000	6.500	12/01/53	664,688
1,738,376	6.000	01/01/54	1,779,212
2,112,207	6.500	06/01/54	2,217,746
1,901,116	6.000	08/01/55	1,954,099
2,000,000	2.500	TBA-30yr(g)	1,670,703
1,000,000	3.500	TBA-30yr(g)	907,773
12,000,000	5.500	TBA-30yr(g)	12,039,844
9,000,000	6.000	TBA-30yr(g)	9,194,063
5,000,000	4.500	TBA-30yr(g)	4,939,649
1,000,000	6.500	TBA-30yr(g)	1,034,297

			91,017,137

TOTAL FEDERAL AGENCIES			$132,443,244

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $210,145,382)			$207,576,669

Corporate Obligations – 31.5%
Advertising(c)(e) – 0.2%
Lamar Media Corp.
$510,000	5.375%	11/01/33	$ 499,820

Aerospace & Defense(c) – 0.8%
ATI, Inc.
145,000	5.875	06/15/33	147,004
Boeing Co.
145,000	2.950	02/01/30	136,372
1,211,000	5.150	05/01/30	1,225,677
457,000	6.528	05/01/34	496,860
25,000	3.500	03/01/39	20,390
15,000	3.375	06/15/46	10,525
386,000	6.858	05/01/54	433,721

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(c) – (continued)
Moog, Inc.(e)
$120,000	5.500%	10/15/34	$ 118,333
TransDigm, Inc.(e)
165,000	6.125	07/31/34	164,850

			2,753,732

Agriculture(c) – 0.6%
BAT Capital Corp.
1,050,000	6.000	02/20/34	1,107,519
835,000	5.625	08/15/35	860,927

			1,968,446

Airlines(c) – 0.1%
United Airlines Holdings, Inc.
299,000	5.375	03/01/31	297,230

Automotive(c) – 0.8%
Ford Motor Credit Co. LLC
500,000	5.850	05/17/27	503,625
1,370,000	5.420	04/09/31	1,358,341
General Motors Financial Co., Inc.
500,000	2.350	01/08/31	447,350
Qnity Electronics, Inc.(e)
120,000	5.750	08/15/32	120,720
80,000	6.250	08/15/33	81,411

			2,511,447

Banks – 6.1%
Banco Mercantil del Norte SA(b)(c)(e) (5 yr. CMT + 4.643%)
260,000	5.875	01/24/27	258,401
Banco Santander SA
200,000	2.749	12/03/30	181,380
600,000	6.921	08/08/33	652,062
Bank of America Corp.(b)(c)
(3 mo. USD Term SOFR + 1.252%)
75,000	2.496	02/13/31	69,317
(5 yr. CMT + 1.200%)
475,000	2.482	09/21/36	414,713
(Secured Overnight Financing Rate + 1.130%)
1,925,000	5.045	02/06/37	1,895,721
(Secured Overnight Financing Rate + 1.530%)
600,000	1.898	07/23/31	535,764
(Secured Overnight Financing Rate + 1.572%)
955,000	5.489	04/23/37	952,603
(Secured Overnight Financing Rate + 1.830%)
275,000	4.571	04/27/33	269,723
BPCE SA(e)
525,000	4.625	09/12/28	523,582
Citigroup, Inc.(b)(c)
(5 yr. CMT + 3.001%)
365,000	6.625	02/15/31	371,245
(Secured Overnight Financing Rate + 1.422%)
550,000	2.976	11/05/30	519,480
(Secured Overnight Financing Rate + 1.830%)
355,000	6.020	01/24/36	366,112

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 2.086%)
$800,000	4.910%	05/24/33	$ 796,056
First Horizon Corp.(b)(c) (Secured Overnight Financing Rate + 1.766%)
330,000	5.514	03/07/31	334,089
JPMorgan Chase & Co.(b)(c)
(3 mo. USD Term SOFR + 2.515%)
200,000	2.956	05/13/31	186,718
(Secured Overnight Financing Rate + 0.840%)
795,000	4.347	01/22/32	778,695
(Secured Overnight Financing Rate + 1.070%)
1,085,000	4.898	01/22/37	1,057,094
(Secured Overnight Financing Rate + 1.300%)
475,000	5.193	02/05/37	468,060
(Secured Overnight Financing Rate + 1.680%)
840,000	5.572	04/22/36	863,654
KeyCorp(b)(c) (Secured Overnight Financing Rate + 2.060%)
950,000	4.789	06/01/33	930,449
M&T Bank Corp.(b)(c) (Secured Overnight Financing Rate + 2.260%)
650,000	6.082	03/13/32	678,262
Morgan Stanley(b)(c)
(3 mo. USD Term SOFR + 1.890%)
200,000	4.431	01/23/30	198,198
(Secured Overnight Financing Rate + 1.034%)
750,000	1.794	02/13/32	652,552
(Secured Overnight Financing Rate + 1.143%)
725,000	2.699	01/22/31	673,554
(Secured Overnight Financing Rate + 1.184%)
925,000	5.073	01/30/37	904,826
(Secured Overnight Financing Rate + 1.290%)
141,000	2.943	01/21/33	126,818
(Secured Overnight Financing Rate + 1.757%)
310,000	5.664	04/17/36	318,045
NatWest Group PLC(b)(c) (1 yr. CMT + 1.050%)
200,000	5.115	05/23/31	201,172
U.S. Bancorp(b)(c)
(5 yr. CMT + 2.541%)
650,000	3.700	01/15/27	643,487
(Secured Overnight Financing Rate + 1.296%)
890,000	5.083	05/15/31	899,754
UBS Group AG(b)(c)(e)
(5 yr. CMT + 4.758%)
200,000	9.250	11/13/33	230,832
(Secured Overnight Financing Rate + 1.340%)
1,305,000	5.199	08/10/37	1,284,655
(Secured Overnight Financing Rate + 1.760%)
510,000	5.580	05/09/36	519,180

			19,756,253

Beverages(c) – 0.5%
Constellation Brands, Inc.
325,000	2.250	08/01/31	286,832
JDE Peet’s NV(e)
375,000	1.375	01/15/27	367,984

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages(c) – (continued)
Keurig Dr. Pepper, Inc.
$925,000	2.250%		03/15/31	$ 821,455

				1,476,271

Biotechnology(c) – 0.3%
Genmab AS/Genmab Finance LLC(e)
495,000	6.250		12/15/32	504,266
Royalty Pharma PLC
461,000	5.400		09/02/34	464,725

				968,991

Building Materials(c) – 0.2%
Cemex SAB de CV
200,000	5.750		06/05/36	199,300
Standard Building Solutions, Inc.(e)
358,000	6.250		08/01/33	355,304

				554,604

Chemicals(c) – 0.4%
OCP SA
420,000	6.750	(e)	05/02/34	441,776
360,000	7.500		05/02/54	390,222
Solstice Advanced Materials, Inc.(e)
355,000	5.625		09/30/33	352,714
WR Grace Holdings LLC(e)
165,000	7.000		08/01/33	160,857

				1,345,569

Commercial Services – 1.5%
APi Group DE, Inc.(c)(e)
515,000	5.750		06/01/34	510,808
Ashtead Capital, Inc.(c)(e)
301,000	5.800		04/15/34	306,400
Block, Inc.(c)
225,000	6.500		05/15/32	229,770
145,000	6.000	(e)	08/15/33	145,916
Brink’s Co.(c)(e)
70,000	6.500		06/15/29	71,415
CompoSecure Holdings LLC(c)(e)
505,000	5.625		02/01/33	492,880
Cornell University(c)
830,000	4.733		06/15/35	817,010
CoStar Group, Inc.(c)(e)
625,000	2.800		07/15/30	562,744
DP World Crescent Ltd.(e)
560,000	5.500		05/08/35	560,840
Global Payments, Inc.(c)
530,000	5.550		11/15/35	513,475
Graham Holdings Co.(c)(e)
630,000	5.625		12/01/33	623,700

				4,834,958

Computers(c) – 0.2%
CACI International, Inc.(e)
515,000	6.375		06/15/33	522,334

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(c) – (continued)
Seagate Data Storage Technology Pte. Ltd.
$225,000	5.875%	07/15/30	$ 228,204

			750,538

Cosmetics & Personal Care(c)(e) – 0.1%
Opal Bidco SAS
345,000	6.500	03/31/32	351,876

Diversified Financial Services – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(c)
275,000	3.400	10/29/33	244,687
American Express Co.(b)(c) (Secured Overnight Financing Rate + 1.237%)
595,000	4.804	10/24/36	576,977
Compute Financing LLC(h)
1,875,000	0.000	06/15/34	1,869,443
Rocket Cos., Inc.(c)(e)
225,000	6.125	08/01/30	229,100
212,000	6.125	08/01/31	216,518
255,000	6.375	08/01/33	259,406
SLM Corp.(b)(c) (Secured Overnight Financing Rate + 2.710%)
375,000	6.495	05/15/32	375,068
Stonex Escrow Issuer LLC(c)(e)
440,000	6.875	07/15/32	452,430
Sumisho Air Lease Corp.(c)(e)
650,000	4.850	03/24/31	643,084
Synchrony Financial(b)(c) (Secured Overnight Financing Rate + 1.530%)
510,000	4.947	02/25/32	496,913
VFH Parent LLC/Valor Co-Issuer, Inc.(c)(e)
460,000	7.500	06/15/31	481,114

			5,844,740

Electrical(c) – 0.1%
Ameren Corp.
125,000	3.500	01/15/31	118,455
NRG Energy, Inc.(e)
270,000	5.875	05/15/34	268,491
Pacific Gas & Electric Co.
125,000	3.300	08/01/40	93,641

			480,587

Electrical Components & Equipment(c)(e) – 0.1%
WESCO Distribution, Inc.
155,000	5.250	04/15/31	153,889
220,000	5.500	04/15/34	217,674

			371,563

Electronics(c) – 0.1%
Allegion U.S. Holding Co., Inc.
256,000	5.600	05/29/34	261,363
Atkore, Inc.(e)
15,000	4.250	06/01/31	14,357

			275,720

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(c) – 0.7%
AECOM(e)
$517,000	6.000%		08/01/33	$ 517,599
Global Infrastructure Solutions, Inc.(e)
410,000	6.375		07/15/34	412,862
Granite Construction, Inc.(e)
395,000	6.375		06/15/34	402,339
MasTec, Inc.(e)
610,000	4.500		08/15/28	604,193
Mexico City Airport Trust
200,000	4.250		10/31/26	199,350
250,000	3.875	(e)	04/30/28	243,875

				2,380,218

Environmental(c)(e) – 0.2%
GFL Environmental Holdings U.S., Inc.
670,000	5.625		07/01/31	670,013

Food & Drug Retailing(c) – 0.4%
Mars, Inc.(e)
775,000	5.000		03/01/32	780,216
Performance Food Group, Inc.(e)
485,000	5.625		03/01/34	476,333
Sysco Corp.
50,000	6.600		04/01/40	54,153

				1,310,702

Healthcare Providers & Services(c) – 2.3%
Adventist Health System
1,095,000	4.742		12/01/30	1,084,840
235,000	5.757		12/01/34	239,418
Ascension Health
485,000	4.923		11/15/35	479,001
Baxter International, Inc.
78,000	1.915		02/01/27	76,744
CommonSpirit Health
290,000	4.352		09/01/30	283,508
440,000	4.975		09/01/35	426,832
635,000	3.910		10/01/50	471,452
610,000	6.461		11/01/52	654,690
Elevance Health, Inc.
830,000	4.600		09/15/32	813,632
HCA, Inc.
770,000	5.450		04/01/31	786,609
685,000	5.900		06/01/53	667,046
PeaceHealth Obligated Group
335,000	4.335		11/15/28	332,188
Solventum Corp.
1,070,000	5.600		03/23/34	1,094,749
STERIS Irish FinCo UnLtd Co.
218,000	2.700		03/15/31	198,153

				7,608,862

Home Builders(c)(e) – 0.2%
Installed Building Products, Inc.
585,000	5.625		02/01/34	576,243

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Home Furnishings(c)(e) – 0.1%
Whirlpool Corp.
$205,000	7.500%	07/01/31	$ 207,585

Insurance – 0.4%
Acrisure LLC/Acrisure Finance, Inc.(c)(e)
87,000	6.750	07/01/32	78,217
Ardonagh Finco Ltd.(c)(e)
215,000	7.750	02/15/31	217,455
Chubb INA Holdings LLC
342,000	6.800	11/15/31	372,855
Pricoa Global Funding I(e)
542,000	4.750	08/26/32	534,098

			1,202,625

Internet(c) – 0.8%
Expedia Group, Inc.
200,000	3.250	02/15/30	189,862
81,000	2.950	03/15/31	74,410
375,000	5.400	02/15/35	371,303
Match Group Holdings II LLC(e)
515,000	6.125	09/15/33	508,995
Meta Platforms, Inc.
650,000	4.875	11/15/35	632,482
Snap, Inc.(e)
339,000	6.875	03/15/34	328,223
Wayfair LLC(e)
350,000	6.750	11/15/32	359,443
175,000	7.125	05/31/34	179,960

			2,644,678

Iron/Steel(c) – 0.3%
Carpenter Technology Corp.(e)
180,000	5.625	03/01/34	179,991
Mineral Resources Ltd.(e)
555,000	6.000	05/01/32	549,655
Vale Overseas Ltd.
200,000	6.400	06/28/54	203,800

			933,446

Leisure Time(c) – 0.6%
Acushnet Co.(e)
165,000	5.625	12/01/33	164,404
Carnival Corp. Ltd.(e)
316,000	5.875	06/15/31	321,568
Royal Caribbean Cruises Ltd.
610,000	5.250	02/27/38	590,157
Viking Cruises Ltd.(e)
725,000	5.875	10/15/33	725,413

			1,801,542

Lodging(c) – 1.0%
Choice Hotels International, Inc.
540,000	3.700	01/15/31	509,630
262,000	5.850	08/01/34	266,142
Hilton Domestic Operating Co., Inc.(e)
520,000	5.500	09/15/31	521,076

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Lodging(c) – (continued)
$350,000	5.500%	03/31/34	$ 346,413
Hyatt Hotels Corp.
630,000	5.500	06/30/34	637,573
Las Vegas Sands Corp.
230,000	5.625	06/15/28	232,757
90,000	6.000	06/14/30	92,457
Marriott International, Inc.
325,000	4.500	05/01/33	314,278
Sands China Ltd.
200,000	5.400	08/08/28	201,491
Travel & Leisure Co.(e)
94,000	6.125	09/01/33	92,935

			3,214,752

Machinery - Construction & Mining(c) – 0.2%
Vertiv Holdings Co.
666,000	4.850	03/15/36	647,192

Machinery-Diversified(c) – 0.1%
Esab Corp.(e)
300,000	5.625	04/01/31	299,877
Ingersoll Rand, Inc.
177,000	5.314	06/15/31	180,558

			480,435

Media(c)(e) – 0.4%
Space Exploration Technologies Corp.
725,000	5.350	07/15/31	724,210
725,000	5.875	07/15/36	715,401

			1,439,611

Metal Fabricate & Hardware(c)(e) – 0.1%
Advanced Drainage Systems, Inc.
360,000	5.375	03/01/34	352,516

Mining(c)(e) – 0.2%
Alumina Pty. Ltd.
285,000	6.125	03/15/30	289,212
240,000	6.375	09/15/32	244,274
Glencore Funding LLC
250,000	2.625	09/23/31	223,433

			756,919

Oil Field Services – 1.2%
Chord Energy Corp.(c)(e)
440,000	6.000	10/01/30	441,989
70,000	6.750	03/15/33	71,164
CNX Resources Corp.(c)(e)
300,000	5.875	03/01/34	291,672
DBR Land Holdings LLC(c)(e)
350,000	6.250	12/01/30	355,505
Ecopetrol SA(c)
90,000	8.625	01/19/29	95,638
EQT Corp.(c)(e)
610,000	3.625	05/15/31	570,576

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Occidental Petroleum Corp.
$278,000	7.875%	09/15/31	$ 313,395
Petroleos Mexicanos(c)
550,000	6.840	01/23/30	564,850
280,000	5.950	01/28/31	276,948
60,000	6.700	02/16/32	60,451
Sunoco LP(c)(e)
465,000	5.875	03/15/34	457,718
WBI Operating LLC(c)(e)
355,000	6.250	10/15/30	357,013

			3,856,919

Packaging(c) – 0.1%
Crown Americas LLC
370,000	5.875	06/01/33	372,379
Pharmaceuticals(c) – 0.5%
Amneal Pharmaceuticals LLC(e)
234,000	6.875	08/01/32	242,974
CVS Health Corp.
1,388,000	4.780	03/25/38	1,301,167

			1,544,141

Pipelines – 0.6%
Cheniere Energy Partners LP(c)
230,000	5.950	06/30/33	240,168
DCP Midstream Operating LP(c)
455,000	3.250	02/15/32	415,256
Energy Transfer LP(c)
75,000	5.400	10/01/47	67,987
Galaxy Pipeline Assets Bidco Ltd.(e)
200,000	2.625	03/31/36	174,714
Kinder Morgan, Inc.
500	7.750	01/15/32	568
Targa Resources Corp.(c)
235,000	4.200	02/01/33	222,738
Venture Global Plaquemines LNG LLC(c)(e)
205,000	6.125	12/15/30	209,697
210,000	6.500	06/15/34	218,673
Williams Cos., Inc.(c)
425,000	5.650	03/15/33	437,567

			1,987,368

Real Estate Investment Trust(c) – 1.0%
Alexandria Real Estate Equities, Inc.
350,000	3.375	08/15/31	322,340
American Homes 4 Rent LP
180,000	2.375	07/15/31	159,102
CubeSmart LP
90,000	2.500	02/15/32	79,289
Host Hotels & Resorts LP
224,000	2.900	12/15/31	200,514
Iron Mountain, Inc.(e)
485,000	6.250	01/15/35	486,824
Kilroy Realty LP
397,000	4.750	12/15/28	394,054

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
RHP Hotel Properties LP/RHP Finance Corp.(e)
$110,000	6.500%	06/15/33	$ 112,873
140,000	5.750	03/15/34	138,506
Starwood Property Trust, Inc.(e)
255,000	5.250	10/15/28	253,817
245,000	5.750	01/15/31	243,579
155,000	6.125	06/01/31	155,956
VICI Properties LP/VICI Note Co., Inc.(e)
590,000	3.750	02/15/27	586,436

			3,133,290

Retailing(c) – 0.6%
1011778 BC ULC/New Red Finance, Inc.(e)
185,000	6.125	06/15/29	187,790
AutoNation, Inc.
450,000	4.750	06/01/30	446,422
FirstCash, Inc.(e)
555,000	6.125	05/01/34	551,992
O’Reilly Automotive, Inc.
240,000	5.100	03/12/36	237,727
QXO Building Products, Inc.(e)
100,000	6.500	07/15/31	101,902
440,000	6.750	04/30/32	454,208

			1,980,041

Semiconductors(c) – 0.2%
Amkor Technology, Inc.(e)
349,000	5.875	10/01/33	350,225
Intel Corp.
159,000	5.150	02/21/34	159,113

			509,338

Software(c) – 3.3%
AppLovin Corp.
226,000	5.500	12/01/34	227,803
Elastic NV(e)
380,000	4.125	07/15/29	362,543
Electronic Arts, Inc.
287,000	2.950	02/15/51	221,484
Fair Isaac Corp.(e)
295,000	6.000	05/15/33	290,475
790,000	6.250	09/15/34	777,913
MSCI, Inc.(e)
760,000	3.875	02/15/31	719,606
OAK-Eagle Acquireco, Inc.(e)
100,000	7.250	07/01/33	104,699
Oracle Corp.
2,239,000	2.950	04/01/30	2,061,067
490,000	2.875	03/25/31	437,815
580,000	4.800	09/26/32	551,864
510,000	5.350	05/04/33	495,317
675,000	5.200	09/26/35	631,739
465,000	5.700	02/04/36	450,869
390,000	6.700	02/04/56	367,123

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(c) – (continued)
Salesforce, Inc.
	$1,505,000	4.900%	09/15/31	$ 1,501,493
	1,525,000	5.550	03/15/36	1,520,684
Workday, Inc.
	150,000	3.800	04/01/32	139,698

				10,862,192

Sovereign(c)(e) – 0.3%
Eagle Funding Luxco SARL
	1,060,000	5.500	08/17/30	1,061,605

Telecommunication Services(c) – 1.8%
AT&T, Inc.
	500,000	2.750	06/01/31	454,650
Beacon Point DC LLC(e)
	825,000	6.129	11/30/42	833,481
Black Pearl Compute LLC(e)
	865,000	6.125	02/15/31	877,802
Meridian Arc Holdco LLC(e)
	535,000	6.250	04/30/31	535,968
PR RNO Property Owner 1 LLC(e)
	360,000	6.500	05/01/31	359,514
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC(e)
	1,600,000	5.700	04/15/36	1,520,912
SV RNO Property Owner 1 LLC(e)
	380,000	5.875	03/01/31	374,634
T-Mobile USA, Inc.
	520,000	2.875	02/15/31	478,369
	350,000	5.200	01/15/33	354,109

				5,789,439

TOTAL CORPORATE OBLIGATIONS (Cost $ 103,401,290)				$102,366,396

Asset-Backed Securities(c) – 13.7%
Automotive – 0.2%
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	$34,906	4.670%	08/15/28	$ 34,914
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(e)
	244,881	5.410	05/17/27	245,130
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	365,506	4.740	01/16/29	365,939

				645,983

Collateralized Loan Obligations(e) – 11.8%
1988 CLO 6 Ltd. Series 2025-6A, Class E(b) (3 mo. USD Term SOFR + 4.900%)
	900,000	8.573	04/15/38	872,479
Aqueduct European CLO 14 DAC Series 2025-14A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
EUR	400,000	4.015	01/25/39	458,217
ARES XLI CLO Ltd. Series 2016-41A, Class A1R3(b) (3 mo. USD Term SOFR + 1.260%)
	$1,900,000	4.875	04/15/39	1,901,275

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(e) – (continued)
Arini European CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 2.000%)
EUR	300,000	4.102%	04/15/40	$ 344,271
Arini European CLO VII DAC Series 7A, Class B(b) (3 mo. EUR EURIBOR + 1.800%)
	600,000	3.895	01/15/39	687,044
Arini European CLO VII DAC Series 7A, Class D(b) (3 mo. EUR EURIBOR + 2.850%)
	600,000	4.945	01/15/39	686,475
Arini European CLO X DAC Series 10A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.850%)
	2,300,000	0.000	07/15/40	2,627,980
Armada Euro CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
	600,000	4.000	10/30/39	688,438
Aurium CLO VIII DAC Series 8A, Class CR(b) (3 mo. EUR EURIBOR + 2.150%)
	600,000	4.393	10/16/38	687,479
Bain Capital Credit CLO Ltd. Series 2019-3A, Class DRR(b) (3 mo. USD Term SOFR + 2.800%)
	$575,000	6.472	10/21/34	571,545
Barings CLO Ltd. Series 2024-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.170%)
	1,525,000	4.845	01/20/39	1,521,942
Birch Grove CLO 8 Ltd. Series 2024-8A, Class A1R(b) (3 mo. USD Term SOFR + 1.290%)
	1,650,000	4.965	04/20/39	1,650,932
BlueMountain CLO XXVI Ltd. Series 2019-26AR, Class CR2(b) (3 mo. USD Term SOFR + 1.850%)
	610,000	5.488	10/20/34	609,998
Bridgepoint CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 1.800%)
EUR	600,000	3.914	10/15/39	686,916
Carlyle U.S. CLO Ltd. Series 2021-8A, Class A1R(b) (3 mo. USD Term SOFR + 1.270%)
	$1,325,000	4.943	10/15/38	1,329,284
CIFC Funding Ltd. Series 2022-4A, Class DR(b) (3 mo. USD Term SOFR + 2.700%)
	500,000	6.380	07/16/35	495,008
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b) (3 mo. EUR EURIBOR + 1.700%)
EUR	800,000	3.938	04/20/38	911,019
Elmwood CLO 27 Ltd. Series 2024-3A, Class A1R(b) (3 mo. USD Term SOFR + 1.240%)
	$1,750,000	4.886	04/18/39	1,752,275
Elmwood CLO 35 Ltd. Series 2024-11A, Class A(b) (3 mo. USD Term SOFR + 1.340%)
	2,175,000	5.015	10/18/37	2,177,312
Elmwood CLO X Ltd. Series 2021-3A, Class AR2(b) (3 mo. USD Term SOFR + 1.300%)
	1,450,000	4.975	07/20/38	1,453,901
Harvest CLO XXXVII DAC Series 37A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
EUR	600,000	3.956	01/15/39	687,244

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(e) – (continued)
Henley CLO XVII DAC Series 17A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
EUR	600,000	4.143%	07/25/39	$ 686,581
Henley CLO XVII DAC Series 17A, Class A(b) (3 mo. EUR EURIBOR + 1.280%)
	2,000,000	3.573	07/15/38	2,285,881
KKR CLO 50 Ltd. Series 2024-50A, Class A1R(b) (3 mo. USD Term SOFR + 1.270%)
	$650,000	4.923	04/20/39	650,486
KKR CLO 57 Ltd. Series 2025-57A, Class A(b) (3 mo. USD Term SOFR + 1.400%)
	2,000,000	5.073	07/15/38	2,004,494
Oaktree CLO Ltd. Series 2023-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.350%)
	1,450,000	5.025	07/20/38	1,451,992
Octagon 67 Ltd. Series 2023-1A, Class AR(b) (3 mo. USD Term SOFR + 1.450%)
	1,700,000	5.117	07/25/38	1,705,233
Palmer Square CLO Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.350%)
	1,775,000	5.025	07/20/37	1,777,902
Post CLO Ltd. Series 2024-1A, Class CR(b) (3 mo. USD Term SOFR + 1.850%)
	750,000	5.455	03/30/39	753,045
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	84,789	5.750	12/20/50	82,704
Trimaran CAVU Ltd. Series 2021-2A, Class D1R(b) (3 mo. USD Term SOFR + 2.500%)
	575,000	6.167	10/25/34	564,928
Trimaran CAVU Ltd. Series 2026-1A, Class D1(b) (3 mo. USD Term SOFR + 2.900%)
	500,000	6.640	07/22/39	499,953
Vibrant CLO XVI Ltd. Series 2023-16A, Class A1A2(b) (3 mo. USD Term SOFR + 1.250%)
	2,075,000	4.923	07/15/36	2,075,701
Wind River CLO Ltd. Series 2021-2A, Class A2R(b) (3 mo. USD Term SOFR + 1.400%)
	450,000	5.075	07/20/34	448,753
Wind River CLO Ltd. Series 2021-2A, Class BR(b) (3 mo. USD Term SOFR + 1.600%)
	425,000	5.275	07/20/34	425,052

				38,213,739

Credit Card – 0.5%
American Express Credit Account Master Trust Series 2025-3, Class A
	1,050,000	4.510	04/15/32	1,052,230
Barclays Dryrock Issuance Trust Series 2025-1, Class A
	775,000	3.970	07/15/31	768,025

				1,820,255

Home Equity(b) – 0.3%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1 mo. USD Term SOFR + 0.789%)
	41,739	4.438	10/25/35	41,540

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Home Equity(b) – (continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2001- HE17, Class A1 (1 mo. USD Term SOFR + 0.734%)
	$235	4.049%		01/25/32	$ 229
Home Equity Asset Trust Series 2002-1, Class A4 (1 mo. USD Term SOFR + 0.714%)
	257	4.363		11/25/32	241
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1 mo. USD Term SOFR + 0.344%)
	236,857	3.993		04/25/37	232,264
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(e) (1 mo. USD Term SOFR + 1.600%)
	114,353	5.209		05/20/54	114,588
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1 mo. USD Term SOFR + 0.554%)
	2,285,459	4.203		04/25/37	498,905

					887,767

Student Loan(b) – 0.9%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
	146,880	4.108		09/26/33	145,371
Katayma CLO II Ltd. Series 2024-2A, Class B(e) (3 mo. USD Term SOFR + 2.150%)
	600,000	5.825		04/20/37	600,512
Navient Student Loan Trust Series 2017-2A, Class A(e) (1 mo. USD Term SOFR + 1.164%)
	1,768,631	4.792		12/27/66	1,781,053
PHEAA Student Loan Trust Series 2016-1A, Class A(e) (1 mo. USD Term SOFR + 1.264%)
	325,918	4.892		09/25/65	324,577

					2,851,513

TOTAL ASSET-BACKED SECURITIES (Cost $ 45,107,440)					$ 44,419,257

Sovereign Debt Obligations – 2.0%
Euro – 0.4%
Indonesia Government International Bonds(c)
EUR	320,000	4.100%		03/04/34	$ 360,147
Ivory Coast Government International Bonds
	120,000	4.875		01/30/32	135,502
	130,000	6.625		03/22/48	143,246
Morocco Government International Bonds(e)
	370,000	4.750		05/26/34	430,465
Romania Government International Bonds
	10,000	2.875		03/11/29	11,154
	190,000	3.624	(e)	05/26/30	213,091
	60,000	4.625	(e)	03/04/33	66,467
	26,000	3.375		01/28/50	19,442

					1,379,514

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – 1.6%
Colombia Government International Bonds(c)
$240,000	5.375%		01/21/29	$ 239,544
Ecuador Government International Bonds(e)
37,415	0.000	(i)	07/31/30	32,251
200,000	8.750		01/29/34	202,180
Egypt Government International Bonds
350,000	9.450		02/04/33	388,106
Guatemala Government Bonds(c)
480,000	6.250		08/15/36	500,971
Hungary Government International Bonds
400,000	6.125		05/22/28	409,500
Ivory Coast Government International Bonds
200,000	6.125		06/15/33	198,400
200,000	6.750	(e)	02/25/41	193,874
Mexico Government International Bonds(c)
200,000	6.750		02/09/56	196,400
624,000	3.771		05/24/61	374,150
Nigeria Government International Bonds
340,000	7.875		02/16/32	353,845
Panama Government International Bonds(c)
200,000	4.500		01/19/63	153,900
Peru Government International Bonds(c)
20,000	2.780		12/01/60	10,948
100,000	3.230	(j)	07/28/21	55,501
Republic of Poland Government International Bonds(c)
350,000	5.500		03/18/54	333,050
Republic of South Africa Government International Bonds
280,000	6.125	(e)	12/11/37	274,995
380,000	6.250		03/08/41	363,850
Romania Government International Bonds
70,000	6.375		01/30/34	70,980
Serbia International Bonds(e)
440,000	5.500		05/06/36	431,543
State of Israel
200,000	3.800		05/13/60	135,232
Turkiye Government International Bonds
360,000	6.800		11/04/36	355,838

				5,275,058

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,090,744)				$ 6,654,572

Municipal Debt Obligations – 0.9%
California(c) – 0.2%
California Public Finance Authority RB (Taxable) Series 2026 B (Children’s Hospital Los Angeles Obligated Group)
$375,000	5.403%		11/15/36	$ 375,363
California State GO Bonds Build America Taxable Series 2009
210,000	7.550		04/01/39	249,252

				624,615

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
$601,044	7.350%	07/01/35	$ 640,505
Illinois State GO Bonds Taxable-Pension Series 2003
422,614	5.100	06/01/33	426,942

			1,067,447

Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024
145,000	5.018	11/30/33	146,927
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
360,000	4.968	11/30/32	364,617

			511,544

New York – 0.1%
Metropolitan Transportation Authority RB Taxable Series 2020 C2
60,000	5.175	11/15/49	55,497
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
375,000	4.810	10/15/65	339,622

			395,119

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
225,000	6.270	02/15/50	231,114

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,842,715)			$ 2,829,839

Bank Loans(k) – 0.4%
Machinery-Diversified – 0.2%
Chart Industries, Inc.
(3 mo. USD Term SOFR + 2.500%)
$581,882	6.182%	03/15/30	$ 580,794

Retail – 0.2%
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
575,491	6.144	12/16/30	575,433

TOTAL BANK LOANS (Cost $1,162,533)			$ 1,156,227

U.S. Treasury Obligations – 0.7%
U.S. Treasury Inflation-Indexed Bonds
$2,852,665	1.500%	02/15/53	$ 2,168,360
(Cost $2,289,829)

Shares	Description	Value

Exchange Traded Funds(l) – 1.3%
82,052	Goldman Sachs Corporate Bond ETF	$ 4,151,528
(Cost $4,152,464)

Shares	Dividend Rate	Value

Investment Company(l) – 0.0%
Goldman Sachs Central Government Fund — Institutional Shares
3,789	3.703%	$ 3,789
(Cost $3,789)

TOTAL INVESTMENTS – 114.5% (Cost $376,196,186)		$371,326,637

LIABILITIES IN EXCESS OF OTHER ASSETS – (14.5)%		(46,918,625)

NET ASSETS – 100.0%		$324,408,012

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest Only Inverse Floaters.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2026.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $51,533,724 which represents approximately 15.8% of net assets as of June 30, 2026.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Actual maturity date is July 28, 2121.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	Represents an affiliated issuer.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	1,367,850	USD	944,149	07/17/26	$2,577
	AUD	445,532	USD	307,087	07/27/26	1,214
	CAD	2,170,280	EUR	1,338,345	07/10/26	1,109
	CHF	1,710,636	USD	2,121,448	08/07/26	4,718
	CHF	1,157,360	USD	1,442,253	09/16/26	2,440
	CNH	1,933,255	USD	286,015	09/16/26	236
	COP	1,153,636,000	USD	314,000	07/02/26	23,334
	COP	2,185,714,557	USD	605,265	07/09/26	32,783
	COP	1,126,174,000	USD	313,000	07/10/26	15,671
	COP	1,123,954,000	USD	311,000	07/14/26	16,707
	COP	757,280,097	USD	209,773	07/24/26	10,494
	COP	198,573,200	USD	54,285	09/16/26	2,753
	EUR	543,503	CAD	879,104	07/10/26	1,135
	EUR	1,715,094	SEK	18,912,398	07/10/26	8,934
	EUR	432,106	USD	493,065	07/09/26	842
	EUR	2,169,070	USD	2,469,359	07/10/26	10,046
	EUR	1,349,000	USD	1,538,244	07/13/26	3,966
	EUR	1,651,479	USD	1,876,740	07/31/26	12,690
	EUR	1,237,265	USD	1,410,708	09/16/26	7,581
	GBP	1,148,865	USD	1,514,304	07/10/26	9,593
	GBP	129,531	USD	171,000	09/16/26	815
	ILS	1,321,323	USD	441,201	07/10/26	2,933
	INR	3,557,737	USD	37,422	07/02/26	161
	INR	30,016,350	USD	315,000	07/03/26	2,079
	INR	74,626,260	USD	782,000	07/09/26	6,118
	INR	34,220,104	USD	357,176	07/10/26	4,189
	INR	55,862,547	USD	589,050	07/13/26	716
	INR	74,703,370	USD	787,633	07/22/26	471
	INR	74,049,300	USD	780,000	07/24/26	1,077
	INR	88,170,781	USD	916,482	09/16/26	9,379
	NZD	2,664,824	AUD	2,185,000	07/17/26	2,162
	NZD	662,645	USD	373,663	07/13/26	2,877
	NZD	2,944,092	USD	1,662,649	07/17/26	10,523
	NZD	1,586,191	USD	898,587	08/04/26	3,387
	NZD	820,245	USD	467,000	09/16/26	75
	SEK	14,580,000	EUR	1,312,836	07/10/26	3,822
	TRY	55,535,710	USD	1,095,790	09/16/26	24,207

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	860,645	AUD	1,199,003	07/01/26	$30,528
	USD	2,999,638	AUD	4,204,671	07/14/26	89,290
	USD	3,350	AUD	3,883	07/17/26	663
	USD	6,265,693	AUD	9,004,823	07/27/26	34,486
	USD	865,296	AUD	1,228,416	08/04/26	15,362
	USD	6,193,745	AUD	8,697,083	09/16/26	180,676
	USD	1,267,081	AUD	1,794,394	09/17/26	26,478
	USD	1,762,499	CAD	2,463,391	07/02/26	25,426
	USD	1,721,289	CAD	2,436,913	07/10/26	2,267
	USD	572,076	CAD	784,607	08/20/26	17,586
	USD	5,150,815	CAD	7,200,305	09/16/26	56,318
	USD	2,108,421	CHF	1,667,784	07/02/26	43,880
	USD	5,124,906	CHF	4,007,730	09/16/26	122,193
	USD	720,361	CLP	657,739,836	09/16/26	6,206
	USD	15,313,510	CNH	103,106,239	09/16/26	46,908
	USD	2,396,925	CZK	50,294,304	09/16/26	27,594
	USD	510,541	EUR	436,808	07/03/26	11,384
	USD	3,050,886	EUR	2,642,683	07/09/26	30,238
	USD	3,587,297	EUR	3,099,770	07/10/26	44,032
	USD	3,857,555	EUR	3,309,501	07/13/26	74,051
	USD	2,064,010	EUR	1,782,550	07/14/26	26,066
	USD	3,730,189	EUR	3,251,570	07/23/26	11,270
	USD	3,666,049	EUR	3,182,107	07/28/26	25,773
	USD	16,591,973	EUR	14,256,552	08/19/26	268,178
	USD	18,796,124	EUR	16,125,030	09/16/26	311,827
	USD	273,140	EUR	234,450	09/17/26	4,376
	USD	2,369,210	GBP	1,766,002	07/10/26	26,719
	USD	705,330	GBP	528,729	07/15/26	4,008
	USD	225,990	GBP	167,351	07/20/26	4,012
	USD	3,901,128	GBP	2,910,719	09/16/26	40,215
	USD	58,877	HUF	17,869,190	08/06/26	1,582
	USD	5,365,615	HUF	1,659,096,368	09/16/26	52,374
	USD	332,029	ILS	985,131	07/01/26	978
	USD	295,273	ILS	876,460	07/10/26	670
	USD	509,037	ILS	1,493,608	09/16/26	6,138
	USD	317,465	INR	30,031,430	07/02/26	220
	USD	317,683	INR	30,015,859	07/03/26	610
	USD	782,000	INR	73,867,720	07/22/26	2,712
	USD	1,090,925	INR	103,888,788	09/16/26	13
	USD	5,129,034	JPY	805,774,743	07/01/26	172,931
	USD	147,992	JPY	23,693,541	07/06/26	2,203
	USD	3,384,642	JPY	546,474,657	07/09/26	21,278
	USD	4,220,056	JPY	682,347,587	07/10/26	20,082
	USD	42,386	JPY	6,736,818	08/04/26	835
	USD	1,191,172	JPY	185,882,915	08/05/26	44,606
	USD	4,598,817	JPY	732,360,134	09/16/26	66,332
	USD	643,135	JPY	102,347,878	09/17/26	9,664
	USD	583,712	KRW	885,616,314	07/01/26	11,957
	USD	570,999	KRW	872,094,495	07/02/26	7,843
	USD	2,097,200	KRW	3,126,191,667	07/07/26	76,129
	USD	3,670,499	KRW	5,578,057,953	09/16/26	60,408
	USD	620,109	MXN	10,816,741	07/17/26	2,474
	USD	1,549,322	MXN	27,024,351	09/17/26	13,952
	USD	2,235,964	NOK	20,929,801	07/20/26	122,135
	USD	1,758,099	NOK	16,878,532	09/16/26	54,788

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	1,817,139	NZD	3,060,187	07/03/26	$78,879
	USD	616,660	NZD	1,049,297	07/08/26	20,510
	USD	6,174,460	NZD	10,456,324	07/13/26	232,775
	USD	6,359,761	NZD	10,957,975	07/17/26	132,178
	USD	5,636,341	NZD	9,834,370	08/04/26	44,111
	USD	2,478,809	NZD	4,352,607	08/24/26	2,078
	USD	1,334,929	NZD	2,270,171	09/16/26	42,218
	USD	2,681,663	NZD	4,589,230	09/17/26	68,319
	USD	3,908,610	PLN	14,250,718	09/16/26	120,527
	USD	5,847,360	SEK	53,968,158	08/26/26	263,766
	USD	3,059,339	SEK	28,589,796	09/16/26	98,054
	USD	210,581	SEK	1,986,071	09/17/26	4,855
	USD	4,235,011	SGD	5,408,333	09/16/26	31,722
	USD	1,680,972	TWD	53,259,908	09/16/26	13,494
	USD	408,408	ZAR	6,666,164	09/16/26	4,000
	ZAR	15,567,642	USD	939,028	09/16/26	5,393

TOTAL						$3,767,617

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	6,540,079	NZD	7,984,610	07/17/26	$(11,207)
	AUD	1,644,348	USD	1,174,886	07/01/26	(36,441)
	AUD	3,108,565	USD	2,175,632	07/10/26	(23,801)
	AUD	4,409,633	USD	3,151,212	07/14/26	(98,997)
	AUD	1,653,979	USD	1,149,917	07/17/26	(5,153)
	AUD	5,102,181	USD	3,627,132	07/27/26	(96,496)
	AUD	4,377,472	USD	3,071,724	08/04/26	(42,977)
	AUD	8,154,721	USD	5,716,966	09/16/26	(78,878)
	BRL	1,844,733	USD	351,350	09/16/26	(575)
	CAD	3,256,545	EUR	2,016,493	07/10/26	(7,802)
	CAD	857,162	EUR	537,000	08/05/26	(9,131)
	CAD	2,462,070	USD	1,772,128	07/02/26	(35,987)
	CAD	2,164,811	USD	1,527,815	07/10/26	(738)
	CAD	863,151	USD	629,344	08/20/26	(19,347)
	CAD	2,878,382	USD	2,060,834	09/16/26	(24,266)
	CHF	1,710,636	USD	2,162,594	07/02/26	(45,008)
	CHF	2,735,199	USD	3,454,878	09/16/26	(40,623)
	CLP	711,364,633	USD	795,559	09/16/26	(23,180)
	CNH	66,345,078	USD	9,849,339	09/16/26	(25,842)
	CNH	36,794,108	USD	5,472,469	09/17/26	(24,042)
	CZK	50,246,036	USD	2,412,327	09/16/26	(45,269)
	EUR	2,857,000	CAD	4,637,682	07/10/26	(5,704)
	EUR	289,379	SEK	3,209,901	07/10/26	(443)
	EUR	869,017	USD	1,008,929	07/03/26	(15,870)
	EUR	2,111,523	USD	2,453,590	07/09/26	(40,071)
	EUR	4,781,576	USD	5,521,724	07/10/26	(56,032)
	EUR	1,899,267	USD	2,241,705	07/13/26	(70,416)
	EUR	1,064,453	USD	1,244,771	07/14/26	(27,809)
	EUR	1,914,597	USD	2,218,061	07/23/26	(28,279)
	EUR	1,648,250	USD	1,911,509	07/24/26	(26,272)
	EUR	3,037,655	USD	3,540,084	07/28/26	(65,058)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	EUR	7,887,362	USD	9,183,392	08/19/26	$(152,338)
	EUR	1,865,382	USD	2,141,459	08/24/26	(5,139)
	EUR	12,786,040	USD	14,798,283	09/16/26	(141,505)
	EUR	226,643	USD	262,633	09/17/26	(2,818)
	GBP	1,597,632	USD	2,147,217	07/10/26	(28,058)
	GBP	524,859	USD	699,619	07/15/26	(3,429)
	GBP	1,115,670	USD	1,496,783	07/20/26	(16,926)
	GBP	1,557,256	USD	2,089,059	08/17/26	(23,480)
	GBP	469,409	USD	630,357	09/16/26	(7,711)
	GBP	727,747	USD	977,898	09/17/26	(12,580)
	HUF	2,425,972,766	USD	7,886,929	09/16/26	(117,774)
	ILS	729,638	USD	251,599	07/01/26	(6,406)
	ILS	763,657	USD	260,113	07/10/26	(3,426)
	ILS	1,421,845	USD	484,132	09/16/26	(5,396)
	INR	56,484,243	USD	597,517	07/02/26	(830)
	INR	3,539,517	USD	37,411	07/13/26	(43)
	INR	103,354,235	USD	1,090,925	07/17/26	(120)
	INR	74,181,420	USD	783,000	07/20/26	(276)
	INR	38,712,361	USD	407,726	09/16/26	(1,217)
	JPY	176,743,275	USD	1,110,894	07/01/26	(23,794)
	JPY	22,221,020	USD	139,535	07/06/26	(2,807)
	JPY	546,474,657	USD	3,383,345	07/09/26	(19,980)
	JPY	472,877,123	USD	2,922,778	07/10/26	(12,133)
	JPY	16,759,487	USD	104,832	07/24/26	(1,551)
	JPY	232,819,345	USD	1,461,667	08/05/26	(25,588)
	JPY	1,345,007,135	USD	8,470,314	09/16/26	(146,236)
	KRW	885,616,314	USD	581,676	07/01/26	(9,920)
	KRW	872,094,495	USD	570,827	07/02/26	(7,672)
	KRW	554,155,728	USD	361,501	07/06/26	(3,324)
	KRW	3,126,241,571	USD	2,047,707	07/07/26	(26,604)
	KRW	328,592,074	USD	213,267	07/08/26	(831)
	KRW	945,875,000	USD	625,000	07/20/26	(13,406)
	KRW	4,908,619,068	USD	3,214,113	09/16/26	(37,280)
	MXN	11,115,233	USD	641,164	07/17/26	(6,485)
	MXN	13,611,900	USD	785,000	09/15/26	(11,524)
	MXN	27,796,269	USD	1,585,293	09/17/26	(6,067)
	NOK	20,882,650	USD	2,235,492	07/20/26	(126,425)
	NOK	18,035,108	USD	1,909,002	09/16/26	(88,974)
	NZD	4,648,218	USD	2,739,708	07/03/26	(99,407)
	NZD	1,012,866	USD	592,725	07/08/26	(17,273)
	NZD	9,966,869	USD	5,909,326	07/13/26	(245,769)
	NZD	16,061,106	USD	9,306,695	07/17/26	(178,924)
	NZD	3,789,170	USD	2,251,022	08/04/26	(96,344)
	NZD	3,742,650	USD	2,130,317	08/06/26	(1,948)
	NZD	5,611,694	USD	3,253,099	08/24/26	(59,918)
	NZD	5,709,496	USD	3,355,707	09/16/26	(104,532)
	PLN	5,812,715	USD	1,564,644	09/16/26	(19,526)
	PLN	1,762,927	USD	479,648	09/17/26	(11,032)
	SEK	53,923,510	USD	5,842,523	08/26/26	(263,548)
	SEK	37,666,462	USD	4,028,582	09/16/26	(127,150)
	SGD	5,526,285	USD	4,328,664	09/16/26	(33,705)
	TWD	24,743,280	USD	786,000	07/02/26	(9,303)
	TWD	88,520,869	USD	2,793,549	09/16/26	(22,110)
	USD	895,609	AUD	1,300,435	08/04/26	(4,154)
	USD	407,068	BRL	2,156,355	09/16/26	(2,961)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	2,150,034	CHF	1,733,687	08/07/26	$(4,782)
	USD	2,319,478	CNH	15,672,308	09/16/26	(1,068)
	USD	113,041	COP	404,844,500	07/03/26	(5,311)
	USD	288,399	COP	991,431,508	07/10/26	(948)
	USD	80,682	COP	294,488,862	07/24/26	(4,975)
	USD	705,587	COP	2,576,699,456	09/16/26	(34,540)
	USD	493,065	EUR	432,211	07/03/26	(839)
	USD	689,756	EUR	607,373	07/10/26	(4,516)
	USD	3,805,539	EUR	3,349,062	07/28/26	(25,730)
	USD	1,390,580	EUR	1,219,379	07/31/26	(4,492)
	USD	214,246	EUR	187,355	08/07/26	(167)
	USD	2,954,983	EUR	2,583,962	08/19/26	(3,662)
	USD	1,277,848	EUR	1,120,858	09/16/26	(7,004)
	USD	1,943,287	GBP	1,473,080	08/17/26	(10,639)
	USD	904,132	GBP	684,651	09/16/26	(4,022)
	USD	933,000	HUF	292,712,018	09/16/26	(4,407)
	USD	85,382	ILS	255,338	07/10/26	(444)
	USD	314,000	INR	30,010,550	07/02/26	(3,025)
	USD	787,633	INR	74,619,093	07/09/26	(409)
	USD	621,000	INR	59,350,523	07/13/26	(5,590)
	USD	589,050	INR	55,899,657	07/20/26	(774)
	USD	1,654,709	INR	160,155,085	09/16/26	(27,042)
	USD	211,566	KRW	328,574,272	07/08/26	(858)
	USD	898,587	NZD	1,587,887	07/03/26	(3,371)
	USD	311,000	NZD	550,273	07/17/26	(1,729)
	USD	623,000	SGD	808,473	07/10/26	(2,348)
	USD	556,390	TRY	27,990,311	09/16/26	(8,094)
	USD	775,214	TWD	24,743,280	07/02/26	(1,483)
	USD	778,000	ZAR	12,913,400	09/16/26	(5,400)
	ZAR	5,134,389	USD	313,000	09/16/26	(1,519)

TOTAL						$(3,608,579)

FORWARD SALES CONTRACTS — At June 30, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	07/20/56	$(2,000,000)	$(1,774,450)
Government National Mortgage Association	4.500	TBA - 30yr	07/20/56	(3,000,000)	(2,880,209)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/13/26	(4,000,000)	(3,192,188)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	07/13/26	(12,000,000)	(10,465,313)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/13/26	(5,000,000)	(4,671,289)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/13/26	(5,000,000)	(4,791,992)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/13/26	(14,000,000)	(13,755,547)

(PROCEEDS RECEIVED: $ (41,451,680))					$(41,530,988)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	64	09/28/26	$7,573,286	$76,275
10 Year U.S. Treasury Notes	102	09/21/26	11,208,844	19,598
2 Year U.S. Treasury Notes	127	09/30/26	26,178,867	(28,886)
20 Year U.S. Treasury Bonds	236	09/21/26	26,786,000	403,828
30 Year German Euro-Buxl	16	09/08/26	2,033,279	36,537
5 Year U.S. Treasury Notes	433	09/30/26	46,351,297	38,264
Euro-Bobl	72	09/08/26	9,491,989	47,746
Euro-Schatz	118	09/08/26	14,286,246	29,275
ICE 3M SONIA Index	88	03/16/27	28,019,000	(256)
ICE 3M SONIA Index	86	09/14/27	27,362,242	106,577
Ultra Long U.S. Treasury Bonds	212	09/21/26	24,625,125	526,642

Total				$1,255,600

Short position contracts:
3 Month SOFR	(100)	03/16/27	(23,990,000)	(15,830)
5 Year German Euro-Bund	(33)	09/08/26	(4,801,456)	(40,947)
Ultra 10-Year U.S. Treasury Notes	(176)	09/21/26	(19,794,500)	(102,000)

Total				$(158,777)

TOTAL FUTURES CONTRACTS				$1,096,823

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.250%(a)	12M JYOR(a)	12/15/27	JPY	5,178,770	(b)	$52,162	$(123,288)	$175,450
3.416(a)	12M SOFR(a)	04/22/28		$9,200	(b)	54,796	12,921	41,875
2.500(c)	12M EURO(c)	06/14/28	EUR	1,270	(b)	(1,841)	3,622	(5,463)
3.927(c)	12M SOFR(c)	06/30/28		$7,780	(b)	12,542	(2,090)	14,632
12M SOFR(c)	4.021%(c)	06/30/28		1,190	(b)	(76)	(45)	(31)
12M EURO(a)	2.000(a)	09/10/28	EUR	103,404	(b)	(465,839)	(181,050)	(284,789)
2.500(d)	6M EURO(d)	09/10/28		103,404	(b)	230,922	(123,777)	354,699
Mexico Interbank TIIE 28 Days(e)	7.250(e)	09/14/28	MXN	25,470	(b)	(410)	(6,466)	6,056
2.500(d)	12M CDOR(d)	09/16/28	CAD	20,920	(b)	60,240	89,900	(29,660)
4.750(d)	12M CLICP(d)	09/16/28	CLP	8,060	(b)	(51)	33	(84)
3.750(c)	12M GBP(c)	09/16/28	GBP	2,140	(b)	15,237	18,194	(2,957)
6.000(d)	12M MIBOR(d)	09/16/28	INR	130,530	(b)	(500)	6,337	(6,837)
3.000(c)	12M SOFR(c)	09/16/28		$38,680	(b)	745,387	701,677	43,710
3.250(c)	12M SOFR(c)	09/16/28		3,550	(b)	51,532	45,542	5,990
1.250(f)	12M THOR(f)	09/16/28	THB	16,240	(b)	550	576	(26)
12M EURO(c)	2.000(c)	09/16/28	EUR	90	(b)	(856)	(1,261)	405
3M STIBOR(c)	2.500(c)	09/16/28	SEK	62,800	(b)	22,640	8,555	14,085
12M CDOR(d)	2.750(d)	09/16/28	CAD	130	(b)	69	66	3
12M GBP(c)	3.500(c)	09/16/28	GBP	24,020	(b)	(320,556)	(358,719)	38,163
5.000(f)	3M AUDOR(f)	09/16/28	AUD	6,100	(b)	(47,182)	(43,056)	(4,126)
3.500(f)	3M KWCDC(f)	09/16/28	KRW	2,840,010	(b)	11,834	(1,337)	13,171

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M PRIBOR(c)	4.000%(c)	09/16/28	CZK	26,010	(b)	$(2,940)	$(21,300)	$18,360
6M NIBOR(c)	5.000(c)	09/16/28	NOK	65,170	(b)	18,121	10,657	7,464
6M BUBOR(c)	6.250(c)	09/16/28	HUF	111,060	(b)	8,252	(6,566)	14,818
3M JIBAR(f)	6.750(f)	09/16/28	ZAR	27,470	(b)	(18,121)	(8,921)	(9,200)
2.250%(d)	6M EURO(d)	09/16/28	EUR	5,450	(b)	56,419	73,386	(16,967)
2.500(d)	6M EURO(d)	09/16/28		3,380	(b)	16,411	20,511	(4,100)
3.750(d)	6M WIBOR(d)	09/16/28	PLN	7,820	(b)	4,150	25,614	(21,464)
1M BID Average(c)	13.250(c)	01/02/29	BRL	14,900		(69,562)	(35,441)	(34,121)
13.250(c)	1M BID Average(c)	01/02/29		5,250		24,510	(3,346)	27,856
1.250(c)	12M JYOR(c)	09/16/29	JPY	1,117,000	(b)	89,635	96,014	(6,379)
12M JYOR(c)	1.771(c)	01/26/30		267,890	(b)	(7,959)	(7,918)	(41)
3.903(c)	12M SOFR(c)	11/30/30		$15,550	(b)	6,034	(7,705)	13,739
3.979(c)	12M SOFR(c)	11/30/30		1,480	(b)	(3,760)	(328)	(3,432)
1M BID Average(c)	12.750(c)	01/02/31	BRL	3,890		(26,206)	(8,329)	(17,877)
12.750(c)	1M BID Average(c)	01/02/31		1,800		12,126	4,649	7,477
2.500(c)	12M EURO(c)	04/16/31	EUR	3,440	(b)	(6,649)	28,828	(35,477)
12M EURO(c)	2.800(c)	05/21/31		37,370	(b)	211,052	44,532	166,520
3.000(d)	6M EURO(d)	05/21/31		37,370	(b)	(177,799)	(16,898)	(160,901)
Mexico Interbank TIIE 28 Days(e)	7.750(e)	09/11/31	MXN	13,160	(b)	(788)	(6,329)	5,541
12M THOR(f)	1.500(f)	09/16/31	THB	7,840	(b)	(1,454)	(5,874)	4,420
1.500(c)	12M JYOR(c)	09/16/31	JPY	8,468,000	(b)	1,231,689	1,203,387	28,302
6M EURO(c)	2.500(c)	09/16/31	EUR	9,480	(b)	(121,786)	(161,639)	39,853
12M GBP(c)	3.750(c)	09/16/31	GBP	7,630	(b)	(152,186)	(176,490)	24,304
3M NZDOR(d)	4.000(d)	09/16/31	NZD	24,950	(b)	187,052	84,928	102,124
6M PRIBOR(c)	4.000(c)	09/16/31	CZK	9,360	(b)	(2,685)	(3,148)	463
2.500(d)	6M EURO(d)	09/16/31	EUR	720	(b)	9,249	12,127	(2,878)
3M JIBAR(f)	7.000(f)	09/16/31	ZAR	14,190	(b)	(14,790)	(12,554)	(2,236)
12M SOFR(c)	3.584(c)	04/22/32		$13,430	(b)	(189,171)	(160,673)	(28,498)
2.000(c)	12M JYOR(c)	01/11/33	JPY	716,792	(b)	79,779	(48,924)	128,703
3.976(c)	12M SOFR(c)	04/30/33		$10,890	(b)	(23,719)	(2,367)	(21,352)
2.500(c)	12M JYOR(c)	05/22/33	JPY	479,810	(b)	(1,752)	(1,761)	9
12M EURO(c)	2.800(c)	08/15/35	EUR	4,210	(b)	55,407	15,143	40,264
6M EURO(c)	3.300(c)	04/21/36		5,110	(b)	47,439	(5,041)	52,480
12M EURO(c)	3.000(c)	06/19/36		14,740	(b)	39,987	(11,505)	51,492
3.200(d)	6M EURO(d)	06/19/36		14,740	(b)	(57,023)	(5,361)	(51,662)
8.000(e)	Mexico Interbank TIIE 28 Days(e)	09/04/36	MXN	4,730	(b)	3,543	7,695	(4,152)
12M CHFOR(c)	0.750(c)	09/16/36	CHF	3,180	(b)	75,326	27,689	47,637
12M JYOR(c)	1.750(c)	09/16/36	JPY	1,031,000	(b)	(460,942)	(428,110)	(32,832)
4.000(c)	12M GBP(c)	09/16/36	GBP	670	(b)	25,932	33,868	(7,936)
3.750(c)	12M SOFR(c)	09/16/36		$3,440	(b)	79,600	81,885	(2,285)
2.000(f)	12M THOR(f)	09/16/36	THB	13,480	(b)	1,091	1,159	(68)
6M EURO(c)	2.750(c)	09/16/36	EUR	4,900	(b)	(86,347)	(149,001)	62,654
12M CDOR(d)	3.000(d)	09/16/36	CAD	1,510	(b)	(14,426)	(23,215)	8,789
12M SOFR(c)	3.750(c)	09/16/36		$490	(b)	(11,339)	(10,195)	(1,144)
7.750(f)	3M JIBAR(f)	09/16/36	ZAR	11,700	(b)	3,191	14,091	(10,900)
4.250(f)	3M NZDOR(f)	09/16/36	NZD	880	(b)	(8,521)	1,323	(9,844)
3.000(f)	3M STIBOR(f)	09/16/36	SEK	22,330	(b)	(45,222)	(7,472)	(37,750)
6M PRIBOR(c)	4.250(c)	09/16/36	CZK	4,950	(b)	251	(4,959)	5,210
6M WIBOR(c)	4.500(c)	09/16/36	PLN	1,000	(b)	4,589	(6,087)	10,676
6M NIBOR(c)	4.500(c)	09/16/36	NOK	7,300	(b)	13,770	8,089	5,681
6M AUDOR(d)	5.000(d)	09/16/36	AUD	1,520	(b)	12,290	(851)	13,141
12M CLICP(d)	5.250(d)	09/16/36	CLP	88,080	(b)	758	(623)	1,381

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.750%(d)	6M EURO(d)	09/16/36	EUR	10,670	(b)	$188,024	$292,591	$(104,567)
3.894(c)	12M SOFR(c)	04/22/37		$7,540	(b)	95,044	25,781	69,263
4.750(c)	12M GBP(c)	01/31/39	GBP	3,560	(b)	(113,610)	(59,101)	(54,509)
12M SOFR(c)	4.629%(c)	04/14/41		$15,730	(b)	33,403	(6,824)	40,227
12M JYOR(c)	2.160(c)	08/02/44	JPY	1,269,219	(b)	(493,888)	(739,159)	245,271
3.600(d)	6M EURO(d)	04/21/46	EUR	3,600	(b)	(44,411)	(14,484)	(29,927)
12M JYOR(c)	4.500(c)	05/21/46	JPY	606,000	(b)	18,953	23,980	(5,027)
12M JYOR(c)	2.500(c)	09/16/46		213,000	(b)	(141,578)	(119,935)	(21,643)
3.100(c)	12M EURO(c)	08/15/54	EUR	1,828	(b)	(48,716)	(22,743)	(25,973)
4.048(c)	12M SOFR(c)	04/13/56		$14,620	(b)	(6,741)	17,487	(24,228)

TOTAL						$719,586	$(109,429)	$829,015

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(c)	Payments made annually.
(d)	Payments made semi-annually.
(e)	Payments made monthly.
(f)	Payments made quarterly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.661%	MS & Co. Int. PLC	12/15/56	$600	$(5,311)	$(7,418)	$2,107

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Ind 43	1.000%	0.376%	12/20/29	$23,000	$470,978	$328,470	$142,508
CDX.NA.IG Ind 45	1.000	0.468	12/20/30	19,912	436,221	369,088	67,133

TOTAL					$907,199	$697,558	$209,641

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	2.000%	11/11/2026	2,390,000	EUR	2,390,000	$721	$35,923	$(35,202)
2Y IRS	Citibank NA	1.771	01/24/2028	1,179,999,999	JPY	1,179,999,999	21,032	44,872	(23,840)

				1,182,389,999			$21,753	$80,795	$(59,042)

Puts
2Y IRS	Citibank NA	1.771	01/24/2028	1,179,999,999		1,179,999,999	56,100	44,872	11,228

Total purchased option contracts				2,362,389,998			$77,853	$125,667	$(47,814)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	4.137	07/08/2026	(1,800,000)		$(1,800,000)	(18,050)	(11,700)	(6,350)
1M IRS	BNP Paribas SA	3.091	07/06/2026	(1,600,000)	EUR	(1,600,000)	(28,462)	(10,769)	(17,693)
1M IRS	BNP Paribas SA	2.981	07/20/2026	(1,620,000)		(1,620,000)	(13,946)	(9,189)	(4,757)
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(710,000)		(710,000)	(230)	(36,275)	36,045
1M IRS	JPMorgan Securities, Inc.	3.100	07/13/2026	(1,610,000)		(1,610,000)	(30,201)	(10,766)	(19,435)

				(7,340,000)			$(90,889)	$(78,699)	$(12,190)

Puts
1M IRS	Barclays Bank PLC	4.137	07/08/2026	(1,800,000)		$(1,800,000)	(1,110)	(11,700)	10,590
1M IRS	BNP Paribas SA	3.091	07/06/2026	(1,600,000)	EUR	(1,600,000)	(46)	(10,769)	10,723
1M IRS	BNP Paribas SA	2.981	07/20/2026	(1,620,000)		(1,620,000)	(3,414)	(9,189)	5,775
1M IRS	JPMorgan Securities, Inc.	3.100	07/13/2026	(1,610,000)		(1,610,000)	(433)	(10,766)	10,333

				(6,630,000)			$(5,003)	$(42,424)	$37,421

Total written option contracts				(13,970,000)			$(95,892)	$(121,123)	$25,231

TOTAL				2,348,419,998			$(18,039)	$4,544	$(22,583)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put ILS	Citibank NA		$3.000	09/16/2026	6,262,000		$6,262,000	$90,793	$62,683	$28,110

Puts
Put AUD/Call USD	Barclays Bank PLC	AUD	0.682	07/30/2026	4,494,000	AUD	4,494,000	12,467	20,695	(8,228)
Put AUD/Call USD	BNP Paribas SA		0.693	07/23/2026	8,840,000		8,840,000	50,946	43,703	7,243
Put AUD/Call USD	BNP Paribas SA		0.687	07/30/2026	8,882,000		8,882,000	37,149	39,732	(2,583)
Put EUR/Call USD	BNP Paribas SA	EUR	1.158	07/07/2026	5,377,000	EUR	5,377,000	79,457	26,815	52,642
Put EUR/Call USD	BNP Paribas SA		1.150	07/08/2026	5,377,000		5,377,000	44,585	24,392	20,193
Put EUR/Call USD	BNP Paribas SA		1.143	07/24/2026	5,400,000		5,400,000	32,831	26,336	6,495
Put NZD/Call USD	BNP Paribas SA	NZD	0.596	07/08/2026	15,928,000	NZD	15,928,000	442,139	72,340	369,799

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts (continued)
Put NZD/Call USD	BNP Paribas SA	NZD	0.589	07/31/2026	5,307,000	NZD	5,307,000	$109,994	$28,595	$81,399
Put NZD/Call USD	BNP Paribas SA		0.564	08/04/2026	10,860,000		10,860,000	40,721	46,611	(5,890)
Put USD/Call JPY	BNP Paribas SA		$156.350	07/07/2026	6,234,000		$6,234,000	2,412	26,089	(23,677)
Put USD/Call KRW	BNP Paribas SA		1,490.000	07/03/2026	3,131,000		3,131,000	9	31,451	(31,442)
Put AUD/Call USD	BofA Securities LLC	AUD	0.695	07/30/2026	4,400,000	AUD	4,400,000	33,945	21,393	12,552
Put EUR/Call USD	BofA Securities LLC	EUR	1.145	07/24/2026	5,375,000	EUR	5,375,000	37,880	31,536	6,344
Put EUR/Call USD	BofA Securities LLC		1.140	08/20/2026	5,441,000		5,441,000	38,364	39,150	(786)
Put GBP/Call USD	BofA Securities LLC	GBP	1.335	07/08/2026	4,660,000	GBP	4,660,000	47,596	38,214	9,382
Put NZD/Call USD	BofA Securities LLC	NZD	0.596	07/01/2026	5,309,000	NZD	5,309,000	148,486	21,975	126,511
Put NZD/Call USD	BofA Securities LLC		0.575	07/31/2026	5,333,000		5,333,000	46,763	25,240	21,523
Put USD/Call JPY	BofA Securities LLC		$159.150	07/07/2026	3,117,000		$3,117,000	2,874	23,013	(20,139)
Put USD/Call JPY	BofA Securities LLC		157.500	07/22/2026	6,224,000		6,224,000	9,548	28,861	(19,313)
Put USD/Call JPY	BofA Securities LLC		157.200	08/20/2026	12,517,000		12,517,000	46,150	72,048	(25,898)
Put AUD/Call USD	HSBC Bank PLC	AUD	0.703	07/23/2026	8,867,000	AUD	8,867,000	109,245	48,488	60,757
Put GBP/Call USD	HSBC Bank PLC	GBP	1.305	08/13/2026	4,719,000	GBP	4,719,000	22,741	37,081	(14,340)
Put NZD/Call USD	HSBC Bank PLC	NZD	0.577	07/31/2026	5,317,000	NZD	5,317,000	53,936	24,517	29,419
Put USD/Call JPY	HSBC Bank PLC		$160.000	08/20/2026	6,258,000		$6,258,000	46,322	47,774	(1,452)
Put USD/Call KRW	HSBC Bank PLC		1,449.500	07/03/2026	3,146,000		3,146,000	0	27,559	(27,559)
Put EUR/Call USD	MS & Co. Int. PLC	EUR	1.160	07/24/2026	5,355,000	EUR	5,355,000	93,713	39,796	53,917
Put EUR/Call USD	MS & Co. Int. PLC		1.157	07/24/2026	5,402,000		5,402,000	81,148	29,472	51,676
Put EUR/Call USD	MS & Co. Int. PLC		1.128	07/29/2026	5,473,000		5,473,000	10,574	28,747	(18,173)
Put NZD/Call USD	MS & Co. Int. PLC	NZD	0.577	07/15/2026	15,952,000	NZD	15,952,000	153,032	63,256	89,776
Put USD/Call JPY	Standard Chartered Bank		$159.900	07/22/2026	3,112,000		$3,112,000	10,257	19,453	(9,196)
Put NZD/Call USD	UBS AG (London)	NZD	0.562	08/20/2026	16,290,000	NZD	16,290,000	67,742	76,573	(8,831)

					212,097,000			$1,913,026	$1,130,905	$782,121

Total purchased option contracts					218,359,000			$2,003,819	$1,193,588	$810,231

Written option contracts
Calls
Call EUR/Put CAD	Barclays Bank PLC	EUR	1.613	07/17/2026	(1,350,000)	EUR	(1,350,000)	(10,742)	(8,744)	(1,998)
Call USD/Put SGD	Barclays Bank PLC		$1.288	07/20/2026	(1,565,000)		$(1,565,000)	(8,703)	(6,338)	(2,365)
Call EUR/Put SEK	BNP Paribas SA	EUR	10.965	07/21/2026	(1,361,000)	EUR	(1,361,000)	(18,146)	(9,676)	(8,470)
Call AUD/Put NZD	BofA Securities LLC	AUD	1.220	07/22/2026	(2,247,000)	AUD	(2,247,000)	(5,712)	(8,657)	2,945
Call AUD/Put NZD	Citibank NA		1.208	07/15/2026	(2,217,000)		(2,217,000)	(14,163)	(8,665)	(5,498)
Call USD/Put ILS	Citibank NA		$2.905	09/16/2026	(3,131,000)		$(3,131,000)	(96,269)	(65,078)	(31,191)
Call EUR/Put SEK	HSBC Bank PLC	EUR	10.990	07/13/2026	(1,348,000)	EUR	(1,348,000)	(13,999)	(10,004)	(3,995)
Call AUD/Put NZD	JPMorgan Securities, Inc.	AUD	1.211	07/07/2026	(2,193,000)	AUD	(2,193,000)	(9,686)	(9,077)	(609)
Call EUR/Put CAD	MS & Co. Int. PLC	EUR	1.623	07/06/2026	(1,351,000)	EUR	(1,351,000)	(2,200)	(5,871)	3,671
Call EUR/Put PLN	MS & Co. Int. PLC		4.290	07/22/2026	(1,368,000)		(1,368,000)	(7,357)	(5,878)	(1,479)
Call EUR/Put CAD	Royal Bank of Canada (UK)		1.618	07/27/2026	(1,287,000)		(1,287,000)	(8,169)	(8,051)	(118)
Call USD/Put CAD	Royal Bank of Canada (UK)		$1.413	07/09/2026	(1,563,000)		$(1,563,000)	(7,777)	(6,080)	(1,697)
Call AUD/Put NZD	Standard Chartered Bank	AUD	1.220	07/17/2026	(2,222,000)	AUD	(2,222,000)	(4,917)	(8,141)	3,224
Call AUD/Put NZD	UBS AG (London)		1.206	07/07/2026	(2,200,000)		(2,200,000)	(16,217)	(8,055)	(8,162)

					(25,403,000)			$(224,057)	$(168,315)	$(55,742)

Puts
Put AUD/Call USD	Barclays Bank PLC		0.695	07/30/2026	(4,400,000)		(4,400,000)	(33,945)	(46,761)	12,816
Put EUR/Call CAD	Barclays Bank PLC	EUR	1.613	07/17/2026	(1,350,000)	EUR	(1,350,000)	(3,173)	(8,744)	5,571
Put USD/Call SGD	Barclays Bank PLC		$1.288	07/20/2026	(1,565,000)		$(1,565,000)	(3,375)	(6,338)	2,963
Put AUD/Call USD	BNP Paribas SA	AUD	0.703	07/23/2026	(8,867,000)	AUD	(8,867,000)	(109,245)	(103,973)	(5,272)
Put EUR/Call SEK	BNP Paribas SA	EUR	10.965	07/21/2026	(1,361,000)	EUR	(1,361,000)	(2,706)	(9,676)	6,970

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts (continued)
Put EUR/Call USD	BNP Paribas SA	EUR	1.157	07/24/2026	(5,402,000)	EUR	(5,402,000)	$(81,148)	$(60,568)	$(20,580)
Put EUR/Call USD	BNP Paribas SA		1.128	07/29/2026	(5,473,000)		(5,473,000)	(10,574)	(14,314)	3,740
Put NZD/Call USD	BNP Paribas SA	NZD	0.596	07/01/2026	(5,309,000)	NZD	(5,309,000)	(148,486)	(33,853)	(114,633)
Put NZD/Call USD	BNP Paribas SA		0.577	07/31/2026	(5,317,000)		(5,317,000)	(53,936)	(55,735)	1,799
Put NZD/Call USD	BNP Paribas SA		0.575	07/31/2026	(5,333,000)		(5,333,000)	(46,763)	(48,552)	1,789
Put USD/Call JPY	BNP Paribas SA		$159.150	07/07/2026	(3,117,000)		$(3,117,000)	(2,874)	(32,651)	29,777
Put USD/Call KRW	BNP Paribas SA		1,449.500	07/03/2026	(3,146,000)		(3,146,000)	0	(8,705)	8,705
Put AUD/Call NZD	BofA Securities LLC	AUD	1.220	07/22/2026	(2,247,000)	AUD	(2,247,000)	(8,746)	(8,657)	(89)
Put EUR/Call USD	BofA Securities LLC	EUR	1.158	07/07/2026	(5,377,000)	EUR	(5,377,000)	(79,457)	(54,955)	(24,502)
Put EUR/Call USD	BofA Securities LLC		1.160	07/24/2026	(5,355,000)		(5,355,000)	(93,713)	(68,272)	(25,441)
Put USD/Call JPY	BofA Securities LLC		$156.350	07/07/2026	(6,234,000)		$(6,234,000)	(2,413)	(17,281)	14,868
Put USD/Call JPY	BofA Securities LLC		159.900	07/22/2026	(3,112,000)		(3,112,000)	(10,257)	(29,754)	19,497
Put USD/Call JPY	BofA Securities LLC		160.000	08/20/2026	(6,258,000)		(6,258,000)	(46,322)	(73,519)	27,197
Put AUD/Call NZD	Citibank NA	AUD	1.208	07/15/2026	(2,217,000)	AUD	(2,217,000)	(1,511)	(8,665)	7,154
Put EUR/Call USD	Deutsche Bank AG (London)	EUR	1.150	07/08/2026	(5,377,000)	EUR	(5,377,000)	(44,585)	(25,562)	(19,023)
Put AUD/Call USD	HSBC Bank PLC	AUD	0.693	07/23/2026	(8,840,000)	AUD	(8,840,000)	(50,946)	(23,351)	(27,595)
Put EUR/Call SEK	HSBC Bank PLC	EUR	10.990	07/13/2026	(1,348,000)	EUR	(1,348,000)	(2,008)	(10,003)	7,995
Put GBP/Call USD	HSBC Bank PLC	GBP	1.335	07/08/2026	(4,660,000)	GBP	(4,660,000)	(47,596)	(29,137)	(18,459)
Put NZD/Call USD	HSBC Bank PLC	NZD	0.589	07/31/2026	(5,307,000)	NZD	(5,307,000)	(109,994)	(55,156)	(54,838)
Put USD/Call JPY	HSBC Bank PLC		$157.200	08/20/2026	(12,517,000)		$(12,517,000)	(46,150)	(46,813)	663
Put AUD/Call NZD	JPMorgan Securities, Inc.	AUD	1.211	07/07/2026	(2,193,000)	AUD	(2,193,000)	(425)	(9,076)	8,651
Put USD/Call KRW	JPMorgan Securities, Inc.		$1,490.000	07/03/2026	(1,565,500)		$(1,565,500)	(5)	(3,742)	3,737
Put EUR/Call CAD	MS & Co. Int. PLC	EUR	1.623	07/06/2026	(1,351,000)	EUR	(1,351,000)	(4,566)	(5,871)	1,305
Put EUR/Call PLN	MS & Co. Int. PLC		4.290	07/22/2026	(1,368,000)		(1,368,000)	(2,728)	(5,879)	3,151
Put EUR/Call USD	MS & Co. Int. PLC		1.145	07/24/2026	(5,375,000)		(5,375,000)	(37,881)	(12,573)	(25,308)
Put EUR/Call USD	MS & Co. Int. PLC		1.143	07/24/2026	(5,400,000)		(5,400,000)	(32,831)	(64,034)	31,203
Put NZD/Call USD	MS & Co. Int. PLC	NZD	0.596	07/08/2026	(15,928,000)	NZD	(15,928,000)	(442,138)	(140,696)	(301,442)
Put EUR/Call CAD	Royal Bank of Canada (UK)	EUR	1.618	07/27/2026	(1,287,000)	EUR	(1,287,000)	(5,970)	(8,065)	2,095
Put USD/Call CAD	Royal Bank of Canada (UK)		$1.413	07/09/2026	(1,563,000)		$(1,563,000)	(2,510)	(6,080)	3,570
Put AUD/Call NZD	Standard Chartered Bank	AUD	1.220	07/17/2026	(2,222,000)	AUD	(2,222,000)	(7,683)	(8,141)	458
Put USD/Call JPY	Standard Chartered Bank		$157.500	07/22/2026	(6,224,000)		$(6,224,000)	(9,548)	(19,880)	10,332
Put USD/Call KRW	Standard Chartered Bank		1,490.000	07/03/2026	(1,565,500)		(1,565,500)	(5)	(12,346)	12,341
Put AUD/Call NZD	UBS AG (London)	AUD	1.206	07/07/2026	(2,200,000)	AUD	(2,200,000)	(58)	(8,055)	7,997
Put NZD/Call USD	UBS AG (London)	NZD	0.577	07/15/2026	(15,952,000)	NZD	(15,952,000)	(153,031)	(61,604)	(91,427)

					(183,683,000)			$(1,739,302)	$(1,247,037)	$(492,265)

Total written option contracts					(209,086,000)			$(1,963,359)	$(1,415,352)	$(548,007)

TOTAL					9,273,000			$40,460	$(221,764)	$262,224

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
MTN	— Medium Term Note
PLC	— Public Limited Company
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
WR	— Withdrawn Rating

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 44.0%
Collateralized Mortgage Obligations – 5.1%
Regular Floater(a) – 1.6%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$2,284,250	4.628%		02/25/55	$ 2,287,262
Federal Home Loan Mortgage Corp. REMICS Series 5452, Class DF (1 mo. USD Term SOFR + 1.250%)
5,469,754	4.878		09/25/54	5,505,703
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class M2 (1 mo. USD Term SOFR + 1.450%)
771,124	5.078	(b)(c)	10/25/44	771,203
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
4,915,736	4.628		03/25/55	4,952,567
Federal National Mortgage Association REMICS Series 2024-70, Class FB (1 mo. USD Term SOFR + 1.100%)
12,401,143	4.728		10/25/54	12,486,033
Federal National Mortgage Association REMICS Series 2025-13, Class FB (1 mo. USD Term SOFR + 1.300%)
8,982,943	4.928		03/25/55	9,071,364
Government National Mortgage Association REMICS Series 2025- 150, Class FH (1 mo. USD Term SOFR + 1.100%)
6,569,348	4.709	(b)	09/20/55	6,625,879

				41,700,011

Sequential Fixed Rate – 1.7%
Angel Oak Mortgage Trust Series 2025-13, Class A1
5,118,067	4.929	(b)(c)(d)	10/25/70	5,076,601
COLT Mortgage Loan Trust Series 2024-INV3, Class A1
2,961,842	5.443	(b)(c)(d)	09/25/69	2,965,967
Ellington Financial Mortgage Trust Series 2026-NQM4, Class A1A
5,569,527	5.466	(b)(c)(d)	04/25/71	5,571,320
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
47,959	6.500		02/15/36	49,894
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
112,508	5.000		02/15/34	113,235
Federal National Mortgage Association REMICS Series 2011-99, Class DB
220,035	5.000		10/25/41	221,051
Federal National Mortgage Association REMICS Series 2012-111, Class B
42,355	7.000		10/25/42	45,042
Federal National Mortgage Association REMICS Series 2012-153, Class B
150,770	7.000		07/25/42	160,454
Federal National Mortgage Association REMICS Series 2011-52, Class GB
246,032	5.000		06/25/41	247,237
Government National Mortgage Association REMICS Series 2021- 135, Class A
11,252,941	2.000	(b)	08/20/51	9,228,996
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
2,604,242	5.853	(b)(c)(d)	11/25/64	2,615,154
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
5,275,307	5.562	(b)(c)(d)	03/25/70	5,286,365
OBX Trust Series 2025-NQM13, Class A1A
2,678,819	5.441	(b)(c)(d)	05/25/65	2,684,368

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Verus Securitization Trust Series 2021-7, Class A1
$5,544,630	2.829	%(b)(c)(d)	10/25/66	$ 5,037,234
Verus Securitization Trust Series 2025-4, Class A1
6,526,833	5.448	(b)(c)(d)	05/25/70	6,539,107

				45,842,025

Sequential Floating Rate(a)(b) – 1.8%
Angel Oak Mortgage Trust Series 2021-4, Class A1
8,208,403	1.035	(c)	01/20/65	6,987,346
COLT Mortgage Loan Trust Series 2021-5, Class A1
3,766,292	1.726	(c)	11/26/66	3,407,293
CSMC Trust Series 2020-AFC1, Class M1
1,650,000	2.841	(c)	02/25/50	1,407,815
CSMC Trust Series 2021-NQM7, Class A1
5,399,942	1.756	(c)	10/25/66	4,739,204
Deephaven Residential Mortgage Trust Series 2021-3, Class A2
1,261,421	1.400	(c)	08/25/66	1,140,860
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
101,720	5.278	(c)	01/25/34	102,014
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
2,113,250	4.728	(c)	05/25/45	2,119,882
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
354,272	5.178	(c)	10/25/41	354,746
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
839,025	5.278	(c)	12/25/41	841,607
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,300,000	5.428	(c)	01/25/44	1,309,046
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1M2 (1 mo. USD Term SOFR + 1.500%)
3,450,000	5.128	(c)	01/25/45	3,455,135
GCAT Trust Series 2021-NQM5, Class A2
3,918,268	1.417	(c)	07/25/66	3,281,847
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
13,731	4.234		01/19/36	15,754
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
8,369	4.483		10/25/34	8,259
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
2,665,417	2.520	(c)	05/25/52	2,201,270
JP Morgan Mortgage Trust Series 2024-1, Class A4
817,737	6.000	(c)	06/25/54	818,086
Mill City Mortgage Loan Trust Series 2017-2, Class A3
124,709	3.250	(c)	07/25/59	122,261
PRKCM Trust Series 2021-AFC2, Class A1
3,778,831	2.071	(c)	11/25/56	3,344,753
PRKCM Trust Series 2021-AFC2, Class A2
4,132,000	2.693	(c)	11/25/56	3,106,313

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b) – (continued)
Starwood Mortgage Residential Trust Series 2021-6, Class A1
$1,906,115	1.920	%(c)	11/25/66	$ 1,680,522
Verus Securitization Trust Series 2022-1, Class A3
2,566,554	3.288	(c)	01/25/67	2,374,503
Verus Securitization Trust Series 2025-9, Class A1
5,366,693	4.935	(c)	10/27/70	5,321,774
WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
5,897	5.166		02/25/33	5,673
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
68,639	3.500	(c)	07/25/49	61,379

				48,207,342

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 135,749,378

Commercial Mortgage-Backed Securities – 6.5%
Sequential Fixed Rate – 1.0%
BMO Mortgage Trust Series 2023-C7, Class A5
$3,000,000	6.160	%(b)	12/15/56	$ 3,177,636
COMM Mortgage Trust Series 2024-277P, Class A
5,425,000	6.338	(c)	08/10/44	5,606,880
DOLP Trust Series 2021-NYC, Class A
3,250,000	2.956	(c)	05/10/41	2,894,819
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161, Class A2
3,450,000	4.900	(a)(b)	10/25/33	3,506,814
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
4,000,000	3.598	(b)(c)	06/05/39	3,738,071
ROCK Trust Series 2024-CNTR, Class A
6,850,000	5.388	(c)	11/13/41	6,918,086

				25,842,306

Sequential Floating Rate – 5.5%
Bank5 Series 2024-5YR9, Class AS
4,484,000	6.182	(a)(b)	08/15/57	4,592,846
Bank5 Series 2026-5YR22, Class A3
6,100,000	5.713	(a)(b)	06/15/59	6,291,478
Bank5 Trust Series 2025-5YR13, Class AS
3,372,000	6.096	(a)(b)	01/15/58	3,456,800
BBCMS Mortgage Trust Series 2025-5C36, Class AS
4,500,000	5.835	(a)(b)	08/15/58	4,590,648
BFLD Commercial Mortgage Trust Series 2025-660F, Class B (1 mo. USD Term SOFR + 1.800%)
7,200,000	5.425	(a)(c)	11/15/42	7,226,740
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
4,825,000	5.548	(a)(c)	06/15/44	4,886,839
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
1,747,511	5.317	(a)(c)	08/15/41	1,753,944
BX Commercial Mortgage Trust Series 2026-CSMO, Class A (1 mo. USD Term SOFR + 1.400%)
5,250,000	5.025	(a)(c)	02/15/43	5,260,281
BX Commercial Mortgage Trust Series 2026-VLT10, Class A
3,800,000	5.358	(a)(c)	07/13/58	3,694,704

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BX Commercial Mortgage Trust Series 2026-LP3, Class A (1 mo. USD Term SOFR + 1.380%)
$8,023,946	5.005	%(a)(c)	04/15/43	$ 8,045,273
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
4,725,000	5.267	(a)(c)	02/15/41	4,727,196
BX Trust Series 2025-ARIA, Class A
5,350,000	5.199	(a)(c)	12/13/42	5,352,862
Durst Commercial Mortgage Trust Series 2025-151, Class A
5,250,000	5.317	(a)(c)	08/10/42	5,270,862
Durst Commercial Mortgage Trust Series 2025-151, Class B
6,350,000	5.768	(a)(c)	08/10/42	6,399,936
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-152, Class A2
3,600,000	3.780	(a)(b)	11/25/32	3,450,906
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
1,958,815	4.272	(a)(b)	02/25/33	1,960,606
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K510, Class A2
1,350,000	5.069	(a)(b)	10/25/28	1,364,004
HLTN Commercial Mortgage Trust Series 2026-DPLO, Class A (1 mo. USD Term SOFR + 1.700%)
5,550,000	5.325	(a)(c)	04/15/41	5,564,083
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
2,280,000	5.649	(a)(c)	01/13/40	2,317,789
IRV Trust Series 2025-200P, Class A
3,600,000	5.471	(a)(b)(c)	03/14/47	3,624,057
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,975,000	5.990	(a)(c)	10/05/39	1,987,152
JW Commercial Mortgage Trust Series 2026-MRCO, Class A (1 mo. USD Term SOFR + 1.500%)
9,650,000	5.125	(a)(c)	06/15/39	9,671,507
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
5,150,000	5.515	(a)(c)	08/15/41	5,153,942
Manhattan West Mortgage Trust Series 2026-2MW, Class A
6,500,000	5.499	(a)(c)	06/10/48	6,547,156
Manhattan West Mortgage Trust Series 2026-2MW, Class B
2,900,000	5.718	(a)(c)	06/10/48	2,915,207
NY Commercial Mortgage Trust Series 2025-299P, Class B
1,950,000	6.125	(a)(c)	02/10/47	1,997,478
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,300,000	5.318	(a)(c)	02/15/42	2,299,886
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
4,600,000	5.368	(a)(c)	10/15/40	4,618,142
NYC Commercial Mortgage Trust Series 2026-9W57, Class A
10,600,000	5.053	(a)(b)(c)	06/06/40	10,551,209
NYC Commercial Mortgage Trust Series 2026-9W57, Class B
4,400,000	5.353	(a)(b)(c)	06/06/40	4,378,454
ROCK Trust Series 2024-CNTR, Class B
2,250,000	5.930	(c)	11/13/41	2,284,586

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
$4,150,000	5.484	%(a)(c)	07/15/35	$ 4,152,780

				146,389,353

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 172,231,659

Federal Agencies – 32.4%
Adjustable Rate Federal National Mortgage Association(a) – 0.0%
(1 yr. CMT + 2.160%)
$652	5.742%		06/01/33	$ 668
(RFUCC 1 yr. Treasury + 1.655%)
67,612	6.280		07/01/34	69,303
(RFUCC 1 yr. Treasury + 1.573%)
262,987	6.079		09/01/34	268,747
(RFUCC 1 yr. Treasury + 1.732%)
164,263	5.897		05/01/35	168,925
(RFUCC 1 yr. Treasury + 1.233%)
46,535	5.483		06/01/35	47,298

				554,941

Federal Home Loan Mortgage Corp. – 0.1%
4,980	7.500		12/01/30	5,188
2,462	7.500		01/01/31	2,562
2,757	5.000		10/01/33	2,776
280	5.000		04/01/35	283
4,053	5.000		07/01/35	4,084
26,166	5.000		12/01/35	26,314
63,249	5.000		01/01/38	63,835
134,205	5.000		01/01/39	135,432
49,818	5.000		06/01/39	50,284
4,757	4.000		06/01/40	4,603
2,365	5.000		08/01/40	2,379
876	4.500		11/01/40	868
36,347	4.000		02/01/41	35,237
2,428	5.000		06/01/41	2,442
3,569	4.000		11/01/41	3,444
779,022	4.500		08/01/48	762,220

				1,101,951

Federal National Mortgage Association – 1.2%
6,085	7.000		03/01/31	6,423
32,647,715	5.500		11/01/55	32,943,931

				32,950,354

Government National Mortgage Association – 9.5%
3,667	6.000		11/15/38	3,779
33,326	5.000		07/15/40	33,624
1,921	4.000		02/20/41	1,846
3,078	4.000		11/20/41	2,953
522	4.000		01/20/42	500
1,676	4.000		04/20/42	1,608
1,047	4.000		10/20/42	1,003
15,950	4.000		08/20/43	15,257
1,494	4.000		03/20/44	1,427
1,832	4.000		05/20/44	1,750
127,856	4.000		11/20/44	121,958
8,406	4.000		05/20/45	8,012

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$1,138,121	4.000%	07/20/45		$ 1,084,080
18,039	4.000	10/20/45		17,173
83,870	4.500	02/20/48		82,374
226,527	4.500	04/20/48		222,062
619,017	4.500	05/20/48		606,816
569,249	5.000	07/20/48		573,737
988,876	4.500	08/20/48		968,458
514,746	5.000	08/20/48		518,322
4,240,385	4.500	09/20/48		4,152,830
4,394	3.500	09/20/48		4,052
644,015	5.000	10/20/48		648,087
2,045,433	5.000	11/20/48		2,058,363
3,796,205	4.500	12/20/48		3,713,075
1,163,956	5.000	12/20/48		1,170,587
2,183,902	4.500	01/20/49		2,136,079
1,865,011	5.000	01/20/49		1,874,470
1,498,907	4.000	02/20/49		1,416,939
470,433	4.500	02/20/49		459,984
375,017	4.500	03/20/49		366,805
1,334,285	4.000	03/20/49		1,261,319
649,480	5.000	03/20/49		653,180
6,158	3.500	04/20/49		5,663
1,488,064	4.000	04/20/49		1,406,689
467,884	4.000	05/20/49		442,297
15,053	3.500	08/20/49		13,819
2,465,214	3.000	08/20/49		2,203,682
1,505,991	5.000	08/20/49		1,517,865
555,073	4.500	10/20/49		542,918
12,115,965	3.000	10/20/49		10,807,992
446,871	3.500	12/20/49		410,243
1,304,592	3.500	02/20/50		1,197,660
4,486,264	3.000	03/20/50		3,996,551
121,141	3.500	06/20/50		111,176
282,375	3.500	07/20/50		259,230
808,693	4.000	01/20/51		763,964
573,805	3.000	07/20/51		509,763
1,210,999	2.500	09/20/51		1,035,625
1,417,730	2.500	10/20/51		1,216,405
6,252,798	3.000	11/20/51		5,549,188
2,210,719	2.500	11/20/51		1,896,095
5,196,557	3.000	12/20/51		4,614,945
2,670,729	2.500	12/20/51		2,291,074
27,397,461	4.500	09/20/52		26,591,029
1,474,543	3.500	02/20/53		1,353,241
8,612,563	5.000	02/20/56		8,531,900
16,000,000	2.500	TBA-30yr	(e)	13,657,418
14,000,000	2.000	TBA-30yr	(e)	11,468,016
8,000,000	3.500	TBA-30yr	(e)	7,180,937
6,000,000	4.000	TBA-30yr	(e)	5,570,859
25,000,000	5.000	TBA-30yr	(e)	24,644,447
31,000,000	5.500	TBA-30yr	(e)	31,150,682
55,000,000	6.000	TBA-30yr	(e)	56,020,907

				251,144,789

Uniform Mortgage-Backed Security – 21.6%
959	7.000	08/01/27		964
23	6.500	09/01/27		23
5,853	7.000	03/01/28		5,891

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$292	6.500%	05/01/28	$ 302
3,750	4.500	04/01/39	3,714
3,315	4.500	07/01/39	3,285
87,644	4.500	12/01/39	86,855
6,461	4.500	04/01/41	6,385
191,656	4.500	05/01/41	189,421
27,060	4.500	08/01/41	26,787
8,044	3.000	11/01/42	7,359
162,727	3.000	12/01/42	149,318
199,581	3.000	01/01/43	183,395
33,152	3.000	02/01/43	30,540
316,890	3.000	03/01/43	290,077
462,002	3.000	04/01/43	422,579
388,094	3.000	05/01/43	354,692
25,550	3.000	06/01/43	23,298
324,945	3.000	07/01/43	296,556
212,049	5.000	05/01/44	213,354
1,006,211	4.500	04/01/45	992,802
121,176	4.500	05/01/45	119,522
324,418	4.500	06/01/45	319,370
2,479,652	4.000	08/01/45	2,382,929
20,384	4.000	03/01/46	19,487
25,988	4.000	06/01/46	24,754
7,787	4.000	08/01/46	7,418
57,818	4.000	10/01/46	55,073
92,171	4.000	06/01/47	87,676
1,139,302	4.500	07/01/47	1,114,019
317,621	4.500	11/01/47	310,474
139,804	4.000	12/01/47	132,855
540,992	4.000	01/01/48	514,100
1,580,994	4.000	02/01/48	1,502,174
37,374	4.500	02/01/48	36,417
1,131,856	4.000	03/01/48	1,074,822
60,984	4.500	05/01/48	59,364
824,734	4.000	06/01/48	783,221
10,618	4.500	06/01/48	10,336
8,757	4.500	07/01/48	8,523
794,685	4.000	07/01/48	754,631
1,280,869	4.000	08/01/48	1,215,197
6,239	4.500	08/01/48	6,063
786,046	4.500	09/01/48	766,540
2,199,978	5.000	11/01/48	2,209,659
1,290,399	4.500	11/01/48	1,253,364
859,068	4.500	12/01/48	833,732
1,084,912	4.500	01/01/49	1,052,678
810,094	4.500	02/01/49	786,620
671,493	3.000	02/01/49	604,864
2,837	4.500	03/01/49	2,747
380,593	4.500	06/01/49	370,964
1,368,383	4.500	07/01/49	1,327,893
146,790	3.500	07/01/49	135,532
733,466	4.500	08/01/49	712,127
4,825,460	3.000	09/01/49	4,300,257
2,068,891	5.000	10/01/49	2,070,883
954,268	3.000	10/01/49	850,405
1,376,317	3.000	12/01/49	1,223,078
95,002	4.500	02/01/50	92,599
17,065,957	4.500	03/01/50	16,625,974

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$7,109,633	4.000%	03/01/50		$ 6,734,004
1,842,335	5.000	03/01/50		1,844,110
14,693	4.500	04/01/50		14,272
778,026	4.500	05/01/50		755,712
2,066,529	2.500	09/01/50		1,768,612
18,525,724	2.000	10/01/50		14,985,026
16,877,645	3.000	10/01/50		14,981,934
4,859,594	3.000	11/01/50		4,309,415
18,521,368	2.000	11/01/50		14,975,042
2,323,059	2.500	11/01/50		1,984,530
6,354,138	3.000	12/01/50		5,640,710
8,913,230	2.500	01/01/51		7,508,492
3,867,877	2.500	02/01/51		3,267,553
161,668	4.500	03/01/51		157,021
802,891	2.000	03/01/51		649,720
13,577,423	2.500	05/01/51		11,524,806
11,130,366	2.000	05/01/51		8,975,969
28,234,791	2.500	08/01/51		24,093,795
467,614	2.000	08/01/51		376,451
19,479,118	2.500	09/01/51		16,581,379
2,166,490	2.000	09/01/51		1,744,647
231,371	4.500	10/01/51		223,468
2,985,466	2.000	10/01/51		2,403,415
51,431,328	2.000	02/01/52		41,337,926
131,929	4.500	03/01/52		127,531
537,847	2.000	03/01/52		432,170
9,439,604	2.500	03/01/52		7,941,296
2,519,667	2.000	04/01/52		2,024,601
3,718,578	4.500	04/01/52		3,594,131
10,772,226	2.500	04/01/52		9,037,241
1,321,954	4.500	05/01/52		1,277,787
4,549,592	2.500	05/01/52		3,828,264
4,172,765	5.500	09/01/52		4,252,938
9,719,308	6.000	11/01/52		10,094,070
3,665,313	6.000	12/01/52		3,803,201
4,217,385	5.500	04/01/53		4,275,654
2,034,212	6.000	04/01/53		2,109,826
13,490,825	4.500	05/01/53		13,125,044
3,890,876	6.500	09/01/53		4,046,988
1,902,001	6.500	12/01/53		1,994,065
10,391,910	6.000	01/01/54		10,636,025
10,105,286	2.500	01/01/54		8,500,766
15,487,249	6.500	06/01/54		16,261,091
14,269,823	6.000	08/01/55		14,667,518
35,000,000	2.500	TBA-30yr	(e)	29,237,306
3,000,000	3.500	TBA-30yr	(e)	2,723,320
21,000,000	4.000	TBA-30yr	(e)	19,619,414
9,000,000	5.000	TBA-30yr	(e)	8,842,852
51,000,000	5.500	TBA-30yr	(e)	51,169,335
54,000,000	6.000	TBA-30yr	(e)	55,164,375
41,000,000	4.500	TBA-30yr	(e)	40,505,118

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$8,000,000	6.500%		TBA-30yr	(e)	$ 8,274,375

					573,450,249

TOTAL FEDERAL AGENCIES					$ 859,202,284

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,184,321,159)					$1,167,183,321

Corporate Obligations – 27.4%
Aerospace & Defense(b) – 0.6%
Boeing Co.
$1,575,000	3.450%		11/01/28		$ 1,533,829
2,211,000	5.150		05/01/30		2,237,797
4,599,000	6.528		05/01/34		5,000,125
163,000	3.375		06/15/46		114,372
100,000	3.625		03/01/48		71,715
100,000	3.850		11/01/48		73,880
1,225,000	5.805		05/01/50		1,209,406
4,093,000	6.858		05/01/54		4,599,018
Howmet Aerospace, Inc.
1,728,000	4.850		10/15/31		1,733,236

					16,573,378

Agriculture(b) – 0.5%
BAT Capital Corp.
5,749,000	6.000		02/20/34		6,063,930
5,925,000	5.625		08/15/35		6,108,971
Bunge Ltd. Finance Corp.
843,000	4.200		09/17/29		833,095

					13,005,996

Automotive(b) – 0.6%
Ford Motor Credit Co. LLC
9,700,000	5.420		04/09/31		9,617,453
General Motors Financial Co., Inc.
6,075,000	5.950		04/04/34		6,288,050

					15,905,503

Banks – 6.5%
Banco Santander SA
400,000	4.250		04/11/27		399,608
800,000	3.306		06/27/29		770,928
800,000	2.749		12/03/30		725,520
4,400,000	6.921		08/08/33		4,781,788
Bank of America Corp.
237,000	6.110		01/29/37		249,625
(5 yr. CMT + 1.200%)
94,000	2.482	(a)(b)	09/21/36		82,070
(Secured Overnight Financing Rate + 1.130%)
13,190,000	5.045	(a)(b)	02/06/37		12,989,380
(Secured Overnight Financing Rate + 1.220%)
1,375,000	2.651	(a)(b)	03/11/32		1,246,644
(Secured Overnight Financing Rate + 1.310%)
150,000	5.511	(a)(b)	01/24/36		153,207
(Secured Overnight Financing Rate + 1.370%)
3,150,000	1.922	(a)(b)	10/24/31		2,795,215

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.630%)
$9,205,000	5.202	%(a)(b)	04/25/29	$ 9,291,527
(Secured Overnight Financing Rate + 1.830%)
5,000,000	4.571	(a)(b)	04/27/33	4,904,050
(Secured Overnight Financing Rate + 2.150%)
5,225,000	2.592	(a)(b)	04/29/31	4,821,734
(Secured Overnight Financing Rate + 2.160%)
1,089,000	5.015	(a)(b)	07/22/33	1,090,557
Bank of New York Mellon Corp.(a)(b) (Secured Overnight Financing Rate + 1.755%)
315,000	4.596		07/26/30	314,918
Barclays PLC(a)(b)
(1 yr. CMT + 3.500%)
4,410,000	7.437		11/02/33	4,918,826
(Secured Overnight Financing Rate + 1.590%)
2,090,000	5.785		02/25/36	2,128,937
BNP Paribas SA(a)(b)(c) (Secured Overnight Financing Rate + 1.620%)
3,975,000	5.786		01/13/33	4,099,855
BPCE SA(a)(b)(c) (Secured Overnight Financing Rate + 1.312%)
1,650,000	2.277		01/20/32	1,458,353
Canadian Imperial Bank of Commerce(a)(b) (Secured Overnight Financing Rate + 1.105%)
3,925,000	5.245		01/13/31	3,982,619
Citigroup, Inc.
2,450,000	4.450		09/29/27	2,446,472
(Secured Overnight Financing Rate + 1.351%)
100,000	3.057	(a)(b)	01/25/33	90,583
(Secured Overnight Financing Rate + 1.422%)
1,375,000	2.976	(a)(b)	11/05/30	1,298,701
(Secured Overnight Financing Rate + 1.830%)
2,360,000	6.020	(a)(b)	01/24/36	2,433,868
(Secured Overnight Financing Rate + 2.086%)
2,495,000	4.910	(a)(b)	05/24/33	2,482,700
(Secured Overnight Financing Rate + 2.338%)
6,000,000	6.270	(a)(b)	11/17/33	6,395,460
First Horizon Corp.(a)(b) (Secured Overnight Financing Rate + 1.766%)
715,000	5.514		03/07/31	723,859
HSBC Holdings PLC
600,000	4.950		03/31/30	605,448
Huntington Bancshares, Inc.(a)(b) (Secured Overnight Financing Rate + 1.870%)
9,935,000	5.709		02/02/35	10,166,982
JPMorgan Chase & Co.(a)(b)
(3 mo. USD Term SOFR + 1.599%)
2,150,000	3.782		02/01/28	2,141,292
(3 mo. USD Term SOFR + 2.515%)
675,000	2.956		05/13/31	630,173
(Secured Overnight Financing Rate + 0.840%)
3,000,000	4.347		01/22/32	2,938,470
(Secured Overnight Financing Rate + 1.070%)
4,090,000	4.898		01/22/37	3,984,805
(Secured Overnight Financing Rate + 1.260%)
3,475,000	2.963		01/25/33	3,144,736
(Secured Overnight Financing Rate + 1.300%)
3,010,000	5.193		02/05/37	2,966,024
(Secured Overnight Financing Rate + 1.635%)
5,125,000	5.576		07/23/36	5,207,205

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.680%)
$4,285,000	5.572%		04/22/36	$ 4,405,666
M&T Bank Corp.(a)(b)
(Secured Overnight Financing Rate + 1.610%)
6,050,000	5.385		01/16/36	6,047,761
(Secured Overnight Financing Rate + 1.850%)
2,280,000	5.053		01/27/34	2,261,555
(Secured Overnight Financing Rate + 2.800%)
1,930,000	7.413		10/30/29	2,042,365
Morgan Stanley
1,631,000	3.950		04/23/27	1,625,683
(Secured Overnight Financing Rate + 1.034%)
2,625,000	1.794	(a)(b)	02/13/32	2,283,934
(Secured Overnight Financing Rate + 1.143%)
3,900,000	2.699	(a)(b)	01/22/31	3,623,256
(Secured Overnight Financing Rate + 1.360%)
3,175,000	2.484	(a)(b)	09/16/36	2,755,265
(Secured Overnight Financing Rate + 1.590%)
4,320,000	5.164	(a)(b)	04/20/29	4,353,912
(Secured Overnight Financing Rate + 1.757%)
695,000	5.664	(a)(b)	04/17/36	713,035
Royal Bank of Canada
1,700,000	5.000		02/01/33	1,712,631
Shinhan Bank Co. Ltd.(c)
540,000	4.500		04/12/28	539,681
State Street Corp.(a)(b) (Secured Overnight Financing Rate + 2.650%)
100,000	3.152		03/30/31	95,062
Truist Financial Corp.(a)(b) (Secured Overnight Financing Rate +
1.922%)
7,450,000	5.711		01/24/35	7,673,053
U.S. Bancorp(a)(b)
(Secured Overnight Financing Rate + 1.296%)
6,320,000	5.083		05/15/31	6,389,267
(Secured Overnight Financing Rate + 2.020%)
3,640,000	5.775		06/12/29	3,717,095
UBS AG
4,135,000	1.250		08/07/26	4,122,554
UBS Group AG(a)(b)(c)
(3 mo. USD Term SOFR + 1.410%)
1,675,000	3.869		01/12/29	1,655,738
(5 yr. CMT + 4.758%)
695,000	9.250		11/13/33	802,141
(Secured Overnight Financing Rate + 1.730%)
1,545,000	3.091		05/14/32	1,417,707
(Secured Overnight Financing Rate + 1.760%)
1,915,000	5.580		05/09/36	1,949,470
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,689,578
325,000	4.300		07/22/27	324,870
Westpac Banking Corp.(a)(b) (5 yr. CMT + 2.000%)
700,000	4.110		07/24/34	682,024

				172,745,442

Beverages – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(b)
960,000	4.700		02/01/36	934,330
Anheuser-Busch InBev Worldwide, Inc.
585,000	8.200		01/15/39	734,555

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Bacardi-Martini BV(b)(c)
$6,350,000	5.550%		02/01/30	$ 6,468,935
Coca-Cola Consolidated, Inc.(b)
1,421,000	5.450		06/01/34	1,457,420
Constellation Brands, Inc.(b)
50,000	3.600		02/15/28	49,233
50,000	3.150		08/01/29	47,808
1,900,000	2.250		08/01/31	1,676,864
JDE Peet’s NV(b)(c)
1,650,000	1.375		01/15/27	1,619,129
Keurig Dr. Pepper, Inc.(b)
1,968,000	2.250		03/15/31	1,747,702
Pernod Ricard International Finance LLC(b)(c)
4,816,000	1.625		04/01/31	4,162,180

				18,898,156

Biotechnology(b) – 0.3%
Amgen, Inc.
3,370,000	5.250		03/02/30	3,433,626
2,168,000	5.250		03/02/33	2,206,374
Royalty Pharma PLC
2,844,000	5.400		09/02/34	2,866,979

				8,506,979

Building Materials(b) – 0.4%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,337,301
2,675,000	2.700		02/15/31	2,451,611
2,309,000	5.900		03/15/34	2,434,841
Cemex SAB de CV
1,470,000	5.750		06/05/36	1,464,855

				9,688,608

Chemicals(b)(c) – 0.0%
International Flavors & Fragrances, Inc.
599,000	1.832		10/15/27	578,418

Commercial Services – 0.7%
Ashtead Capital, Inc.(b)(c)
650,000	1.500		08/12/26	646,672
2,087,000	5.800		04/15/34	2,124,441
Cornell University(b)
5,610,000	4.733		06/15/35	5,522,199
DP World Crescent Ltd.(c)
2,860,000	5.500		05/08/35	2,864,289
DP World Ltd.
100,000	6.850	(c)	07/02/37	108,100
220,000	5.625		09/25/48	204,655
Global Payments, Inc.(b)
3,575,000	5.550		11/15/35	3,463,531
Quanta Services, Inc.(b)
2,594,000	5.250		08/09/34	2,623,987

				17,557,874

Computers(b) – 0.1%
Dell International LLC/EMC Corp.
200,000	6.200		07/15/30	209,690
540,000	8.100		07/15/36	642,287

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(b) – (continued)
Hewlett Packard Enterprise Co.
$2,174,000	5.000%		10/15/34	$ 2,130,889

				2,982,866

Diversified Financial Services – 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(b)
5,125,000	2.450		10/29/26	5,093,994
3,472,000	5.375		12/15/31	3,530,573
American Express Co.(a)(b)
(Secured Overnight Financing Rate + 1.237%)
4,220,000	4.804		10/24/36	4,092,176
(Secured Overnight Financing Rate + 1.420%)
4,855,000	5.284		07/26/35	4,906,657
Avolon Holdings Funding Ltd.(b)(c)
873,000	5.150		01/15/30	875,942
Capital One Financial Corp.(a)(b) (Secured Overnight Financing Rate + 2.036%)
5,140,000	6.183		01/30/36	5,268,037
Compute Financing LLC
13,650,000	0.000		06/15/34	13,609,548
Nomura Holdings, Inc.
950,000	2.608		07/14/31	848,265
REC Ltd.(c)
200,000	5.625		04/11/28	201,840
Sumisho Air Lease Corp.(b)
4,615,000	4.850	(c)	03/24/31	4,565,896
3,750,000	5.200		07/15/31	3,766,575
Synchrony Financial(a)(b) (Secured Overnight Financing Rate + 1.530%)
3,575,000	4.947		02/25/32	3,483,266

				50,242,769

Electrical(b) – 0.1%
Alliant Energy Finance LLC(c)
225,000	4.250		06/15/28	223,180
Ameren Corp.
400,000	3.500		01/15/31	379,056
American Electric Power Co., Inc.
850,000	2.300		03/01/30	781,116
Arizona Public Service Co.
425,000	2.950		09/15/27	417,214
Ohio Power Co.
675,000	2.600		04/01/30	626,650
Pacific Gas & Electric Co.
500,000	3.300		08/01/40	374,565

				2,801,781

Electronics(b) – 0.1%
Allegion U.S. Holding Co., Inc.
1,593,000	5.600		05/29/34	1,626,373

Engineering & Construction(b) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	398,700
440,000	3.875	(c)	04/30/28	429,220
200,000	5.500	(c)	10/31/46	171,500
420,000	5.500		07/31/47	359,667

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(b) – (continued)
$340,000	5.500	%(c)	07/31/47	$ 291,159

				1,650,246

Environmental – 0.0%
Nature Conservancy
60,000	0.944		07/01/26	60,000
75,000	1.304		07/01/28	69,998

				129,998

Food & Drug Retailing(b) – 1.2%
Campbell’s Co.
7,343,000	5.400		03/21/34	7,239,170
1,200,000	4.750		03/23/35	1,120,140
J.M. Smucker Co.
2,498,000	5.900		11/15/28	2,570,717
1,423,000	6.200		11/15/33	1,517,430
Mars, Inc.(c)
5,800,000	4.800		03/01/30	5,817,052
5,175,000	5.000		03/01/32	5,209,828
8,975,000	5.200		03/01/35	9,010,182
Sysco Corp.
225,000	6.600		04/01/40	243,691

				32,728,210

Gas(b) – 0.0%
NiSource, Inc.
325,000	3.600		05/01/30	312,016

Hand/Machine Tools(b) – 0.3%
Regal Rexnord Corp.
6,578,000	6.300		02/15/30	6,859,933

Healthcare Providers & Services(b) – 2.9%
Adventist Health System
540,000	2.952		03/01/29	512,269
6,970,000	4.742		12/01/30	6,905,325
1,345,000	5.757		12/01/34	1,370,284
Alcon Finance Corp.(c)
4,572,000	3.000		09/23/29	4,337,868
Ascension Health
3,275,000	4.923		11/15/35	3,234,494
Banner Health
3,235,000	2.338		01/01/30	2,997,386
Baylor Scott & White Holdings
1,140,000	1.777		11/15/30	1,011,314
Cigna Group
3,515,000	5.125		05/15/31	3,571,943
CommonSpirit Health
2,220,000	4.352		09/01/30	2,170,301
3,385,000	4.975		09/01/35	3,283,693
2,385,000	3.910		10/01/50	1,770,727
2,655,000	6.461		11/01/52	2,849,513
Elevance Health, Inc.
5,970,000	4.600		09/15/32	5,852,272
HCA, Inc.
4,625,000	4.500		02/15/27	4,621,948
1,590,000	3.500		09/01/30	1,507,193
7,985,000	5.450		04/01/31	8,157,236
1,610,000	5.900		06/01/53	1,567,802

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(b) – (continued)
Humana, Inc.
	$785,000	5.950%		03/15/34	$ 812,569
Laboratory Corp. of America Holdings
	1,719,000	4.800		10/01/34	1,672,828
PeaceHealth Obligated Group
	2,200,000	4.335		11/15/28	2,181,533
Rush System for Health Obligated Group
	1,320,000	3.922		11/15/29	1,289,272
Solventum Corp.
	1,603,000	5.400		03/01/29	1,630,235
	3,040,000	5.450		03/13/31	3,112,200
	5,675,000	5.600		03/23/34	5,806,263
STERIS Irish FinCo UnLtd Co.
	501,000	2.700		03/15/31	455,389
Stryker Corp.
	75,000	1.950		06/15/30	67,904
Sutter Health
	605,000	2.294		08/15/30	550,575
UnitedHealth Group, Inc.
	3,700,000	5.000		04/15/34	3,697,854
	1,750,000	3.050		05/15/41	1,320,270

					78,318,460

Insurance – 0.1%
Arch Capital Group Ltd.
	300,000	7.350		05/01/34	342,363
Chubb INA Holdings LLC
	2,440,000	6.800		11/15/31	2,660,137
Willis North America, Inc.(b)
	700,000	2.950		09/15/29	662,403

					3,664,903

Internet – 1.5%
Airbnb, Inc.(b)
	3,555,000	5.250		03/16/36	3,541,740
Alphabet, Inc.(b)
	11,025,000	4.100		11/15/30	10,849,923
Expedia Group, Inc.(b)
	1,212,000	4.625		08/01/27	1,212,873
	825,000	3.800		02/15/28	814,630
	89,000	3.250		02/15/30	84,489
	331,000	2.950		03/15/31	304,070
	2,875,000	5.400		02/15/35	2,846,652
Meta Platforms, Inc.(b)
	4,850,000	4.200		11/15/30	4,773,321
	9,425,000	4.875		11/15/35	9,170,996
Netflix, Inc.
	3,010,000	5.875		11/15/28	3,105,357
	2,604,000	5.375	(c)	11/15/29	2,670,610
Prosus NV(b)(c)
EUR	100,000	2.031		08/03/32	102,260
	$230,000	4.027		08/03/50	162,150
	210,000	3.832		02/08/51	140,700

					39,779,771

Investment Companies(b) – 0.1%
Blackstone Secured Lending Fund
	1,650,000	5.875		11/15/27	1,662,276

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies(b) – (continued)
JAB Holdings BV(c)
$500,000	2.200%	11/23/30	$ 447,465

			2,109,741

Iron/Steel(c) – 0.0%
POSCO
260,000	5.750	01/17/28	263,656

Leisure Time(b) – 0.2%
Royal Caribbean Cruises Ltd.
4,295,000	5.250	02/27/38	4,155,284

Lodging(b) – 0.8%
Choice Hotels International, Inc.
3,593,000	3.700	01/15/31	3,390,930
1,639,000	5.850	08/01/34	1,664,912
Hyatt Hotels Corp.
5,295,000	5.500	06/30/34	5,358,646
Las Vegas Sands Corp.
1,590,000	5.625	06/15/28	1,609,057
590,000	6.000	06/14/30	606,110
Marriott International, Inc.
2,100,000	5.000	10/15/27	2,114,301
5,300,000	2.850	04/15/31	4,869,057
2,260,000	4.500	05/01/33	2,185,443

			21,798,456

Machinery - Construction & Mining(b) – 0.2%
Vertiv Holdings Co.
5,194,000	4.850	03/15/36	5,047,321

Machinery-Diversified(b) – 0.2%
AGCO Corp.
1,298,000	5.800	03/21/34	1,322,299
IDEX Corp.
1,515,000	2.625	06/15/31	1,363,242
Ingersoll Rand, Inc.
1,270,000	5.700	08/14/33	1,320,940

			4,006,481

Media(b) – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
6,675,000	3.750	02/15/28	6,542,768
Comcast Corp.
100,000	3.750	04/01/40	79,971
Space Exploration Technologies Corp.(c)
5,325,000	5.350	07/15/31	5,319,196
5,125,000	5.875	07/15/36	5,057,145
Time Warner Cable LLC
275,000	5.875	11/15/40	246,196

			17,245,276

Miscellaneous Manufacturing – 0.0%
GE Capital International Funding Co. Unlimited Co.
405,000	4.418	11/15/35	386,321
General Electric Co.
700,000	5.875	01/14/38	744,933

			1,131,254

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 0.1%
Marathon Petroleum Corp.(b)
$375,000	3.800%		04/01/28	$ 370,178
Occidental Petroleum Corp.
1,034,000	7.875		09/15/31	1,165,649
Reliance Industries Ltd.(c)
480,000	2.875		01/12/32	431,942
250,000	3.750		01/12/62	173,285

				2,141,054

Pharmaceuticals(b) – 0.4%
Cencora, Inc.
4,993,000	2.700		03/15/31	4,551,968
Cigna Group
1,025,000	4.800		08/15/38	970,911
CVS Health Corp.
5,632,000	4.780		03/25/38	5,279,662

				10,802,541

Pipelines – 0.7%
Abu Dhabi Crude Oil Pipeline LLC(c)
230,000	4.600		11/02/47	205,798
Cheniere Energy Partners LP(b)
1,185,000	5.950		06/30/33	1,237,389
Columbia Pipelines Operating Co. LLC(b)(c)
3,620,000	6.036		11/15/33	3,799,226
Enbridge, Inc.(b)
2,300,000	2.500		08/01/33	1,960,244
Energy Transfer LP(b)
50,000	4.950		06/15/28	50,271
375,000	5.300		04/15/47	336,225
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	174,714
2,580,687	2.940		09/30/40	2,144,241
320,000	3.250	(c)	09/30/40	252,006
Kinder Morgan, Inc.(b)
4,835,000	5.200		06/01/33	4,903,657
MPLX LP(b)
275,000	4.500		04/15/38	249,054
645,000	5.500		02/15/49	594,406
Plains All American Pipeline LP/PAA Finance Corp.(b)
875,000	3.800		09/15/30	839,073
Targa Resources Corp.(b)
1,010,000	4.200		02/01/33	957,298
Williams Cos., Inc.(b)
1,800,000	5.650		03/15/33	1,853,226

				19,556,828

Real Estate Investment Trust(b) – 0.4%
American Homes 4 Rent LP
723,000	4.900		02/15/29	725,422
Cousins Properties LP
4,900,000	5.875		10/01/34	5,017,453
CubeSmart LP
370,000	2.500		02/15/32	325,966
Host Hotels & Resorts LP
952,000	2.900		12/15/31	852,183
Invitation Homes Operating Partnership LP
1,120,000	2.000		08/15/31	967,031

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(b) – (continued)
Realty Income Corp.
$400,000	3.950%		08/15/27	$ 397,988
UDR, Inc.
475,000	2.100		08/01/32	403,527
WP Carey, Inc.
1,000,000	3.850		07/15/29	977,600
725,000	2.400		02/01/31	651,492

				10,318,662

Retailing(b) – 0.1%
AutoNation, Inc.
500,000	1.950		08/01/28	471,720
825,000	4.750		06/01/30	818,441
Lowe’s Cos., Inc.
125,000	1.700		10/15/30	110,579
O’Reilly Automotive, Inc.
1,690,000	5.100		03/12/36	1,673,996

				3,074,736

Savings & Loans(a)(b)(c) – 0.0%
Nationwide Building Society (3 mo. USD Term SOFR + 1.855%)
975,000	3.960		07/18/30	949,494

Semiconductors(b) – 0.4%
Broadcom, Inc.
1,156,000	3.419		04/15/33	1,053,578
425,000	3.137	(c)	11/15/35	360,485
156,000	3.187	(c)	11/15/36	130,460
Intel Corp.
2,750,000	5.200		02/10/33	2,780,470
934,000	5.150		02/21/34	934,663
NXP BV/NXP Funding LLC/NXP USA, Inc.
825,000	3.400		05/01/30	785,829
3,125,000	2.500		05/11/31	2,804,375
2,250,000	2.650		02/15/32	1,992,263

				10,842,123

Software(b) – 2.9%
AppLovin Corp.
7,790,000	5.500		12/01/34	7,852,164
Constellation Software, Inc.(c)
1,366,000	5.461		02/16/34	1,337,915
Electronic Arts, Inc.
1,990,000	2.950		02/15/51	1,535,723
Fidelity National Information Services, Inc.
4,745,000	4.800		03/10/31	4,693,849
MSCI, Inc.(c)
650,000	4.000		11/15/29	629,506
Oracle Corp.
1,881,000	2.950		04/01/30	1,731,517
2,550,000	4.650		05/06/30	2,500,173
5,625,000	2.875		03/25/31	5,025,937
3,520,000	5.250		02/03/32	3,468,397
5,895,000	4.800		09/26/32	5,609,034
2,211,000	4.900		02/06/33	2,098,792
3,595,000	5.350		05/04/33	3,491,500
4,440,000	5.200		09/26/35	4,155,440
3,250,000	5.700		02/04/36	3,151,232

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(b) – (continued)
$350,000	3.600%	04/01/40	$ 255,245
1,615,000	5.550	02/06/53	1,301,367
1,800,000	6.000	08/03/55	1,533,834
950,000	6.700	02/04/56	894,273
Salesforce, Inc.
10,640,000	4.900	09/15/31	10,615,209
9,560,000	5.550	03/15/36	9,532,945
ServiceNow, Inc.
1,040,000	1.400	09/01/30	911,664
Synopsys, Inc.
2,177,000	5.000	04/01/32	2,180,853
VMware LLC
700,000	1.800	08/15/28	662,025
Workday, Inc.
675,000	3.800	04/01/32	628,641

			75,797,235

Sovereign(b)(c) – 0.3%
Eagle Funding Luxco SARL
7,020,000	5.500	08/17/30	7,030,627

Telecommunication Services – 1.4%
AT&T, Inc.(b)
2,355,000	4.850	03/01/39	2,190,103
450,000	5.150	11/15/46	400,572
Beacon Point DC LLC(b)(c)
5,985,000	6.129	11/30/42	6,046,526
British Telecommunications Ltd.
3,265,000	9.625	12/15/30	3,859,263
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC(b)(c)
11,310,000	5.700	04/15/36	10,750,947
Rogers Communications, Inc.(b)
745,000	3.200	03/15/27	738,079
Telefonica Emisiones SA
425,000	4.665	03/06/38	388,743
T-Mobile USA, Inc.(b)
5,163,000	3.750	04/15/27	5,134,758
533,000	3.875	04/15/30	516,514
6,025,000	5.200	01/15/33	6,095,733
Verizon Communications, Inc.(b)
100,000	1.750	01/20/31	87,817
1,500,000	2.550	03/21/31	1,361,790

			37,570,845

TOTAL CORPORATE OBLIGATIONS (Cost $736,415,494)			$ 728,399,294

Asset-Backed Securities(b) – 12.0%
Automotive – 0.1%
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
$221,073	4.670%	08/15/28	$ 221,123
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
2,473,260	4.740	01/16/29	2,476,189

			2,697,312

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – 11.1%
Aligned Data Centers Issuer LLC Series 2026-1A, Class A2I
	$3,700,000	5.909%	06/15/56	$ 3,708,238
ARES LI CLO Ltd. Series 2019-51A, Class A1R2(a) (3 mo. USD Term SOFR + 1.360%)
	2,930,000	5.033	10/15/37	2,936,300
ARES Loan Funding VI Ltd. Series 2024-ALF6AR, Class A1R(a) (-1X 3 mo. USD Term SOFR + 1.250%)
	6,540,000	0.000	07/15/39	6,539,967
ARES XLI CLO Ltd. Series 2016-41A, Class A1R3(a) (3 mo. USD Term SOFR + 1.260%)
	13,475,000	4.875	04/15/39	13,484,042
Arini European CLO X DAC Series 10A, Class A(a) (-1X 3 mo. EUR EURIBOR + 1.280%)
EUR	14,600,000	0.000	07/15/40	16,681,958
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR(a) (3 mo. USD Term SOFR + 2.912%)
	$2,100,000	6.575	04/22/31	2,110,032
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class A1RR(a) (3 mo. USD Term SOFR + 1.290%)
	6,280,000	4.965	10/20/35	6,281,765
Barings CLO Ltd. Series 2023-4A, Class A1R(a) (3 mo. USD Term SOFR + 1.170%)
	6,025,000	4.845	01/20/39	6,021,409
Carlyle U.S. CLO Ltd. Series 2024-6A, Class A1(a) (3 mo. USD Term SOFR + 1.340%)
	7,400,000	5.007	10/25/37	7,417,309
CBAM Ltd. Series 2018-5A, Class A1R(a) (3 mo. USD Term SOFR + 1.340%)
	18,675,000	5.020	10/17/38	18,789,833
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR(a) (3 mo. USD Term SOFR + 1.420%)
	3,795,000	5.095	07/20/37	3,802,021
CIFC Funding Ltd. Series 2020-1A, Class A1R2(a) (3 mo. USD Term SOFR + 1.250%)
	15,110,000	4.888	07/15/39	15,128,223
Diameter Capital CLO 3 Ltd. Series 2022-3A, Class A1R(a) (3 mo. USD Term SOFR + 1.330%)
	7,125,000	5.003	01/15/38	7,129,859
Diameter Capital CLO 7 Ltd. Series 2024-7AR, Class A1R(a) (-1X 3 mo. USD Term SOFR + 1.230%)
	6,650,000	0.000	07/20/39	6,649,967
Elmwood CLO 19 Ltd. Series 2022-6A, Class AR2(a) (3 mo. USD Term SOFR + 1.240%)
	9,000,000	4.920	10/17/38	9,001,116
Elmwood CLO 27 Ltd. Series 2024-3A, Class A1R(a) (3 mo. USD Term SOFR + 1.240%)
	12,525,000	4.886	04/18/39	12,541,282
Empower CLO Ltd. Series 2024-1A, Class A1R(a) (3 mo. USD Term SOFR + 1.280%)
	8,150,000	4.934	04/25/37	8,172,103
Halseypoint CLO 7 Ltd. Series 2023-7A, Class A1R(a) (3 mo. USD Term SOFR + 1.450%)
	13,650,000	5.125	07/20/38	13,679,156
Harvest U.S. CLO Ltd. Series 2024-2A, Class A1(a) (3 mo. USD Term SOFR + 1.400%)
	3,000,000	5.073	10/15/37	3,003,633

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Henley CLO XVII DAC Series 17A, Class B(a) (3 mo. EUR EURIBOR + 1.850%)
EUR	4,400,000	4.143%	07/25/39	$ 5,034,925
Henley CLO XVII DAC Series 17A, Class A(a) (3 mo. EUR EURIBOR + 1.280%)
	14,300,000	3.573	07/15/38	16,344,048
Invesco CLO Ltd. Series 2021-1A, Class A1(a) (3 mo. USD Term SOFR + 1.262%)
	$5,300,000	4.935	04/15/34	5,302,677
KKR CLO 57 Ltd. Series 2025-57A, Class A(a) (3 mo. USD Term SOFR + 1.400%)
	13,300,000	5.073	07/15/38	13,329,885
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(a) (3 mo. USD Term SOFR + 1.530%)
	4,475,000	5.203	04/15/37	4,478,969
Magnetite XLVII Ltd. Series 2024-47A, Class A(a) (3 mo. USD Term SOFR + 1.330%)
	6,500,000	4.997	01/25/38	6,507,124
OCP CLO Ltd. Series 2017-14A, Class A1R(a) (3 mo. USD Term SOFR + 1.370%)
	8,775,000	5.045	07/20/37	8,781,502
Octagon 67 Ltd. Series 2023-1A, Class AR(a) (3 mo. USD Term SOFR + 1.450%)
	9,900,000	5.117	07/25/38	9,930,472
OHA Credit Funding 11 Ltd. Series 2022-11A, Class A2R(a) (3 mo. USD Term SOFR + 1.520%)
	4,000,000	5.195	07/19/37	4,000,856
Regatta XXVIII Funding Ltd. Series 2024-2AR, Class A1R(a) (3 mo. USD Term SOFR + 1.230%)
	9,825,000	4.975	07/25/39	9,831,622
Silver Point CLO 15 Ltd. Series 2025-15A, Class A(a) (3 mo. USD Term SOFR + 1.250%)
	8,700,000	4.918	01/15/39	8,702,662
Sixth Street CLO XVI Ltd. Series 2020-16A, Class A1R2(a) (3 mo. USD Term SOFR + 1.170%)
	5,400,000	4.842	01/21/39	5,389,200
Sound Point Euro CLO 14 Funding DAC Series 14A, Class B(a) (3 mo. EUR EURIBOR + 1.600%)
EUR	3,730,000	3.838	04/20/39	4,249,133
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	$360,354	5.750	12/20/50	351,494
Venture 32 CLO Ltd. Series 2018-32A, Class A1(a) (3 mo. USD Term SOFR + 1.362%)
	435,579	5.037	07/18/31	435,834
Vibrant CLO XVI Ltd. Series 2023-16A, Class A1A2(a) (3 mo. USD Term SOFR + 1.250%)
	9,200,000	4.923	07/15/36	9,203,110
Wind River CLO Ltd. Series 2021-2A, Class A2R(a) (3 mo. USD Term SOFR + 1.400%)
	3,050,000	5.075	07/20/34	3,041,545
Wind River CLO Ltd. Series 2021-2A, Class BR(a) (3 mo. USD Term SOFR + 1.600%)
	2,850,000	5.275	07/20/34	2,850,351
Wind River CLO Ltd. Series 2021-3A, Class A1R(a) (3 mo. USD Term SOFR + 1.240%)
	5,500,000	4.915	04/20/38	5,500,995

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
WISE CLO Ltd. Series 2023-2A, Class A1R(a) (3 mo. USD Term SOFR + 1.100%)
	$8,820,000	4.773%	04/15/39	$ 8,828,873

				295,173,490

Credit Card – 0.7%
American Express Credit Account Master Trust Series 2025-3, Class A
	7,300,000	4.510	04/15/32	7,315,499
Barclays Dryrock Issuance Trust Series 2025-1, Class A
	5,100,000	3.970	07/15/31	5,054,101
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
	4,875,000	4.490	06/21/32	4,878,224

				17,247,824

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Class A3
	2,270,000	4.275	02/01/36	2,202,773

Student Loan(a) – 0.0%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
	247,298	4.108	09/26/33	244,757
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1 mo. USD Term SOFR + 1.264%)
	640,196	4.892	09/25/65	637,562

				882,319

TOTAL ASSET-BACKED SECURITIES (Cost $318,878,230)				$ 318,203,718

Sovereign Debt Obligations – 0.9%
Euro – 0.1%
Indonesia Government International Bonds(b)
EUR	2,240,000	4.100%	03/04/34	$ 2,521,032
Mexico Government International Bonds(b)
	839,000	1.450	10/25/33	781,542
Romania Government International Bonds(c)
	150,000	4.625	03/04/33	166,168

				3,468,742

United States Dollar – 0.8%
Hungary Government International Bonds
	$1,700,000	6.125	05/22/28	1,740,375
Israel Government AID Bonds(f)
	4,700,000	5.500	09/18/33	4,911,594
Israel Government International Bonds(g)
	200,000	4.500	04/03/20	147,074
Mexico Government International Bonds(b)
	240,000	3.250	04/16/30	224,448
	1,746,000	3.500	02/12/34	1,488,395
	550,000	6.750	02/09/56	540,100
	1,180,000	3.771	05/24/61	707,528
	600,000	3.750	04/19/71	344,100
Panama Government International Bonds(b)
	360,000	6.875	01/31/36	392,897

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
$800,000	6.853%		03/28/54	$ 862,200
210,000	4.500		01/19/63	161,595
Peru Government International Bonds(b)
10,000	2.780		12/01/60	5,474
100,000	3.230	(h)	07/28/21	55,501
Republic of Poland Government International Bonds(b)
2,600,000	5.125		09/18/34	2,616,484
Romania Government International Bonds
770,000	3.000	(c)	02/27/27	759,412
2,280,000	5.750	(c)	07/04/36	2,183,670
690,000	5.125		06/15/48	562,367
580,000	4.000		02/14/51	393,803
Serbia International Bonds(c)
3,170,000	5.500		05/06/36	3,109,073
State of Israel
680,000	3.800		05/13/60	459,789

				21,665,879

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $26,923,640)				$ 25,134,621

Agency Debentures – 0.9%
Sovereign – 0.9%
Federal Farm Credit Banks Funding Corp.
$7,050,000	2.850%		03/28/34	$ 6,278,801
Federal Farm Credit Banks Funding Corp.
2,500,000	3.500		09/01/32	2,379,400
Federal Farm Credit Banks Funding Corp.
11,930,000	2.900		04/12/32	11,044,913
Federal Farm Credit Banks Funding Corp.
3,840,000	3.300		05/19/32	3,624,806

TOTAL AGENCY DEBENTURES (Cost $25,240,222)				$ 23,327,920

Municipal Debt Obligations – 0.5%
Arizona(b) – 0.0%
Phoenix City AZ Civic Improvement Corp. RB Series 2020
$40,000	5.000%		07/01/34	$ 43,280

California(b) – 0.2%
California Public Finance Authority RB (Taxable) Series 2026 B (Children’s Hospital Los Angeles Obligated Group)
2,550,000	5.403		11/15/36	2,552,473
California State GO Bonds Build America Taxable Series 2009
2,600,000	7.550		04/01/39	3,038,669

				5,591,142

Florida(b) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154		07/01/30	545,165

Illinois – 0.1%
Illinois Finance Authority RB (Refunding) Series A
40,000	5.000		10/01/35	45,847

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Build America Series 2010
$1,250,055	7.350%	07/01/35	$ 1,333,449
Illinois State GO Bonds Taxable-Pension Series 2003
932,941	5.100	06/01/33	942,494
Sales Tax Securitization Corp. RB (Refunding) Series A
40,000	5.000	01/01/33	44,242

			2,366,032

Maryland – 0.1%
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
3,245,000	4.827	11/30/30	3,280,159

New Jersey(b) – 0.0%
New Jersey Educational Facilities Authority
40,000	5.000	03/01/36	45,724

New York – 0.0%
Metropolitan Transportation Authority RB Taxable Series 2020 C2
210,000	5.175	11/15/49	194,239
New York City NY GO Bonds Series 2008-L, Subseries L-5(b)
40,000	5.000	04/01/33	43,593

			237,832

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,465,000	6.270	02/15/50	1,504,809

Pennsylvania(b) – 0.0%
Pennsylvania Higher Educational Facilities Authority RB Series 2019
40,000	5.000	08/15/30	42,724

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $13,290,044)			$ 13,656,867

U.S. Treasury Obligations – 24.6%
U.S. Treasury Bonds
$6,530,000	4.250%	05/15/39	$ 6,307,572
6,740,000	4.375	05/15/40	6,515,684
75,750,000	4.250	11/15/40	71,867,812
210,000	3.375	05/15/44	171,216
5,840,000	5.000	05/15/46	5,885,625
51,100,000	3.000	02/15/47	38,029,578
6,740,000	3.125	05/15/48	5,063,425
6,490,000	3.375	11/15/48	5,075,383
6,820,000	2.875	05/15/49	4,844,331
7,580,000	2.375	11/15/49	4,828,697
7,925,500	4.000	11/15/52	6,780,018
5,220,000	4.750	11/15/53	5,050,350
U.S. Treasury Inflation-Indexed Bonds
12,220,429	1.500	02/15/53	9,288,958
U.S. Treasury Notes
59,493,500	4.375 (i)	08/15/26	59,526,036
24,880,000	0.750	08/31/26	24,755,600
22,370,000	1.375	08/31/26	22,279,996
69,740,000	3.750	04/30/27	69,552,029

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
$25,100,000	2.625%	05/31/27	$ 24,767,621
1,010,000	0.500	06/30/27	974,729
16,320,000	3.500	04/30/28	16,128,113
36,750,000	1.250	05/31/28	34,799,092
1,000,000	4.625	09/30/28	1,009,688
101,610,000	4.625 (i)	04/30/29	102,832,495
7,010,000	1.500	02/15/30	6,385,672
3,831,000	3.625	03/31/30	3,756,774
2,512,700	0.625	05/15/30	2,195,275
28,300,000	4.125	03/31/31	28,196,086
27,880,000	4.125	06/30/31	27,781,985
28,260,000	4.250	06/30/33	28,154,025
2,490,000	4.375	05/15/34	2,490,778
U.S. Treasury STRIPS Coupon(j)
2,540,000	0.000	08/15/30	2,134,328
2,540,000	0.000	11/15/30	2,110,939
2,540,000	0.000	08/15/33	1,862,303
26,090,000	0.000	05/15/35	17,573,246
U.S. Treasury STRIPS Principal(j)
12,660,000	0.000	11/15/53	3,234,403

TOTAL U.S. TREASURY OBLIGATIONS (Cost $694,858,186)			$ 652,209,862

Shares	Description		Value

Exchange Traded Funds(k) – 0.2%
100,596	Goldman Sachs Corporate Bond ETF		$ 5,089,785
(Cost $5,100,529)

Shares	Dividend Rate		Value

Investment Company(k) – 0.0%
Goldman Sachs Central Government Fund — Institutional Shares
25,880	3.703%		$ 25,880
(Cost $25,880)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 110.5% (Cost $3,005,053,384)			$2,933,231,268

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(j) – 3.0%
Commercial Paper(j) – 3.0%
AutoNation, Inc.(c)
$21,649,000	0.000%	07/01/26	$ 21,646,541
Bayer Corp.(c)
13,950,000	0.000	10/20/26	13,764,508

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(j) – (continued)
Commercial Paper(j) – (continued)
Energy Transfer LP(c)
$3,856,000	0.000%	07/01/26	$ 3,855,585
Evergy Missouri West, Inc.(c)
5,083,000	0.000	07/01/26	5,082,453
NTT Finance Americas, Inc.
22,000,000	0.000	07/23/26	21,945,807
Oracle Corp.(c)
4,546,000	0.000	10/02/26	4,493,439
Targa Resources Corp.(c)
9,113,000	0.000	07/01/26	9,111,996

TOTAL SHORT-TERM INVESTMENTS (Cost $79,910,404)			$ 79,900,329

TOTAL INVESTMENTS – 113.5% (Cost $3,084,963,788)			$3,013,131,597

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.5)%			(357,351,217)

NET ASSETS – 100.0%			$2,655,780,380

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2026.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $365,229,361 which represents approximately 13.6% of net assets as of June 30, 2026.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $4,911,594, which represents approximately 0.2% of the Fund’s net assets as of June 30, 2026

(g)	Actual maturity date is April 03, 2120.

(h)	Actual maturity date is July 28, 2121.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Represents an affiliated issuer.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	4,179,153	JPY	652,158,454	08/05/26	$156,500
State Street Bank and Trust	USD	6,949,693	EUR	5,972,430	08/19/26	111,242

TOTAL						$267,742

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	JPY	623,114,679	USD	3,913,463	08/05/26	$(69,958)
JPMorgan Securities, Inc.	USD	21,385,058	EUR	18,700,000	08/19/26	(26,499)

TOTAL						$(96,457)

FORWARD SALES CONTRACTS — At June 30, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	07/20/26	$(25,000,000)	$(22,180,620)
Government National Mortgage Association	4.500	TBA - 30yr	07/20/26	(31,000,000)	(29,762,164)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/01/26	(14,000,000)	(11,172,657)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	07/01/26	(4,000,000)	(3,488,438)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/01/26	(29,000,000)	(27,793,553)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/01/26	(73,000,000)	(71,725,354)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/01/26	(27,000,000)	(25,224,961)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	07/01/26	(5,000,000)	(5,016,601)

(PROCEEDS RECEIVED: $(196,302,266))					$(196,364,348)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	309	09/28/26	$36,564,773	$164,930
10 Year U.S. Treasury Notes	61	09/21/26	6,703,328	5,603
2 Year U.S. Treasury Notes	1,162	09/30/26	239,526,327	(301,729)
20 Year U.S. Treasury Bonds	765	09/21/26	86,827,500	1,546,050
30 Year German Euro-Buxl	60	09/08/26	7,624,798	136,671
5 Year U.S. Treasury Notes	2,320	09/30/26	248,348,750	687,887
Euro-Bobl	310	09/08/26	40,868,284	199,997
Euro-Schatz	348	09/08/26	42,132,320	104,591
ICE 3M SONIA Index	270	03/16/27	85,967,387	(369,980)
ICE 3M SONIA Index	155	09/14/27	49,315,668	146,186
Ultra Long U.S. Treasury Bonds	1,460	09/21/26	169,588,125	4,002,459

Total				$6,322,665

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
3 Month SOFR	(566)	03/16/27	$(135,783,400)	$(69,657)
5 Year German Euro-Bund	(124)	09/08/26	(18,041,835)	(154,076)
Ultra 10-Year U.S. Treasury Notes	(528)	09/21/26	(59,383,500)	(365,887)

Total				$(589,620)

TOTAL FUTURES CONTRACTS				$5,733,045

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.250%(b)	12M JYOR(b)	12/15/27	JPY	18,608,610	$187,431	$(456,146)	$643,577
3.416(b)	12M SOFR(b)	04/22/28		$34,880	207,746	53,788	153,958
2.500(c)	12M EURO(c)	06/14/28	EUR	4,750	(6,888)	13,545	(20,433)
3.927(c)	12M SOFR(c)	06/30/28		$32,290	52,054	(8,673)	60,727
12M SOFR(c)	4.021%(c)	06/30/28		4,530	(289)	(172)	(117)
12M EURO(b)	2.000(b)	09/10/28	EUR	386,720	(1,742,192)	(631,513)	(1,110,679)
2.500(b)	6M EURO(d)	09/10/28		386,720	863,628	(498,161)	1,361,789
2.750(d)	12M CDOR(d)	09/16/28	CAD	40	(21)	(25)	4
2.500(d)	12M CDOR(d)	09/16/28		99,050	285,218	413,424	(128,206)
2.000(c)	12M EURO(c)	09/16/28	EUR	990	9,417	10,712	(1,295)
3.750(c)	12M GBP(c)	09/16/28	GBP	8,320	59,240	70,736	(11,496)
3.000(c)	12M SOFR(c)	09/16/28		$126,340	2,434,648	2,268,758	165,890
3.250(c)	12M SOFR(c)	09/16/28		13,040	189,288	167,286	22,002
3M STIBOR(c)	2.500(e)	09/16/28	SEK	519,550	187,307	118,559	68,748
12M SOFR(c)	3.000(c)	09/16/28		$5,750	(110,806)	(116,900)	6,094
12M GBP(c)	3.500(c)	09/16/28	GBP	95,470	(1,274,087)	(1,440,600)	166,513
5.000(e)	3M AUDOR(e)	09/16/28	AUD	20,840	(161,193)	(147,096)	(14,097)
4.750(e)	3M AUDOR(e)	09/16/28		39,360	(175,376)	(171,423)	(3,953)
6M NIBOR(c)	5.000(d)	09/16/28	NOK	319,500	88,841	46,411	42,430
2.250(c)	6M EURO(d)	09/16/28	EUR	19,400	200,830	261,226	(60,396)
2.500(c)	6M EURO(d)	09/16/28		12,380	60,108	75,115	(15,007)
1.250(c)	12M JYOR(c)	09/16/29	JPY	4,128,000	331,253	354,829	(23,576)
12M JYOR(c)	1.771(c)	01/26/30		974,670	(28,957)	(28,816)	(141)
3.903(c)	12M SOFR(c)	11/30/30		$75,580	29,325	(26,992)	56,317
3.979(c)	12M SOFR(c)	11/30/30		5,620	(14,277)	(1,244)	(13,033)
2.500(c)	12M EURO(c)	04/16/31	EUR	13,060	(25,244)	109,446	(134,690)
12M EURO(c)	2.800(c)	05/21/31		139,730	789,145	169,855	619,290
3.000(c)	6M EURO(d)	05/21/31		139,730	(664,806)	(66,444)	(598,362)
1.500(c)	12M JYOR(c)	09/16/31	JPY	31,139,000	4,529,236	4,420,518	108,718
6M EURO(c)	2.500(d)	09/16/31	EUR	29,320	(376,662)	(499,922)	123,260
12M GBP(c)	3.750(c)	09/16/31	GBP	24,800	(494,657)	(573,652)	78,995

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(d)	4.000%(e)	09/16/31	NZD	87,130	$653,219	$302,994	$350,225
12M SOFR(c)	3.584(c)	04/22/32		$50,900	(716,962)	(614,000)	(102,962)
2.000%(c)	12M JYOR(c)	01/11/33	JPY	2,679,619	298,243	(178,411)	476,654
3.976(c)	12M SOFR(c)	04/30/33		$40,410	(88,017)	(8,784)	(79,233)
2.500(c)	12M JYOR(c)	05/22/33	JPY	2,466,000	(9,004)	(39,461)	30,457
12M EURO(c)	2.800(c)	08/15/35	EUR	15,680	206,362	56,331	150,031
6M EURO(c)	3.300(d)	04/21/36		19,080	177,130	(17,831)	194,961
12M EURO(c)	3.000(c)	06/19/36		55,830	151,460	(43,578)	195,038
3.200(c)	6M EURO(d)	06/19/36		55,830	(215,985)	(20,303)	(195,682)
12M CHFOR(c)	0.750(c)	09/16/36	CHF	11,740	278,087	102,221	175,866
12M JYOR(c)	1.750(c)	09/16/36	JPY	3,917,000	(1,751,225)	(1,626,488)	(124,737)
0.000(c)	12M CHFOR(c)	09/16/36	CHF	11,740	—	—	—
4.000(c)	12M GBP(c)	09/16/36	GBP	3,750	145,142	189,561	(44,419)
3.750(c)	12M SOFR(c)	09/16/36		$17,440	403,557	438,743	(35,186)
6M EURO(c)	2.750(d)	09/16/36	EUR	15,480	(272,784)	(475,671)	202,887
12M CDOR(d)	3.000(d)	09/16/36	CAD	6,950	(66,399)	(106,850)	40,451
12M SOFR(c)	3.750(c)	09/16/36		$2,220	(51,370)	(46,189)	(5,181)
4.250(d)	3M NZDOR(e)	09/16/36	NZD	6,490	(62,844)	9,754	(72,598)
3.000(c)	3M STIBOR(e)	09/16/36	SEK	83,610	(169,325)	(27,977)	(141,348)
6M NIBOR(c)	4.500(d)	09/16/36	NOK	44,920	84,734	49,777	34,957
6M AUDOR(d)	5.000(d)	09/16/36	AUD	7,910	63,957	35,480	28,477
2.750(c)	6M EURO(d)	09/16/36	EUR	37,670	663,811	1,032,981	(369,170)
3.894(c)	12M SOFR(c)	04/22/37		$28,470	358,876	115,191	243,685
4.750(c)	12M GBP(c)	01/31/39	GBP	16,750	(534,540)	(316,246)	(218,294)
12M SOFR(c)	4.629(c)	04/14/41		$58,460	124,139	(26,672)	150,811
12M JYOR(c)	2.160(c)	08/02/44	JPY	4,744,149	(1,846,082)	(2,606,995)	760,913
3.600(c)	6M EURO(d)	04/21/46	EUR	13,450	(165,924)	(54,274)	(111,650)
12M JYOR(c)	4.500(c)	05/21/46	JPY	3,101,000	96,986	154,646	(57,660)
12M JYOR(c)	2.500(c)	09/16/46		787,000	(523,107)	(443,139)	(79,968)
3.100(c)	12M EURO(c)	08/15/54	EUR	6,729	(179,300)	(84,230)	(95,070)
4.048(c)	12M SOFR(c)	04/13/56		$54,480	(25,120)	66,565	(91,685)

TOTAL					$2,456,975	$(296,426)	$2,753,401

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.661%	MS & Co. Int. PLC	12/15/56	$2,900	$(25,668)	$(35,853)	$10,185

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Ind 43	1.000%	0.376%	12/20/29	$90,400	$1,851,148	$1,379,673	$471,475
CDX.NA.IG Ind 44	1.000	0.431	06/20/30	73,900	1,558,145	1,129,119	429,026
CDX.NA.IG Ind 45	1.000	0.468	12/20/30	103,687	2,271,572	1,875,175	396,397
Republic of Chile, 3.240%, 2/06/28	1.000	0.417	06/20/31	5,440	144,650	106,037	38,613
Republic of Peru, 8.750%, 11/21/33	1.000	0.627	06/20/31	5,160	87,827	42,154	45,673
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.630	06/20/31	5,150	86,597	16,537	70,060

TOTAL					$5,999,939	$4,548,695	$1,451,244

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	2.000%	11/11/2026	8,390,000	EUR	8,390,000	$2,531	$126,107	$(123,576)
2Y IRS	Citibank NA	1.771	01/24/2028	4,284,999,999	JPY	4,284,999,999	76,373	162,946	(86,573)

				4,293,389,999			$78,904	$289,053	$(210,149)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
2Y IRS	Citibank NA	1.771%	01/24/2028	4,284,999,999	JPY	4,284,999,999	$203,718	$162,946	$40,772
1Y IRS	JPMorgan Securities, Inc.	1.690	06/23/2027	22,930,420,000		22,930,420,000	226,843	260,742	(33,899)

				27,215,419,999			$430,561	$423,688	$6,873

Total purchased option contracts				31,508,809,998			$509,465	$712,741	$(203,276)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	4.137	07/08/2026	(6,800,000)		$(6,800,000)	(68,188)	(44,200)	(23,988)
1M IRS	Barclays Bank PLC	3.968	07/27/2026	(7,080,000)		(7,080,000)	(25,613)	(41,595)	15,982
1M IRS	Barclays Bank PLC	2.916	07/29/2026	(6,380,000)	EUR	(6,380,000)	(34,253)	(35,097)	844
1M IRS	BNP Paribas SA	3.091	07/06/2026	(6,010,000)		(6,010,000)	(106,913)	(40,453)	(66,460)
1M IRS	BNP Paribas SA	2.981	07/20/2026	(6,160,000)		(6,160,000)	(53,029)	(34,939)	(18,090)
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(2,470,000)		(2,470,000)	(799)	(126,195)	125,396
1M IRS	Citibank NA	3.970	08/03/2026	(7,060,000)		$(7,060,000)	(31,098)	(45,996)	14,898
1M IRS	JPMorgan Securities, Inc.	3.100	07/13/2026	(6,120,000)	EUR	(6,120,000)	(114,800)	(40,925)	(73,875)
1M IRS	MS & Co. Int. PLC	4.036	07/20/2026	(6,960,000)		$(6,960,000)	(37,161)	(40,577)	3,416

				(55,040,000)			$(471,854)	$(449,977)	$(21,877)

Puts
1M IRS	Barclays Bank PLC	4.137	07/08/2026	(6,800,000)		(6,800,000)	(4,195)	(44,200)	40,005
1M IRS	Barclays Bank PLC	3.968	07/27/2026	(7,080,000)		(7,080,000)	(59,264)	(41,595)	(17,669)
1M IRS	Barclays Bank PLC	2.916	07/29/2026	(6,380,000)	EUR	(6,380,000)	(34,664)	(35,097)	433
1M IRS	BNP Paribas SA	3.091	07/06/2026	(6,010,000)		(6,010,000)	(174)	(40,453)	40,279
1M IRS	BNP Paribas SA	2.981	07/20/2026	(6,160,000)		(6,160,000)	(12,980)	(34,939)	21,959
1M IRS	Citibank NA	3.970	08/03/2026	(7,060,000)		$(7,060,000)	(64,207)	(45,996)	(18,211)
1M IRS	JPMorgan Securities, Inc.	3.100	07/13/2026	(6,120,000)	EUR	(6,120,000)	(1,647)	(40,926)	39,279
1M IRS	MS & Co. Int. PLC	4.036	07/20/2026	(6,960,000)		$(6,960,000)	(30,730)	(40,576)	9,846

				(52,570,000)			$(207,861)	$(323,782)	$115,921

Total written option contracts				(107,610,000)			$(679,715)	$(773,759)	$94,044

TOTAL				31,401,199,998			$(170,250)	$(61,018)	$(109,232)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	— CDX North America Investment Grade Index 44
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
CHFOR	— Swiss Franc Offered Rate
CMBX	— Commercial Mortgage Backed Securities Index
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 58.9%
Collateralized Mortgage Obligations – 6.8%
Interest Only – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$2,583,796	2.393	%(a)(b)	05/15/45	$ 245,536
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
1,350,482	4.000	(c)	09/25/50	271,151
Federal National Mortgage Association REMICS Series 2011-100, Class S (-1X 1 mo. USD Term SOFR + 6.336%)
1,506,605	2.708	(a)(b)	10/25/41	137,470
Federal National Mortgage Association REMICS Series 2012-88, Class SB (-1X 1 mo. USD Term SOFR + 6.556%)
1,395,501	2.928	(a)(b)	07/25/42	113,429
Federal National Mortgage Association REMICS Series 2017-104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
668,916	2.408	(a)(b)	01/25/48	68,921
Government National Mortgage Association REMICS Series 2010-35, Class DS (-1X 1 mo. USD Term SOFR + 5.566%)
2,068,900	1.927	(a)(b)(d)	03/20/40	146,537
Government National Mortgage Association REMICS Series 2013-103, Class DS (-1X 1 mo. USD Term SOFR + 6.036%)
2,573,310	2.397	(a)(b)(d)	07/20/43	231,822
Government National Mortgage Association REMICS Series 2013-117, Class PS (-1X 1 mo. USD Term SOFR + 6.036%)
2,673,254	2.397	(a)(b)(d)	04/20/43	152,631
Government National Mortgage Association REMICS Series 2014-11, Class NI
159,670	4.500	(c)(d)	12/16/42	1,425
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
2,202,550	2.347	(a)(b)(d)	10/20/43	83,168
Government National Mortgage Association REMICS Series 2014-180, Class PI
1,851,178	4.000	(c)(d)	08/20/44	226,483
Government National Mortgage Association REMICS Series 2015-133, Class SA (-1X 1 mo. USD Term SOFR + 5.586%)
936,777	1.947	(a)(b)(d)	09/20/45	78,569
Government National Mortgage Association REMICS Series 2015-133, Class SB (-1X 1 mo. USD Term SOFR + 5.586%)
1,227,015	1.947	(a)(b)(d)	09/20/45	103,627
Government National Mortgage Association REMICS Series 2015-129, Class IC
716,412	4.500	(c)(d)	09/16/45	131,665
Government National Mortgage Association REMICS Series 2015-111, Class SM (-1X 1 mo. USD Term SOFR + 6.086%)
2,604,578	2.447	(a)(b)(d)	08/20/45	281,955
Government National Mortgage Association REMICS Series 2015-144, Class QS (-1X 1 mo. USD Term SOFR + 5.586%)
3,094,054	1.947	(a)(b)(d)	10/20/45	224,513
Government National Mortgage Association REMICS Series 2015-126, Class LS (-1X 1 mo. USD Term SOFR + 6.086%)
1,679,243	2.447	(a)(b)(d)	09/20/45	178,237
Government National Mortgage Association REMICS Series 2016-6, Class S (-1X 1 mo. USD Term SOFR + 5.536%)
3,832,025	1.897	(a)(b)(d)	01/20/46	265,187
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
759,416	1.907	(a)(b)(d)	07/20/47	65,938

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
$824,294	1.947	%(a)(b)(d)	01/20/48	$ 73,608
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
1,245,576	2.447	(a)(b)(d)	05/20/48	136,544
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
1,108,305	2.447	(a)(b)(d)	09/20/48	121,809
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
523,541	2.447	(a)(b)(d)	09/20/48	56,756
Government National Mortgage Association REMICS Series 2018-139, Class SQ (-1X 1 mo. USD Term SOFR + 6.036%)
773,112	2.397	(a)(b)(d)	10/20/48	81,459
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
308,731	2.297	(a)(b)(d)	01/20/49	32,106
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
877,843	2.297	(a)(b)(d)	01/20/49	89,764
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
531,652	2.347	(a)(b)(d)	06/20/49	54,132
Government National Mortgage Association REMICS Series 2019-151, Class NI
1,872,293	3.500	(c)(d)	10/20/49	335,170
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
2,313,466	2.297	(a)(b)(d)	02/20/50	257,313
Government National Mortgage Association REMICS Series 2020-78, Class DI
2,592,974	4.000	(c)(d)	06/20/50	561,313
Government National Mortgage Association REMICS Series 2020- 146, Class IM
1,002,022	2.500	(c)(d)	10/20/50	148,267

				4,956,505

Regular Floater(b) – 1.6%
Federal Home Loan Mortgage Corp. REMICS Series 3827, Class KF (1 mo. USD Term SOFR + 0.484%)
79,005	4.078		03/15/41	79,045
Federal Home Loan Mortgage Corp. REMICS Series 3231, Class FB (1 mo. USD Term SOFR + 0.464%)
83,177	4.058		10/15/36	82,646
Federal Home Loan Mortgage Corp. REMICS Series 3314, Class FC (1 mo. USD Term SOFR + 0.514%)
56,949	4.108		12/15/36	56,510
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
93,814	4.308	(d)	09/15/37	93,936
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
29,267	4.558		06/15/39	29,491
Federal Home Loan Mortgage Corp. REMICS Series 5452, Class DF (1 mo. USD Term SOFR + 1.250%)
7,236,905	4.878		09/25/54	7,284,469

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class M2 (1 mo. USD Term SOFR + 1.450%)
$471,641	5.078	%(d)(e)	10/25/44	$ 471,689
Federal National Mortgage Association REMICS Series 2006-45, Class TF (1 mo. USD Term SOFR + 0.514%)
171,873	4.142		06/25/36	171,352
Federal National Mortgage Association REMICS Series 2006-76, Class QF (1 mo. USD Term SOFR + 0.514%)
196,343	4.142		08/25/36	195,754
Federal National Mortgage Association REMICS Series 2006-79, Class PF (1 mo. USD Term SOFR + 0.514%)
193,100	4.142		08/25/36	192,476
Federal National Mortgage Association REMICS Series 2007-75, Class VF (1 mo. USD Term SOFR + 0.564%)
68,747	4.192		08/25/37	68,632
Federal National Mortgage Association REMICS Series 2009-84, Class WF (1 mo. USD Term SOFR + 1.214%)
26,067	4.842		10/25/39	26,558
Federal National Mortgage Association REMICS Series 2024-70, Class FB (1 mo. USD Term SOFR + 1.100%)
7,737,465	4.728		10/25/54	7,790,431
Federal National Mortgage Association REMICS Series 2025-13, Class FB (1 mo. USD Term SOFR + 1.300%)
5,971,456	4.928		03/25/55	6,030,234
Government National Mortgage Association REMICS Series 2025- 150, Class FH (1 mo. USD Term SOFR + 1.100%)
4,573,814	4.709	(d)	09/20/55	4,613,173

				27,186,396

Sequential Fixed Rate(d) – 1.3%
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
2,429,771	5.459	(e)(f)	07/25/65	2,436,078
COLT Mortgage Loan Trust Series 2025-8, Class A1
4,102,411	5.480	(e)(f)	08/25/70	4,111,956
Ellington Financial Mortgage Trust Series 2026-NQM4, Class A1A
5,183,759	5.466	(e)(f)	04/25/71	5,185,428
JP Morgan Mortgage Trust Series 2025-VIS3, Class A1A
3,288,878	5.062	(e)(f)	02/25/66	3,262,566
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1A
27,280	4.879	(e)(f)	05/25/66	27,008
RALI Trust Series 2006-QS6, Class 1A13
249,963	6.000		06/25/36	207,592
RALI Trust Series 2006-QS9, Class 1A11
425,313	6.500		07/25/36	343,761
RALI Trust Series 2006-QS2, Class 1A9
158,615	5.500		02/25/36	128,445
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
653,539	6.000		08/25/36	420,586
RFMSI Trust Series 2007-S9, Class 1A1
1,269,985	6.000		10/25/37	577,744
Verus Securitization Trust Series 2021-7, Class A1
4,386,789	2.829	(e)(f)	10/25/66	3,985,348
Verus Securitization Trust Series 2025-1, Class A1A
2,785,238	5.620	(e)(f)	01/25/70	2,795,689

				23,482,201

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(d) – 3.6%
Angel Oak Mortgage Trust Series 2021-4, Class A1
$2,524,230	1.035	%(e)	01/20/65	$ 2,148,733
Angel Oak Mortgage Trust Series 2021-3, Class A1
322,864	1.068	(e)	05/25/66	280,149
Angel Oak Mortgage Trust Series 2021-6, Class A1
274,919	1.458	(e)	09/25/66	231,516
Angel Oak Mortgage Trust Series 2020-4, Class A3
254,257	2.805	(e)	06/25/65	249,797
Angel Oak Mortgage Trust Series 2020-2, Class M1
1,054,000	4.500	(e)	01/26/65	1,002,700
Angel Oak Mortgage Trust Series 2019-6, Class B1
2,380,000	3.941	(e)	11/25/59	2,310,932
Banc of America Funding Trust Series 2007-2, Class 2A1
3,816	4.930		03/25/37	3,754
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1 mo. USD Term SOFR + 0.614%)
1,481,726	4.263		08/25/37	943,690
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1 mo. USD Term SOFR + 0.614%)
199,497	4.263		07/25/35	129,497
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1 mo. USD Term SOFR + 0.914%)
211,855	4.563		12/25/35	181,018
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A2 (1 mo. USD Term SOFR + 0.514%)
218,791	4.163		08/25/37	136,485
CSMC Trust Series 2022-NQM1, Class A1
1,593,892	3.265	(e)	11/25/66	1,447,580
CSMC Trust Series 2021-NQM6, Class A3
1,879,824	1.585	(e)	07/25/66	1,623,461
CSMC Trust Series 2020-AFC1, Class M1
700,000	2.841	(e)	02/25/50	597,255
CSMC Trust Series 2021-NQM7, Class A1
3,566,421	1.756	(e)	10/25/66	3,130,034
Ellington Financial Mortgage Trust Series 2022-1, Class A1
2,737,144	2.206	(e)	01/25/67	2,421,655
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA6, Class B2 (1 mo. USD Term SOFR + 5.650%)
600,000	9.278	(e)	12/25/50	687,999
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
936,250	4.728	(e)	05/25/45	939,188
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA2, Class M2 (1 mo. USD Term SOFR + 2.164%)
264,466	5.792	(e)	04/25/49	267,585
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
275,997	6.628	(e)	04/25/42	279,294
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
2,185,000	7.178	(e)	10/25/43	2,275,650
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,350,000	5.428	(e)	01/25/44	1,359,394

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(d) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 (1 mo. USD Term SOFR + 1.150%)
$380,515	4.778	%(e)	03/25/44	$ 380,514
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
3,085,473	5.278	(e)	05/25/44	3,093,658
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
900,000	5.578	(e)	03/25/44	907,113
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
2,275,000	6.428	(e)	03/25/44	2,342,372
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
1,481,072	5.228	(e)	09/25/44	1,483,498
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1B1 (1 mo. USD Term SOFR + 2.050%)
1,400,000	5.678	(e)	09/25/44	1,403,622
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
2,172,000	5.328	(e)	01/25/45	2,172,707
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01, Class 2M2 (1 mo. USD Term SOFR + 1.350%)
2,550,000	4.978	(e)	01/25/46	2,545,563
GCAT Trust Series 2020-NQM2, Class M1
1,625,000	3.589	(e)	04/25/65	1,498,671
GCAT Trust Series 2021-NQM5, Class A2
3,474,815	1.417	(e)	07/25/66	2,910,422
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
2,527,737	2.511	(a)	05/20/53	157,231
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,074,064	2.520	(e)	05/25/52	887,030
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
363,615	3.508	(e)	07/25/52	327,618
JP Morgan Mortgage Trust Series 2023-2, Class A3A
1,157,533	5.000	(e)	07/25/53	1,133,116
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,079,668	5.990	(e)	07/25/64	1,083,065
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,729,617	3.000	(e)	05/25/54	1,559,931
JP Morgan Mortgage Trust Series 2024-VIS1, Class A2
1,211,246	6.192	(e)	07/25/64	1,214,942
JP Morgan Mortgage Trust Series 2023-DSC2, Class A1
523,043	5.250	(e)	11/25/63	522,553
JP Morgan Mortgage Trust Series 2024-1, Class A4
276,872	6.000	(e)	06/25/54	276,990
MFA Trust Series 2020-NQM3, Class B1
800,000	3.661	(e)	01/26/65	733,179

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(d) – (continued)
Mill City Mortgage Loan Trust Series 2017-2, Class A3
$183,985	3.250	%(e)	07/25/59	$ 180,372
OBX Trust Series 2022-NQM1, Class A2
500,000	3.001	(e)	11/25/61	394,829
OBX Trust Series 2022-J2, Class A1
856,008	3.500	(e)	08/25/52	767,665
OBX Trust Series 2022-NQM1, Class A1
1,227,280	2.305	(e)	11/25/61	1,099,983
PRKCM Trust Series 2021-AFC2, Class A1
1,612,085	2.071	(e)	11/25/56	1,426,903
RALI Trust Series 2006-QO7, Class 3A2 (1 mo. USD Term SOFR + 0.524%)
50,553	4.173		09/25/46	50,074
Residential Mortgage Loan Trust Series 2020-2, Class A3
131,311	2.911	(e)	05/25/60	128,857
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
1,875,000	3.000	(e)	04/25/60	1,839,276
Towd Point Mortgage Trust Series 2020-1, Class A2A
550,000	3.100	(e)	01/25/60	502,432
Verus Securitization Trust Series 2021-6, Class A1
240,720	1.630	(e)	10/25/66	203,979
Verus Securitization Trust Series 2021-4, Class A1
3,903,689	0.938	(e)	07/25/66	3,316,957
Verus Securitization Trust Series 2021-8, Class A1
605,061	2.824	(e)	11/25/66	546,376
Verus Securitization Trust Series 2021-7, Class A2
1,988,192	2.137	(e)	10/25/66	1,743,339
Verus Securitization Trust Series 2022-1, Class A3
896,748	3.288	(e)	01/25/67	829,646
Visio Trust Series 2020-1, Class M1
500,000	4.450	(e)	08/25/55	484,605

				62,796,454

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 118,421,556

Commercial Mortgage-Backed Securities – 13.6%
Regular Floater(b)(e) – 0.9%
BX Commercial Mortgage Trust Series 2026-LP3, Class C (1 mo. USD Term SOFR + 1.750%)
$2,476,527	5.375%		04/15/43	$ 2,482,705
HLTN Commercial Mortgage Trust Series 2026-DPLO, Class B (1 mo. USD Term SOFR + 2.000%)
5,000,000	5.625		04/15/41	5,016,358
JW Commercial Mortgage Trust Series 2026-MRCO, Class D (1 mo. USD Term SOFR + 2.450%)
2,750,000	6.075		06/15/39	2,762,658
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
4,425,000	5.758		11/15/29	4,453,664
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
1,250,000	6.556		11/15/29	1,270,550

				15,985,935

Sequential Fixed Rate – 2.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
2,300,000	3.901	(e)	08/10/35	2,223,597

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Bank Series 2021-BN38, Class A5
$1,050,000	2.521	%(d)	12/15/64	$ 925,000
Bank Series 2023-BNK45, Class A5
725,000	5.203	(d)	02/15/56	731,943
Bank Series 2019-BN18, Class A4
1,500,000	3.584	(d)	05/15/62	1,435,056
Bank Series 2025-BNK51, Class A5
1,500,000	5.290	(d)	12/25/67	1,521,853
Bank5 Series 2024-5YR11, Class AS
675,000	6.139	(d)	11/15/57	691,263
Bank5 Series 2025-5YR19, Class AS
5,000,000	5.611	(d)	12/15/58	5,063,991
BBCMS Mortgage Trust Series 2023-C20, Class A3
1,600,000	5.991	(d)	07/15/56	1,618,514
BBCMS Mortgage Trust Series 2019-C3, Class C
865,000	4.178	(d)	05/15/52	791,086
BBCMS Mortgage Trust Series 2024-5C27, Class A3
1,375,000	6.014	(d)	07/15/57	1,414,669
Benchmark Mortgage Trust Series 2022-B33, Class A5
1,125,000	3.458	(b)(d)	03/15/55	1,039,494
Benchmark Mortgage Trust Series 2020-B21, Class A5
1,000,000	1.978	(d)	12/17/53	884,613
Benchmark Mortgage Trust Series 2021-B24, Class A5
1,325,000	2.584	(d)	03/15/54	1,187,823
Benchmark Mortgage Trust Series 2020-B22, Class A5
1,050,000	1.973	(d)	01/15/54	926,056
BMO Mortgage Trust Series 2024-5C3, Class D
1,350,000	4.000	(d)(e)	02/15/57	1,194,354
BWAY Mortgage Trust Series 2013-1515, Class A2
1,398,932	3.454	(d)(e)	03/10/33	1,347,827
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(d)(e)	09/15/50	747,154
COMM Mortgage Trust Series 2024-277P, Class A
2,500,000	6.338	(e)	08/10/44	2,583,816
DOLP Trust Series 2021-NYC, Class A
800,000	2.956	(e)	05/10/41	712,571
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
1,400,000	3.598	(d)(e)	06/05/39	1,308,325
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
1,900,000	6.234	(e)	06/05/42	1,950,225
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
1,251,578	6.890	(d)	12/15/56	1,287,673
ROCK Trust Series 2024-CNTR, Class A
3,900,000	5.388	(e)	11/13/41	3,938,764
ROCK Trust Series 2024-CNTR, Class D
2,350,000	7.109	(e)	11/13/41	2,428,976
SLG Office Trust Series 2021-OVA, Class A
3,000,000	2.585	(e)	07/15/41	2,670,600

				40,625,243

Sequential Floating Rate – 10.4%
ALA Trust Series 2025-OANA, Class A (1 mo. USD Term SOFR + 1.743%)
3,450,000	5.369	(b)(e)	06/15/40	3,462,802
Bank Series 2021-BN37, Class A5
600,000	2.618	(b)(d)	11/15/64	532,478

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Bank Series 2021-BN31, Class AS
$2,950,000	2.211	%(b)(d)	02/15/54	$ 2,543,304
Bank Series 2021-BN33, Class AS
1,470,000	2.792	(d)	05/15/64	1,297,409
Bank Series 2025-BNK51, Class B
3,050,000	5.895	(b)(d)	12/25/67	3,083,306
Bank5 Series 2024-5YR8, Class C
300,000	7.001	(b)(d)	08/15/57	307,047
Bank5 Series 2024-5YR9, Class AS
1,150,000	6.182	(b)(d)	08/15/57	1,177,915
Bank5 Series 2024-5YR10, Class AS
500,000	5.637	(d)	10/15/57	504,368
Bank5 Series 2025-5YR17, Class C
3,052,000	5.894	(b)(d)	11/15/58	3,036,251
Bank5 Series 2025-5YR16, Class AS
3,050,000	5.751	(b)(d)	08/15/63	3,095,926
Bank5 Series 2026-5YR21, Class C
1,250,000	6.365	(b)(d)	04/15/59	1,254,751
Bank5 Series 2026-5YR22, Class A3
3,850,000	5.713	(b)(d)	06/15/59	3,970,851
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
2,600,000	4.545	(b)(e)	03/15/37	2,471,130
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
500,000	4.794	(b)(e)	03/15/37	464,835
BBCMS Mortgage Trust Series 2025-5C36, Class AS
2,550,000	5.835	(b)(d)	08/15/58	2,601,367
Benchmark Mortgage Trust Series 2022-B32, Class A5
1,800,000	3.002	(b)	01/15/55	1,602,549
BFLD Commercial Mortgage Trust Series 2025-5MW, Class A
3,500,000	4.830	(b)(e)	10/10/42	3,458,498
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
1,950,000	5.633	(b)(e)	10/10/42	1,941,274
BFLD Commercial Mortgage Trust Series 2025-660F, Class B (1 mo. USD Term SOFR + 1.800%)
4,000,000	5.425	(b)(e)	11/15/42	4,014,855
BFLD Commercial Mortgage Trust Series 2025-660F, Class D (1 mo. USD Term SOFR + 2.750%)
5,000,000	6.375	(b)(e)	11/15/42	5,016,943
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
2,250,000	5.525	(b)(e)	06/15/42	2,250,875
BMO Mortgage Trust Series 2022-C2, Class A5
1,361,000	4.970	(b)	07/15/54	1,358,769
BPR Trust Series 2024-PMDW, Class A
850,000	5.358	(b)(e)	11/05/41	855,321
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
2,400,000	5.548	(b)(e)	06/15/44	2,430,760
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
953,976	5.317	(b)(e)	08/15/41	957,488
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
1,000,000	5.591	(b)(e)	11/13/46	995,143
BX Commercial Mortgage Trust Series 2025-BCAT, Class C (1 mo. USD Term SOFR + 1.900%)
560,000	5.525	(b)(e)	08/15/42	561,072

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BX Commercial Mortgage Trust Series 2026-CSMO, Class A (1 mo. USD Term SOFR + 1.400%)
$7,425,000	5.025	%(b)(e)	02/15/43	$ 7,439,541
BX Commercial Mortgage Trust Series 2026-VLT10, Class A
2,600,000	5.358	(b)(e)	07/13/58	2,527,956
BX Commercial Mortgage Trust Series 2024-VLT5, Class B
2,700,000	5.995	(b)(e)	11/13/46	2,705,243
BX Commercial Mortgage Trust Series 2026-VLT10, Class C
4,200,000	6.397	(b)(e)	07/13/58	4,081,703
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,425,000	5.267	(b)(e)	02/15/41	1,425,662
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
1,888,899	5.466	(b)(e)	04/15/41	1,892,434
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
1,625,888	6.165	(b)(e)	04/15/41	1,631,974
BX Trust Series 2025-TAIL, Class A (1 mo. USD Term SOFR + 1.400%)
2,450,000	5.025	(b)(e)	06/15/35	2,450,882
BX Trust Series 2025-DELC, Class A (1 mo. USD Term SOFR + 1.550%)
1,750,000	5.175	(b)(e)	12/15/42	1,752,826
BX Trust Series 2025-ARIA, Class A
3,700,000	5.199	(b)(e)	12/13/42	3,701,979
CSAIL Commercial Mortgage Trust Series 2018-CX12, Class AS
1,750,000	4.463	(b)(d)	08/15/51	1,717,903
CSTL Commercial Mortgage Trust Series 2024-GATE, Class A
1,675,000	4.923	(b)(e)	11/10/41	1,663,621
DBC Mortgage Trust Series 2025-DBC, Class B (1 mo. USD Term SOFR + 1.600%)
1,950,000	5.226	(b)(d)(e)	11/15/42	1,951,129
Durst Commercial Mortgage Trust Series 2025-151, Class A
2,800,000	5.317	(b)(e)	08/10/42	2,811,126
Durst Commercial Mortgage Trust Series 2025-151, Class B
5,850,000	5.768	(b)(e)	08/10/42	5,896,004
Durst Commercial Mortgage Trust Series 2025-151, Class C
1,250,000	6.019	(b)(e)	08/10/42	1,265,028
HLTN Commercial Mortgage Trust Series 2026-DPLO, Class A (1 mo. USD Term SOFR + 1.700%)
4,500,000	5.325	(b)(e)	04/15/41	4,511,419
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
1,070,000	6.151	(b)(e)	01/13/40	1,091,515
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
900,000	6.551	(b)(e)	01/13/40	919,463
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
4,225,000	5.649	(b)(e)	01/13/40	4,295,026
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class A
2,900,000	5.468	(b)(e)	07/13/42	2,912,435
IRV Trust Series 2025-200P, Class A
3,100,000	5.471	(b)(d)(e)	03/14/47	3,120,716
IRV Trust Series 2025-200P, Class D
950,000	6.371	(b)(d)(e)	03/14/47	960,958
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
1,150,612	4.982	(b)(e)	04/15/37	1,134,487

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
$1,450,000	5.990	%(b)(e)	10/05/39	$ 1,458,921
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class C
1,150,000	5.990	(b)(e)	10/05/39	1,147,064
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
1,950,000	5.515	(b)(e)	08/15/41	1,951,493
KRE Commercial Mortgage Trust Series 2025-AIP4, Class B (1 mo. USD Term SOFR + 1.600%)
4,204,688	5.225	(b)(e)	03/15/42	4,196,573
LBTY Commercial Mortgage Trust Series 2026-225L, Class D
4,100,000	5.899	(b)(e)	02/10/43	4,035,746
LEX Mortgage Trust Series 2024-BBG, Class A
1,350,000	5.036	(b)(d)(e)	10/13/33	1,344,411
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
3,700,000	6.571	(b)(e)	10/15/42	3,726,933
Manhattan West Mortgage Trust Series 2026-2MW, Class A
4,400,000	5.499	(b)(e)	06/10/48	4,431,921
Manhattan West Mortgage Trust Series 2026-2MW, Class B
1,800,000	5.718	(b)(e)	06/10/48	1,809,439
Morgan Stanley Capital I Trust Series 2022-L8, Class A5
550,000	3.917	(b)(d)	04/15/55	513,172
NY Commercial Mortgage Trust Series 2025-299P, Class B
1,050,000	6.125	(b)(e)	02/10/47	1,075,565
NYC Commercial Mortgage Trust Series 2025-300P, Class D
1,300,000	6.161	(b)(e)	07/13/42	1,288,545
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
1,550,000	5.368	(b)(e)	10/15/40	1,556,113
NYC Commercial Mortgage Trust Series 2025-11X, Class C (1 mo. USD Term SOFR + 2.442%)
2,900,000	6.067	(b)(e)	10/15/40	2,909,964
NYC Commercial Mortgage Trust Series 2025-11X, Class B (1 mo. USD Term SOFR + 2.093%)
2,300,000	5.718	(b)(e)	10/15/40	2,306,823
NYC Commercial Mortgage Trust Series 2026-9W57, Class A
8,600,000	5.053	(b)(d)(e)	06/06/40	8,560,415
NYC Commercial Mortgage Trust Series 2026-9W57, Class B
2,900,000	5.353	(b)(d)(e)	06/06/40	2,885,799
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
1,557,449	4.691	(b)(e)	01/15/36	1,510,147
PENN Commercial Mortgage Trust Series 2025-P11, Class A
2,500,000	5.522	(b)(e)	08/10/42	2,523,260
PENN Commercial Mortgage Trust Series 2025-P11, Class B
1,000,000	6.125	(b)(e)	08/10/42	1,020,192
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D (1 mo. USD Term SOFR + 3.091%)
800,000	6.716	(b)(e)	04/15/42	764,081
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
2,750,000	5.201	(b)(e)	10/13/39	2,718,649
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
1,350,000	6.057	(b)(e)	10/13/39	1,329,051
WB Commercial Mortgage Trust Series 2024-HQ, Class B
2,425,000	6.634	(b)(e)	03/15/40	2,427,394

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
$1,750,000	5.484	%(b)(e)	07/15/35	$ 1,751,172
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,100,000	5.935	(b)(e)	07/15/35	1,100,348
Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class B
1,600,000	5.136	(b)(e)	03/10/41	1,578,687
WHARF Commercial Mortgage Trust Series 2025-DC, Class A
1,650,000	5.528	(b)(e)	07/15/40	1,667,110

				182,697,305

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 239,308,483

Federal Agencies – 38.5%
Federal Home Loan Mortgage Corp. – 0.0%
$2,274	5.000%		01/01/33	$ 2,286
180	5.000		03/01/33	181
2,700	5.000		04/01/33	2,719
312	5.000		05/01/33	314
744	5.000		06/01/33	749
6,394	5.000		07/01/33	6,440
9,842	5.000		08/01/33	9,910
1,042	5.000		09/01/33	1,048
2,484	5.000		10/01/33	2,501
4,559	5.000		11/01/33	4,592
1,930	5.000		12/01/33	1,944
1,891	5.000		01/01/34	1,905
6,246	5.000		02/01/34	6,290
3,799	5.000		03/01/34	3,829
4,596	5.000		04/01/34	4,629
6,385	5.000		05/01/34	6,432
113,132	5.000		06/01/34	113,943
2,439	5.000		11/01/34	2,459
25,340	5.000		04/01/35	25,519
7	5.000		11/01/35	7

				197,697

Government National Mortgage Association – 14.9%
6,039,417	4.500		12/20/48	5,907,165
2,225,940	5.000		12/20/48	2,238,621
3,478,797	4.500		01/20/49	3,402,618
1,417,730	2.500		10/20/51	1,216,405
1,768,444	2.500		11/20/51	1,516,763
2,415,572	2.500		12/20/51	2,072,231
3,000,000	2.500		TBA-30yr(g)	2,560,766
8,000,000	2.000		TBA-30yr(g)	6,553,152
10,000,000	4.000		TBA-30yr(g)	9,284,765
15,000,000	4.500		TBA-30yr(g)	14,401,047
8,000,000	5.000		TBA-30yr(g)	7,886,223
202,000,000	6.000		TBA-30yr(g)	205,746,957

				262,786,713

Uniform Mortgage-Backed Security – 23.6%
10,370	4.500		08/01/37	10,290
2,291	4.500		04/01/39	2,270
3,561	4.000		08/01/39	3,441
1,649	4.000		09/01/39	1,594
11,481	4.500		10/01/39	11,381

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$1,596	4.500%	05/01/41	$ 1,577
6,685	4.500	06/01/41	6,618
7,618	4.500	08/01/41	7,524
1,973	4.500	10/01/41	1,953
544	4.500	11/01/42	537
8,822	4.500	12/01/43	8,708
338,086	4.500	11/01/48	327,938
61,805	4.500	01/01/49	59,971
291,723	4.500	06/01/49	282,799
310,381	4.500	08/01/49	301,166
93,870	4.500	01/01/50	91,495
1,936,788	2.500	02/01/51	1,649,707
19,617,062	2.500	03/01/52	16,508,339
4,731,667	6.000	01/01/53	4,881,168
1,459,810	5.500	04/01/53	1,483,752
2,034,212	6.000	04/01/53	2,109,826
1,720,537	6.000	12/01/54	1,769,563
3,000,000	2.000	TBA-30yr(g)	2,394,141
19,000,000	2.500	TBA-30yr(g)	15,871,680
21,000,000	4.500	TBA-30yr(g)	20,126,366
213,000,000	5.500	TBA-30yr(g)	213,707,224
40,000,000	6.000	TBA-30yr(g)	40,862,500
89,000,000	6.500	TBA-30yr(g)	92,052,424

			414,535,952

TOTAL FEDERAL AGENCIES			$ 677,520,362

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,035,304,727)			$1,035,250,401

Corporate Obligations – 26.9%
Advertising(d)(e) – 0.1%
Neptune Bidco U.S., Inc.
$2,285,000	9.500%	02/15/33	$ 2,311,186

Aerospace & Defense(d) – 0.3%
Boeing Co.
3,900,000	5.150	05/01/30	3,947,268
TransDigm, Inc. (e)
795,000	6.750	08/15/28	802,966

			4,750,234

Airlines(d) – 0.6%
Allegiant Travel Co. (e)
3,185,000	7.125	07/01/31	3,223,252
American Airlines, Inc. (e)
915,000	7.250	02/15/28	926,346
Avianca Midco 2 PLC (e)
760,000	9.500	01/28/31	747,365
Azul Secured Finance LLP (e)
2,400,000	9.875	02/15/31	2,310,432
Latam Airlines Group SA
2,230,000	7.625	01/07/31	2,315,208

			9,522,603

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Apparel(d) – 0.2%
Beach Acquisition Bidco LLC
EUR	469,000	5.250	%(e)	07/15/32	$ 546,136
	1,469,000	5.250		07/15/32	1,710,605
Champ Acquisition Corp.(e)
	$1,360,000	8.375		12/01/31	1,427,864

					3,684,605

Automotive(d)(e) – 0.2%
IHO Verwaltungs GmbH(h)
	575,000	7.375		05/15/33	597,908
Qnity Electronics, Inc.
	895,000	5.750		08/15/32	900,370
	440,000	6.250		08/15/33	447,757
ZF North America Capital, Inc.
	885,000	6.875		04/14/28	903,435

					2,849,470

Banks(b)(d) – 4.0%
Banco Mercantil del Norte SA
(5 yr. CMT + 4.072%)
	1,040,000	8.375		05/20/31	1,063,088
(5 yr. CMT + 4.643%)
	1,190,000	5.875	(e)	01/24/27	1,182,682
Banco Santander SA (5 yr. CMT + 2.837%)
	2,000,000	7.250		12/03/35	2,042,040
Bank of America Corp.
(5 yr. CMT + 2.351%)
	4,770,000	6.250		07/26/30	4,825,141
(5 yr. CMT + 2.760%)
	2,565,000	4.375		01/27/27	2,552,175
Bank of New York Mellon Corp. (5 yr. CMT + 2.297%)
	4,715,000	6.300		03/20/30	4,839,665
Barclays PLC
(5 yr. CMT + 5.431%)
	415,000	8.000		03/15/29	435,231
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.686%)
	435,000	7.625		03/15/35	453,905
Citigroup, Inc.
(10 yr. CMT + 2.757%)
	4,655,000	7.000		08/15/34	4,854,048
(5 yr. CMT + 3.001%)
	1,430,000	6.625		02/15/31	1,454,467
(5 yr. CMT + 3.209%)
	2,365,000	7.375		05/15/28	2,438,835
(Secured Overnight Financing Rate + 1.887%)
	3,160,000	4.658		05/24/28	3,162,433
Citizens Financial Group, Inc. (5 yr. CMT + 3.215%)
	4,870,000	4.000		10/06/26	4,834,108
Huntington Bancshares, Inc. (5 yr. CMT + 2.653%)
	4,835,000	6.250		10/15/30	4,880,256
JPMorgan Chase & Co. (5 yr. CMT + 2.080%)
	4,800,000	6.100		07/01/31	4,832,112
M&T Bank Corp. (5 yr. CMT + 2.679%)
	4,865,000	3.500		09/01/26	4,829,534
PNC Financial Services Group, Inc. (5 yr. CMT + 2.595%)
	4,870,000	3.400		09/15/26	4,843,556

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks(b)(d) – (continued)
Societe Generale SA (5 yr. USD Swap + 3.929%)
$224,000	6.750%		04/06/28	$ 225,709
State Street Corp. (5 yr. CMT + 2.628%)
4,695,000	6.700		09/15/29	4,859,325
Turkiye Garanti Bankasi AS (5 yr. CMT + 4.090%)
2,260,000	8.375		02/28/34	2,309,110
U.S. Bancorp (5 yr. CMT + 2.541%)
4,890,000	3.700		01/15/27	4,841,002
Wells Fargo & Co. , Class A (5 yr. CMT + 2.340%)
4,800,000	6.125		06/15/31	4,859,328

				70,617,750

Biotechnology(d)(e) – 0.2%
Genmab AS/Genmab Finance LLC
1,515,000	6.250		12/15/32	1,543,361
1,470,000	7.250		12/15/33	1,534,739

				3,078,100

Building Materials(d) – 0.2%
Builders FirstSource, Inc.(e)
1,595,000	6.750		05/15/35	1,625,831
Cemex SAB de CV
1,500,000	5.750		06/05/36	1,494,750
Standard Building Solutions, Inc.(e)
610,000	6.500		08/15/32	614,069

				3,734,650

Chemicals(d) – 0.7%
Cerdia Finanz GmbH(e)
2,399,000	9.375		10/03/31	2,155,645
Chemours Co.(e)
342,000	5.750		11/15/28	341,764
415,000	8.000		01/15/33	420,158
Methanex U.S. Operations, Inc.(e)
630,000	6.250		03/15/32	637,913
OCP SA
640,000	6.750	(e)	05/02/34	673,183
1,200,000	7.500		05/02/54	1,300,740
Solstice Advanced Materials, Inc.(e)
2,715,000	5.625		09/30/33	2,697,515
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC(e)
4,680,000	6.125		07/15/33	4,686,178

				12,913,096

Commercial Services – 0.9%
ADT Security Corp.(d)(e)
1,525,000	4.125		08/01/29	1,461,316
Allied Universal Holdco LLC/Allied Universal Finance Corp. (d)(e)
1,390,000	6.000		06/01/29	1,383,189
Belron U.K. Finance PLC(d)(e)
1,070,000	5.750		10/15/29	1,074,965
CompoSecure Holdings LLC(d)(e)
4,960,000	5.625		02/01/33	4,840,960
DP World Crescent Ltd.(e)
1,530,000	5.500		05/08/35	1,532,294
EquipmentShare.com, Inc.(d)(e)
875,000	9.000		05/15/28	893,576

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Mavis Tire Express Services Topco Corp.(d)(e)
$3,840,000	6.500%	05/15/29	$ 3,825,715
TriNet Group, Inc.(d)(e)
525,000	3.500	03/01/29	493,684
United Rentals North America, Inc.(d)
424,000	3.875	02/15/31	400,723

			15,906,422

Computers(d)(e) – 0.2%
Ahead DB Holdings LLC
1,954,000	6.625	05/01/28	1,954,000
CACI International, Inc.
765,000	6.375	06/15/33	775,894
Seagate Data Storage Technology Pte. Ltd.
430,000	8.250	12/15/29	449,715
Virtusa Corp.
1,260,000	7.125	12/15/28	995,904

			4,175,513

Cosmetics & Personal Care(d)(e) – 0.1%
Opal Bidco SAS
2,209,000	6.500	03/31/32	2,253,025

Diversified Financial Services – 3.1%
Ally Financial, Inc.(b)(d) (5 yr. CMT + 3.148%)
4,815,000	7.100	08/15/31	4,868,543
Burford Capital Global Finance LLC(d)(e)
915,000	8.500	01/15/34	800,689
Capital One Financial Corp.(b)(d) (5 yr. CMT + 3.157%)
4,850,000	3.950	09/01/26	4,832,249
Charles Schwab Corp.(b)(d) (5 yr. CMT + 2.250%)
4,830,000	6.100	06/01/31	4,829,469
Compute Financing LLC(i)
18,125,000	0.000	06/15/34	18,071,286
Focus Financial Partners LLC(d)(e)
1,100,000	6.750	09/15/31	1,110,626
Freedom Mortgage Holdings LLC(d)(e)
1,395,000	9.250	02/01/29	1,449,865
goeasy Ltd.(d)(e)
1,660,000	6.875	05/15/30	1,477,533
260,000	7.375	10/01/30	233,925
1,829,000	6.875	02/15/31	1,608,313
Jane Street Group/JSG Finance, Inc.(d)(e)
905,000	6.125	11/01/32	904,421
Midcap Financial Issuer Trust(d)(e)
1,176,000	6.500	05/01/28	1,174,330
Navient Corp.(d)
615,000	5.500	03/15/29	590,209
860,000	9.375	07/25/30	873,596
OneMain Finance Corp.(d)
645,000	3.875	09/15/28	624,779
1,055,000	4.000	09/15/30	975,200
PennyMac Financial Services, Inc.(d)(e)
2,605,000	6.875	05/15/32	2,549,618
SLM Corp.(b)(d) (Secured Overnight Financing Rate + 2.710%)
1,795,000	6.495	05/15/32	1,795,323

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Synchrony Financial(b)(d) (5 yr. CMT + 3.078%)
$5,150,000	7.250%	08/15/31	$ 5,106,328

			53,876,302

Electrical(d)(e) – 0.5%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
960,000	6.375	02/15/32	962,246
Constellation Energy Generation LLC
733,000	4.625	02/01/29	728,866
NRG Energy, Inc.
1,275,000	5.875	05/15/34	1,267,873
1,830,000	6.125	05/15/36	1,831,921
Talen Energy Supply LLC
2,660,000	6.250	02/01/34	2,643,455
Vistra Operations Co. LLC
1,015,000	4.375	05/01/29	997,461

			8,431,822

Electronics(d)(e) – 0.1%
Sensata Technologies, Inc.
1,059,000	4.375	02/15/30	1,030,132
TTM Technologies, Inc.
1,040,000	4.000	03/01/29	1,003,038

			2,033,170

Energy-Alternate Sources(d)(e) – 0.0%
Greenko Power II Ltd.
143,500	4.300	12/13/28	137,233

Engineering & Construction(d) – 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc.(e)
2,282,000	7.500	02/01/32	2,367,712
Dycom Industries, Inc.(e)
505,000	4.500	04/15/29	494,259
Global Infrastructure Solutions, Inc.(e)
1,875,000	5.625	06/01/29	1,874,212
Kingston Airport Revenue Finance Ltd.
1,538,409	6.750	12/15/36	1,546,886
Mexico City Airport Trust
1,726,000	5.500	07/31/47	1,478,060

			7,761,129

Entertainment(d)(e) – 0.2%
Cinemark USA, Inc.
510,000	7.000	08/01/32	526,274
Light & Wonder International, Inc.
2,710,000	6.250	10/01/33	2,692,548

			3,218,822

Environmental(d)(e) – 0.3%
Madison IAQ LLC
2,640,000	5.875	06/30/29	2,639,578
Waste Pro USA, Inc.
2,015,000	7.000	02/01/33	2,062,272

			4,701,850

Food & Drug Retailing(d) – 0.4%
Grupo Nutresa SA
2,100,000	9.000	05/12/35	2,315,250

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(d) – (continued)
Lamb Weston Holdings, Inc.(e)
	$1,540,000	4.125%		01/31/30	$ 1,474,750
Post Holdings, Inc.(e)
	1,335,000	6.375		03/01/33	1,325,148
U.S. Foods, Inc.(e)
	1,210,000	6.875		09/15/28	1,236,499
United Natural Foods, Inc.(e)
	816,000	6.750		10/15/28	815,445

					7,167,092

Healthcare Providers & Services(d) – 0.6%
Charles River Laboratories International, Inc.(e)
	1,035,000	3.750		03/15/29	993,352
Encompass Health Corp.
	691,000	4.500		02/01/28	686,315
Global Medical Response, Inc.(e)
	3,667,000	7.375		10/01/32	3,799,599
LifePoint Health, Inc.(e)
	1,485,000	5.375		01/15/29	1,425,496
	2,600,000	7.000		05/01/34	2,490,800
Prime Healthcare Services, Inc.(e)
	790,000	9.375		09/01/29	824,886
Tenet Healthcare Corp.
	414,000	6.125		10/01/28	415,465

					10,635,913

Home Builders(d)(e) – 0.2%
Installed Building Products, Inc.
	2,324,000	5.625		02/01/34	2,289,210
K Hovnanian Enterprises, Inc.
	1,330,000	8.375		10/01/33	1,367,120

					3,656,330

Home Furnishings(d)(e) – 0.1%
Whirlpool Corp.
	965,000	7.500		07/01/31	977,169

Housewares(d) – 0.0%
Newell Brands, Inc.
	235,000	6.375		05/15/30	238,154
	370,000	6.625		05/15/32	374,680

					612,834

Insurance(d) – 1.2%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(e)
	1,590,000	7.875		11/01/29	1,610,543
Ardonagh Finco Ltd.
EUR	905,000	6.875		02/15/31	1,038,737
	$565,000	7.750	(e)	02/15/31	571,452
Ardonagh Group Finance Ltd.(e)
	1,753,000	8.875		02/15/32	1,703,197
Corebridge Financial, Inc.(b) (5 yr. CMT + 3.181%)
	4,710,000	6.875		12/01/30	4,886,578
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(e)
	5,395,000	8.125		02/15/32	4,856,795

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(d) – (continued)
HUB International Ltd.(e)
$585,000	7.375%	01/31/32	$ 595,729
MetLife, Inc.(b) (5 yr. CMT + 1.817%)
4,895,000	5.850	03/15/56	4,828,134
Nassau Cos., of New York(e)
1,330,000	7.875	07/15/30	1,271,188

			21,362,353

Internet(d)(e) – 0.6%
Angi Group LLC
1,021,000	3.875	08/15/28	863,868
Arches Buyer, Inc.
482,000	6.125	12/01/28	474,500
Gen Digital, Inc.
933,000	6.750	09/30/27	936,284
780,000	6.250	04/01/33	768,682
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
520,000	3.500	03/01/29	489,440
Match Group Holdings II LLC
984,000	4.625	06/01/28	969,958
Snap, Inc.
2,295,000	6.875	03/01/33	2,235,766
1,610,000	6.875	03/15/34	1,558,818
Wayfair LLC
1,355,000	7.125	05/31/34	1,393,401

			9,690,717

Iron/Steel(d)(e) – 0.2%
Mineral Resources Ltd.
790,000	6.000	05/01/32	782,392
3,335,000	6.250	05/01/34	3,287,777

			4,070,169

Leisure Time(d)(e) – 0.4%
Acushnet Co.
1,775,000	5.625	12/01/33	1,768,592
Royal Caribbean Cruises Ltd.
895,000	5.625	09/30/31	903,869
Viking Cruises Ltd.
2,680,000	5.875	10/15/33	2,681,528
VOC Escrow Ltd.
1,700,000	5.000	02/15/28	1,696,498

			7,050,487

Lodging(d) – 0.5%
Genting New York LLC/GENNY Capital, Inc.(e)
2,190,000	7.250	10/01/29	2,253,729
Hilton Domestic Operating Co., Inc.
1,174,000	4.875	01/15/30	1,170,983
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(e)
1,263,000	5.000	06/01/29	1,232,524
Las Vegas Sands Corp.
1,370,000	5.625	06/15/28	1,386,421
510,000	6.000	06/14/30	523,925
MGM Resorts International
1,005,000	4.750	10/15/28	998,045

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Lodging(d) – (continued)
Travel & Leisure Co. (e)
$525,000	4.500%	12/01/29	$ 508,021

			8,073,648

Machinery - Construction & Mining(d)(e) – 0.0%
Terex Corp.
520,000	6.250	10/15/32	526,599

Media(d) – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. (e)
1,176,000	5.125	05/01/27	1,174,154
610,000	6.375	09/01/29	609,506
Directv Financing LLC (e)
1,504,000	8.875	02/01/30	1,529,779
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (e)
32,000	5.875	08/15/27	31,966
1,950,000	9.250	06/01/32	1,980,635
iHeartCommunications, Inc. (e)
177,332	10.875	05/01/30	153,392
McGraw-Hill Education, Inc. (e)
1,345,000	8.000	08/01/29	1,347,703
Nexstar Media, Inc. (e)
3,900,000	6.500	09/15/33	3,901,404
Paramount Global
1,159,000	5.850	09/01/43	868,879
Sinclair Television Group, Inc. (e)
1,145,000	8.125	02/15/33	1,179,888
Sirius XM Radio LLC (e)
1,525,000	4.000	07/15/28	1,484,923
Space Exploration Technologies Corp. (e)
3,375,000	5.875	07/15/36	3,330,315

			17,592,544

Metal Fabricate & Hardware(d)(e) – 0.0%
Advanced Drainage Systems, Inc.
570,000	5.375	03/01/34	558,150

Miscellaneous Manufacturing(d)(e) – 0.0%
Axon Enterprise, Inc.
255,000	6.125	03/15/30	260,136
260,000	6.250	03/15/33	266,614

			526,750

Oil Field Services – 2.0%
Aethon United BR LP/Aethon United Finance Corp. (d)(e)
478,000	7.500	10/01/29	497,388
Archrock Partners LP/Archrock Partners Finance Corp. (d)(e)
620,000	6.625	09/01/32	631,458
Archrock Services LP/Archrock Partners Finance Corp. (d)(e)
3,240,000	6.000	02/01/34	3,218,713
Caturus Energy LLC (d)(e)
980,000	7.125	05/15/31	969,504
Chord Energy Corp. (d)(e)
2,000,000	6.750	03/15/33	2,033,260
DNO ASA (d)
2,270,000	8.500	03/27/30	2,350,290
Ecopetrol SA (d)
15,000	7.750	02/01/32	15,703

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Kodiak Gas Services LLC (d)(e)
	$1,380,000	5.875%		04/01/31	$ 1,382,884
Kraken Oil & Gas Partners LLC (d)(e)
	1,275,000	7.125		05/15/31	1,247,128
Matador Resources Co. (d)(e)
	696,000	6.250		04/15/33	693,272
	5,830,000	6.000		04/15/34	5,681,685
Murphy Oil Corp. (d)
	712,000	6.000		10/01/32	708,896
Nabors Industries, Inc. (d)(e)
	660,000	9.125		01/31/30	689,944
Noble Finance II LLC (d)(e)
	629,000	8.000		04/15/30	651,644
	2,160,000	6.250		06/15/34	2,116,714
Northern Oil & Gas, Inc. (d)(e)
	2,115,000	7.875		10/15/33	2,101,020
Petroleos Mexicanos
	110,000	6.500		01/23/29	112,281
	1,050,000	8.750	(d)	06/02/29	1,122,240
	1,060,000	6.840	(d)	01/23/30	1,088,620
	320,000	5.950	(d)	01/28/31	316,512
	60,000	6.700	(d)	02/16/32	60,451
SM Energy Co. (d)(e)
	330,000	6.750		08/01/29	335,933
	530,000	7.000		08/01/32	534,791
Sunoco LP/Sunoco Finance Corp. (d)
	895,000	7.000	(e)	09/15/28	913,911
	495,000	4.500		05/15/29	483,867
Tidewater, Inc. (d)(e)
	2,540,000	9.125		07/15/30	2,718,867
Transocean International Ltd. (d)(e)
	295,000	8.250		05/15/29	304,626
	300,000	8.500		05/15/31	311,343
USA Compression Partners LP/USA Compression Finance Corp. (d)(e)
	880,000	7.125		03/15/29	901,560
Weatherford International Ltd. (d)(e)
	1,340,000	6.750		10/15/33	1,367,215

					35,561,720

Packaging(d) – 0.1%
ARD Finance SA (h) (PIK 5.750%, Cash 5.000%)
EUR	249,939	5.000		06/30/27	2,067
Crown Americas LLC
	$2,058,000	5.250		04/01/30	2,063,701

					2,065,768

Pharmaceuticals(d)(e) – 0.3%
Amneal Pharmaceuticals LLC
	2,600,000	6.875		08/01/32	2,699,710
Jazz Securities DAC
	990,000	4.375		01/15/29	969,458
Organon & Co./Organon Foreign Debt Co-Issuer BV
	985,000	4.125		04/30/28	972,569

					4,641,737

Pipelines – 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (d)(e)
	480,000	5.375		06/15/29	478,714

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Buckeye Partners LP(d)(e)
$1,070,000	6.875%		07/01/29	$ 1,093,401
CQP Holdco LP/BIP-V Chinook Holdco LLC(d)(e)
6,281,000	5.500		06/15/31	6,160,091
Delek Logistics Partners LP/Delek Logistics Finance Corp.(d)(e)
2,253,000	8.625		03/15/29	2,342,421
Esentia Energy Development SAB de CV(d)(e)
2,740,000	6.125		07/30/33	2,735,342
680,000	6.500		07/30/38	668,865
Excelerate Energy LP(d)(e)
1,275,000	8.000		05/15/30	1,344,997
Galaxy Pipeline Assets Bidco Ltd.
240,000	2.625	(e)	03/31/36	209,657
1,663,864	2.940		09/30/40	1,382,471
Genesis Energy LP/Genesis Energy Finance Corp.(d)
910,000	7.875		05/15/32	939,821
2,970,000	6.750		03/15/34	2,947,458
Prairie Acquiror LP(d)(e)
535,000	9.000		08/01/29	555,961
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d)(e)
710,000	7.375		02/15/29	728,233
TransMontaigne Partners LLC(d)(e)
3,756,000	8.500		06/15/30	3,826,275
Venture Global Calcasieu Pass LLC(d)(e)
1,610,000	6.000		05/01/36	1,627,050
Venture Global LNG, Inc.(d)(e)
1,310,000	9.500		02/01/29	1,411,721
2,800,000	6.375		12/15/34	2,751,420
1,540,000	6.625		06/15/36	1,517,932
Venture Global Plaquemines LNG LLC(d)(e)
1,280,000	6.750		01/15/36	1,356,787

				34,078,617

Real Estate(d)(e) – 0.2%
Kennedy-Wilson, Inc.
825,000	7.000		06/01/31	844,280
2,271,000	7.250		06/01/33	2,317,102

				3,161,382

Real Estate Investment Trust(d) – 0.9%
Blackstone Mortgage Trust, Inc.(e)
8,145,000	6.250		06/01/31	7,866,604
Iron Mountain, Inc.(e)
1,460,000	7.000		02/15/29	1,488,032
4,690,000	6.250		01/15/35	4,707,634
MPT Operating Partnership LP/MPT Finance Corp.
903,000	4.625		08/01/29	725,561
RHP Hotel Properties LP/RHP Finance Corp.(e)
875,000	5.750		03/15/34	865,664

				15,653,495

Retailing(d)(e) – 1.0%
Academy Ltd.
2,005,000	5.875		05/15/31	2,004,499
Asbury Automotive Group, Inc.
130,000	4.625		11/15/29	126,333
Cougar JV Subsidiary LLC
1,114,000	8.000		05/15/32	1,168,252

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(d)(e) – (continued)
FirstCash, Inc.
$2,165,000	6.875%	03/01/32	$ 2,224,234
1,460,000	6.125	05/01/34	1,452,087
LCM Investments Holdings II LLC
1,273,000	4.875	05/01/29	1,240,742
Lithia Motors, Inc.
520,000	3.875	06/01/29	498,186
Michaels Cos., Inc.
3,395,000	8.500	03/15/33	3,360,846
2,014,000	11.000	03/15/34	1,971,605
QXO Building Products, Inc.
2,595,000	6.500	07/15/31	2,644,357
Sonic Automotive, Inc.
1,411,000	4.625	11/15/29	1,378,858

			18,069,999

Semiconductors(d)(e) – 0.0%
Entegris, Inc.
470,000	5.950	06/15/30	474,427

Software(d) – 0.8%
Fair Isaac Corp.(e)
1,632,000	6.000	05/15/33	1,606,965
2,175,000	6.250	09/15/34	2,141,723
OAK-Eagle Acquireco, Inc.(e)
465,000	7.250	07/01/33	486,850
Oracle Corp.
3,685,000	5.350	05/04/33	3,578,909
4,000,000	5.700	02/04/36	3,878,440
1,560,000	6.700	02/04/56	1,468,490
Twilio, Inc.
525,000	3.625	03/15/29	506,210

			13,667,587

Sovereign(d)(e) – 0.2%
Eagle Funding Luxco SARL
3,300,000	5.500	08/17/30	3,304,996

Telecommunication Services(d) – 1.7%
APLD ComputeCo LLC(e)
1,840,000	9.250	12/15/30	1,985,158
Black Pearl Compute LLC(e)
3,575,000	6.125	02/15/31	3,627,910
Core Scientific Finance I LLC(e)
3,120,000	7.750	05/15/31	3,163,243
Digicel International Finance Ltd./Difl U.S. LLC
1,510,000	8.625	08/01/32	1,556,244
ELK Grove Village Property LLC(e)
4,353,000	7.500	06/15/31	4,380,032
Level 3 Financing, Inc.(e)
2,665,000	7.000	03/31/34	2,747,562
299,000	7.500	02/15/37	307,055
Meridian Arc Holdco LLC(e)
4,380,000	6.250	04/30/31	4,387,928
PR RNO Property Owner 1 LLC(e)
4,340,000	6.500	05/01/31	4,334,141

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services(d) – (continued)
SV RNO Property Owner 1 LLC(e)
$3,305,000	5.875%	03/01/31	$ 3,258,333

			29,747,606

Transportation(d)(e) – 0.2%
Beacon Mobility Corp.
2,610,000	7.250	08/01/30	2,708,710
Rand Parent LLC
725,000	8.500	02/15/30	750,498

			3,459,208

Trucking & Leasing(d)(e) – 0.1%
FTAI Aviation Investors LLC
1,060,000	5.500	05/01/28	1,058,304

TOTAL CORPORATE OBLIGATIONS (Cost $474,980,892)			$ 473,402,583

Asset-Backed Securities – 21.1%
Automotive(d) – 0.4%
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
$77,570	4.670%	08/15/28	$ 77,587
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
1,859,187	4.780	07/16/29	1,862,296
GM Financial Revolving Receivables Trust Series 2024-1, Class A(e)
1,550,000	4.980	12/11/36	1,568,502
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
877,215	4.740	01/16/29	878,254
Tesla Auto Lease Trust Series 2024-A, Class A3(e)
36,043	5.300	06/21/27	36,065
Toyota Auto Receivables Owner Trust Series 2023-B, Class A3
718,136	4.710	02/15/28	719,207
Westlake Automobile Receivables Trust Series 2025-2A, Class A2A(e)
1,134,428	4.660	09/15/28	1,135,696

			6,277,607

Collateralized Loan Obligations – 20.1%
1988 CLO 5 Ltd. Series 2024-5A, Class D1(b)(d)(e) (3 mo. USD Term SOFR + 3.300%)
1,900,000	6.973	07/15/37	1,900,198
1988 CLO 6 Ltd. Series 2025-6A, Class E(b)(d)(e) (3 mo. USD Term SOFR + 4.900%)
2,100,000	8.573	04/15/38	2,035,784
AGL CLO 42 Ltd. Series 2025-42A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.300%)
6,175,000	4.964	07/22/38	6,182,324
Aligned Data Centers Issuer LLC Series 2026-1A, Class A2I(d)(e)
2,800,000	5.909	06/15/56	2,806,234
AMMC CLO 32 Ltd. Series 2025-32A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.360%)
4,825,000	5.040	10/17/38	4,838,655
ARES LI CLO Ltd. Series 2019-51A, Class A1R2(b)(d)(e) (3 mo. USD Term SOFR + 1.360%)
2,590,000	5.033	10/15/37	2,595,569
ARES Loan Funding VI Ltd. Series 2024-ALF6AR, Class A1R(b) (-1X 3 mo. USD Term SOFR + 1.250%)
4,320,000	0.000	07/15/39	4,320,000

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
ARES XLI CLO Ltd. Series 2016-41A, Class A1R3(b)(d)(e) (3 mo. USD Term SOFR + 1.260%)
	$8,900,000	4.875%	04/15/39	$ 8,905,972
Arini European CLO VII DAC Series 7A, Class B(b)(d)(e) (3 mo. EUR EURIBOR + 1.800%)
EUR	2,100,000	3.895	01/15/39	2,404,655
Arini European CLO VII DAC Series 7A, Class D(b)(d)(e) (3 mo. EUR EURIBOR + 2.850%)
	2,300,000	4.945	01/15/39	2,631,488
Arini European CLO X DAC Series 10A, Class C(b)(d)(e) (-1X 3 mo. EUR EURIBOR + 2.200%)
	7,119,000	0.000	07/15/40	8,171,073
Arini European CLO X DAC Series 10A, Class D(b)(d)(e) (-1X 3 mo. EUR EURIBOR + 3.100%)
	2,000,000	0.000	07/15/40	2,290,937
Bain Capital Credit CLO Ltd. Series 2025-5A, Class E(b)(d)(e) (3 mo. USD Term SOFR + 5.000%)
	$1,600,000	8.625	01/19/39	1,569,701
Bain Capital Credit CLO Ltd. Series 2023-1A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.400%)
	5,875,000	5.080	07/16/38	5,887,020
Bain Capital Credit CLO Ltd. Series 2026-2A, Class D1(b)(d)(e) (3 mo. USD Term SOFR + 3.250%)
	5,000,000	6.910	04/26/39	5,058,495
Bain Capital Credit CLO Ltd. Series 2026-3A, Class C(b)(d)(e) (3 mo. USD Term SOFR + 1.650%)
	5,770,000	5.395	07/24/39	5,769,804
BBAM U.S. CLO V Ltd. Series 2025-5A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.360%)
	6,025,000	5.027	07/25/38	6,028,663
BBAM U.S. CLO V Ltd. Series 2025-5A, Class B(b)(d)(e) (3 mo. USD Term SOFR + 1.800%)
	4,150,000	5.467	07/25/38	4,164,164
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A, Class AR(b)(d)(e) (3 mo. USD Term SOFR + 1.350%)
	4,000,000	5.025	10/20/37	4,006,856
Birch Grove CLO 7 Ltd. Series 2023-7A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.260%)
	8,250,000	4.935	10/20/38	8,252,269
Birch Grove CLO 8 Ltd. Series 2024-8A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.290%)
	7,600,000	4.965	04/20/39	7,604,294
BlackRock European CLO XII DAC Series 12A, Class BR(b)(d)(e) (3 mo. EUR EURIBOR + 2.000%)
EUR	1,500,000	4.165	01/25/38	1,721,259
BlueMountain CLO XXVI Ltd. Series 2019-26AR, Class CR2(b)(d)(e) (3 mo. USD Term SOFR + 1.850%)
	$2,890,000	5.488	10/20/34	2,889,991
Bridgepoint CLO 2 DAC Series 2X, Class D(b)(d) (3 mo. EUR EURIBOR + 3.000%)
EUR	800,000	5.204	04/15/35	917,757
Captree Park CLO Ltd. Series 2024-1A, Class E(b)(d)(e) (3 mo. USD Term SOFR + 6.000%)
	$625,000	9.675	07/20/37	595,859
Carlyle U.S. CLO Ltd. Series 2024-6A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.340%)
	4,175,000	5.007	10/25/37	4,184,765

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
CBAM Ltd. Series 2018-5A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.340%)
	$9,225,000	5.020%	10/17/38	$ 9,281,725
CBAMR Ltd. Series 2021-14A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.280%)
	5,230,000	4.955	10/20/38	5,232,134
CBAMR Ltd. Series 2019-9A, Class DR(b)(d)(e) (3 mo. USD Term SOFR + 4.150%)
	2,425,000	7.823	07/15/37	2,428,625
Cedar Funding IV CLO Ltd. Series 2014-4A, Class AR3(b)(d)(e) (3 mo. USD Term SOFR + 1.340%)
	5,200,000	5.006	01/23/38	5,210,400
CIFC Funding Ltd. Series 2020-4A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.300%)
	4,250,000	4.973	01/15/40	4,257,909
CIFC Funding Ltd. Series 2020-1A, Class A1R2(b)(d)(e) (3 mo. USD Term SOFR + 1.250%)
	5,570,000	4.888	07/15/39	5,576,717
CIFC Funding Ltd. Series 2022-1AR, Class A1R(b)(d)(e) (-1X 3 mo. USD Term SOFR + 1.220%)
	5,950,000	0.000	07/17/39	5,949,970
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b)(d)(e) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,600,000	3.845	05/26/38	1,828,407
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b)(d)(e) (3 mo. EUR EURIBOR + 1.700%)
	1,800,000	3.938	04/20/38	2,049,792
Diameter Capital CLO 7 Ltd. Series 2024-7AR, Class A1R(b) (-1X 3 mo. USD Term SOFR + 1.230%)
	$4,800,000	0.000	07/20/39	4,800,000
Dryden 108 CLO Ltd. Series 2022-108A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.360%)
	9,394,000	5.035	07/18/37	9,394,000
Elmwood CLO 21 Ltd. Series 2022-8A, Class D1R2(b)(d)(e) (3 mo. USD Term SOFR + 2.600%)
	3,600,000	6.273	10/15/38	3,610,577
Elmwood CLO 27 Ltd. Series 2024-3A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.240%)
	8,700,000	4.886	04/18/39	8,711,310
Elmwood CLO 35 Ltd. Series 2024-11A, Class A(b)(d)(e) (3 mo. USD Term SOFR + 1.340%)
	6,650,000	5.015	10/18/37	6,657,069
Elmwood CLO X Ltd. Series 2021-3A, Class AR2(b)(d)(e) (3 mo. USD Term SOFR + 1.300%)
	6,625,000	4.975	07/20/38	6,642,821
GoldenTree Loan Management U.S. CLO 30 Ltd. Series 2026-30A, Class E(b)(d)(e) (3 mo. USD Term SOFR + 4.950%)
	3,340,000	8.728	07/20/39	3,340,000
GoldenTree Loan Management U.S. CLO Ltd. Series 2026-29A, Class D(b)(d)(e) (3 mo. USD Term SOFR + 2.950%)
	6,400,000	6.589	04/20/39	6,399,200
Halsey Point CLO I Ltd. Series 2019-1A, Class AR(b)(d)(e) (3 mo. USD Term SOFR + 1.450%)
	5,000,000	5.125	10/20/37	5,007,920
HalseyPoint CLO II Ltd. Series 2020-2A, Class D1R(b)(d)(e) (3 mo. USD Term SOFR + 3.600%)
	1,425,000	7.275	07/20/37	1,411,311

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Harvest CLO XXXVII DAC Series 37A, Class B(b)(d)(e) (3 mo. EUR EURIBOR + 1.850%)
EUR	1,900,000	3.956%	01/15/39	$ 2,176,274
Henley CLO XVII DAC Series 17A, Class C(b)(d)(e) (3 mo. EUR EURIBOR + 2.200%)
	9,500,000	4.493	07/25/39	10,910,167
Henley CLO XVII DAC Series 17A, Class D(b)(d)(e) (3 mo. EUR EURIBOR + 3.050%)
	2,200,000	5.343	07/25/39	2,517,465
Kennedy Lewis CLO 15 Ltd. Series 2024-15A, Class A(b)(d)(e) (3 mo. USD Term SOFR + 1.570%)
	$2,000,000	5.245	07/20/37	2,002,710
KKR CLO 32 Ltd. Series 32AR, Class CR2(b)(d)(e) (3 mo. USD Term SOFR + 1.850%)
	4,000,000	5.488	07/15/39	4,000,000
KKR CLO 50 Ltd. Series 2024-50A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.270%)
	3,000,000	4.923	04/20/39	3,002,244
KKR CLO 56 Ltd. Series 2024-56A, Class B(b)(d)(e) (3 mo. USD Term SOFR + 1.750%)
	4,725,000	5.423	10/15/37	4,737,436
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b)(d)(e) (3 mo. USD Term SOFR + 1.530%)
	1,500,000	5.203	04/15/37	1,501,331
Man GLG U.S. CLO Ltd. Series 2021-1A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.562%)
	6,700,000	5.235	07/15/34	6,700,067
North Westerly VII ESG CLO DAC Series VII-X, Class D(b)(d) (3 mo. EUR EURIBOR + 2.950%)
EUR	1,200,000	5.233	05/15/34	1,335,218
OCP CLO Ltd. Series 2017-14A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.370%)
	$5,450,000	5.045	07/20/37	5,454,038
OCP Euro DAC Series 2025-12A, Class B1(b)(d)(e) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,000,000	3.938	01/20/38	2,275,997
Octagon 67 Ltd. Series 2023-1A, Class AR(b)(d)(e) (3 mo. USD Term SOFR + 1.450%)
	$4,000,000	5.117	07/25/38	4,012,312
OHA Credit Funding 2 Ltd. Series 2019-2A, Class B1R2(b)(d)(e) (3 mo. USD Term SOFR + 1.550%)
	1,250,000	5.222	01/21/38	1,250,824
Palmer Square CLO Ltd. Series 2024-3A, Class A(b)(d)(e) (3 mo. USD Term SOFR + 1.350%)
	7,500,000	5.025	07/20/37	7,512,262
Park Blue CLO Ltd. Series 2022-1A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.420%)
	1,200,000	5.095	10/20/37	1,202,035
Park Blue CLO Ltd. Series 2023-4A, Class D1R(b)(d)(e) (3 mo. USD Term SOFR + 2.750%)
	3,000,000	6.417	01/25/39	2,977,500
Penta CLO DAC Series 2021-2A, Class BR(b)(d)(e) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,350,000	3.854	04/15/38	1,536,389
Pikes Peak CLO 19 Series 2025-19A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.340%)
	$11,600,000	5.015	07/20/38	11,626,297

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Post CLO Ltd. Series 2024-1A, Class CR(b)(d)(e) (3 mo. USD Term SOFR + 1.850%)
	$5,300,000	5.455%	03/30/39	$ 5,321,518
Providus CLO XIII DAC Series 13A, Class B(b)(d)(e) (3 mo. EUR EURIBOR + 1.800%)
EUR	7,900,000	4.032	11/19/39	9,045,143
Rad CLO 31 Ltd. Series 2025-31A, Class C1A(b)(d)(e) (3 mo. USD Term SOFR + 2.400%)
	$3,000,000	6.077	04/17/39	2,993,493
Regatta 30 Funding Ltd. Series 2024-4A, Class A1(b)(d)(e) (3 mo. USD Term SOFR + 1.320%)
	10,500,000	4.987	01/25/38	10,523,625
Regatta XXVIII Funding Ltd. Series 2024-2AR, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.230%)
	6,575,000	4.975	07/25/39	6,579,432
RRE 2 Loan Management DAC Series 2A, Class A2RR(b)(d)(e) (3 mo. EUR EURIBOR + 1.750%)
EUR	5,300,000	3.954	01/15/41	6,074,383
RRE 5 Loan Management DAC Series 5X, Class A2R(b)(d) (3 mo. EUR EURIBOR + 1.750%)
	2,200,000	3.954	01/15/37	2,514,057
Sixth Street CLO XVI Ltd. Series 2020-16A, Class A1R2(b)(d)(e) (3 mo. USD Term SOFR + 1.170%)
	$3,125,000	4.842	01/21/39	3,118,750
Stellar Jay Ireland DAC Series 2021-1, Class A(e)
	191,010	3.967	10/15/41	190,250
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(d)(e)
	148,381	5.750	12/20/50	144,733
Symphony CLO 36 Ltd. Series 2025-52A, Class D1R(b)(d)(e) (3 mo. USD Term SOFR + 2.500%)
	3,625,000	6.165	01/20/36	3,613,349
Trimaran CAVU Ltd. Series 2021-2A, Class D1R(b)(d)(e) (3 mo. USD Term SOFR + 2.500%)
	5,275,000	6.167	10/25/34	5,182,603
Trimaran CAVU Ltd. Series 2026-1A, Class D1(b)(d)(e) (3 mo. USD Term SOFR + 2.900%)
	4,000,000	6.640	07/22/39	3,999,624
Trinitas CLO XXIII Ltd. Series 2023-23A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.310%)
	2,000,000	4.985	10/20/38	2,002,194
Vibrant CLO XVI Ltd. Series 2023-16A, Class A1A2(b)(d)(e) (3 mo. USD Term SOFR + 1.250%)
	3,700,000	4.923	07/15/36	3,701,251
Voya CLO Ltd. Series 2024-1A, Class D(b)(d)(e) (3 mo. USD Term SOFR + 3.650%)
	1,375,000	7.323	04/15/37	1,375,000
Wind River CLO Ltd. Series 2021-3A, Class A1R(b)(d)(e) (3 mo. USD Term SOFR + 1.240%)
	3,500,000	4.915	04/20/38	3,500,634
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(b)(d)(e) (3 mo. USD Term SOFR + 1.490%)
	2,000,000	5.160	07/28/37	2,001,840

				354,136,118

Credit Card(d) – 0.6%
American Express Credit Account Master Trust Series 2025-3, Class A
	2,950,000	4.510	04/15/32	2,956,263

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Credit Card(d) – (continued)
Barclays Dryrock Issuance Trust Series 2025-1, Class A
	$2,625,000	3.970%	07/15/31	$ 2,601,376
Capital One Multi-Asset Execution Trust Series 2025-A3, Class A
	2,125,000	4.650	10/15/37	2,080,606
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
	2,175,000	4.490	06/21/32	2,176,438

				9,814,683

Home Equity(b)(d) – 0.0%
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(e) (1 mo. USD Term SOFR + 1.600%)
	228,707	5.209	05/20/54	229,175
JP Morgan Mortgage Trust Series 2023-HE1, Class A1(e) (1 mo. USD Term SOFR + 1.750%)
	406,099	5.362	11/25/53	406,258
Lehman XS Trust Series 2007-3, Class 1BA2 (6 mo. USD Term SOFR + 0.928%)
	42,846	4.645	03/25/37	47,938
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1 mo. USD Term SOFR + 0.454%)
	628,452	4.103	11/25/36	92,621

				775,992

TOTAL ASSET-BACKED SECURITIES (Cost $371,547,038)				$ 371,004,400

Sovereign Debt Obligations – 5.1%
Euro – 0.4%
Brazil Government International Bonds
EUR	1,490,000	4.000%	04/23/30	$ 1,704,602
Indonesia Government International Bonds(d)
	1,480,000	4.100	03/04/34	1,665,682
Ivory Coast Government International Bonds
	530,000	4.875	01/30/32	598,468
Morocco Government International Bonds(e)
	1,320,000	4.750	05/26/34	1,535,712
	670,000	5.125	05/26/38	780,378
Romania Government International Bonds(e)
	1,250,000	3.624	05/26/30	1,401,913

				7,686,755

United States Dollar – 4.7%
Angola Government International Bonds(e)
	$1,490,000	9.244	01/15/31	1,545,503
Argentina Republic Government International Bonds(d)(f)
	3,100,000	4.125	07/09/35	2,483,100
Benin Government International Bonds
	2,240,000	7.960	02/13/38	2,376,248
Colombia Government International Bonds(d)
	1,070,000	5.375	01/21/29	1,067,967
	2,660,000	7.375	04/25/30	2,804,305
Congolese International Bonds
	980,000	9.500	02/17/35	958,254
	1,530,000	9.500	05/26/36	1,477,980
Costa Rica Government International Bonds
	4,110,000	5.625	04/30/43	3,959,122

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Dominican Republic International Bonds(d)(e)
$1,260,000	5.750%		03/17/34	$ 1,242,360
1,250,000	6.150		05/17/38	1,240,357
Ecuador Government International Bonds
1,810,000	8.750	(e)	01/29/34	1,829,729
1,340,000	8.750		01/29/34	1,354,606
920,000	9.250	(e)	01/29/39	942,540
Egypt Government International Bonds
2,070,000	9.450		02/04/33	2,295,371
1,070,000	7.625	(e)	05/20/34	1,079,876
Egyptian Financial Co. for Sovereign Taskeek(e)
420,000	7.950		10/07/32	441,269
El Salvador Government International Bonds(d)
2,040,000	9.500		07/15/52	2,298,182
Ghana Government International Bonds(f)
2,570,000	5.000		07/03/35	2,384,266
Guatemala Government Bonds(d)
3,150,000	7.050		10/04/32	3,397,275
1,160,000	6.250	(e)	08/15/36	1,210,680
Hungary Government International Bonds
3,440,000	6.750		09/25/52	3,756,308
Ivory Coast Government International Bonds
1,190,000	7.625		01/30/33	1,271,932
1,896,000	6.125		06/15/33	1,880,832
560,000	8.075	(e)	04/01/36	614,846
2,590,000	6.750	(e)	02/25/41	2,510,668
Mexico Government International Bonds(d)
4,290,000	6.250		08/27/37	4,286,139
Mongolia Government International Bonds
2,510,000	4.450		07/07/31	2,346,850
National Bank of Uzbekistan(d)
2,260,000	7.200		07/17/30	2,339,100
Nigeria Government International Bonds
910,000	7.143		02/23/30	924,788
1,260,000	7.875		02/16/32	1,311,307
Republic of South Africa Government International Bonds
1,090,000	6.125	(e)	12/11/37	1,070,516
2,360,000	7.950		11/19/54	2,542,900
1,900,000	7.250	(e)	12/11/55	1,894,300
Romania Government International Bonds
930,000	3.000		02/14/31	832,471
6,350,000	5.750	(e)	07/04/36	6,081,712
1,740,000	7.500		02/10/37	1,884,420
Serbia International Bonds(e)
2,610,000	5.500		05/06/36	2,559,836
Sri Lanka Government International Bonds(f)
2,590,000	3.350		03/15/33	2,479,925
Ukraine Government International Bonds(e)(f)
3,020,000	4.000		02/01/32	2,493,010
Venezuela Government International Bonds(j)
6,610,000	7.650		04/21/25	2,933,188

				82,404,038

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $89,406,370)				$ 90,090,793

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – 2.8%
Aerospace & Defense – 0.1%
Bleriot U.S. Bidco, Inc.
(3 mo. USD Term SOFR + 2.250%)
$686,035	5.982%	10/31/30	$ 685,390
Kaman Corp.
(3 mo. USD Term SOFR + 2.250%)
1,434,110	5.921	02/26/32	1,431,070

			2,116,460

Automotive – 0.0%
First Brands Group LLC
(1 mo. USD Term SOFR + 7.000%)
42,297	10.645	06/29/27	14

Building & Construction – 0.1%
KKR Apple Bidco LLC
(1 mo. USD Term SOFR + 2.500%)
1,433,175	6.144	09/23/31	1,433,806

Commercial Services – 0.3%
Anticimex International AB
(3 mo. USD Term SOFR + 2.900%)
2,544,130	6.410	11/17/31	2,546,395
Fleet Midco I Ltd.
(1 mo. USD Term SOFR + 2.750%)
3,451,980	6.394	02/21/31	3,451,979

			5,998,374

Consumer Cyclical Services – 0.1%
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
2,046,188	6.144	12/16/30	2,045,983

Consumer Cyclical Services – Rental Equipment – 0.2%
Hertz Corp.
(3 mo. USD Term SOFR + 3.500%)
4,666,981	7.425	06/30/28	3,288,122

Diversified Financial Services – 0.2%
GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
1,377,562	6.482	11/26/31	1,374,118
VFH Parent LLC
(1 mo. USD Term SOFR + 2.500%)
1,806,750	6.144	06/21/31	1,805,847

			3,179,965

Diversified Manufacturing – 0.1%
Chart Industries, Inc.
(3 mo. USD Term SOFR + 2.500%)
2,068,915	6.182	03/15/30	2,065,046

Electrical – 0.0%
Kohler Energy Co. LLC
(3 mo. USD Term SOFR + 3.000%)
482,078	6.732	05/01/31	482,382

Entertainment – 0.1%
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
1,477,575	8.114	12/02/31	1,479,422

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Healthcare – 0.2%
Athenahealth Group, Inc.
(1 mo. USD Term SOFR + 3.250%)
$1,694,714	6.894%	02/16/32	$ 1,675,225
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.750%)
929,712	7.423	05/19/31	914,604

			2,589,829

Insurance – 0.2%
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.500%)
2,237,669	6.144	06/13/31	2,156,106
Lockton, Inc.
(3 mo. USD Term SOFR + 2.000%)
890,000	5.657	05/09/33	886,662

			3,042,768

Internet – 0.1%
BEP Intermediate Holdco LLC
(1 mo. USD Term SOFR + 2.750%)
539,065	6.394	04/25/31	537,270
Plano HoldCo, Inc.
(3 mo. USD Term SOFR + 3.500%)
425,570	7.232	10/02/31	331,945

			869,215

Machinery – 0.1%
TK Elevator Midco GmbH
(6 mo. USD Term SOFR + 2.750%)
2,346,537	6.377	04/30/30	2,355,383

Media – Cable – 0.0%
iHeartCommunications, Inc.
(1 mo. USD Term SOFR + 5.775%)
599,307	9.533	05/01/29	570,768

Midstream – 0.1%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
498,750	5.863	12/17/32	498,571
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.250%)
1,965,200	6.894	08/01/29	1,969,621

			2,468,192

Pipelines – 0.2%
CQP Holdco LP
(3 mo. USD Term SOFR + 1.750%)
2,351,295	5.482	12/31/32	2,336,176
WhiteWater DBR HoldCo LLC
(3 mo. USD Term SOFR + 2.250%)
1,645,750	6.000	03/03/31	1,650,687

			3,986,863

Technology – 0.3%
Go Daddy Operating Co. LLC
(1 mo. USD Term SOFR + 1.750%)
4,153,861	5.394	11/09/29	4,058,904

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Technology – (continued)
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
$1,109,999	6.644%	03/01/29	$ 982,349

			5,041,253

Technology – Software – 0.2%
Camelot U.S. Acquisition LLC
(1 mo. USD Term SOFR + 2.750%)
1,831,968	6.394	01/31/31	1,682,352
Epicor Software Corp.
(1 mo. USD Term SOFR + 2.750%)
388,088	6.394	05/30/31	370,138
Travelport Finance (Luxembourg) SARL
(3 mo. USD Term SOFR + 7.000%)
12,736	10.953	09/29/28	9,418
UKG, Inc.
(3 mo. USD Term SOFR + 2.250%)
671,938	5.913	02/10/31	631,467

			2,693,375

Water Utilities – 0.2%
Deep Blue Operating I LLC
(3 mo. USD Term SOFR + 2.250%)
2,793,000	5.902	10/01/32	2,798,251

TOTAL BANK LOANS (Cost $50,063,462)			$ 48,505,471

Municipal Debt Obligations – 0.5%
California(d) – 0.1%
California Public Finance Authority RB (Taxable) Series 2026 B (Children’s Hospital Los Angeles Obligated Group)
$1,675,000	5.403%	11/15/36	$ 1,676,624

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
3,192,857	7.350	07/01/35	3,412,685
Illinois State GO Bonds Taxable-Pension Series 2003
3,412,810	5.100	06/01/33	3,447,757

			6,860,442

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,489,129)			$ 8,537,066

Shares	Description		Value

Common Stocks(j) – 0.0%
Containers & Packaging – 0.0%
11,517	Ardagh Holdings SA		$ 75,008

Media – 0.0%
121,215	iHeartMedia, Inc. Class A		520,013

TOTAL COMMON STOCKS (Cost $352,696)			$ 595,021

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Units	Expiration Date		Value

Rights(j) – 0.0%
Cineworld Group PLC
16,800	12/31/99		$ 408,710
(Cost $426,888)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 10.2%
U.S. Treasury Bonds
$82,210,000	4.375%	08/15/43	$ 77,315,936
4,550,000	4.750	02/15/45	4,451,891
U.S. Treasury Inflation-Indexed Bonds
41,850,294	1.500	02/15/53	31,811,127
U.S. Treasury Notes
8,970,000	4.125	11/30/29	8,955,984
56,500,000	4.125	03/31/32	56,138,047

TOTAL U.S. TREASURY OBLIGATIONS (Cost $181,153,478)			$ 178,672,985

Shares	Dividend Rate		Value

Investment Company(l) – 4.3%
Goldman Sachs Central Government Fund — Institutional Shares
76,302,390	3.703%		$ 76,302,390
(Cost $76,302,390)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 129.8% (Cost $2,288,027,070)			$2,282,769,820

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(e)(m) – 1.9%
Commercial Paper(e)(m) – 1.9%
Bayer Corp.
$8,500,000	0.000%	10/20/26	$ 8,386,977
Energy Transfer LP
3,856,000	0.000	07/01/26	3,855,585
Evergy Missouri West, Inc.
5,524,000	0.000	07/01/26	5,523,405
Oracle Corp.
7,795,000	0.000	10/02/26	7,704,874
RWE AG
8,864,000	0.000	04/20/27	8,546,736

TOTAL SHORT-TERM INVESTMENTS (Cost $34,024,382)			$ 34,017,577

TOTAL INVESTMENTS – 131.7% (Cost $2,322,051,452)			$2,316,787,397

LIABILITIES IN EXCESS OF OTHER ASSETS – (31.7)%			(557,484,190)

NET ASSETS – 100.0%			$1,759,303,207

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest Only Inverse Floaters.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(c)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2026.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $631,447,245 which represents approximately 35.8% of net assets as of June 30, 2026.

(h)	Pay-in-kind securities.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(j)	Security is currently in default and/or non-income producing.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	Represents an affiliated issuer.

(m)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/B1), due 02/26/32	$166,345	$165,992	$(922)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	3,802,213	NZD	4,627,955	07/17/26	$1,478
	AUD	39,564,478	USD	27,260,879	07/17/26	122,778
	AUD	6,360,539	USD	4,384,065	07/27/26	17,336
	CAD	33,907,986	EUR	20,908,986	07/10/26	18,509
	CAD	4,757,194	USD	3,351,000	07/10/26	4,769
	CAD	3,757,398	USD	2,656,000	09/16/26	2,506
	CAD	10,406,830	USD	7,354,671	09/17/26	8,907
	CHF	17,539,327	USD	21,856,518	09/16/26	37,227
	CNH	26,069,799	USD	3,856,890	09/16/26	3,179
	COP	16,547,696,000	USD	4,504,000	07/02/26	334,700
	COP	26,420,919,721	USD	7,316,443	07/09/26	396,283
	COP	32,783,651,470	USD	9,331,207	07/10/26	236,604
	COP	16,349,736,000	USD	4,524,000	07/14/26	243,026
	COP	10,516,222,735	USD	2,913,081	07/24/26	145,726
	COP	7,985,648,000	USD	2,312,000	08/03/26	5,737
	EUR	18,812,455	CAD	30,455,070	07/10/26	20,720
	EUR	24,744,402	SEK	272,884,179	07/10/26	126,124
	EUR	6,187,526	USD	7,060,425	07/09/26	12,059
	EUR	32,471,905	USD	36,967,386	07/10/26	150,382
	EUR	19,334,000	USD	22,046,270	07/13/26	56,838
	EUR	24,585,094	USD	27,938,500	07/31/26	188,909
	EUR	30,584,387	USD	34,896,786	08/13/26	113,549
	EUR	31,401,310	USD	35,863,083	09/16/26	132,581
	GBP	17,218,652	USD	22,711,136	07/10/26	128,329
	GBP	1,930,081	USD	2,548,000	09/16/26	12,148
	ILS	19,512,540	USD	6,515,401	07/10/26	43,318
	INR	57,147,641	USD	601,113	07/02/26	2,582
	INR	431,949,570	USD	4,533,000	07/03/26	29,916
	INR	1,050,398,010	USD	11,007,000	07/09/26	86,112
	INR	497,236,670	USD	5,189,961	07/10/26	60,864
	INR	807,190,511	USD	8,511,525	07/13/26	10,348
	INR	1,051,483,358	USD	11,086,287	07/22/26	6,626
	INR	1,089,379,125	USD	11,475,000	07/24/26	15,849
	INR	1,777,539,346	USD	18,521,063	09/16/26	144,464
	MXN	11,208,086	USD	637,383	07/10/26	2,999
	NZD	38,234,429	AUD	31,350,000	07/17/26	31,016
	NZD	10,354,233	USD	5,838,710	07/13/26	44,962
	NZD	47,447,024	USD	26,794,532	07/17/26	170,333
	NZD	22,108,359	USD	12,524,518	08/04/26	47,208
	NZD	12,112,228	USD	6,896,000	09/16/26	1,102
	SEK	223,769,370	EUR	20,149,696	07/10/26	57,874
	SEK	30,489,893	USD	3,151,471	09/16/26	6,623
	TRY	820,806,173	USD	16,197,900	09/16/26	355,409
	TWD	354,631,770	USD	11,110,714	07/02/26	21,250

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	TWD	355,555,667	USD	11,131,290	09/16/26	$558
	USD	12,286,817	AUD	17,117,327	07/01/26	435,833
	USD	8,151,700	AUD	11,533,532	07/14/26	168,537
	USD	4,504,780	AUD	6,490,100	07/17/26	12,804
	USD	91,075,866	AUD	130,895,384	07/27/26	498,148
	USD	12,471,865	AUD	17,705,657	08/04/26	221,420
	USD	92,650,316	AUD	130,186,226	09/16/26	2,640,961
	USD	18,496,277	AUD	26,193,781	09/17/26	386,488
	USD	24,711,723	CAD	34,538,834	07/02/26	356,498
	USD	26,213,509	CAD	37,111,749	07/10/26	34,530
	USD	2,102,029	CAD	2,882,950	08/20/26	64,619
	USD	74,326,507	CAD	103,908,723	09/16/26	807,035
	USD	73,876,046	CHF	57,796,356	09/16/26	1,730,824
	USD	10,255,945	CLP	9,364,395,802	09/16/26	88,361
	USD	221,414,698	CNH	1,490,788,928	09/16/26	678,496
	USD	1,310,416	CZK	27,549,846	08/10/26	13,012
	USD	33,815,303	CZK	709,541,091	09/16/26	389,286
	USD	7,310,672	EUR	6,254,853	07/03/26	163,015
	USD	44,275,022	EUR	38,350,875	07/09/26	439,096
	USD	56,232,815	EUR	48,627,652	07/10/26	647,843
	USD	54,569,852	EUR	46,816,963	07/13/26	1,047,539
	USD	29,762,565	EUR	25,704,124	07/14/26	375,675
	USD	54,555,038	EUR	47,555,225	07/23/26	164,701
	USD	53,254,103	EUR	46,224,557	07/28/26	374,006
	USD	63,827,143	EUR	54,904,076	08/19/26	961,807
	USD	267,665,297	EUR	229,615,722	09/16/26	4,454,291
	USD	15,189,207	EUR	13,189,135	09/17/26	69,718
	USD	34,523,012	GBP	25,733,398	07/10/26	389,268
	USD	20,983,418	GBP	15,656,779	07/15/26	215,745
	USD	3,214,131	GBP	2,380,133	07/20/26	57,054
	USD	57,812,038	GBP	43,134,993	09/16/26	595,803
	USD	2,279,172	GBP	1,717,237	09/17/26	1,348
	USD	75,246,220	HUF	23,266,808,431	09/16/26	734,485
	USD	4,747,873	ILS	14,087,247	07/01/26	13,890
	USD	4,499,054	ILS	13,354,822	07/10/26	10,119
	USD	6,911,521	ILS	20,279,681	09/16/26	83,341
	USD	4,553,656	INR	430,764,479	07/02/26	3,155
	USD	4,571,564	INR	431,941,498	07/03/26	8,733
	USD	11,482,000	INR	1,084,589,720	07/22/26	39,822
	USD	15,906,541	INR	1,514,779,899	09/16/26	189
	USD	72,693,633	JPY	11,420,306,219	07/01/26	2,450,420
	USD	2,131,803	JPY	341,301,623	07/06/26	31,731
	USD	47,884,308	JPY	7,727,030,489	07/09/26	327,088
	USD	60,845,722	JPY	9,838,034,708	07/10/26	290,816
	USD	610,678	JPY	97,061,236	08/04/26	12,032
	USD	24,155,340	JPY	3,778,656,592	08/05/26	847,775
	USD	65,581,894	JPY	10,444,867,214	09/16/26	939,940
	USD	12,147,702	JPY	1,939,789,929	09/17/26	141,590
	USD	8,408,504	KRW	12,757,501,985	07/01/26	172,241
	USD	8,330,258	KRW	12,725,279,359	07/02/26	112,903
	USD	5,160,796	KRW	7,966,748,482	07/06/26	11,514
	USD	30,107,394	KRW	44,894,881,045	07/07/26	1,083,033
	USD	689,485	KRW	1,044,129,125	07/08/26	14,453
	USD	58,361,878	KRW	88,782,682,732	09/16/26	902,169
	USD	641,441	MXN	11,214,367	07/10/26	700

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	4,511,000	MXN	78,767,270	07/17/26	$13,393
	USD	23,227,094	MXN	405,176,852	09/17/26	207,248
	USD	4,386,857	NOK	41,491,894	07/20/26	196,335
	USD	27,957,781	NOK	268,307,100	09/16/26	881,352
	USD	26,037,904	NZD	43,849,620	07/03/26	1,130,257
	USD	5,801,556	NZD	9,859,910	07/08/26	199,723
	USD	88,468,283	NZD	149,819,277	07/13/26	3,335,223
	USD	91,902,096	NZD	158,350,006	07/17/26	1,909,380
	USD	81,498,767	NZD	142,203,765	08/04/26	635,831
	USD	36,381,926	NZD	63,883,979	08/24/26	30,496
	USD	20,405,692	NZD	34,712,346	09/16/26	639,337
	USD	37,648,133	NZD	64,429,134	09/17/26	958,867
	USD	6,313,020	PLN	23,020,552	07/07/26	193,526
	USD	56,866,277	PLN	207,484,459	09/16/26	1,713,382
	USD	45,897,406	SEK	428,880,812	09/16/26	1,474,619
	USD	2,968,372	SEK	27,995,921	09/17/26	68,434
	USD	9,264,000	SGD	11,966,494	07/10/26	8,008
	USD	62,485,524	SGD	79,788,481	09/16/26	474,914
	USD	25,132,748	TWD	796,403,253	09/16/26	198,706
	USD	6,560,552	ZAR	107,131,014	09/16/26	61,380
	ZAR	25,759,431	USD	1,541,695	07/29/26	26,910
	ZAR	398,913,256	USD	24,103,132	09/16/26	97,200

TOTAL						$44,830,238

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	97,691,173	NZD	119,274,180	07/17/26	$(170,601)
	AUD	23,475,191	USD	16,773,024	07/01/26	(520,245)
	AUD	51,393,406	USD	35,969,371	07/10/26	(393,491)
	AUD	10,354,987	USD	7,399,881	07/14/26	(232,471)
	AUD	24,619,413	USD	17,116,475	07/17/26	(76,707)
	AUD	73,636,282	USD	52,345,978	07/27/26	(1,390,732)
	AUD	64,121,618	USD	44,986,879	08/04/26	(621,491)
	AUD	118,759,487	USD	83,272,848	09/16/26	(1,163,816)
	BRL	26,047,112	USD	4,960,958	09/16/26	(8,119)
	CAD	60,726,941	EUR	37,585,117	07/10/26	(125,186)
	CAD	12,115,196	EUR	7,590,000	08/05/26	(129,054)
	CAD	34,520,622	USD	24,850,120	07/02/26	(507,736)
	CAD	31,168,022	USD	21,996,836	07/10/26	(10,619)
	CAD	3,636,477	USD	2,651,445	08/20/26	(81,509)
	CAD	39,356,743	USD	28,156,426	09/16/26	(309,996)
	CHF	38,733,190	USD	48,920,380	09/16/26	(571,059)
	CLP	9,020,634,618	USD	10,088,277	09/16/26	(293,939)
	CNH	957,598,691	USD	142,160,947	09/16/26	(372,464)
	CNH	536,041,634	USD	79,726,823	09/17/26	(350,421)
	CZK	710,099,981	USD	34,092,103	09/16/26	(639,757)
	EUR	60,314,000	CAD	97,884,235	07/10/26	(105,143)
	EUR	10,093,272	SEK	111,891,477	07/10/26	(8,578)
	EUR	12,443,865	USD	14,447,328	07/03/26	(227,251)
	EUR	30,576,832	USD	35,530,279	07/09/26	(580,261)
	EUR	68,322,136	USD	78,901,639	07/10/26	(804,429)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	EUR	26,867,467	USD	31,711,671	07/13/26	$(996,117)
	EUR	15,250,193	USD	17,833,576	07/14/26	(398,407)
	EUR	27,887,234	USD	32,307,361	07/23/26	(411,895)
	EUR	24,754,868	USD	28,708,715	07/24/26	(394,579)
	EUR	44,034,956	USD	51,317,669	07/28/26	(942,439)
	EUR	14,741,138	USD	17,148,276	08/19/26	(269,626)
	EUR	27,441,447	USD	31,502,781	08/24/26	(75,596)
	EUR	193,067,559	USD	223,332,657	09/16/26	(2,017,210)
	EUR	3,293,249	USD	3,816,200	09/17/26	(40,954)
	GBP	23,066,053	USD	31,006,153	07/10/26	(410,478)
	GBP	11,917,247	USD	16,057,865	07/15/26	(250,432)
	GBP	15,867,550	USD	21,287,905	07/20/26	(240,723)
	GBP	22,648,370	USD	30,382,789	08/17/26	(341,490)
	GBP	8,255,213	USD	11,058,850	09/16/26	(108,757)
	GBP	10,611,127	USD	14,258,522	09/17/26	(183,421)
	HUF	30,610,988	USD	100,829	08/06/26	(2,679)
	HUF	34,765,870,241	USD	113,021,968	09/16/26	(1,684,595)
	ILS	10,291,202	USD	3,548,690	07/01/26	(90,359)
	ILS	11,119,728	USD	3,787,541	07/10/26	(49,885)
	ILS	18,445,111	USD	6,280,482	09/16/26	(70,004)
	INR	804,086,638	USD	8,505,958	07/02/26	(11,763)
	INR	58,294,228	USD	616,147	07/13/26	(709)
	INR	1,506,985,694	USD	15,906,541	07/17/26	(1,757)
	INR	1,084,109,820	USD	11,443,000	07/20/26	(4,037)
	INR	668,699,041	USD	7,041,843	09/16/26	(19,990)
	JPY	2,527,448,599	USD	15,885,912	07/01/26	(340,260)
	JPY	320,090,186	USD	2,009,985	07/06/26	(40,431)
	JPY	7,727,030,489	USD	47,841,449	07/09/26	(284,229)
	JPY	6,419,544,573	USD	39,678,180	07/10/26	(164,706)
	JPY	244,288,917	USD	1,528,047	07/24/26	(22,601)
	JPY	3,378,648,407	USD	21,213,005	08/05/26	(372,777)
	JPY	20,312,488,498	USD	127,821,727	09/16/26	(2,110,320)
	KRW	12,757,501,985	USD	8,379,166	07/01/26	(142,902)
	KRW	12,725,279,359	USD	8,327,310	07/02/26	(109,954)
	KRW	7,966,617,282	USD	5,196,987	07/06/26	(47,790)
	KRW	44,895,657,632	USD	29,405,426	07/07/26	(380,564)
	KRW	4,643,358,752	USD	3,008,496	07/08/26	(6,549)
	KRW	13,826,422,400	USD	9,136,000	07/20/26	(195,967)
	KRW	10,531,185,752	USD	6,864,956	07/31/26	(54,826)
	KRW	76,313,662,799	USD	49,920,719	09/16/26	(530,898)
	MXN	78,979,538	USD	4,578,494	07/17/26	(68,767)
	MXN	199,167,240	USD	11,486,000	09/15/26	(168,619)
	MXN	389,785,808	USD	22,230,494	09/17/26	(85,078)
	NOK	41,050,468	USD	4,392,701	07/20/26	(246,761)
	NOK	269,536,250	USD	28,478,901	09/16/26	(1,278,431)
	NZD	65,983,610	USD	38,896,130	07/03/26	(1,415,839)
	NZD	6,179,525	USD	3,616,247	07/08/26	(105,397)
	NZD	143,275,954	USD	84,946,073	07/13/26	(3,531,179)
	NZD	230,562,115	USD	133,608,091	07/17/26	(2,576,134)
	NZD	54,594,182	USD	32,432,621	08/04/26	(1,388,112)
	NZD	55,264,058	USD	31,456,302	08/06/26	(28,769)
	NZD	82,363,828	USD	47,746,311	08/24/26	(879,429)
	NZD	82,018,154	USD	48,204,792	09/16/26	(1,500,950)
	NZD	3,255,899	USD	1,891,905	12/29/26	(31,647)
	PLN	23,707,443	USD	6,501,389	07/07/26	(199,301)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	PLN	91,522,585	USD	24,663,130	09/16/26	$(334,871)
	PLN	24,774,151	USD	6,740,420	09/17/26	(155,028)
	SEK	558,504,188	USD	59,736,710	09/16/26	(1,887,741)
	SGD	11,974,656	USD	9,264,000	07/10/26	(1,695)
	SGD	408,076	USD	322,751	07/16/26	(6,963)
	SGD	80,150,766	USD	62,791,569	09/16/26	(499,396)
	TWD	354,464,800	USD	11,260,000	07/02/26	(133,277)
	TWD	1,259,673,104	USD	39,757,812	09/16/26	(319,574)
	USD	2,865,887	AUD	4,146,945	07/17/26	(4,327)
	USD	13,045,976	AUD	18,942,901	08/04/26	(60,511)
	USD	4,568,045	BRL	24,198,212	09/16/26	(33,227)
	USD	10,786,765	CAD	15,265,227	09/16/26	(13,979)
	USD	34,498,414	CNH	233,099,762	09/16/26	(15,899)
	USD	1,629,262	COP	5,835,038,748	07/03/26	(76,547)
	USD	2,929,248	COP	10,069,905,142	07/10/26	(9,624)
	USD	1,120,416	COP	4,089,517,670	07/24/26	(69,084)
	USD	9,042,328	COP	33,021,409,053	09/16/26	(442,695)
	USD	7,060,425	EUR	6,189,034	07/03/26	(12,018)
	USD	21,525,159	EUR	18,905,361	07/10/26	(85,055)
	USD	55,854,035	EUR	49,154,303	07/28/26	(377,641)
	USD	20,701,174	EUR	18,152,555	07/31/26	(66,872)
	USD	13,379,956	EUR	11,700,000	08/19/26	(16,580)
	USD	35,426,994	EUR	31,023,723	09/16/26	(135,838)
	USD	7,090,213	EUR	6,201,707	09/17/26	(19,172)
	USD	28,262,718	GBP	21,424,134	08/17/26	(154,727)
	USD	14,182,226	GBP	10,739,404	09/16/26	(63,012)
	USD	13,861,000	HUF	4,348,641,431	09/16/26	(65,483)
	USD	1,268,583	ILS	3,793,736	07/10/26	(6,599)
	USD	4,504,000	INR	430,469,800	07/02/26	(43,389)
	USD	11,086,287	INR	1,050,297,125	07/09/26	(5,759)
	USD	5,248,019	INR	497,669,107	07/10/26	(7,372)
	USD	9,048,000	INR	864,739,980	07/13/26	(81,449)
	USD	8,511,525	INR	807,726,737	07/20/26	(11,187)
	USD	21,676,557	INR	2,097,808,790	09/16/26	(352,046)
	USD	2,317,389	KRW	3,599,034,583	07/08/26	(9,398)
	USD	12,524,518	NZD	22,131,995	07/03/26	(46,992)
	USD	9,016,063	NZD	15,912,434	07/17/26	(27,215)
	USD	1,989,447	SEK	19,397,039	07/10/26	(12,107)
	USD	3,133,428	SEK	30,318,467	09/16/26	(6,910)
	USD	9,274,000	SGD	12,034,963	07/10/26	(34,951)
	USD	6,632,205	TRY	333,175,099	09/16/26	(86,983)
	USD	22,236,773	TWD	709,096,570	07/02/26	(21,914)
	USD	11,493,000	ZAR	190,763,113	09/16/26	(79,768)
	ZAR	87,623,022	USD	5,346,218	09/16/26	(30,510)

TOTAL						$(42,947,549)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	07/20/26	$(8,000,000)	$(7,097,798)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	07/13/26	(34,000,000)	(29,651,720)
Uniform Mortgage-Backed Security	3.500	TBA - 30yr	07/13/26	(88,000,000)	(79,884,059)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/13/26	(65,000,000)	(60,726,757)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/13/26	(261,000,000)	(256,442,705)

(PROCEEDS RECEIVED: $(432,869,102))					$(433,803,039)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	1,242	09/28/26	$146,969,088	$654,498
10 Year U.S. Treasury Notes	4,345	09/21/26	477,474,766	592,376
20 Year U.S. Treasury Bonds	400	09/21/26	45,400,000	100,132
30 Year German Euro-Buxl	240	09/08/26	30,499,190	543,348
5 Year U.S. Treasury Notes	2,748	09/30/26	294,164,812	(251,735)
Euro-Bobl	2,062	09/08/26	271,840,009	868,766
Euro-Schatz	1,396	09/08/26	169,013,559	382,107
ICE 3M SONIA Index	1,273	03/16/27	405,320,308	8,444
ICE 3M SONIA Index	958	09/14/27	304,802,644	1,279,536
Ultra Long U.S. Treasury Bonds	210	09/21/26	24,392,813	(210,430)

Total				$3,967,042

Short position contracts:
2 Year U.S. Treasury Notes	(572)	09/30/26	(117,907,968)	34,749
3 Month SOFR	(2,286)	03/16/27	(548,411,400)	(281,261)
5 Year German Euro-Bund	(497)	09/08/26	(72,312,839)	(612,092)
Ultra 10-Year U.S. Treasury Notes	(2,340)	09/21/26	(263,176,875)	(1,883,496)

Total				$(2,742,100)

TOTAL FUTURES CONTRACTS				$1,224,942

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.490%(a)	12M SOFR(a)	05/31/27		$10		$47	$(7)	$54
3.500(b)	3M KLIBOR(b)	09/17/27	MYR	280,240	(c)	(32,179)	3,466	(35,645)
1.250(d)	12M JYOR(d)	12/15/27	JPY	82,799,440	(c)	833,978	(1,682,032)	2,516,010
3.416(d)	12M SOFR(d)	04/22/28		$140,160	(c)	834,793	218,836	615,957
2.500(a)	12M EURO(a)	06/14/28	EUR	18,890	(c)	(27,390)	53,867	(81,257)
3.927(a)	12M SOFR(a)	06/30/28		$130,620	(c)	210,572	(35,083)	245,655
12M SOFR(a)	4.021%(a)	06/30/28		18,150	(c)	(1,158)	(691)	(467)
12M EURO(d)	2.000(d)	09/10/28	EUR	1,138,677	(c)	(5,129,786)	(991,142)	(4,138,644)
2.500(d)	6M EURO(e)	09/10/28		1,138,677	(c)	2,542,906	(2,429,839)	4,972,745
Mexico Interbank TIIE 28 Days(f)	7.250(f)	09/14/28	MXN	498,480	(c)	(8,022)	(126,551)	118,529
2.750(e)	12M CDOR(e)	09/16/28	CAD	11,470	(c)	(6,077)	(7,290)	1,213
2.500(e)	12M CDOR(e)	09/16/28		417,490	(c)	1,202,177	1,739,558	(537,381)
4.750(e)	12M CLICP(e)	09/16/28	CLP	3,584,740	(c)	(22,898)	8,576	(31,474)
2.000(a)	12M EURO(a)	09/16/28	EUR	6,780	(c)	64,495	73,362	(8,867)
3.750(a)	12M GBP(a)	09/16/28	GBP	37,950	(c)	270,213	322,650	(52,437)
6.000(e)	12M MIBOR(e)	09/16/28	INR	1,275,070	(c)	(4,893)	61,897	(66,790)
3.250(a)	12M SOFR(a)	09/16/28		$51,850	(c)	752,654	665,169	87,485
3.000(a)	12M SOFR(a)	09/16/28		587,420	(c)	11,319,936	10,711,242	608,694
1.250(b)	12M THOR(b)	09/16/28	THB	374,210	(c)	12,681	13,278	(597)
3M STIBOR(b)	2.500(a)	09/16/28	SEK	2,158,390	(c)	778,136	493,254	284,882
12M GBP(a)	3.500(a)	09/16/28	GBP	390,760	(c)	(5,214,853)	(5,895,903)	681,050
5.000(b)	3M AUDOR(b)	09/16/28	AUD	71,730	(c)	(554,816)	(506,295)	(48,521)
4.750(b)	3M AUDOR(b)	09/16/28		164,180	(c)	(731,535)	(715,045)	(16,490)
3.500(b)	3M KWCDC(b)	09/16/28	KRW	38,285,720	(c)	159,533	(18,021)	177,554
6M PRIBOR(e)	4.000(a)	09/16/28	CZK	723,590	(c)	(81,790)	(387,558)	305,768
6M NIBOR(e)	5.000(a)	09/16/28	NOK	1,323,610	(c)	368,047	192,376	175,671
6M BUBOR(e)	6.250(a)	09/16/28	HUF	3,287,770	(c)	244,294	(164,086)	408,380
3M JIBAR(b)	6.750(b)	09/16/28	ZAR	311,840	(c)	(205,713)	(101,272)	(104,441)
2.250(a)	6M EURO(e)	09/16/28	EUR	72,390	(c)	749,387	974,752	(225,365)
2.500(a)	6M EURO(e)	09/16/28		45,970	(c)	223,195	278,778	(55,583)
3.750(a)	6M WIBOR(e)	09/16/28	PLN	125,840	(c)	66,794	410,618	(343,824)
1.250(a)	6M EURO(e)	12/19/28	EUR	2,630		86,669	(19,992)	106,661
1M BID Average(a)	13.250(a)	01/02/29	BRL	377,870		(1,764,118)	(1,538,336)	(225,782)
13.250(a)	1M BID Average(a)	01/02/29		79,740		372,273	(50,822)	423,095
1.250(a)	12M JYOR(a)	09/16/29	JPY	16,658,000	(c)	1,336,728	1,431,865	(95,137)
2.500(a)	6M EURO(e)	09/16/29	EUR	1,540	(c)	10,601	13,831	(3,230)
12M JYOR(a)	1.771(a)	01/26/30	JPY	3,693,340	(c)	(109,727)	(109,188)	(539)
3.903(a)	12M SOFR(a)	11/30/30		$304,230	(c)	118,041	(107,412)	225,453
3.979(a)	12M SOFR(a)	11/30/30		22,500	(c)	(57,159)	(4,979)	(52,180)
1M BID Average(a)	12.750(a)	01/02/31	BRL	59,120		(398,266)	(125,203)	(273,063)
12.750(a)	1M BID Average(a)	01/02/31		27,240		183,504	70,348	113,156
2.500(a)	12M EURO(a)	04/16/31	EUR	52,340	(c)	(101,170)	438,623	(539,793)
12M EURO(a)	2.800(a)	05/21/31		561,890	(c)	3,173,354	678,264	2,495,090

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.000%(a)	6M EURO(e)	05/21/31	EUR	561,890	(c)	$(2,673,352)	$(262,398)	$(2,410,954)
Mexico Interbank TIIE 28 Days(f)	7.750%(f)	09/11/31	MXN	409,790	(c)	(24,528)	(86,207)	61,679
12M THOR(b)	1.500(b)	09/16/31	THB	94,710	(c)	(17,560)	(77,594)	60,034
12M IBR(b)	11.500(b)	09/16/31	COP	34,547,800	(c)	543,114	429,795	113,319
1.500(a)	12M JYOR(a)	09/16/31	JPY	136,510,000	(c)	19,855,679	18,991,880	863,799
6M EURO(e)	2.500(a)	09/16/31	EUR	157,560	(c)	(2,024,110)	(2,686,485)	662,375
12M GBP(a)	3.750(a)	09/16/31	GBP	124,670	(c)	(2,486,646)	(2,883,756)	397,110
3M NZDOR(b)	4.000(e)	09/16/31	NZD	375,820	(c)	2,817,543	1,280,020	1,537,523
6M PRIBOR(e)	4.000(a)	09/16/31	CZK	145,600	(c)	(41,772)	(48,972)	7,200
6M BUBOR(e)	6.500(a)	09/16/31	HUF	3,623,659	(c)	888,166	470,119	418,047
3M JIBAR(b)	7.000(b)	09/16/31	ZAR	402,620	(c)	(419,661)	(301,934)	(117,727)
12M SOFR(a)	3.584(a)	04/22/32		$204,820	(c)	(2,885,033)	(2,484,534)	(400,499)
2.000(a)	12M JYOR(a)	01/11/33	JPY	10,773,773	(c)	1,199,126	(660,779)	1,859,905
3.976(a)	12M SOFR(a)	04/30/33		$163,290	(c)	(355,662)	(35,496)	(320,166)
2.500(a)	12M JYOR(a)	05/22/33	JPY	9,867,110	(c)	(36,029)	(50,254)	14,225
12M EURO(a)	2.800(a)	08/15/35	EUR	62,850	(c)	827,157	230,973	596,184
6M EURO(e)	3.300(a)	04/21/36		76,730	(c)	712,324	(71,322)	783,646
12M EURO(a)	3.000(a)	06/19/36		224,870	(c)	610,044	(175,511)	785,555
3.200(a)	6M EURO(e)	06/19/36		224,870	(c)	(869,936)	(81,794)	(788,142)
8.000(f)	Mexico Interbank TIIE 28 Days(f)	09/04/36	MXN	79,970	(c)	59,913	130,102	(70,189)
12M CHFOR(a)	0.750(a)	09/16/36	CHF	47,100	(c)	1,115,664	410,104	705,560
12M JYOR(a)	1.750(a)	09/16/36	JPY	17,457,000	(c)	(7,804,732)	(7,334,635)	(470,097)
4.000(a)	12M GBP(a)	09/16/36	GBP	10,940	(c)	423,430	553,014	(129,584)
3.750(a)	12M SOFR(a)	09/16/36		$78,290	(c)	1,811,607	1,960,953	(149,346)
2.000(b)	12M THOR(b)	09/16/36	THB	189,810	(c)	15,367	16,324	(957)
6M EURO(e)	2.750(a)	09/16/36	EUR	51,750	(c)	(911,926)	(1,672,018)	760,092
12M CDOR(e)	3.000(e)	09/16/36	CAD	24,330	(c)	(232,444)	(374,053)	141,609
12M SOFR(a)	3.750(a)	09/16/36		$13,200	(c)	(305,443)	(274,638)	(30,805)
7.750(b)	3M JIBAR(b)	09/16/36	ZAR	143,090	(c)	39,028	172,329	(133,301)
4.250(e)	3M NZDOR(b)	09/16/36	NZD	10,120	(c)	(97,994)	15,210	(113,204)
3.000(a)	3M STIBOR(b)	09/16/36	SEK	299,090	(c)	(605,709)	(100,080)	(505,629)
6M PRIBOR(e)	4.250(a)	09/16/36	CZK	92,690	(c)	4,693	(92,860)	97,553
6M WIBOR(e)	4.500(a)	09/16/36	PLN	29,350	(c)	134,698	(19,457)	154,155
6M NIBOR(e)	4.500(a)	09/16/36	NOK	78,880	(c)	148,793	87,409	61,384
6M AUDOR(e)	5.000(e)	09/16/36	AUD	61,290	(c)	495,568	130,368	365,200
12M CLICP(e)	5.250(e)	09/16/36	CLP	881,800	(c)	7,593	(6,232)	13,825
2.750(a)	6M EURO(e)	09/16/36	EUR	158,010	(c)	2,784,412	4,332,925	(1,548,513)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.894%(a)	12M SOFR(a)	04/22/37	$	114,770	(c)	$1,446,721	$480,814	$965,907
4.750(a)	12M GBP(a)	01/31/39	GBP	67,400	(c)	(2,150,922)	(1,273,656)	(877,266)
12M SOFR(a)	4.629%(a)	04/14/41	$	235,500	(c)	500,085	(111,173)	611,258
12M JYOR(a)	2.160(a)	08/02/44	JPY	19,077,244	(c)	(7,423,494)	(10,028,161)	2,604,667
3.600(a)	6M EURO(e)	04/21/46	EUR	54,070	(c)	(667,025)	(217,916)	(449,109)
12M JYOR(a)	4.500(a)	05/21/46	JPY	12,451,000	(c)	389,416	481,917	(92,501)
12M JYOR(a)	2.500(a)	09/16/46		3,177,000	(c)	(2,111,707)	(1,788,887)	(322,820)
3.250(a)	6M EURO(e)	09/16/46	EUR	490	(c)	(9,296)	177	(9,473)
3.100(a)	12M EURO(a)	08/15/54		27,047	(c)	(720,713)	(341,669)	(379,044)
4.048(a)	12M SOFR(a)	04/13/56	$	219,620	(c)	(101,267)	272,954	(374,221)

TOTAL						$13,316,638	$742,779	$12,573,859

(a)	Payments made annually.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(d)	Payments made at maturity.
(e)	Payments made semi-annually.
(f)	Payments made monthly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.661%	MS & Co. Int. PLC	12/15/56	$32,000	$(283,231)	$(403,272)	$120,041

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 39	5.000%	1.696%	12/20/27	$21,315	$1,026,039	$617,803	$408,236
CDX.NA.HY Ind 46	5.000	3.040	06/20/31	68,399	5,601,886	4,403,534	1,198,352
CDX.NA.IG Ind 44	1.000	0.431	06/20/30	211,142	4,451,818	3,787,390	664,428
CDX.NA.IG Ind 45	1.000	0.468	12/20/30	727,674	15,941,818	14,461,180	1,480,638

TOTAL					$27,021,561	$23,269,907	$3,751,654

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund(b)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

JPMBKTL6 Index	12MSOFR-0.570%	JPMorgan Securities, Inc.	07/13/26	$95,015	$(509,985)
JPMBKTL7 Index	12MSOFR-0.570	JPMorgan Securities, Inc.	08/28/26	93,802	(212,190)

TOTAL					$(722,175)

(a)	The top 50 components are shown below.
(b)	Payments made quarterly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (JPMBKTL7) of Corporate Obligations

Corporate Obligations	Sector	Shares	Value	Weight

Fiserv Inc. 4,400, 07/01/49	Financials	(73)	$(5,821)	1.2%
Johnson & Johnson, 3.700, 03/01/46	Health Care	(73)	(5,842)	1.2
Comcast Corp, 3.750, 04/01/40	Communications	(73)	(5,854)	1.2
AbbVie, Inc., 4.250, 11/21/49	Health Care	(73)	(5,978)	1.2
Texas Instruments, 4.150, 05/15/48	Technology	(73)	(6,007)	1.2
Elevance Health, Inc., 4.375, 12/02/47	Health Care	(73)	(6,013)	1.2
Berkshire Hathaway Finance Corp, 4.250, 01/15/49	Financials	(73)	(6,020)	1.2
Caterpillar Inc, 3.803, 08/15/42	Industrials	(73)	(6,086)	1.3
Mitsubishi UFJ Financial Group Inc, 3.751, 07/18/39	Financials	(73)	(6,217)	1.3
Visa Inc, 4.300, 12/14/45	Financials	(73)	(6,276)	1.3
Chubb INA Holdings LLC, 4.350, 11/03/45	Financials	(73)	(6,277)	1.3
Walmart Inc, 4.500, 04/15/53	Consumer Staples	(73)	(6,353)	1.3
Novartis Capital Corp, 4.400, 05/06/44	Consumer Staples	(73)	(6,448)	1.3
Phillips 66, 4.875, 11/15/44	Energy	(73)	(6,518)	1.4
QUALCOMM Inc, 4.800, 05/20/45	Technology	(73)	(6,529)	1.4
Gilead Sciences Inc, 4.750, 03/01/46	Consumer Staples	(73)	(6,555)	1.4
Medtronic Inc, 4.625, 03/15/45	Consumer Staples	(73)	(6,559)	1.4
Intuit Inc, 5.500, 09/15/53	Technology	(73)	(6,575)	1.4
Intercontinental Exchange Inc, 4.950, 06/15/52	Financials	(73)	(6,608)	1.4
Energy Transfer LP, 5.400, 10/01/47	Energy	(73)	(6,632)	1.4
KLA Corp, 4.950, 07/15/52	Technology	(73)	(6,636)	1.4
Kenvue Inc, 5.050, 03/22/53	Consumer Staples	(73)	(6,674)	1.4
Enterprise Products Operating LLC, 4.850, 03/15/44	Energy	(73)	(6,684)	1.4
Abbott Laboratories, 4.900, 11/30/46	Consumer Staples	(73)	(6,719)	1.4
Eli Lilly & Co, 5.000, 02/09/54	Consumer Staples	(73)	(6,749)	1.4
Dow Chemical Co/The, 5.950, 03/15/55	Materials	(73)	(6,791)	1.4
BlackRock Funding Inc, 5.250, 03/14/54	Financials	(73)	(6,893)	1.4
BHP Billiton Finance USA Ltd, 5.000, 09/30/43	Materials	(73)	(6,899)	1.4
Shell Finance US Inc, 4.125, 05/11/35	Energy	(73)	(6,903)	1.4
Marsh & McLennan Cos Inc, 5.400, 03/15/55	Financials	(73)	(6,927)	1.4
Coca-Cola Co/The, 5.200, 01/14/55	Consumer Staples	(73)	(6,972)	1.4
RTX Corp, 5.375, 02/27/53	Industrials	(73)	(7,001)	1.5
PepsiCo, 5.250, 07/17/54	Consumer Staples	(73)	(7,054)	1.5
Waste Management Inc, 5.350, 10/15/54	Industrials	(73)	(7,060)	1.5
Burlington Northern Santa Fe LLC, 5.500, 03/15/55	Industrials	(73)	(7,103)	1.5
Anheuser-Busch InBev Worldwide Inc, 5.550, 01/23/49	Consumer Staples	(73)	(7,193)	1.5
Cooperatieve Rabobank UA, 5.250, 05/24/41	Financials	(73)	(7,213)	1.5
Devon Energy Corp, 5.600, 07/15/41	Energy	(73)	(7,215)	1.5
Eli Lilly & Co, 5.500, 02/12/55	Consumer Staples	(73)	(7,260)	1.5
Rio Tinto Finance USA PLC, 5.750, 03/14/55	Materials	(73)	(7,391)	1.5
Cisco Systems Inc, 5.500, 01/15/40	Communications	(73)	(7,457)	1.5
Bank of America Corp, 5.875, 02/07/42	Financials	(73)	(7,597)	1.6
ONEOK Inc, 6.625, 09/01/53	Energy	(73)	(7,664)	1.6
Home Depot Inc/The, 5.875, 12/16/36	Consumer Staples	(73)	(7,793)	1.6
Marathon Petroleum Corp, 6.500, 03/01/41	Energy	(73)	(7,856)	1.6
United Parcel Service Inc, 6.200, 01/15/38	Industrials	(73)	(7,947)	1.6
Enbridge Inc, 6.700, 11/15/53	Energy	(73)	(8,046)	1.7
Valero Energy Corp, 6.625, 06/15/37	Energy	(73)	(8,048)	1.7
ConocoPhillips, 6.500, 02/01/39	Energy	(73)	(8,105)	1.7
UnitedHealth Group Inc, 6.875, 02/15/38	Consumer Staples	(73)	(8,354)	1.7

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPMBKTL6) of Corporate Obligations

Corporate Obligations	Sector	Shares	Value	Weight

UnitedHealth Group Inc, 6.875, 02/15/38	Consumer Staples	(174)	$(19,819)	1.7%
ConocoPhillips, 6.500, 02/01/39	Energy	(174)	(19,228)	1.7
Valero Energy Corp, 6.625, 06/15/37	Energy	(174)	(19,094)	1.7
Enbridge Inc, 6.700, 11/15/53	Energy	(174)	(19,089)	1.7
United Parcel Service Inc, 6.200, 01/15/38	Industrials	(174)	(18,854)	1.6
Marathon Petroleum Corp, 6.500, 03/01/41	Energy	(174)	(18,638)	1.6
Home Depot Inc/The, 5.875, 12/16/36	Consumer Staples	(174)	(18,488)	1.6
ONEOK Inc, 6.625, 09/01/53	Energy	(174)	(18,182)	1.6
Bank of America Corp, 5.875, 02/07/42	Financials	(174)	(18,025)	1.6
Cisco Systems Inc, 5.500, 01/15/40	Communications	(174)	(17,693)	1.5
Rio Tinto Finance USA PLC, 5.750, 03/14/55	Materials	(174)	(17,535)	1.5
Eli Lilly & Co, 5.500, 02/12/55	Consumer Staples	(174)	(17,225)	1.5
Devon Energy Corp, 5.600, 07/15/41	Energy	(174)	(17,117)	1.5
Cooperatieve Rabobank UA, 5.250, 05/24/41	Financials	(174)	(17,113)	1.5
Anheuser-Busch InBev Worldwide Inc, 5.550, 01/23/49	Consumer Staples	(174)	(17,065)	1.5
Burlington Northern Santa Fe LLC, 5.500, 03/15/55	Industrials	(174)	(16,851)	1.5
Waste Management Inc, 5.350, 10/15/54	Industrials	(174)	(16,749)	1.5
PepsiCo, 5.250, 07/17/54	Consumer Staples	(174)	(16,736)	1.5
RTX Corp, 5.375, 02/27/53	Industrials	(174)	(16,610)	1.5
Coca-Cola Co/The, 5.200, 01/14/55	Consumer Staples	(174)	(16,541)	1.4
Marsh & McLennan Cos Inc, 5.400, 03/15/55	Financials	(174)	(16,434)	1.4
Shell Finance US Inc, 4.125, 05/11/35	Energy	(174)	(16,376)	1.4
BHP Billiton Finance USA Ltd, 5.000, 09/30/43	Materials	(174)	(16,368)	1.4
BlackRock Funding Inc, 5.250, 03/14/54	Financials	(174)	(16,354)	1.4
Dow Chemical Co/The, 5.950, 03/15/55	Materials	(174)	(16,111)	1.4
Eli Lilly & Co, 5.000, 02/09/54	Consumer Staples	(174)	(16,013)	1.4
Abbott Laboratories, 4.900, 11/30/46	Consumer Staples	(174)	(15,940)	1.4
Enterprise Products Operating LLC, 4.850, 03/15/44	Energy	(174)	(15,859)	1.4
Kenvue Inc, 5.050, 03/22/53	Consumer Staples	(174)	(15,835)	1.4
KLA Corp, 4.950, 07/15/52	Technology	(174)	(15,743)	1.4
Energy Transfer LP, 5.400, 10/01/47	Energy	(174)	(15,734)	1.4
Intercontinental Exchange Inc, 4.950, 06/15/52	Financials	(174)	(15,677)	1.4
Intuit Inc, 5.500, 09/15/53	Technology	(174)	(15,600)	1.4
Medtronic Inc, 4.625, 03/15/45	Consumer Staples	(174)	(15,562)	1.4
Gilead Sciences Inc, 4.750, 03/01/46	Consumer Staples	(174)	(15,551)	1.4
QUALCOMM Inc, 4.800, 05/20/45	Technology	(174)	(15,491)	1.4
Phillips 66, 4.875, 11/15/44	Energy	(174)	(15,464)	1.4
Novartis Capital Corp, 4.400, 05/06/44	Consumer Staples	(174)	(15,298)	1.3
Walmart Inc, 4.500, 04/15/53	Consumer Staples	(174)	(15,072)	1.3
Chubb INA Holdings LLC, 4.350, 11/03/45	Financials	(174)	(14,892)	1.3
Visa Inc, 4.300, 12/14/45	Financials	(174)	(14,891)	1.3
Mitsubishi UFJ Financial Group Inc, 3.751, 07/18/39	Financials	(174)	(14,749)	1.3
Caterpillar Inc, 3.803, 08/15/42	Industrials	(174)	(14,438)	1.3
Berkshire Hathaway Finance Corp, 4.250, 01/15/49	Financials	(174)	(14,282)	1.2
Elevance Health, Inc., 4.375, 12/02/47	Health Care	(174)	(14,266)	1.2
Texas Instruments, 4.150, 05/15/48	Technology	(174)	(14,251)	1.2
AbbVie, Inc., 4.250, 11/21/49	Health Care	(174)	(14,182)	1.2
Comcast Corp, 3.750, 04/01/40	Communications	(174)	(13,887)	1.2
Johnson & Johnson, 3.700, 03/01/46	Health Care	(174)	(13,861)	1.2
Fiserv Inc. 4,400, 07/01/49	Financials	(174)	(13,811)	1.2

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
7M IRS	Barclays Bank PLC	3.500%	01/04/2027	156,000,000		$156,000,000	$437,112	$503,100	$(65,988)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	21,760,000	EUR	21,760,000	6,563	327,067	(320,504)
2Y IRS	Citibank NA	1.771	01/24/2028	16,245,000,000	JPY	16,245,000,000	289,542	617,749	(328,207)
6M IRS	Deutsche Bank AG (London)	3.500	12/02/2026	155,000,000		$155,000,000	354,981	445,625	(90,644)

				16,577,760,000			$1,088,198	$1,893,541	$(805,343)

Puts
2Y IRS	Citibank NA	1.771	01/24/2028	16,245,000,004	JPY	16,245,000,004	772,321	617,749	154,572
1Y IRS	JPMorgan Securities, Inc.	1.690	06/23/2027	92,511,800,000		92,511,800,000	915,189	1,051,954	(136,765)

				108,756,800,004			$1,687,510	$1,669,703	$17,807

Total purchased option contracts				125,334,560,004			$2,775,708	$3,563,244	$(787,536)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	4.137	07/08/2026	(27,390,000)		$(27,390,000)	(274,656)	(178,035)	(96,621)
1M IRS	Barclays Bank PLC	3.968	07/27/2026	(28,520,000)		(28,520,000)	(103,174)	(167,555)	64,381
1M IRS	Barclays Bank PLC	2.916	07/29/2026	(25,650,000)	EUR	(25,650,000)	(137,711)	(141,104)	3,393
1M IRS	BNP Paribas SA	3.091	07/06/2026	(24,160,000)		(24,160,000)	(429,786)	(162,618)	(267,168)
1M IRS	BNP Paribas SA	2.981	07/20/2026	(24,810,000)		(24,810,000)	(213,582)	(140,721)	(72,861)
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(6,400,000)		(6,400,000)	(2,069)	(326,983)	324,914
1M IRS	Citibank NA	3.970	08/03/2026	(28,380,000)		$(28,380,000)	(125,008)	(184,896)	59,888
1M IRS	JPMorgan
	Securities, Inc.	3.100	07/13/2026	(24,490,000)	EUR	(24,490,000)	(459,391)	(163,769)	(295,622)
1M IRS	MS & Co. Int. PLC	4.036	07/20/2026	(28,060,000)		$(28,060,000)	(149,818)	(163,590)	13,772

				(217,860,000)			$(1,895,195)	$(1,629,271)	$(265,924)

Puts
1M IRS	Barclays Bank PLC	4.137	07/08/2026	(27,390,000)		(27,390,000)	(16,897)	(178,035)	161,138
1M IRS	Barclays Bank PLC	3.968	07/27/2026	(28,520,000)		(28,520,000)	(238,730)	(167,555)	(71,175)
1M IRS	Barclays Bank PLC	2.916	07/29/2026	(25,650,000)	EUR	(25,650,000)	(139,364)	(141,104)	1,740
1M IRS	BNP Paribas SA	3.091	07/06/2026	(24,160,000)		(24,160,000)	(698)	(162,618)	161,920
1M IRS	BNP Paribas SA	2.981	07/20/2026	(24,810,000)		(24,810,000)	(52,279)	(140,721)	88,442
1M IRS	Citibank NA	3.970	08/03/2026	(28,380,000)		$(28,380,000)	(258,099)	(184,896)	(73,203)
1M IRS	JPMorgan Securities, Inc.	3.100	07/13/2026	(24,490,000)	EUR	(24,490,000)	(6,590)	(163,769)	157,179
1M IRS	MS & Co. Int. PLC	4.036	07/20/2026	(28,060,000)		$(28,060,000)	(123,893)	(163,590)	39,697

				(211,460,000)			$(836,550)	$(1,302,288)	$465,738

Total written option contracts				(429,320,000)			$(2,731,745)	$(2,931,559)	$199,814

TOTAL				124,905,240,004			$43,963	$631,685	$(587,722)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put ILS	Citibank NA		$3.000	09/16/2026	91,541,000		$91,541,000	$1,327,253	$916,325	$410,928

Puts
Put AUD/Call USD	Barclays Bank PLC	AUD	0.682	07/30/2026	66,902,000	AUD	66,902,000	185,603	308,088	(122,485)
Put AUD/Call USD	BNP Paribas SA		0.693	07/23/2026	128,858,000		128,858,000	742,624	637,042	105,582
Put AUD/Call USD	BNP Paribas SA		0.687	07/30/2026	131,149,000		131,149,000	548,529	586,672	(38,143)
Put EUR/Call USD	BNP Paribas SA	EUR	1.158	07/07/2026	77,864,000	EUR	77,864,000	1,150,615	388,314	762,301
Put EUR/Call USD	BNP Paribas SA		1.150	07/08/2026	77,864,000		77,864,000	645,636	353,225	292,411
Put EUR/Call USD	BNP Paribas SA		1.143	07/24/2026	79,256,000		79,256,000	481,859	386,529	95,330
Put EUR/Call USD	BNP Paribas SA		1.135	08/11/2026	80,950,000		80,950,000	376,911	483,556	(106,645)
Put NZD/Call USD	BNP Paribas SA	NZD	0.596	07/08/2026	228,218,000	NZD	228,218,000	6,335,004	1,036,493	5,298,511
Put NZD/Call USD	BNP Paribas SA		0.589	07/31/2026	76,463,000		76,463,000	1,584,788	412,002	1,172,786
Put NZD/Call USD	BNP Paribas SA		0.564	08/04/2026	160,359,000		160,359,000	601,283	688,255	(86,972)
Put USD/Call JPY	BNP Paribas SA		$156.350	07/07/2026	89,972,000		$89,972,000	34,819	376,533	(341,714)
Put USD/Call KRW	BNP Paribas SA		1,490.000	07/03/2026	44,767,000		44,767,000	134	449,685	(449,551)
Put AUD/Call USD	BofA Securities LLC	AUD	0.695	07/30/2026	64,093,000	AUD	64,093,000	494,468	311,626	182,842
Put EUR/Call USD	BofA Securities LLC	EUR	1.145	07/24/2026	78,273,000	EUR	78,273,000	551,633	459,245	92,388
Put EUR/Call USD	BofA Securities LLC		1.140	08/20/2026	80,042,000		80,042,000	564,375	575,939	(11,564)
Put GBP/Call USD	BofA Securities LLC	GBP	1.335	07/08/2026	67,092,000	GBP	67,092,000	685,255	550,178	135,077
Put NZD/Call USD	BofA Securities LLC	NZD	0.596	07/01/2026	76,073,000	NZD	76,073,000	2,127,663	314,885	1,812,778
Put NZD/Call USD	BofA Securities LLC		0.575	07/31/2026	77,655,000		77,655,000	680,924	367,529	313,395
Put USD/Call JPY	BofA Securities LLC		$159.150	07/07/2026	44,986,000		$44,986,000	41,477	332,132	(290,655)
Put USD/Call JPY	BofA Securities LLC		157.500	07/22/2026	90,722,000		90,722,000	139,168	420,678	(281,510)
Put USD/Call JPY	BofA Securities LLC		157.200	08/20/2026	183,707,000		183,707,000	677,328	1,057,417	(380,089)
Put AUD/Call USD	HSBC Bank PLC	AUD	0.703	07/23/2026	129,565,000	AUD	129,565,000	1,596,289	708,504	887,785
Put GBP/Call USD	HSBC Bank PLC	GBP	1.305	08/13/2026	70,249,000	GBP	70,249,000	338,529	552,002	(213,473)
Put NZD/Call USD	HSBC Bank PLC	NZD	0.577	07/31/2026	77,000,000	NZD	77,000,000	781,100	355,056	426,044
Put USD/Call JPY	HSBC Bank PLC		$160.000	08/20/2026	91,854,000		$91,854,000	679,903	701,213	(21,310)
Put USD/Call JPY	HSBC Bank PLC		158.200	08/28/2026	185,279,000		185,279,000	1,017,182	1,057,758	(40,576)
Put USD/Call KRW	HSBC Bank PLC		1,449.500	07/03/2026	44,629,000		44,629,000	0	390,950	(390,950)
Put EUR/Call USD	MS & Co. Int. PLC	EUR	1.160	07/24/2026	77,282,000	EUR	77,282,000	1,352,440	574,330	778,110
Put EUR/Call USD	MS & Co. Int. PLC		1.157	07/24/2026	78,934,000		78,934,000	1,185,728	430,632	755,096
Put EUR/Call USD	MS & Co. Int. PLC		1.128	07/29/2026	81,475,000		81,475,000	157,421	427,951	(270,530)
Put NZD/Call USD	MS & Co. Int. PLC	NZD	0.577	07/15/2026	230,999,000	NZD	230,999,000	2,216,030	916,000	1,300,030
Put USD/Call JPY	Standard Chartered Bank		$159.900	07/22/2026	45,361,000		$45,361,000	149,510	283,552	(134,042)
Put NZD/Call USD	UBS AG (London)	NZD	0.562	08/20/2026	240,539,000	NZD	240,539,000	1,000,289	1,130,675	(130,386)

					3,358,431,000			$29,124,517	$18,024,646	$11,099,871

Total purchased option contracts					3,449,972,000			$30,451,770	$18,940,971	$11,510,799

Written option contracts
Calls
Call EUR/Put CAD	Barclays Bank PLC	EUR	1.613	07/17/2026	(19,814,000)	EUR	(19,814,000)	(157,661)	(128,338)	(29,323)
Call USD/Put SGD	Barclays Bank PLC		$1.288	07/20/2026	(22,963,000)		$(22,963,000)	(127,697)	(93,000)	(34,697)
Call EUR/Put SEK	BNP Paribas SA	EUR	10.965	07/21/2026	(19,986,000)	EUR	(19,986,000)	(266,473)	(142,088)	(124,385)
Call AUD/Put NZD	BofA Securities LLC	AUD	1.220	07/22/2026	(33,451,000)	AUD	(33,451,000)	(85,043)	(128,879)	43,836
Call AUD/Put NZD	Citibank NA		1.208	07/15/2026	(32,391,000)		(32,391,000)	(206,924)	(126,591)	(80,333)
Call USD/Put ILS	Citibank NA		$2.905	09/16/2026	(45,771,000)		$(45,771,000)	(1,407,321)	(951,350)	(455,971)
Call EUR/Put SEK	HSBC Bank PLC	EUR	10.990	07/13/2026	(19,635,000)	EUR	(19,635,000)	(203,911)	(145,715)	(58,196)
Call AUD/Put NZD	JPMorgan Securities, Inc.	AUD	1.211	07/07/2026	(31,566,000)	AUD	(31,566,000)	(139,411)	(130,648)	(8,763)
Call EUR/Put CAD	MS & Co. Int. PLC	EUR	1.623	07/06/2026	(19,734,000)	EUR	(19,734,000)	(32,131)	(85,758)	53,627

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call EUR/Put PLN	MS & Co. Int. PLC	EUR	4.290	07/22/2026	(20,369,000)	EUR	(20,369,000)	$(109,549)	$(87,532)	$(22,017)
Call EUR/Put CAD	Royal Bank of Canada (UK)		1.618	07/27/2026	(20,492,000)		(20,492,000)	(130,066)	(128,414)	(1,652)
Call USD/Put CAD	Royal Bank of Canada (UK)		$1.413	07/09/2026	(22,955,000)		$(22,955,000)	(114,224)	(89,295)	(24,929)
Call AUD/Put NZD	Standard Chartered Bank	AUD	1.220	07/17/2026	(32,626,000)	AUD	(32,626,000)	(72,193)	(119,534)	47,341
Call AUD/Put NZD	UBS AG (London)		1.206	07/07/2026	(32,046,000)		(32,046,000)	(236,226)	(117,331)	(118,895)

					(373,799,000)			$(3,288,830)	$(2,474,473)	$(814,357)

Puts
Put AUD/Call USD	Barclays Bank PLC		0.695	07/30/2026	(64,093,000)		(64,093,000)	(494,468)	(681,154)	186,686
Put EUR/Call CAD	Barclays Bank PLC	EUR	1.613	07/17/2026	(19,814,000)	EUR	(19,814,000)	(46,569)	(128,338)	81,769
Put USD/Call SGD	Barclays Bank PLC		$1.288	07/20/2026	(22,963,000)		$(22,963,000)	(49,531)	(93,000)	43,469
Put AUD/Call USD	BNP Paribas SA	AUD	0.703	07/23/2026	(129,565,000)	AUD	(129,565,000)	(1,596,289)	(1,519,259)	(77,030)
Put EUR/Call SEK	BNP Paribas SA	EUR	10.965	07/21/2026	(19,986,000)	EUR	(19,986,000)	(39,735)	(142,088)	102,353
Put EUR/Call USD	BNP Paribas SA		1.157	07/24/2026	(78,934,000)		(78,934,000)	(1,185,728)	(885,019)	(300,709)
Put EUR/Call USD	BNP Paribas SA		1.128	07/29/2026	(81,475,000)		(81,475,000)	(157,421)	(213,091)	55,670
Put NZD/Call USD	BNP Paribas SA	NZD	0.596	07/01/2026	(76,073,000)	NZD	(76,073,000)	(2,127,663)	(485,080)	(1,642,583)
Put NZD/Call USD	BNP Paribas SA		0.577	07/31/2026	(77,000,000)		(77,000,000)	(781,100)	(807,149)	26,049
Put NZD/Call USD	BNP Paribas SA		0.575	07/31/2026	(77,655,000)		(77,655,000)	(680,924)	(706,971)	26,047
Put USD/Call JPY	BNP Paribas SA		$159.150	07/07/2026	(44,986,000)		$(44,986,000)	(41,477)	(471,228)	429,751
Put USD/Call KRW	BNP Paribas SA		1,449.500	07/03/2026	(44,629,000)		(44,629,000)	0	(123,488)	123,488
Put AUD/Call NZD	BofA Securities LLC	AUD	1.220	07/22/2026	(33,451,000)	AUD	(33,451,000)	(130,205)	(128,879)	(1,326)
Put EUR/Call USD	BofA Securities LLC	EUR	1.158	07/07/2026	(77,864,000)	EUR	(77,864,000)	(1,150,615)	(795,799)	(354,816)
Put EUR/Call USD	BofA Securities LLC		1.160	07/24/2026	(77,282,000)		(77,282,000)	(1,352,440)	(985,286)	(367,154)
Put USD/Call JPY	BofA Securities LLC		$156.350	07/07/2026	(89,972,000)		$(89,972,000)	(34,819)	(249,402)	214,583
Put USD/Call JPY	BofA Securities LLC		159.900	07/22/2026	(45,361,000)		(45,361,000)	(149,510)	(433,697)	284,187
Put USD/Call JPY	BofA Securities LLC		160.000	08/20/2026	(91,854,000)		(91,854,000)	(679,903)	(1,079,101)	399,198
Put AUD/Call NZD	Citibank NA	AUD	1.208	07/15/2026	(32,391,000)	AUD	(32,391,000)	(22,067)	(126,591)	104,524
Put EUR/Call USD	Deutsche Bank AG (London)	EUR	1.150	07/08/2026	(77,864,000)	EUR	(77,864,000)	(645,636)	(370,161)	(275,475)
Put AUD/Call USD	HSBC Bank PLC	AUD	0.693	07/23/2026	(128,858,000)	AUD	(128,858,000)	(742,624)	(340,383)	(402,241)
Put EUR/Call SEK	HSBC Bank PLC	EUR	10.990	07/13/2026	(19,635,000)	EUR	(19,635,000)	(29,255)	(145,715)	116,460
Put GBP/Call USD	HSBC Bank PLC	GBP	1.335	07/08/2026	(67,092,000)	GBP	(67,092,000)	(685,255)	(419,497)	(265,758)
Put NZD/Call USD	HSBC Bank PLC	NZD	0.589	07/31/2026	(76,463,000)	NZD	(76,463,000)	(1,584,788)	(794,689)	(790,099)
Put USD/Call JPY	HSBC Bank PLC		$157.200	08/20/2026	(183,707,000)		$(183,707,000)	(677,328)	(687,064)	9,736
Put USD/Call JPY	HSBC Bank PLC		161.100	08/28/2026	(92,639,000)		(92,639,000)	(1,004,021)	(1,075,353)	71,332
Put AUD/Call NZD	JPMorgan Securities, Inc.	AUD	1.211	07/07/2026	(31,566,000)	AUD	(31,566,000)	(6,119)	(130,648)	124,529
Put USD/Call KRW	JPMorgan Securities, Inc.		$1,490.000	07/03/2026	(22,383,500)		$(22,383,500)	(67)	(53,497)	53,430
Put EUR/Call CAD	MS & Co. Int. PLC	EUR	1.623	07/06/2026	(19,734,000)	EUR	(19,734,000)	(66,697)	(85,758)	19,061
Put EUR/Call PLN	MS & Co. Int. PLC		4.290	07/22/2026	(20,369,000)		(20,369,000)	(40,613)	(87,532)	46,919
Put EUR/Call USD	MS & Co. Int. PLC		1.145	07/24/2026	(78,273,000)		(78,273,000)	(551,633)	(183,089)	(368,544)
Put EUR/Call USD	MS & Co. Int. PLC		1.143	07/24/2026	(79,256,000)		(79,256,000)	(481,859)	(939,822)	457,963
Put NZD/Call USD	MS & Co. Int. PLC	NZD	0.596	07/08/2026	(228,218,000)	NZD	(228,218,000)	(6,335,004)	(2,015,913)	(4,319,091)
Put EUR/Call CAD	Royal Bank of Canada (UK)	EUR	1.618	07/27/2026	(20,492,000)	EUR	(20,492,000)	(95,061)	(128,193)	33,132
Put USD/Call CAD	Royal Bank of Canada (UK)		$1.413	07/09/2026	(22,955,000)		$(22,955,000)	(36,866)	(89,295)	52,429
Put AUD/Call NZD	Standard Chartered Bank	AUD	1.220	07/17/2026	(32,626,000)	AUD	(32,626,000)	(112,808)	(119,534)	6,726
Put USD/Call JPY	Standard Chartered Bank		$157.500	07/22/2026	(90,722,000)		$(90,722,000)	(139,168)	(289,766)	150,598
Put USD/Call KRW	Standard Chartered Bank		1,490.000	07/03/2026	(22,383,500)		(22,383,500)	(67)	(176,516)	176,449
Put AUD/Call NZD	UBS AG (London)	AUD	1.206	07/07/2026	(32,046,000)	AUD	(32,046,000)	(843)	(117,331)	116,488
Put NZD/Call USD	UBS AG (London)	NZD	0.577	07/15/2026	(230,999,000)	NZD	(230,999,000)	(2,216,030)	(892,082)	(1,323,948)

					(2,763,629,000)			$(26,172,206)	$(19,196,458)	$(6,975,748)

Total written option contracts					(3,137,428,000)			$(29,461,036)	$(21,670,931)	$(7,790,105)

TOTAL					312,544,000			$990,734	$(2,729,960)	$3,720,694

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PIK	— Payment in kind
PLC	— Public Limited Company
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 39	— CDX North America High Yield Index 39
CDX.NA.HY Ind 46	— CDX North America High Yield Index 46
CDX.NA.IG Ind 44	— CDX North America Investment Grade Index 44
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 38.2%
Collateralized Mortgage Obligations – 8.9%
Interest Only – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 5002, Class SJ (-1X 1 mo. USD Term SOFR + 5.986%)
$754,137	2.358	%(a)(b)	07/25/50	$ 77,676
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
321,173	2.293	(a)(b)	05/15/46	31,417
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
86,938	2.343	(a)(b)	03/15/44	7,306
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
250,968	2.358	(a)(b)	05/25/47	25,811
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
116,690	2.208	(a)(b)	02/25/42	9,809
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
77,106	2.347	(a)(b)(c)	10/20/43	2,911
Government National Mortgage Association REMICS Series 2015-129, Class IC
71,641	4.500	(c)(d)	09/16/45	13,166
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
115,639	2.297	(a)(b)(c)	01/20/49	11,825
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
78,744	2.347	(a)(b)(c)	06/20/49	8,018
Government National Mortgage Association REMICS Series 2020-78, Class DI
439,365	4.000	(c)(d)	06/20/50	95,111
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
181,694	2.297	(a)(b)(c)	08/20/43	16,246
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
110,824	2.497	(a)(b)(c)	09/20/45	12,156
Government National Mortgage Association REMICS Series 2016-27, Class IA
72,034	4.000	(c)(d)	06/20/45	9,203
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
230,494	2.447	(a)(b)(c)	09/20/48	24,841
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
213,692	2.497	(a)(b)(c)	02/20/40	19,993
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
83,291	2.447	(a)(b)(c)	01/20/46	8,834
Government National Mortgage Association REMICS Series 2019-151, Class IA
1,039,973	3.500	(c)(d)	12/20/49	197,522
Government National Mortgage Association REMICS Series 2016-138, Class GI
195,913	4.000	(c)(d)	10/20/46	38,745

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
$67,208	2.497	%(a)(b)(c)	11/20/45	$ 6,949

				617,539

Regular Floater(b) – 0.6%
Chase Home Lending Mortgage Trust Series 2026-4, Class A11 (1 mo. USD Term SOFR + 1.300%)
1,910,329	4.928	(c)(e)	02/25/57	1,914,977
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
676,342	4.628		02/25/55	677,234
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class M2 (1 mo. USD Term SOFR + 1.450%)
266,054	5.078	(c)(e)	10/25/44	266,081
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class A1 (1 mo. USD Term SOFR + 1.050%)
280,125	4.678	(c)(e)	10/25/44	280,600
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
1,497,928	4.628		03/25/55	1,509,151

				4,648,043

Sequential Fixed Rate – 4.5%
Angel Oak Mortgage Trust Series 2025-7, Class A1
1,869,771	5.509	(c)(e)(f)	06/25/70	1,874,735
Angel Oak Mortgage Trust Series 2025-12, Class A1A
1,989,163	5.039	(c)(e)(f)	12/25/70	1,984,211
CIM Trust Series 2025-I1, Class A2
767,386	5.908	(c)(e)(f)	10/25/69	769,721
COLT Mortgage Loan Trust Series 2025-6, Class A1
1,613,643	5.529	(c)(e)(f)	08/25/70	1,618,398
COLT Mortgage Loan Trust Series 2025-7, Class A1
2,449,930	5.470	(c)(e)(f)	06/25/70	2,455,296
Federal National Mortgage Association REMICS Series 2011-99, Class DB
90,603	5.000		10/25/41	91,021
Federal National Mortgage Association REMICS Series 2012-111, Class B
13,032	7.000		10/25/42	13,859
Federal National Mortgage Association REMICS Series 2012-153, Class B
53,213	7.000		07/25/42	56,631
Federal National Mortgage Association REMICS Series 2011-52, Class GB
106,456	5.000		06/25/41	106,977
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
1,450,935	5.853	(c)(e)(f)	11/25/64	1,457,014
JP Morgan Mortgage Trust Series 2025-VIS1, Class A1A
1,280,407	5.493	(c)(e)(f)	08/25/55	1,282,335
MFA Trust Series 2025-NQM5, Class A1A
5,261,908	5.186	(c)(e)(f)	11/25/70	5,234,832
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
1,335,325	5.562	(c)(e)(f)	03/25/70	1,338,124
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3, Class A1A
2,311,419	4.912	(c)(e)(f)	09/25/70	2,294,122

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
New Residential Mortgage Loan Trust Series 2025-NQM1, Class A1
$839,156	5.643	%(c)(e)(f)	01/25/65	$ 842,939
OBX Trust Series 2024-NQM2, Class A1
828,306	5.878	(c)(e)(f)	12/25/63	829,157
OBX Trust Series 2024-NQM14, Class A1
1,865,048	4.944	(c)(e)(f)	09/25/64	1,858,768
OBX Trust Series 2025-NQM3, Class A1
2,067,674	5.648	(c)(e)(f)	12/01/64	2,075,453
OBX Trust Series 2025-NQM11, Class A1A
1,768,219	5.418	(c)(e)(f)	05/25/65	1,771,487
OBX Trust Series 2025-NQM21, Class A1A
1,914,054	4.989	(c)(e)(f)	10/25/65	1,900,710
OBX Trust Series 2025-NQM15, Class A1A
1,834,234	5.143	(c)(e)(f)	07/27/65	1,830,513
Santander Mortgage Asset Receivable Trust Series 2025-NQM1, Class A1
1,260,503	5.545	(c)(e)(f)	01/25/65	1,262,621
Verus Securitization Trust Series 2023-INV2, Class A3
464,386	7.079	(c)(e)(f)	08/25/68	462,903
Verus Securitization Trust Series 2025-1, Class A1A
2,071,074	5.620	(c)(e)(f)	01/25/70	2,078,846

				35,490,673

Sequential Floating Rate(b)(c) – 3.7%
Angel Oak Mortgage Trust Series 2021-4, Class A1
825,263	1.035	(e)	01/20/65	702,500
Angel Oak Mortgage Trust Series 2021-3, Class A1
511,468	1.068	(e)	05/25/66	443,800
Angel Oak Mortgage Trust Series 2019-6, Class B1
1,825,000	3.941	(e)	11/25/59	1,772,038
Angel Oak Mortgage Trust Series 2025-11, Class A1
20,495	4.975	(e)	10/25/70	20,348
Angel Oak Mortgage Trust Series 2025-12, Class A1
1,825,349	5.039	(e)	12/25/70	1,819,925
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
275,000	6.000	(e)	02/25/55	275,926
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
425,000	5.500	(e)	02/25/55	420,540
COLT Mortgage Loan Trust Series 2021-HX1, Class A3
1,800,942	1.451	(e)	10/25/66	1,566,002
COLT Mortgage Loan Trust Series 2025-10, Class A1
2,141,821	5.088	(e)	10/25/70	2,134,622
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (1 yr. MTA + 1.500%)
26,489	5.244		09/25/35	23,948
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
32,952	5.278	(e)	01/25/34	33,047
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
750,783	4.828	(e)	05/25/44	751,621
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
115,193	5.178	(e)	10/25/41	115,347

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$270,500	5.278	%(e)	12/25/41	$ 271,333
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
224,557	6.628	(e)	04/25/42	227,240
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
450,000	5.428	(e)	01/25/44	453,131
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,845,000	5.428	(e)	02/25/44	1,855,292
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
1,590,947	5.278	(e)	05/25/44	1,595,167
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	5.578	(e)	03/25/44	251,976
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
813,035	5.328	(e)	07/25/44	814,949
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
463,770	5.228	(e)	09/25/44	464,530
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03, Class 2A1 (1 mo. USD Term SOFR + 1.450%)
674,763	5.078	(e)	03/25/45	678,112
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1M2 (1 mo. USD Term SOFR + 1.500%)
1,850,000	5.128	(e)	01/25/45	1,852,754
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01, Class 2M2 (1 mo. USD Term SOFR + 1.350%)
1,380,000	4.978	(e)	01/25/46	1,377,599
GCAT Trust Series 2021-NQM5, Class A2
1,260,098	1.417	(e)	07/25/66	1,055,428
HarborView Mortgage Loan Trust Series 2006-6, Class 3A1A
132,836	4.643		08/19/36	98,562
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
867,412	2.520	(e)	05/25/52	716,364
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
286,697	3.508	(e)	07/25/52	258,314
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,079,668	5.990	(e)	07/25/64	1,083,065
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,504,015	3.000	(e)	05/25/54	1,356,461
JP Morgan Mortgage Trust Series 2024-4, Class A5A
700,000	6.000	(e)	10/25/54	705,320

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
JP Morgan Mortgage Trust Series 2024-1, Class A4
$265,604	6.000	%(e)	06/25/54	$ 265,717
MFA Trust Series 2025-NQM4, Class A1
1,442,661	5.229	(e)	08/25/70	1,436,747
Mill City Mortgage Loan Trust Series 2017-2, Class A3
76,211	3.250	(e)	07/25/59	74,715
Sequoia Mortgage Trust Series 2004-10, Class A3A (6 mo. USD Term SOFR + 1.088%)
22,052	4.776		11/20/34	20,422
Towd Point Mortgage Trust Series 2020-1, Class A2A
530,000	3.100	(e)	01/25/60	484,161
Verus Securitization Trust Series 2021-8, Class A1
89,736	2.824	(e)	11/25/66	81,032
Verus Securitization Trust Series 2025-9, Class A1
2,124,316	4.935	(e)	10/27/70	2,106,535

				29,664,590

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 70,420,845

Commercial Mortgage-Backed Securities – 12.5%
Regular Floater(b)(e) – 0.6%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,600,000	5.118%		11/15/41	$ 1,601,427
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
2,350,000	5.758		11/15/29	2,365,222
WCORE Commercial Mortgage Trust Series 2024-CORE, Class A (1 mo. USD Term SOFR + 1.492%)
900,000	5.118		11/15/41	901,673

				4,868,322

Sequential Fixed Rate – 2.7%
Bank Series 2024-BNK47, Class A5
1,250,000	5.716	(c)	06/15/57	1,301,941
Bank5 Series 2024-5YR7, Class A3
1,200,000	5.769	(c)	06/15/57	1,226,348
Bank5 Series 2024-5YR11, Class AS
575,000	6.139	(c)	11/15/57	588,854
Bank5 Series 2025-5YR14, Class A3
1,500,000	5.646	(c)	04/15/58	1,536,112
Bank5 Series 2026-5YR20, Class A3
1,600,000	5.104	(c)	02/15/59	1,610,659
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,125,000	5.754	(c)	07/15/56	1,169,507
BMO Mortgage Trust Series 2023-C7, Class A5
2,300,000	6.160	(c)	12/15/56	2,436,188
BWAY Mortgage Trust Series 2013-1515, Class A2
985,163	3.454	(c)(e)	03/10/33	949,174
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(e)	09/15/50	298,861
COMM Mortgage Trust Series 2024-277P, Class A
1,825,000	6.338	(e)	08/10/44	1,886,186
DOLP Trust Series 2021-NYC, Class A
700,000	2.956	(e)	05/10/41	623,500

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
$1,300,000	3.598	%(c)(e)	06/05/39	$ 1,214,873
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
1,600,000	6.234	(e)	06/05/42	1,642,295
ROCK Trust Series 2024-CNTR, Class A
3,325,000	5.388	(e)	11/13/41	3,358,049
ROCK Trust Series 2024-CNTR, Class D
1,750,000	7.109	(e)	11/13/41	1,808,812

				21,651,359

Sequential Floating Rate – 9.2%
ALA Trust Series 2025-OANA, Class A (1 mo. USD Term SOFR + 1.743%)
1,950,000	5.369	(b)(e)	06/15/40	1,957,236
Bank5 Series 2024-5YR10, Class AS
400,000	5.637	(c)	10/15/57	403,495
Bank5 Series 2025-5YR16, Class AS
2,200,000	5.751	(b)(c)	08/15/63	2,233,127
Bank5 Series 2026-5YR22, Class A3
1,750,000	5.713	(b)(c)	06/15/59	1,804,932
Bank5 Trust Series 2025-5YR13, Class AS
1,050,000	6.096	(b)(c)	01/15/58	1,076,406
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,775,000	4.545	(b)(e)	03/15/37	1,687,021
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
275,000	4.794	(b)(e)	03/15/37	255,659
BFLD Commercial Mortgage Trust Series 2025-5MW, Class A
2,550,000	4.830	(b)(e)	10/10/42	2,519,763
BFLD Commercial Mortgage Trust Series 2025-660F, Class B (1 mo. USD Term SOFR + 1.800%)
2,250,000	5.425	(b)(e)	11/15/42	2,258,356
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
1,750,000	5.525	(b)(e)	06/15/42	1,750,681
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
1,800,000	5.548	(b)(e)	06/15/44	1,823,070
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
1,700,000	5.591	(b)(e)	11/13/46	1,691,743
BX Commercial Mortgage Trust Series 2026-CSMO, Class A (1 mo. USD Term SOFR + 1.400%)
1,750,000	5.025	(b)(e)	02/15/43	1,753,427
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
2,050,000	5.267	(b)(e)	02/15/41	2,050,953
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
1,445,932	4.769	(b)(e)	03/15/30	1,443,368
BX Trust Series 2025-TAIL, Class A (1 mo. USD Term SOFR + 1.400%)
1,550,000	5.025	(b)(e)	06/15/35	1,550,558
Durst Commercial Mortgage Trust Series 2025-151, Class A
1,850,000	5.317	(b)(e)	08/10/42	1,857,351
Durst Commercial Mortgage Trust Series 2025-151, Class B
2,250,000	5.768	(b)(e)	08/10/42	2,267,694

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Durst Commercial Mortgage Trust Series 2025-151, Class C
$1,025,000	6.019	%(b)(e)	08/10/42	$ 1,037,323
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
602,712	4.272	(b)(c)	02/25/33	603,263
Houston Galleria Mall Trust Series 2025-HGLR, Class A
975,000	5.644	(b)(e)	02/05/45	996,285
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
750,000	6.551	(b)(e)	01/13/40	766,219
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
3,100,000	5.649	(b)(e)	01/13/40	3,151,380
IRV Trust Series 2025-200P, Class A
2,100,000	5.471	(b)(c)(e)	03/14/47	2,114,033
IRV Trust Series 2025-200P, Class C
675,000	5.921	(b)(c)(e)	03/14/47	671,123
IRV Trust Series 2025-200P, Class D
750,000	6.371	(b)(c)(e)	03/14/47	758,651
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
962,757	4.982	(b)(e)	04/15/37	949,264
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
550,000	5.990	(b)(e)	10/05/39	553,384
KRE Commercial Mortgage Trust Series 2025-AIP4, Class A (1 mo. USD Term SOFR + 1.300%)
1,588,438	4.925	(b)(e)	03/15/42	1,586,339
LBTY Commercial Mortgage Trust Series 2026-225L, Class A
1,450,000	4.746	(b)(e)	02/10/43	1,424,588
LBTY Commercial Mortgage Trust Series 2026-225L, Class B
1,000,000	5.048	(b)(e)	02/10/43	983,099
LEX Mortgage Trust Series 2024-BBG, Class A
1,875,000	5.036	(b)(c)(e)	10/13/33	1,867,237
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
1,450,000	6.571	(b)(e)	10/15/42	1,460,555
Manhattan West Mortgage Trust Series 2026-2MW, Class A
1,900,000	5.499	(b)(e)	06/10/48	1,913,784
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
850,000	6.014	(b)(c)	12/15/56	896,280
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
1,200,000	5.318	(b)(e)	02/15/42	1,199,941
NYC Commercial Mortgage Trust Series 2025-300P, Class A
1,850,000	4.879	(b)(e)	07/13/42	1,829,897
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
2,200,000	5.368	(b)(e)	10/15/40	2,208,676
NYC Commercial Mortgage Trust Series 2025-11X, Class B (1 mo. USD Term SOFR + 2.093%)
1,300,000	5.718	(b)(e)	10/15/40	1,303,856
NYC Commercial Mortgage Trust Series 2026-9W57, Class A
3,300,000	5.053	(b)(c)(e)	06/06/40	3,284,810
NYC Commercial Mortgage Trust Series 2026-9W57, Class B
1,400,000	5.353	(b)(c)(e)	06/06/40	1,393,144
PENN Commercial Mortgage Trust Series 2025-P11, Class A
2,000,000	5.522	(b)(e)	08/10/42	2,018,608

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
SCG Trust Series 2025-SNIP, Class A (1 mo. USD Term SOFR + 1.500%)
$2,550,000	5.125	%(b)(e)	09/15/42	$ 2,555,926
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
350,000	5.767	(b)(e)	04/15/42	348,639
UBS Commercial Mortgage Trust Series 2017-C2, Class AS
2,325,000	3.740	(b)(c)	08/15/50	2,290,142
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,600,000	5.484	(b)(e)	07/15/35	1,601,072
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,000,000	5.935	(b)(e)	07/15/35	1,000,316

				73,152,674

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 99,672,355

Federal Agencies – 16.8%
Federal Home Loan Mortgage Corp. – 0.0%
$374	5.000%		01/01/33	$ 376
59	5.000		06/01/33	59
1,052	5.000		07/01/33	1,059
1,391	5.000		08/01/33	1,401
269	5.000		10/01/33	271
750	5.000		11/01/33	756
291	5.000		12/01/33	293
969	5.000		02/01/34	976
517	5.000		03/01/34	522
630	5.000		04/01/34	634
949	5.000		05/01/34	956
18,612	5.000		06/01/34	18,745
342	5.000		11/01/34	345
4,169	5.000		04/01/35	4,198
1	5.000		11/01/35	1
5,281	5.000		01/01/40	5,311
3,568	4.000		06/01/40	3,452
27,260	4.000		02/01/41	26,429
2,677	4.000		11/01/41	2,583

				68,367

Government National Mortgage Association – 4.1%
127,856	4.000		11/20/44	121,958
12,027	4.000		05/20/45	11,464
276,221	4.000		07/20/45	263,106
191,529	4.000		01/20/46	182,285
62,873	4.500		02/20/48	61,751
21,646	4.500		03/20/48	21,240
75,509	4.500		04/20/48	74,021
173,921	4.500		05/20/48	170,493
698,901	4.000		07/20/48	661,992
240,227	4.500		08/20/48	235,267
134,282	5.000		08/20/48	135,214
705,635	4.000		09/20/48	669,899
157,254	5.000		09/20/48	158,347
155,630	5.000		10/20/48	156,614
625,407	5.000		11/20/48	629,361
261,628	5.000		12/20/48	263,118
873,723	4.500		01/20/49	854,590

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$444,801	5.000%	01/20/49	$ 447,057
235,216	4.500	02/20/49	229,992
166,762	4.500	03/20/49	163,110
248,801	5.000	03/20/49	250,219
493,043	3.000	08/20/49	440,736
367,716	4.500	10/20/49	359,663
142,169	4.500	12/20/49	139,056
1,602,237	3.000	03/20/50	1,427,340
597,206	3.000	07/20/51	530,552
302,750	2.500	09/20/51	258,906
709,192	2.500	10/20/51	608,483
442,276	2.500	11/20/51	379,332
649,570	3.000	12/20/51	576,868
1,359,370	2.500	12/20/51	1,164,857
8,018,843	4.500	10/20/52	7,781,574
2,000,000	2.000	TBA-30yr(g)	1,638,288
1,000,000	5.500	TBA-30yr(g)	1,004,861
9,000,000	6.000	TBA-30yr(g)	9,167,399
1,000,000	6.500	TBA-30yr(g)	1,036,287

			32,275,300

Uniform Mortgage-Backed Security – 12.7%
93,069	4.500	07/01/36	92,568
3,730	4.500	12/01/36	3,711
3,664	4.500	05/01/38	3,626
5,985	4.500	05/01/39	5,933
4,959	4.500	06/01/39	4,916
3,644	4.500	09/01/39	3,606
5,925	4.500	10/01/39	5,863
2,762	4.500	03/01/40	2,733
34,283	4.500	04/01/40	33,929
3,486	4.500	12/01/40	3,450
35,714	4.500	01/01/41	35,345
11,230	4.500	04/01/41	11,099
16,612	4.500	06/01/41	16,418
16,169	4.500	07/01/41	15,980
24,449	4.500	08/01/41	24,184
67,116	4.500	09/01/41	66,333
39,299	4.500	10/01/41	38,841
47,358	4.500	11/01/41	46,806
44,182	4.500	12/01/41	43,667
34,029	4.500	01/01/42	33,632
2,879	4.500	03/01/42	2,851
7,238	4.500	04/01/42	7,157
22,716	3.000	12/01/42	21,022
55,174	3.000	01/01/43	50,778
70,513	3.000	04/01/43	64,542
162,209	4.500	06/01/45	159,685
1,239,826	4.000	08/01/45	1,191,465
649,056	4.500	11/01/47	634,652
2,035,038	4.000	01/01/48	1,933,242
11,351	4.500	08/01/48	11,031
198,355	4.500	09/01/48	193,830
132,515	5.000	11/01/48	133,098
671,493	3.000	02/01/49	604,864
9,490	4.500	03/01/49	9,209
73,395	3.500	07/01/49	67,766
677,647	4.000	07/01/49	643,294

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
	$307,859	4.500%	10/01/50	$ 299,200
	1,955,119	3.000	12/01/50	1,735,603
	120,291	2.500	03/01/51	102,799
	5,007,324	2.000	03/01/51	4,052,054
	2,136,682	2.500	05/01/51	1,813,907
	611,217	2.000	07/01/51	492,484
	802,440	2.000	08/01/51	646,280
	2,140,898	2.500	09/01/51	1,822,508
	595,090	2.500	10/01/51	507,626
	621,624	2.500	11/01/51	530,261
	1,570,806	2.000	01/01/52	1,271,795
	680,511	2.000	02/01/52	546,655
	1,116,683	2.500	02/01/52	939,212
	385,459	2.000	03/01/52	309,724
	4,992,697	2.500	03/01/52	4,199,235
	822,927	4.500	04/01/52	795,419
	921,031	2.000	04/01/52	740,066
	722,565	3.000	08/01/52	641,437
	695,461	5.500	09/01/52	708,823
	321,324	2.500	09/01/52	270,354
	1,462,633	5.500	11/01/52	1,490,734
	1,986,154	6.000	11/01/52	2,063,403
	1,287,982	6.000	12/01/52	1,335,650
	640,168	6.000	01/01/53	664,060
	697,496	5.500	04/01/53	706,756
	4,496,942	4.500	05/01/53	4,375,015
	402,861	2.500	01/01/54	338,894
	18,000,000	2.500	TBA-30yr(g)	15,036,329
	5,000,000	4.000	TBA-30yr(g)	4,671,289
	11,000,000	5.500	TBA-30yr(g)	11,036,523
	15,000,000	6.000	TBA-30yr(g)	15,323,437
	8,000,000	4.500	TBA-30yr(g)	7,903,438
	7,000,000	6.500	TBA-30yr(g)	7,240,078

				100,832,174

TOTAL FEDERAL AGENCIES				$ 133,175,841

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $305,210,402)				$ 303,269,041

Sovereign Debt Obligations – 27.9%
British Pound – 0.7%
U.K. Gilts
GBP	1,990,000	3.500%	01/22/45	$ 2,065,726
	840,000	1.500	07/31/53	489,153
	220,000	1.750	07/22/57	130,551
	3,330,000	3.500	07/22/68	3,035,769

				5,721,199

Canadian Dollar – 0.8%
Province of British Columbia
CAD	2,000,000	4.950	06/18/40	1,519,619
Province of Ontario
	2,300,000	4.650	06/02/41	1,695,797

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Canadian Dollar – (continued)
Province of Quebec
GBP	2,390,000	2.250%		09/15/26	$ 3,158,137

					6,373,553

Chinese Yuan Renminbi – 2.0%
China Government Bonds
CNY	58,720,000	1.650		05/15/35	8,614,180
	23,780,000	1.980		04/25/45	3,392,942
	26,320,000	1.880		04/25/55	3,596,127

					15,603,249

Colombia Peso – 0.3%
Colombia TES
COP	3,681,200,000	12.500		02/27/30	1,080,637
	1,586,200,000	7.750		09/18/30	397,626
	1,759,700,000	11.750		01/24/35	504,987
	890,400,000	9.250		05/28/42	211,401

					2,194,651

Euro – 17.6%
European Financial Stability Facility(h)
EUR	1,170,000	0.875		04/10/35	1,107,453
European Union
	6,632,868	1.625		12/04/29	7,316,718
	820,000	0.200		06/04/36	699,841
Finland Government Bonds
	1,190,000	1.500		09/15/32	1,252,795
France Treasury Bills BTF(i)
	69,460,000	0.000		08/05/26	79,192,767
French Republic Government Bonds OAT
	7,350,000	3.500		11/25/33	8,503,590
	1,760,000	1.250		05/25/34	1,719,244
	1,030,000	4.500		04/25/41	1,247,914
	310,000	3.250		05/25/45	313,185
	210,000	2.000		05/25/48	163,396
	800,000	1.750		05/25/66	461,272
Indonesia Government International Bonds(c)
	1,250,000	4.100		03/04/34	1,406,826
Ireland Government Bonds
	430,000	0.200		10/18/30	443,513
	920,000	0.350		10/18/32	905,034
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000	(i)	08/01/26	6,157,576
	3,220,000	0.900		04/01/31	3,345,876
	1,680,000	6.000		05/01/31	2,180,053
	1,130,000	3.250		03/01/38	1,232,249
	1,370,000	4.450		09/01/43	1,636,586
	1,170,000	2.150		09/01/52	886,446
	357,000	4.500		10/01/53	417,702
	100,000	2.800		03/01/67	81,581
Kingdom of Belgium Government Bonds
	1,690,000	0.350		06/22/32	1,657,198
	250,000	2.150		06/22/66	169,048
Netherlands Government Bonds
	709,181	2.500		07/15/34	789,663
	673,445	0.000	(i)	01/15/38	538,419
	838,544	3.750		01/15/42	1,011,392
	687,236	2.000		01/15/54	585,864

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
Portugal Obrigacoes do Tesouro OT
EUR	1,200,000	1.950%		06/15/29	$ 1,346,878
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,342,457
Republic of Austria Government Bonds
	1,270,000	0.000	(i)	10/20/28	1,368,288
	280,000	2.100	(j)	09/20/17	189,765
	280,000	0.850	(k)	06/30/20	97,700
Romania Government International Bonds
	630,000	2.124		07/16/31	640,569
	610,000	4.625	(e)	03/04/33	675,749
	1,130,000	5.375	(e)	06/07/33	1,304,062
Spain Government Bonds
	870,000	1.250		10/31/30	934,567
	3,430,000	2.550		10/31/32	3,833,015
	650,000	0.850		07/30/37	567,920
	700,000	2.900		10/31/46	694,092
	1,110,000	3.450		07/30/66	1,120,036

					139,538,299

Indonesia Rupiah – 0.3%
Indonesia Treasury Bonds
IDR	10,285,000,000	6.500		07/15/30	562,281
	7,702,000,000	6.500		02/15/31	418,915
	7,391,000,000	6.375		04/15/32	397,867
	12,788,000,000	6.750		07/15/35	694,093
	5,281,000,000	7.125		06/15/38	292,403

					2,365,559

Israeli Shekel – 0.2%
Israel Government Bonds
ILS	2,430,000	2.000		03/31/27	808,408
	2,500,000	1.300		04/30/32	743,642

					1,552,050

Japanese Yen – 3.6%
Japan Government Five Year Bonds
JPY	958,350,000	1.100		12/20/29	5,787,351
Japan Government Forty Year Bonds
	292,700,000	2.200		03/20/64	1,218,091
	249,100,000	3.100		03/20/65	1,308,367
Japan Government Ten Year Bonds
	245,900,000	0.200		06/20/32	1,353,595
	768,800,000	1.400		03/20/35	4,319,550
Japan Government Thirty Year Bonds
	1,442,900,000	1.400		09/20/52	5,246,070
Japan Government Twenty Year Bonds
	903,000,000	1.100		09/20/42	3,987,317
	1,167,350,000	1.600		03/20/44	5,396,396

					28,616,737

Mexican Peso – 0.2%
Mexico Bonos
MXN	39,000,000	7.750		11/23/34	2,072,927

Peruvian Nuevo Sol – 0.0%
Peru Government Bonds
PEN	500,000	7.600		08/12/39	156,553

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Romania New Leu – 0.1%
Romania Government Bonds
RON	1,375,000	6.700%		02/25/32	$ 300,594
	2,165,000	6.750		04/25/35	473,769
	990,000	6.900		10/29/36	217,931

					992,294

Singapore Dollar – 0.2%
Singapore Government Bonds
SGD	1,320,000	3.375		09/01/33	1,116,269
	790,000	2.750		03/01/35	647,189

					1,763,458

South Korean Won – 0.4%
Korea Treasury Bonds
KRW	2,598,070,000	1.875		06/10/29	1,589,850
	2,641,660,000	1.375		12/10/29	1,570,277

					3,160,127

Thailand Baht – 0.2%
Thailand Government Bonds
THB	6,350,000	2.650		06/17/28	196,169
	6,710,000	2.875		12/17/28	209,518
	70,000	3.390		06/17/37	2,346
	9,116,000	3.450		06/17/43	294,434
	17,150,000	4.000		06/17/55	600,224

					1,302,691

United States Dollar – 1.3%
Chile Government International Bonds(c)
	$430,000	3.100		05/07/41	329,165
Export-Import Bank of Korea
	390,000	5.000		01/11/28	394,107
	330,000	5.125		01/11/33	340,989
Hungary Government International Bonds
	2,040,000	6.125		05/22/28	2,088,450
Korea Hydro & Nuclear Power Co. Ltd.(e)
	630,000	4.250		07/27/27	630,019
Mexico Government International Bonds(c)
	930,000	5.625		02/09/34	915,306
	710,000	6.750		02/09/56	697,220
	1,291,000	3.771		05/24/61	774,084
	1,410,000	3.750		04/19/71	808,635
Panama Government International Bonds(c)
	200,000	6.875		01/31/36	218,276
Peru Government International Bonds(c)
	10,000	2.780		12/01/60	5,474
	100,000	3.230	(l)	07/28/21	55,501
Philippines Government International Bonds
	470,000	3.700		03/01/41	383,069
Republic of Poland Government International Bonds(c)
	600,000	5.125		09/18/34	603,804
	650,000	5.500		03/18/54	618,520
Romania Government International Bonds
	240,000	3.000	(e)	02/27/27	236,700
	70,000	6.375		01/30/34	70,980
Saudi Government International Bonds
	830,000	4.875		07/18/33	825,335

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations –(continued)
United States Dollar –(continued)
State of Israel
	$400,000	3.800%		05/13/60	$ 270,464
Uruguay Government International Bonds(c)
	31,914	4.375		01/23/31	31,962
	57,058	5.442		02/14/37	58,610

					10,356,670

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $237,772,033)					$221,770,017

Corporate Obligations – 24.3%
Aerospace & Defense(c) – 0.9%
Boeing Co.
	$4,954,000	5.150%		05/01/30	$ 5,014,043
	1,634,000	6.528		05/01/34	1,776,517
L3Harris Technologies, Inc.
	50,000	4.400		06/15/28	49,829

					6,840,389

Agriculture(c) – 0.3%
Altria Group, Inc.
	875,000	4.500		08/06/30	868,175
BAT Capital Corp.
	50,000	3.557		08/15/27	49,512
BAT International Finance PLC
GBP	948,000	2.250		06/26/28	1,196,713
EUR	200,000	2.250		01/16/30	221,050

					2,335,450

Automotive(c) – 0.6%
Ford Motor Credit Co. LLC
	$975,000	5.800		03/05/27	979,904
	818,000	5.850		05/17/27	823,931
General Motors Financial Co., Inc.
	650,000	5.000		04/09/27	652,392
Hyundai Capital America(e)
	941,000	1.650		09/17/26	935,514
Traton Finance Luxembourg SA
EUR	1,000,000	3.375		01/14/28	1,144,805

					4,536,546

Banks – 10.2%
Australia & New Zealand Banking Group Ltd.(b)(c) (5 yr. EURIBOR ICE Swap + 1.320%)
	715,000	3.706		07/31/35	817,114
Banco Bilbao Vizcaya Argentaria SA
	$1,600,000	4.150		03/03/29	1,577,040
Banco Santander SA
	1,000,000	3.800		02/23/28	987,290
(1 yr. CMT + 1.250%)
	1,000,000	5.552	(b)(c)	03/14/28	1,006,460
Bank of America Corp.(b)(c)
(Secured Overnight Financing Rate + 1.570%)
	2,993,000	5.819		09/15/29	3,062,617
(Secured Overnight Financing Rate + 1.630%)
	2,125,000	5.202		04/25/29	2,144,975

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 2.150%)
	$375,000	2.592%	04/29/31	$ 346,058
Bank of Ireland Group PLC(b)(c) (5 yr. EUR Swap + 4.150%)
EUR	400,000	6.750	03/01/33	477,908
Barclays PLC(b)(c)
(1 yr. EUR Swap + 1.750%)
	1,671,000	4.918	08/08/30	1,995,259
(Secured Overnight Financing Rate + 1.230%)
	$1,250,000	5.367	02/25/31	1,267,450
(Secured Overnight Financing Rate + 1.490%)
	605,000	5.674	03/12/28	609,876
(Secured Overnight Financing Rate + 1.560%)
	639,000	4.942	09/10/30	640,291
(Secured Overnight Financing Rate + 1.740%)
	573,000	5.690	03/12/30	585,062
BPCE SA
EUR	300,000	1.750	04/26/27	340,147
CaixaBank SA(b)(c)
(-1X 3 mo. EUR EURIBOR + 1.000%)
	300,000	0.750	05/26/28	336,325
(3 mo. EUR EURIBOR + 0.620%)
	300,000	0.625	01/21/28	338,759
Citigroup, Inc.(b)(c)
(3 mo. EUR EURIBOR + 0.784%)
	1,418,000	2.928	10/22/30	1,602,579
(Secured Overnight Financing Rate + 1.364%)
	$1,750,000	5.174	02/13/30	1,768,585
Danske Bank AS (b)(c)(e) (1 yr. CMT + 1.750%)
	1,275,000	4.298	04/01/28	1,273,343
Deutsche Bank AG(b)(c) (3 mo. EUR EURIBOR + 2.950%)
EUR	2,100,000	5.000	09/05/30	2,513,458
HSBC Holdings PLC(b)(c) (Secured Overnight Financing Rate + 1.040%)
	$975,000	5.130	11/19/28	981,464
Huntington Bancshares, Inc.(b)(c)
(Secured Overnight Financing Rate + 1.276%)
	750,000	5.272	01/15/31	758,670
(Secured Overnight Financing Rate + 2.020%)
	817,000	6.208	08/21/29	840,987
ING Groep NV(b)(c)
(-1X 5 yr. EUR Swap + 1.150%)
EUR	700,000	1.000	11/16/32	777,889
(Secured Overnight Financing Rate + 1.830%)
	$400,000	4.017	03/28/28	398,488
Intesa Sanpaolo SpA(b)(c)(e) (1 yr. CMT + 0.950%)
	1,325,000	5.200	06/29/32	1,329,373
JPMorgan Chase & Co.(b)(c)
(Secured Overnight Financing Rate + 0.930%)
	3,500,000	4.255	10/22/31	3,422,370
(Secured Overnight Financing Rate + 1.160%)
	1,750,000	5.581	04/22/30	1,788,203
(Secured Overnight Financing Rate + 1.560%)
	3,125,000	4.323	04/26/28	3,119,187
Kreditanstalt fuer Wiederaufbau(h)
EUR	3,500,000	3.125	10/10/28	4,042,890
	4,070,000	2.625	04/26/29	4,646,894

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
M&T Bank Corp.(b)(c)
(5 yr. CMT + 1.430%)
	$275,000	5.400%		07/30/35	$ 274,695
(Secured Overnight Financing Rate + 0.930%)
	525,000	4.833		01/16/29	526,118
(Secured Overnight Financing Rate + 1.400%)
	1,650,000	5.179		07/08/31	1,662,194
(Secured Overnight Financing Rate + 1.610%)
	1,200,000	5.385		01/16/36	1,199,556
(Secured Overnight Financing Rate + 2.800%)
	630,000	7.413		10/30/29	666,679
Macquarie Group Ltd.(b)(c)(e) (3 mo. USD Term SOFR + 1.634%)
	380,000	3.763		11/28/28	374,893
Morgan Stanley(b)(c)
(3 mo. EUR EURIBOR + 0.699%)
EUR	620,000	3.485		06/11/30	712,379
(Secured Overnight Financing Rate + 0.913%)
	$2,500,000	4.133		10/18/29	2,465,675
(Secured Overnight Financing Rate + 1.100%)
	1,141,000	4.654		10/18/30	1,134,827
(Secured Overnight Financing Rate + 1.450%)
	1,150,000	5.173		01/16/30	1,160,304
(Secured Overnight Financing Rate + 1.590%)
	3,325,000	5.164		04/20/29	3,351,101
NatWest Group PLC(b)(c)
(-1X 3 mo. EUR EURIBOR + 0.889%)
EUR	1,750,000	0.670		09/14/29	1,894,054
(-1X 3 mo. EUR EURIBOR + 0.949%)
	2,252,000	0.780		02/26/30	2,413,755
Nykredit Realkredit AS
	1,310,000	4.625		01/19/29	1,548,685
Permanent TSB Group Holdings PLC(b)(c)
(1 yr. EURIBOR ICE Swap + 3.500%)
	265,000	6.625		04/25/28	311,385
	1,020,000	6.625		06/30/29	1,238,712
Santander U.K. Group Holdings PLC(b)(c) (Secured Overnight Financing Rate + 1.070%)
	$600,000	4.320		09/22/29	593,946
Shinhan Bank Co. Ltd.(e)
	240,000	4.500		04/12/28	239,858
Skandinaviska Enskilda Banken AB(b)(c) (5 yr. EURIBOR ICE Swap + 1.900%)
EUR	1,325,000	5.000		08/17/33	1,564,980
Sumitomo Mitsui Financial Group, Inc.
	1,375,000	0.632		10/23/29	1,446,991
(Secured Overnight Financing Rate + 1.050%)
	$2,875,000	4.934	(b)(c)	07/07/32	2,865,512
U.S. Bancorp(b)(c)
(Secured Overnight Financing Rate + 1.560%)
	725,000	5.384		01/23/30	737,202
(Secured Overnight Financing Rate + 2.020%)
	225,000	5.775		06/12/29	229,766
UBS Group AG(b)(c)
(1 yr. CMT + 1.520%)
	1,112,000	5.428	(e)	02/08/30	1,127,490
(-1X 1 yr. EURIBOR ICE Swap + 0.770%)
EUR	509,000	0.650		01/14/28	574,750

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3 mo. USD Term SOFR + 1.410%)
	$2,800,000	3.869	%(e)	01/12/29	$ 2,767,800
(Secured Overnight Financing Rate + 1.730%)
	1,950,000	3.091	(e)	05/14/32	1,789,340
Wells Fargo & Co.(b)(c) (Secured Overnight Financing Rate + 1.500%)
	175,000	5.198		01/23/30	176,986

					80,846,644

Beverages(c) – 0.1%
Bacardi Ltd.(e)
	1,200,000	4.700		05/15/28	1,196,844
Constellation Brands, Inc.
	25,000	4.650		11/15/28	25,011

					1,221,855

Biotechnology(c) – 0.1%
Amgen, Inc.
	650,000	5.150		03/02/28	656,234

Building Materials(c) – 0.2%
Carrier Global Corp.
	145,000	2.493		02/15/27	143,380
Cemex SAB de CV
	460,000	5.750		06/05/36	458,390
Owens Corning
	975,000	3.500		02/15/30	934,596

					1,536,366

Chemicals(c)(e) – 0.1%
International Flavors & Fragrances, Inc.
	53,000	1.832		10/15/27	51,179
	600,000	2.300		11/01/30	541,056

					592,235

Commercial Services – 0.5%
DP World Crescent Ltd.
	200,000	4.848		09/26/28	198,334
	750,000	5.500	(e)	05/08/35	751,125
Motability Operations Group PLC(c)
EUR	1,247,000	3.625		07/24/29	1,441,350
Quanta Services, Inc.(c)
	$847,000	4.750		08/09/27	849,346
RELX Finance BV(c)
EUR	437,000	3.750		06/12/31	509,457

					3,749,612

Computers(c) – 0.1%
Dell International LLC/EMC Corp.
	$550,000	5.300		10/01/29	559,196

Diversified Financial Services – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(c)
	1,375,000	4.875		04/01/28	1,380,940
	244,000	3.000		10/29/28	234,979
	200,000	5.100		01/19/29	201,844
Ally Financial, Inc.(c)
	650,000	7.100		11/15/27	669,442

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Avolon Holdings Funding Ltd.(c)(e)
	$1,036,000	4.950%		01/15/28	$ 1,038,756
Compute Financing LLC
	4,200,000	0.000		06/15/34	4,187,553
Macquarie Airfinance Holdings Ltd.(c)(e)
	850,000	5.200		03/27/28	851,904
Nomura Holdings, Inc.
	1,025,000	5.166		07/14/31	1,027,716
Sumisho Air Lease Corp.(c)
	1,300,000	5.300		02/01/28	1,310,920

					10,904,054

Electrical – 0.8%
Dominion Energy, Inc.(c)
	925,000	4.600		05/15/28	925,407
DTE Energy Co.(c)
	700,000	4.950		07/01/27	703,409
E.ON International Finance BV
GBP	417,000	6.375		06/07/32	586,765
Electricite de France SA(c)(e)
	$1,450,000	4.500		09/21/28	1,445,404
Enel SpA(b)(c)
(-1X 5 yr. EUR Swap + 1.719%)
EUR	523,000	1.375		06/08/27	583,573
(5 yr. EUR Swap + 2.580%)
	935,000	3.375		08/24/26	1,068,416
Sempra(c)
	$700,000	3.400		02/01/28	686,819
Southern Power Co.(c)
	475,000	4.250		10/01/30	466,616
Teollisuuden Voima OYJ(c)
EUR	250,000	1.375		06/23/28	276,278

					6,742,687

Engineering & Construction(c) – 0.1%
Mexico City Airport Trust
	$540,000	3.875	(e)	04/30/28	526,770
	200,000	5.500	(e)	10/31/46	171,500
	200,000	5.500		07/31/47	171,270

					869,540

Environmental(c) – 0.1%
Veralto Corp.
	1,050,000	5.350		09/18/28	1,064,700

Food & Drug Retailing(c) – 0.9%
Campbell’s Co.
	1,000,000	5.200		03/21/29	1,008,920
J.M. Smucker Co.
	1,225,000	5.900		11/15/28	1,260,660
Mars, Inc.(e)
	875,000	4.800		03/01/30	877,572
	800,000	5.000		03/01/32	805,384
	3,575,000	5.200		03/01/35	3,589,014

					7,541,550

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food Service(c)(e) – 0.1%
Sodexo, Inc.
	$1,025,000	5.150%	08/15/30	$ 1,031,488

Gas(c) – 0.1%
NiSource, Inc.
	600,000	5.200	07/01/29	609,072
Southern Co. Gas Capital Corp.
	375,000	4.050	09/15/28	371,070

				980,142

Healthcare Providers & Services(c) – 0.3%
Cigna Group
	300,000	4.375	10/15/28	298,722
HCA, Inc.
	250,000	3.375	03/15/29	241,535
Solventum Corp.
	378,000	5.400	03/01/29	384,422
UnitedHealth Group, Inc.
	1,775,000	4.250	01/15/29	1,766,090

				2,690,769

Insurance(e) – 0.1%
Corebridge Global Funding
	925,000	5.200	06/24/29	933,806

Internet – 0.4%
Booking Holdings, Inc.(c)
EUR	729,000	3.500	03/01/29	841,460
Netflix, Inc.
	1,800,000	4.625	05/15/29	2,146,577
Prosus NV(c)(e)
	$200,000	3.832	02/08/51	134,000

				3,122,037

Iron/Steel(c) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650	10/15/27	1,229,534
Vale Overseas Ltd.
	350,000	6.400	06/28/54	356,650

				1,586,184

Lodging(c) – 0.3%
Choice Hotels International, Inc.
	248,000	3.700	01/15/31	234,053
Las Vegas Sands Corp.
	530,000	5.625	06/15/28	536,352
	200,000	6.000	06/14/30	205,461
Marriott International, Inc.
	515,000	5.000	10/15/27	518,507
	573,000	4.650	12/01/28	573,338
	135,000	4.875	05/15/29	135,992

				2,203,703

Machinery-Diversified(c) – 0.1%
Otis Worldwide Corp.
	225,000	5.250	08/16/28	227,898
Xylem, Inc.
	500,000	5.200	06/01/33	506,705

				734,603

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(c) – 0.0%
Comcast Corp.
	$300,000	4.150%		10/15/28	$ 297,294

Mining(c)(e) – 0.2%
Glencore Funding LLC
	775,000	4.875		03/12/29	778,348
	1,150,000	5.371		04/04/29	1,168,043

					1,946,391

Multi-National – 1.2%
Asian Development Bank
EUR	3,120,000	0.100		06/17/31	3,123,077
European Investment Bank
	1,240,000	0.875		01/14/28	1,380,284
	4,410,000	2.250		03/15/30	4,968,573

					9,471,934

Oil Field Services – 0.1%
BP Capital Markets PLC
	300,000	1.594		07/03/28	333,683
Saudi Arabian Oil Co.(c)(e)
	$330,000	5.750		07/17/54	313,186
TotalEnergies SE(b)(c) (5 yr. EUR Swap + 3.350%)
EUR	300,000	3.369		10/06/26	342,986

					989,855

Pharmaceuticals(c) – 0.5%
BMS Ireland Capital Funding DAC
	1,200,000	2.973		11/10/30	1,361,563
Cencora, Inc.
	900,000	2.875		05/22/28	1,024,916
CVS Health Corp.
	$325,000	4.780		03/25/38	304,668
Pfizer Netherlands International Finance BV
EUR	1,031,000	2.875		05/19/29	1,173,697

					3,864,844

Pipelines – 0.3%
Abu Dhabi Crude Oil Pipeline LLC(e)
	$250,000	4.600		11/02/47	223,694
Enbridge, Inc.(c)
	350,000	6.000		11/15/28	360,500
Energy Transfer LP(c)
	750,000	6.100		12/01/28	773,437
	250,000	5.250		04/15/29	253,365
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(e)	03/31/36	174,714
	526,324	2.940		09/30/40	437,312
Williams Cos., Inc.(c)
	350,000	2.600		03/15/31	316,806

					2,539,828

Real Estate(c) – 0.3%
Blackstone Property Partners Europe Holdings SARL
EUR	1,050,000	1.000		05/04/28	1,150,721
CBRE Services, Inc.
	$258,000	5.500		04/01/29	263,261

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(c) – (continued)
Logicor Financing SARL
EUR	550,000	3.250%		11/13/28	$ 626,469
	325,000	1.625		01/17/30	347,252

					2,387,703

Real Estate Investment Trust(c) – 0.1%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	110,488
Host Hotels & Resorts LP
	275,000	4.250		12/15/28	271,991
Realty Income Corp.
	300,000	2.100		03/15/28	288,270

					670,749

Retailing(c) – 0.3%
AutoNation, Inc.
	200,000	1.950		08/01/28	188,688
	2,150,000	4.450		01/15/29	2,128,822

					2,317,510

Semiconductors(c)(e) – 0.2%
Broadcom, Inc.
	1,531,000	3.137		11/15/35	1,298,594

Software(c) – 1.7%
Fidelity National Information Services, Inc.
	2,125,000	4.550		03/10/29	2,108,659
MSCI, Inc.(e)
	1,547,000	3.875		02/15/31	1,464,777
Oracle Corp.
	3,350,000	4.450		09/26/30	3,233,788
	4,050,000	4.950		02/04/31	3,966,975
	1,925,000	4.800		09/26/32	1,831,618
	1,175,000	5.350		05/04/33	1,141,172

					13,746,989

Sovereign(c)(e) – 0.3%
Eagle Funding Luxco SARL
	2,450,000	5.500		08/17/30	2,453,709

Telecommunication Services – 0.8%
NTT Finance Corp.(e)
	1,625,000	4.620		07/16/28	1,620,174
	725,000	4.876	(c)	07/16/30	723,506
Orange SA(c)(e)
	1,225,000	4.000		01/13/29	1,209,026
Rogers Communications, Inc.(c)
	1,074,000	5.000		02/15/29	1,080,691
Telefonica Emisiones SA
GBP	450,000	5.445		10/08/29	605,730
T-Mobile USA, Inc.(c)
	$656,000	3.750		04/15/27	652,412
Verizon Communications, Inc.
	149,000	4.329		09/21/28	148,513

					6,040,052

Trucking & Leasing(c)(e) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	500,000	5.250		07/01/29	506,090

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Water(c) – 0.2%
Veolia Environnement SA
EUR	1,300,000	1.940%	01/07/30	$ 1,424,687

TOTAL CORPORATE OBLIGATIONS (Cost $ 191,358,471)				$193,236,019

Asset-Backed Securities(c) – 15.8%
Automotive – 1.2%
BMW Vehicle Lease Trust Series 2025-1, Class A3
	$1,775,000	4.430%	06/26/28	$ 1,777,149
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	65,934	4.670	08/15/28	65,949
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
	1,477,815	4.780	07/16/29	1,480,286
Ford Credit Auto Owner Trust Series 2025-2, Class A(e)(f)
	2,400,000	4.370	02/15/38	2,377,969
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3
	106,528	5.930	03/15/28	106,952
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	743,196	4.740	01/16/29	744,077
Toyota Auto Loan Extended Note Trust Series 2025-1A, Class A(e)
	2,525,000	4.650	05/25/38	2,532,950

				9,085,332

Collateralized Loan Obligations(e) – 13.5%
AGL CLO 3 Ltd. Series 2020-3A, Class A1R(b) (3 mo. USD Term SOFR + 1.150%)
	2,100,000	4.823	04/15/38	2,096,050
Aligned Data Centers Issuer LLC Series 2026-1A, Class A2I
	1,000,000	5.909	06/15/56	1,002,227
ARES European CLO XXI DAC Series 21A, Class B(b) (3 mo. EUR EURIBOR + 1.700%)
EUR	540,000	3.904	04/15/38	616,634
ARES XLI CLO Ltd. Series 2016-41A, Class A1R3(b) (3 mo. USD Term SOFR + 1.260%)
	$4,125,000	4.875	04/15/39	4,127,768
Arini European CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 2.000%)
EUR	600,000	4.102	04/15/40	688,542
Arini European CLO VII DAC Series 7A, Class D(b) (3 mo. EUR EURIBOR + 2.850%)
	1,400,000	4.945	01/15/39	1,601,775
Arini European CLO X DAC Series 10A, Class A(b) (-1X 3 mo. EUR EURIBOR + 1.280%)
	5,500,000	0.000	07/15/40	6,284,299
Aurium CLO VIII DAC Series 8A, Class CR(b) (3 mo. EUR EURIBOR + 2.150%)
	1,400,000	4.393	10/16/38	1,604,117
Birch Grove CLO 13 Ltd. Series 2025-13A, Class A1(b) (3 mo. USD Term SOFR + 1.310%)
	$3,725,000	4.976	10/23/38	3,726,997
Birch Grove CLO 3 Ltd. Series 2021-3A, Class A1R(b) (3 mo. USD Term SOFR + 1.260%)
	2,375,000	4.935	01/19/38	2,383,970
Birch Grove CLO 7 Ltd. Series 2023-7A, Class A1R(b) (3 mo. USD Term SOFR + 1.260%)
	3,900,000	4.935	10/20/38	3,901,072

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(e) – (continued)
Bridgepoint CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 1.800%)
EUR	1,125,000	3.914%	10/15/39	$ 1,287,967
Carlyle U.S. CLO Ltd. Series 2022-3A, Class D1R2(b) (3 mo. USD Term SOFR + 2.800%)
	$1,750,000	6.475	04/20/39	1,740,116
CIFC Funding Ltd. Series 2020-1A, Class A1R2(b) (3 mo. USD Term SOFR + 1.250%)
	4,680,000	4.888	07/15/39	4,685,644
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,400,000	3.845	05/26/38	1,599,856
Dryden 108 CLO Ltd. Series 2022-108A, Class A1R(b) (3 mo. USD Term SOFR + 1.360%)
	$4,375,000	5.035	07/18/37	4,375,000
Elmwood CLO 41 Ltd. Series 2025-4A, Class A(b) (3 mo. USD Term SOFR + 1.350%)
	6,000,000	5.030	07/17/38	6,007,512
GoldenTree Loan Management U.S. CLO Ltd. Series 2026-29A, Class A(b) (3 mo. USD Term SOFR + 1.230%)
	1,950,000	4.869	04/20/38	1,950,628
Henley CLO XVII DAC Series 17A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
EUR	1,400,000	4.143	07/25/39	1,602,022
Henley CLO XVII DAC Series 17A, Class A(b) (3 mo. EUR EURIBOR + 1.280%)
	4,500,000	3.573	07/15/38	5,143,232
Kennedy Lewis CLO 22 Ltd. Series 2025-22A, Class A(b) (3 mo. USD Term SOFR + 1.330%)
	$2,700,000	5.005	07/20/38	2,704,744
Neuberger Berman CLO XVII Ltd. Series 2014-17AR, Class A1R4(b) (3 mo. USD Term SOFR + 1.220%)
	3,725,000	4.865	07/22/40	3,724,981
OCP CLO Ltd. Series 2020-18AR, Class A1R3(b) (-1X 3 mo. USD Term SOFR + 1.220%)
	4,450,000	0.000	07/21/39	4,449,978
OHA Credit Funding 7 Ltd. Series 2020-7A, Class A1R2(b) (3 mo. USD Term SOFR + 1.280%)
	2,725,000	4.955	07/19/38	2,726,937
OHA Loan Funding Ltd. Series 2013-1AR, Class A1R4(b) (3 mo. USD Term SOFR + 1.190%)
	4,250,000	4.930	07/23/39	4,253,162
Palmer Square European CLO DAC Series 2026-2A, Class A(b) (-1X 3 mo. EUR EURIBOR + 1.250%)
EUR	5,200,000	0.000	08/15/39	5,941,519
Penta CLO DAC Series 2021-2A, Class BR(b) (3 mo. EUR EURIBOR + 1.650%)
	1,300,000	3.854	04/15/38	1,479,486
Pikes Peak CLO 19 Series 2025-19A, Class A1(b) (3 mo. USD Term SOFR + 1.340%)
	$3,325,000	5.015	07/20/38	3,332,538
Pikes Peak CLO 5 Series 2020-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.400%)
	1,875,000	5.075	10/20/37	1,880,481
Regatta 30 Funding Ltd. Series 2024-4A, Class A1(b) (3 mo. USD Term SOFR + 1.320%)
	5,175,000	4.987	01/25/38	5,186,644

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(e) – (continued)
Regatta XXV Funding Ltd. Series 2023-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.340%)
$3,025,000	5.013%	07/15/38	$ 3,029,096
Regatta XXVIII Funding Ltd. Series 2024-2AR, Class A1R(b) (3 mo. USD Term SOFR + 1.230%)
3,000,000	4.975	07/25/39	3,002,022
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
148,439	5.750	12/20/50	144,789
Trimaran CAVU Ltd. Series 2026-1A, Class A(b) (3 mo. USD Term SOFR + 1.280%)
4,175,000	5.020	07/22/39	4,183,847
Venture 36 CLO Ltd. Series 2019-36A, Class D(b) (3 mo. USD Term SOFR + 4.412%)
900,000	8.087	04/20/32	880,241
Voya CLO Ltd. Series 2019-1A, Class A1RR(b) (3 mo. USD Term SOFR + 1.370%)
1,150,000	5.043	10/15/37	1,151,534
WISE CLO Ltd. Series 2023-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.100%)
2,950,000	4.773	04/15/39	2,952,968

			107,450,395

Credit Card – 0.5%
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
1,675,000	4.490	06/21/32	1,676,108
WF Card Issuance Trust Series 2025-A1, Class A
2,325,000	4.340	05/15/30	2,324,904

			4,001,012

Home Equity(b)(e) – 0.0%
JP Morgan Mortgage Trust Series 2023-HE3, Class A1 (1 mo. USD Term SOFR + 1.600%)
225,343	5.209	05/20/54	225,805

Student Loan(b)(e) – 0.6%
ECMC Group Student Loan Trust Series 2017-1A, Class A (1 mo. USD Term SOFR + 1.314%)
1,803,054	4.942	12/27/66	1,844,995
Navient Student Loan Trust Series 2017-2A, Class A (1 mo. USD Term SOFR + 1.164%)
2,540,397	4.792	12/27/66	2,558,239
PHEAA Student Loan Trust Series 2016-1A, Class A (1 mo. USD Term SOFR + 1.264%)
523,797	4.892	09/25/65	521,642

			4,924,876

TOTAL ASSET-BACKED SECURITIES (Cost $ 125,870,947)			$125,687,420

U.S. Treasury Obligations – 1.6%
U.S. Treasury Bills(i)
$8,090,000	0.000%	09/10/26	$ 8,032,015
U.S. Treasury Inflation-Indexed Bonds
6,003,253	1.500	02/15/53	4,563,176

TOTAL U .S. TREASURY OBLIGATIONS (Cost $12,726,008)			$ 12,595,191

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 0.1%
3,755	Vanguard Intermediate-Term Corporate Bond ETF	$ 310,351
(Cost $306,202)

Shares	Dividend Rate	Value

Investment Company(m) – 0.0%
Goldman Sachs Central Government Fund — Institutional Shares
35,738	3.703%	$ 35,738
(Cost $35,738)

TOTAL INVESTMENTS – 107.9% (Cost $873,279,801)		$856,903,777

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.9)%		(62,541,040)

NET ASSETS – 100.0%		$794,362,737

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest Only Inverse Floaters.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2026.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $74,057,929 which represents approximately 9.2% of net assets as of June 30, 2026.

(h)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $9,797,237, which represents approximately 1.2% of the Fund’s net assets as of June 30, 2026.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Actual maturity date is September 20, 2117.

(k)	Actual maturity date is June 30, 2120.

(l)	Actual maturity date is July 28, 2121.

(m)	Represents an affiliated issuer.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	CAD	1,460,331	USD	1,032,039	09/17/26	$1,250
	CHF	2,462,664	USD	3,068,833	09/16/26	5,226
	COP	4,693,204,138	USD	1,335,987	07/10/26	33,711
	COP	2,334,644,000	USD	646,000	07/14/26	34,703
	COP	1,126,004,000	USD	326,000	08/03/26	809
	COP	1,036,295,898	USD	283,299	09/16/26	14,365
	EUR	527,038	USD	599,272	08/19/26	4,188
	EUR	3,471,337	USD	3,960,634	09/16/26	18,598
	GBP	271,181	USD	358,000	09/16/26	1,707
	IDR	26,468,795,332	USD	1,464,632	09/16/26	4,317
	INR	7,524,449	USD	79,147	07/02/26	340
	INR	61,938,500	USD	650,000	07/03/26	4,290
	INR	154,501,170	USD	1,619,000	07/09/26	12,666
	INR	71,093,115	USD	742,042	07/10/26	8,702
	INR	115,722,573	USD	1,220,252	07/13/26	1,484
	INR	154,660,812	USD	1,630,662	07/22/26	975
	INR	154,459,245	USD	1,627,000	07/24/26	2,247
	INR	254,219,035	USD	2,648,832	09/16/26	20,663
	NZD	1,714,260	USD	976,000	09/16/26	156
	TRY	119,911,391	USD	2,366,003	09/16/26	52,266
	TWD	50,769,664	USD	1,590,628	07/02/26	3,042
	TWD	50,901,930	USD	1,593,574	09/16/26	80
	USD	13,157,296	AUD	18,474,853	09/16/26	383,981
	USD	2,625,842	AUD	3,718,620	09/17/26	54,872
	USD	3,492,104	CAD	4,880,809	07/02/26	50,378
	USD	2,695,936	CAD	3,697,550	08/20/26	82,841
	USD	10,475,208	CAD	14,645,286	09/16/26	113,097
	USD	10,709,453	CHF	8,374,923	09/16/26	255,321
	USD	1,404,807	CLP	1,282,687,246	09/16/26	12,103
	USD	15,620,407	CNH	105,740,862	08/11/26	5,004
	USD	31,550,757	CNH	212,431,834	09/16/26	96,676
	USD	5,048,065	CZK	105,922,741	09/16/26	58,114
	USD	306,842,266	EUR	263,723,412	08/19/26	4,878,138
	USD	38,723,250	EUR	33,222,279	09/16/26	640,191
	USD	2,148,150	EUR	1,865,246	09/17/26	9,907
	USD	11,511,437	GBP	8,554,513	07/15/26	164,447
	USD	8,287,680	GBP	6,184,240	09/16/26	84,620
	USD	321,716	GBP	242,396	09/17/26	190
	USD	11,159,985	HUF	3,450,767,895	09/16/26	108,934
	USD	3,263,658	IDR	58,786,479,653	09/16/26	1,162
	USD	1,337,311	ILS	3,923,918	09/16/26	16,126
	USD	652,117	INR	61,688,595	07/02/26	452
	USD	655,534	INR	61,937,425	07/03/26	1,256
	USD	1,627,000	INR	153,686,420	07/22/26	5,643
	USD	2,261,741	INR	215,385,595	09/16/26	27
	USD	34,980,670	JPY	5,458,747,559	08/05/26	1,309,944
	USD	9,715,141	JPY	1,547,092,767	09/16/26	140,380
	USD	1,724,593	JPY	275,384,018	09/17/26	20,134
	USD	739,442	KRW	1,141,479,863	07/06/26	1,650
	USD	12,286,262	KRW	18,628,804,799	09/16/26	229,792
	USD	2,719,976	MXN	47,418,515	07/17/26	12,382
	USD	3,431,190	MXN	59,855,347	09/17/26	30,549
	USD	3,666,650	NOK	35,200,672	09/16/26	114,345
	USD	603,312	NZD	1,037,247	07/08/26	14,009
	USD	3,183,352	NZD	5,413,588	09/16/26	100,677
	USD	5,559,714	NZD	9,514,550	09/17/26	141,640
	USD	8,083,017	PLN	29,470,547	09/16/26	249,245
	USD	6,507,262	SEK	60,806,008	09/16/26	209,074
	USD	429,848	SEK	4,054,074	09/17/26	9,910
	USD	1,844,045	SGD	2,331,565	07/16/26	39,776
	USD	8,930,618	SGD	11,404,873	09/16/26	66,894
	USD	1,508,658	THB	49,511,129	09/16/26	8,669
	USD	3,556,764	TWD	112,692,512	09/16/26	28,552
	USD	821,799	ZAR	13,411,699	09/16/26	8,170
	ZAR	56,690,404	USD	3,425,299	09/16/26	13,862

TOTAL						$9,998,919

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	16,831,547	USD	11,799,962	09/16/26	$(162,811)
	BRL	3,732,461	USD	710,888	09/16/26	(1,163)
	CAD	4,878,263	USD	3,511,956	07/02/26	(72,025)
	CAD	5,360,775	USD	3,833,305	09/16/26	(40,347)
	CHF	5,696,509	USD	7,195,373	09/16/26	(84,615)
	CLP	1,291,533,354	USD	1,444,394	09/16/26	(42,085)
	CNH	134,578,694	USD	19,979,241	09/16/26	(52,617)
	CNH	76,331,148	USD	11,352,890	09/17/26	(49,865)
	CZK	101,123,812	USD	4,854,983	09/16/26	(91,106)
	EUR	83,935,053	USD	97,681,126	08/19/26	(1,575,233)
	EUR	27,894,270	USD	32,269,727	09/16/26	(294,220)
	EUR	470,856	USD	545,626	09/17/26	(5,855)
	GBP	1,296,128	USD	1,736,746	09/16/26	(17,502)
	GBP	1,508,789	USD	2,027,410	09/17/26	(26,080)
	HUF	5,038,420,254	USD	16,380,099	09/16/26	(244,605)
	ILS	2,625,053	USD	893,820	09/16/26	(9,963)
	INR	115,810,021	USD	1,225,091	07/02/26	(1,699)
	INR	7,768,297	USD	82,108	07/13/26	(94)
	INR	214,277,342	USD	2,261,741	07/17/26	(250)
	INR	154,141,980	USD	1,627,000	07/20/26	(574)
	INR	80,808,537	USD	851,091	09/16/26	(2,539)
	JPY	777,884,753	USD	4,923,626	08/05/26	(125,465)
	JPY	2,871,574,156	USD	18,077,310	09/16/26	(305,502)
	KRW	1,141,461,067	USD	744,627	07/06/26	(6,847)
	KRW	1,965,906,600	USD	1,299,000	07/20/26	(27,863)
	KRW	1,477,781,046	USD	963,320	07/31/26	(7,693)
	KRW	11,607,145,658	USD	7,592,615	09/16/26	(80,528)
	MXN	11,537,911	USD	668,860	07/17/26	(10,046)
	MXN	28,246,860	USD	1,629,000	09/15/26	(23,914)
	MXN	57,786,941	USD	3,295,739	09/17/26	(12,613)
	NOK	38,626,170	USD	4,088,991	09/16/26	(190,999)
	NZD	1,002,317	USD	586,550	07/08/26	(17,091)
	NZD	12,399,331	USD	7,287,988	09/16/26	(227,400)
	PLN	13,106,704	USD	3,532,890	09/16/26	(48,906)
	PLN	3,628,135	USD	987,124	09/17/26	(22,704)
	SEK	81,287,500	USD	8,695,321	09/16/26	(275,692)
	SGD	11,645,896	USD	9,121,909	09/16/26	(70,864)
	TWD	50,745,760	USD	1,612,000	07/02/26	(19,080)
	TWD	185,897,731	USD	5,866,577	09/16/26	(46,432)
	USD	917,387	BRL	4,859,657	09/16/26	(6,673)
	USD	1,032,039	CAD	1,460,404	09/16/26	(1,254)
	USD	4,843,215	CNH	32,724,759	09/16/26	(2,232)
	USD	3,469,523	COP	12,361,235,712	09/16/26	(81,102)
	USD	7,198,063	EUR	6,317,947	08/19/26	(36,006)
	USD	4,784,396	EUR	4,189,831	09/16/26	(18,453)
	USD	994,929	EUR	870,250	09/17/26	(2,690)
	USD	1,990,614	GBP	1,507,380	09/16/26	(8,845)
	USD	1,951,000	HUF	612,091,280	09/16/26	(9,217)
	USD	346,465	IDR	6,269,976,720	09/16/26	(1,502)
	USD	1,437,055	ILS	4,484,425	07/01/26	(69,925)
	USD	1,493,802	ILS	4,454,637	09/28/26	(6,615)
	USD	645,000	INR	61,645,875	07/02/26	(6,214)
	USD	1,630,662	INR	154,486,332	07/09/26	(847)
	USD	750,343	INR	71,154,943	07/10/26	(1,054)
	USD	1,291,000	INR	123,384,098	07/13/26	(11,621)
	USD	1,220,252	INR	115,799,449	07/20/26	(1,604)
	USD	3,349,865	INR	324,215,823	09/16/26	(54,650)
	USD	1,530,913	RON	7,073,695	09/16/26	(5,257)
	USD	1,134,845	TRY	57,086,557	09/16/26	(16,427)
	USD	3,183,453	TWD	101,515,424	07/02/26	(3,137)
	USD	1,626,000	ZAR	26,988,673	09/16/26	(11,285)
	ZAR	10,629,662	USD	648,000	09/16/26	(3,145)

TOTAL						$(4,654,642)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	07/20/26	$(2,000,000)	$(1,774,449)
Government National Mortgage Association	4.000	TBA - 30yr	07/20/26	(2,000,000)	(1,856,953)
Government National Mortgage Association	4.500	TBA - 30yr	07/20/26	(6,000,000)	(5,760,419)
Government National Mortgage Association	5.000	TBA - 30yr	07/20/26	(2,000,000)	(1,971,556)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/13/26	(8,000,000)	(6,384,375)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	07/13/26	(3,000,000)	(2,616,328)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/13/26	(7,000,000)	(6,708,789)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/13/56	(6,000,000)	(5,605,547)

(PROCEEDS RECEIVED: $(32,679,844))					$(32,678,416)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	255	09/28/26	$30,174,813	$257,959
10 Year U.S. Treasury Notes	469	09/21/26	51,538,703	37,145
20 Year U.S. Treasury Bonds	277	09/21/26	31,439,500	373,850
30 Year German Euro-Buxl	106	09/08/26	13,470,476	232,552
5 Year German Euro-Bund	185	09/08/26	26,917,254	228,800
5 Year U.S. Treasury Notes	595	09/30/26	63,692,891	60,165
Australian 10 Year Government Bonds	43	09/15/26	3,269,383	48,955
Australian 3 Year Government Bonds	87	09/15/26	6,300,163	32,680
Canada 10 Year Government Bonds	227	09/18/26	19,384,432	335,705
Euro BTP	13	09/08/26	1,772,801	21,597
Euro-Bobl	432	09/08/26	56,951,932	187,972
Euro-Schatz	331	09/08/26	40,074,132	61,731
French 10 Year Government Bonds	9	09/08/26	1,233,802	9,446
ICE 3M SONIA Index	208	03/16/27	66,226,727	143,047
ICE 3M SONIA Index	141	09/14/27	44,861,349	186,189
Japan 10 Year Government Bonds	10	09/14/26	7,858,175	21,010
Ultra Long U.S. Treasury Bonds	223	09/21/26	25,902,844	362,363

Total				$2,601,166

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
2 Year U.S. Treasury Notes	(192)	09/30/26	$(39,577,500)	$2,465
3 Month SOFR	(320)	03/16/27	(76,768,000)	(39,413)
Ultra 10-Year U.S. Treasury Notes	(241)	09/21/26	(27,104,969)	(148,262)

Total				$(185,210)

TOTAL FUTURES CONTRACTS				$2,415,956

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%(a)	3M KLIBOR(a)	09/17/27	MYR	40,170	(b)	$(4,612)	$497	$(5,109)
1.250(c)	12M JYOR(c)	12/15/27	JPY	11,819,400	(b)	119,048	(256,793)	375,841
12.750(d)	1M BID Average(d)	01/03/28	BRL	150		590	60	530
3.416(c)	12M SOFR(c)	04/22/28		$19,740	(b)	117,572	24,302	93,270
2.500(d)	12M EURO(d)	06/14/28	EUR	2,640	(b)	(3,828)	7,528	(11,356)
3.927(d)	12M SOFR(d)	06/30/28		$18,170	(b)	29,292	(4,880)	34,172
12M SOFR(d)	4.021%(d)	06/30/28		2,560	(b)	(163)	(97)	(66)
12M EURO(c)	2.000(c)	09/10/28	EUR	220,858	(b)	(994,975)	(243,613)	(751,362)
2.500(c)	6M EURO(e)	09/10/28		220,858	(b)	493,222	(422,664)	915,886
Mexico Interbank TIIE 28 Days(f)	7.250(f)	09/14/28	MXN	76,920	(b)	(1,238)	(19,528)	18,290
3M CNRR(a)	1.500(a)	09/16/28	CNY	577,940	(b)	162,903	(30,956)	193,859
2.500(e)	12M CDOR(e)	09/16/28	CAD	53,840	(b)	155,034	226,098	(71,064)
3.750(d)	12M GBP(d)	09/16/28	GBP	4,490	(b)	31,970	38,174	(6,204)
6.000(e)	12M MIBOR(e)	09/16/28	INR	371,300	(b)	(1,424)	18,025	(19,449)
3.000(d)	12M SOFR(d)	09/16/28		$77,540	(b)	1,494,242	1,396,529	97,713
3.250(d)	12M SOFR(d)	09/16/28		7,910	(b)	114,821	101,475	13,346
1.250(a)	12M THOR(a)	09/16/28	THB	12,730	(b)	432	452	(20)
12M EURO(d)	2.000(d)	09/16/28	EUR	10	(b)	(95)	(140)	45
3M STIBOR(d)	2.500(a)	09/16/28	SEK	298,330	(b)	107,553	68,038	39,515
12M CDOR(e)	2.750(e)	09/16/28	CAD	180	(b)	96	91	5
12M GBP(d)	3.500(d)	09/16/28	GBP	56,870	(b)	(758,954)	(858,433)	99,479
4.750(a)	3M AUDOR(a)	09/16/28	AUD	22,570	(b)	(100,565)	(98,298)	(2,267)
5.000(a)	3M AUDOR(a)	09/16/28		15,180	(b)	(117,414)	(107,146)	(10,268)
3.500(a)	3M KWCDC(a)	09/16/28	KRW	11,846,090	(b)	49,361	(5,576)	54,937
6M PRIBOR(d)	4.000(e)	09/16/28	CZK	94,480	(b)	(10,679)	(56,711)	46,032
12M CLICP(e)	4.750(e)	09/16/28	CLP	603,900	(b)	3,857	(48)	3,905
6M NIBOR(d)	5.000(e)	09/16/28	NOK	183,630	(b)	51,061	26,688	24,373
6M BUBOR(d)	6.250(e)	09/16/28	HUF	528,920	(b)	39,301	(26,132)	65,433
3M JIBAR(a)	6.750(a)	09/16/28	ZAR	76,470	(b)	(50,445)	(24,834)	(25,611)
2.250(d)	6M EURO(e)	09/16/28	EUR	12,140	(b)	125,675	163,469	(37,794)
2.500(d)	6M EURO(e)	09/16/28		7,490	(b)	36,366	45,463	(9,097)
3.750(d)	6M WIBOR(e)	09/16/28	PLN	17,460	(b)	9,267	57,516	(48,249)
1M BID Average(d)	13.250(d)	01/02/29	BRL	41,940		(195,801)	(98,385)	(97,416)
13.250(d)	1M BID Average(d)	01/02/29		13,990		65,314	(8,916)	74,230

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%(d)	12M GBP(d)	09/16/29	GBP	330	(b)	$6,451	$7,627	$(1,176)
1.250(d)	12M JYOR(d)	09/16/29	JPY	2,355,000	(b)	188,978	202,428	(13,450)
12M JYOR(d)	1.771%(d)	01/26/30		598,200	(b)	(17,772)	(17,686)	(86)
3.903(d)	12M SOFR(d)	11/30/30		$42,720	(b)	16,575	(16,598)	33,173
3.979(d)	12M SOFR(d)	11/30/30		3,180	(b)	(8,079)	(704)	(7,375)
1M BID Average(d)	12.750(d)	01/02/31	BRL	10,380		(69,926)	(20,949)	(48,977)
12.750(d)	1M BID Average(d)	01/02/31		3,930		26,474	10,149	16,325
2.500(d)	12M EURO(d)	04/16/31	EUR	7,440	(b)	(14,381)	62,349	(76,730)
12M EURO(d)	2.800(d)	05/21/31		79,750	(b)	450,399	96,855	353,544
3.000(d)	6M EURO(e)	05/21/31		79,750	(b)	(379,433)	(37,832)	(341,601)
Mexico Interbank TIIE 28 Days(f)	7.750(f)	09/11/31	MXN	38,930	(b)	(2,331)	(18,723)	16,392
12M THOR(a)	1.500(a)	09/16/31	THB	22,130	(b)	(4,103)	(13,753)	9,650
3M CNRR(a)	1.500(a)	09/16/31	CNY	130,440	(b)	31,579	(109,427)	141,006
1.500(d)	12M JYOR(d)	09/16/31	JPY	17,096,000	(b)	2,486,651	2,426,890	59,761
6M EURO(d)	2.500(e)	09/16/31	EUR	23,850	(b)	(306,392)	(406,656)	100,264
12M GBP(d)	3.750(d)	09/16/31	GBP	20,500	(b)	(408,890)	(474,188)	65,298
6M PRIBOR(d)	4.000(e)	09/16/31	CZK	20,910	(b)	(5,999)	(7,033)	1,034
3M NZDOR(e)	4.000(a)	09/16/31	NZD	54,300	(b)	407,090	181,749	225,341
3M JIBAR(a)	7.000(a)	09/16/31	ZAR	35,330	(b)	(36,825)	(31,522)	(5,303)
12M SOFR(d)	3.584(d)	04/22/32		$28,820	(b)	(405,950)	(319,460)	(86,490)
2.000(d)	12M JYOR(d)	01/11/33	JPY	1,529,239	(b)	170,204	(114,853)	285,057
3.976(d)	12M SOFR(d)	04/30/33		$23,080	(b)	(50,270)	(5,017)	(45,253)
2.500(d)	12M JYOR(d)	05/22/33	JPY	1,379,780	(b)	(5,038)	(6,906)	1,868
12M EURO(d)	2.800(d)	08/15/35	EUR	8,920	(b)	117,394	32,490	84,904
6M EURO(d)	3.300(e)	04/21/36		10,890	(b)	101,098	(10,158)	111,256
12M EURO(d)	3.000(d)	06/19/36		31,630	(b)	85,808	(24,687)	110,495
3.200(d)	6M EURO(e)	06/19/36		31,630	(b)	(122,364)	(11,505)	(110,859)
8.000(f)	Mexico Interbank TIIE 28 Days(f)	09/04/36	MXN	9,210	(b)	6,900	14,984	(8,084)
12M CHFOR(d)	0.750(d)	09/16/36	CHF	9,110	(b)	215,790	79,323	136,467
12M JYOR(d)	1.750(d)	09/16/36	JPY	3,035,000	(b)	(1,356,898)	(1,260,248)	(96,650)
0.000(d)	12M CHFOR(d)	09/16/36	CHF	9,110	(b)	—	—	—
4.000(d)	12M GBP(d)	09/16/36	GBP	2,430	(b)	94,053	122,836	(28,783)
3.750(d)	12M SOFR(d)	09/16/36		$8,420	(b)	194,837	161,180	33,657
2.000(a)	12M THOR(a)	09/16/36	THB	31,340	(b)	2,537	2,695	(158)
12M CDOR(e)	3.000(e)	09/16/36	CAD	2,040	(b)	(19,490)	(31,363)	11,873
3M KWCDC(a)	3.500(a)	09/16/36	KRW	11,329,550	(b)	(278,360)	(109,904)	(168,456)
7.750(a)	3M JIBAR(a)	09/16/36	ZAR	30,850	(b)	8,415	37,154	(28,739)
3.000(d)	3M STIBOR(a)	09/16/36	SEK	49,530	(b)	(100,307)	(16,574)	(83,733)
6M PRIBOR(d)	4.250(e)	09/16/36	CZK	11,040	(b)	559	(11,060)	11,619
6M WIBOR(d)	4.500(e)	09/16/36	PLN	8,700	(b)	39,928	1,761	38,167
6M NIBOR(d)	4.500(e)	09/16/36	NOK	32,900	(b)	62,060	36,457	25,603
6M AUDOR(e)	5.000(e)	09/16/36	AUD	6,730	(b)	54,417	19,088	35,329
12M CLICP(e)	5.250(e)	09/16/36	CLP	135,210	(b)	1,164	(956)	2,120
2.750(d)	6M EURO(e)	09/16/36	EUR	16,740	(b)	294,988	294,035	953
3M KLIBOR(a)	3.750(a)	09/17/36	MYR	9,370	(b)	(41)	3,945	(3,986)
3.894(d)	12M SOFR(d)	04/22/37		$16,180	(b)	203,955	40,813	163,142
4.750(d)	12M GBP(d)	01/31/39	GBP	9,500	(b)	(303,172)	(177,501)	(125,671)
12M SOFR(d)	4.629(d)	04/14/41		$33,350	(b)	70,818	(13,980)	84,798
12M JYOR(d)	2.160(d)	08/02/44	JPY	2,707,651	(b)	(1,053,623)	(1,552,469)	498,846
3.600(d)	6M EURO(e)	04/21/46	EUR	7,670	(b)	(94,619)	(30,953)	(63,666)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M JYOR(d)	4.500%(d)	05/21/46	JPY	1,743,000	(b)	$54,514	$67,358	$(12,844)
12M JYOR(d)	2.500(d)	09/16/46		449,000	(b)	(298,444)	(252,820)	(45,624)
3.100%(d)	12M EURO(d)	08/15/54	EUR	3,876	(b)	(103,294)	(48,572)	(54,722)
4.048(d)	12M SOFR(d)	04/13/56	$	31,080	(b)	(14,331)	36,455	(50,786)
2.750(d)	12M JYOR(d)	09/16/56	JPY	173,000	(b)	132,770	108,586	24,184

TOTAL						$1,032,858	$(1,195,595)	$2,228,453

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(c)	Payments made at maturity.
(d)	Payments made annually.
(e)	Payments made semi-annually.
(f)	Payments made monthly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.661%	MS & Co. Int. PLC	12/15/56	$3,800	$(33,634)	$(46,980)	$13,346

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
ICE CD ITXEU 45	(1.000)%	0.889%	06/20/31	EUR	14,610	$(89,633)	$257,537	$(347,170)
Protection Sold:
CDX.NA.IG Ind 45	1.000	0.468	12/20/30		$138,754	3,039,808	2,791,418	248,390
ICE CD ITXEB 45	1.000	0.516	06/20/31	EUR	21,016	545,323	249,734	295,589
Republic of Chile, 3.240%, 02/06/28	1.000	0.417	06/20/31		$1,250	33,237	24,365	8,872
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.896	06/20/31		1,740	8,473	(3,801)	12,274
Republic of Peru, 8.750%, 11/21/33	1.000	0.627	06/20/31		1,150	19,574	9,395	10,179

TOTAL						$3,556,782	$3,328,648	$228,134

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BNP Paribas SA	2.000%	11/11/2026	5,740,000	EUR	5,740,000	$1,731	$86,276	$(84,545)
2Y IRS	Citibank NA	1.771	01/24/2028	2,629,999,999	JPY	2,629,999,999	46,876	100,011	(53,135)

				2,635,739,999			$48,607	$186,287	$(137,680)

Puts
2Y IRS	Citibank NA	1.771	01/24/2028	2,630,000,002		2,630,000,002	125,036	100,011	25,025
1Y IRS	JPMorgan Securities, Inc.	1.690	06/23/2027	12,985,950,000		12,985,950,000	128,466	147,664	(19,198)

				15,615,950,002			$253,502	$247,675	$5,827

Total purchased option contracts				18,251,690,001			$302,109	$433,962	$(131,853)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	4.137	07/08/2026	(3,880,000)		$(3,880,000)	(38,907)	(25,220)	(13,687)
1M IRS	Barclays Bank PLC	3.968	07/27/2026	(3,980,000)		(3,980,000)	(14,398)	(23,382)	8,984
1M IRS	Barclays Bank PLC	2.916	07/29/2026	(3,590,000)	EUR	(3,590,000)	(19,274)	(19,749)	475
1M IRS	BNP Paribas SA	3.091	07/06/2026	(3,430,000)		(3,430,000)	(61,017)	(23,087)	(37,930)
1M IRS	BNP Paribas SA	2.981	07/20/2026	(3,490,000)		(3,490,000)	(30,044)	(19,795)	(10,249)
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(1,690,000)		(1,690,000)	(546)	(86,343)	85,797
1M IRS	Citibank NA	3.970	08/03/2026	(3,970,000)		$(3,970,000)	(17,487)	(25,864)	8,377
1M IRS	JPMorgan Securities, Inc.	3.100	07/13/2026	(3,460,000)	EUR	(3,460,000)	(64,904)	(23,138)	(41,766)
1M IRS	MS & Co. Int. PLC	4.036	07/20/2026	(3,950,000)		$(3,950,000)	(21,090)	(23,029)	1,939

				(31,440,000)			$(267,667)	$(269,607)	$1,940

Puts
1M IRS	Barclays Bank PLC	4.137	07/08/2026	(3,880,000)		(3,880,000)	(2,394)	(25,220)	22,826
1M IRS	Barclays Bank PLC	3.968	07/27/2026	(3,980,000)		(3,980,000)	(33,315)	(23,383)	(9,932)
1M IRS	Barclays Bank PLC	2.916	07/29/2026	(3,590,000)	EUR	(3,590,000)	(19,506)	(19,750)	244
1M IRS	BNP Paribas SA	3.091	07/06/2026	(3,430,000)		(3,430,000)	(99)	(23,087)	22,988
1M IRS	BNP Paribas SA	2.981	07/20/2026	(3,490,000)		(3,490,000)	(7,354)	(19,795)	12,441
1M IRS	Citibank NA	3.970	08/03/2026	(3,970,000)		$(3,970,000)	(36,105)	(25,865)	(10,240)
1M IRS	JPMorgan Securities,
	Inc.	3.100	07/13/2026	(3,460,000)	EUR	(3,460,000)	(931)	(23,138)	22,207
1M IRS	MS & Co. Int. PLC	4.036	07/20/2026	(3,950,000)		$(3,950,000)	(17,440)	(23,028)	5,588

				(29,750,000)			$(117,144)	$(183,266)	$66,122

Total written option contracts				(61,190,000)			$(384,811)	$(452,873)	$68,062

TOTAL				18,190,500,001			$(82,702)	$(18,911)	$(63,791)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Polish Zloty
RON	— Romania New Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
MTA	— Monthly Treasury Average
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEU	— iTraxx Europe Sub Financials Index
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS INCOME FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 77.7%
Advertising(a)(b) – 0.6%
Clear Channel Outdoor Holdings, Inc.
	$40,000	7.750%		04/15/28	$ 40,063
	309,000	7.875		04/01/30	321,508
	95,000	7.125		02/15/31	98,437
	106,000	7.500		03/15/33	111,730
Neptune Bidco U.S., Inc.
	135,000	10.375		05/15/31	139,870
	230,000	9.500		02/15/33	232,636

					944,244

Aerospace & Defense – 0.9%
Boeing Co.(a)
	90,000	5.150		05/01/30	91,091
	25,000	3.250		02/01/35	21,689
	90,000	5.805		05/01/50	88,854
Howmet Aerospace, Inc.
	495,000	4.550	(a)	11/15/32	486,238
	180,000	5.950		02/01/37	190,964
TransDigm, Inc.(a)
	465,000	4.625		01/15/29	457,783
	220,000	4.875		05/01/29	216,632

					1,553,251

Agriculture(a) – 0.6%
BAT Capital Corp.
	578,000	6.000		02/20/34	609,663
	480,000	5.625		08/15/35	494,904

					1,104,567

Airlines(b) – 0.9%
Allegiant Travel Co.(a)
	330,000	7.125		07/01/31	333,963
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	280,000	5.750		04/20/29	280,473
Azul Secured Finance LLP(a)
	200,000	9.875		02/15/31	192,536
OneSky Flight LLC(a)
	250,000	8.875		12/15/29	264,458
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)
	115,000	9.500		06/01/28	116,517
WestJet Airlines Ltd.(a)
	265,000	8.000		02/14/31	265,954

					1,453,901

Apparel(a) – 0.5%
Beach Acquisition Bidco LLC
EUR	100,000	5.250	(b)	07/15/32	116,447
	142,000	5.250		07/15/32	165,355
(PIK 10.750%, Cash 10.000%)
	$210,809	10.000	(b)(c)	07/15/33	239,207
Champ Acquisition Corp.(b)
	375,000	8.375		12/01/31	393,712

					914,721

Automotive(a) – 1.8%
American Axle & Manufacturing, Inc.(b)
	95,000	6.375		10/15/32	94,650

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
Clarios Global LP/Clarios U.S. Finance Co.(b)
	$126,000	6.750%		02/15/30	$ 129,806
	105,000	6.750		09/15/32	107,160
Dorman Products, Inc.(b)
	75,000	6.250		06/15/34	75,833
Ford Motor Credit Co. LLC
	200,000	5.850		05/17/27	201,450
	460,000	6.054		11/05/31	465,750
Forvia SE
EUR	100,000	2.375		06/15/29	109,975
General Motors Financial Co., Inc.
	$475,000	6.150		07/15/35	495,159
Hyundai Capital America(b)
	370,000	6.200		09/21/30	386,239
	475,000	5.400		06/23/32	482,130
Nissan Motor Acceptance Co. LLC(b)
	310,000	6.125		09/30/30	304,727
Qnity Electronics, Inc.(b)
	55,000	6.250		08/15/33	55,970
Schaeffler AG
EUR	100,000	4.750		08/14/29	116,832
ZF Europe Finance BV
	100,000	6.125		03/13/29	118,000

					3,143,681

Banks – 12.1%
Banco Mercantil del Norte SA(a)(d)
(10 yr. CMT + 4.299%)
	$450,000	8.750	(b)	05/20/35	464,625
(10 yr. CMT + 5.353%)
	200,000	7.625		01/10/28	199,980
Banco Santander SA
	600,000	2.749		12/03/30	544,140
	400,000	6.921		08/08/33	434,708
Bank of America Corp.(a)(d)
(3 mo. USD Term SOFR + 1.252%)
	345,000	2.496		02/13/31	318,859
(5 yr. CMT + 3.231%)
	325,000	6.125		04/27/27	327,532
(Secured Overnight Financing Rate + 1.130%)
	705,000	5.045		02/06/37	694,277
(Secured Overnight Financing Rate + 1.220%)
	415,000	2.651		03/11/32	376,260
(Secured Overnight Financing Rate + 1.310%)
	410,000	5.511		01/24/36	418,766
(Secured Overnight Financing Rate + 1.530%)
	470,000	1.898		07/23/31	419,682
(Secured Overnight Financing Rate + 1.572%)
	420,000	5.489		04/23/37	418,946
(Secured Overnight Financing Rate + 2.150%)
	515,000	2.592		04/29/31	475,252
Bank of New York Mellon Corp.(a)(d)
(5 yr. CMT + 2.034%)
	955,000	5.625		03/20/31	950,082
(5 yr. CMT + 2.297%)
	125,000	6.300		03/20/30	128,305

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Barclays PLC(a)(d)
(5 yr. CMT + 5.431%)
$205,000	8.000%	03/15/29	$ 214,994
(Secured Overnight Financing Rate + 1.506%)
480,000	5.207	02/24/37	467,376
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(a)(d) (5 yr. CMT + 2.650%)
200,000	5.125	01/18/33	196,080
Citigroup, Inc.(a)(d)
(5 yr. CMT + 2.572%)
330,000	6.750	02/15/30	334,828
(Secured Overnight Financing Rate + 1.422%)
370,000	2.976	11/05/30	349,469
Citizens Financial Group, Inc.(a)(d) (Secured Overnight Financing Rate + 2.325%)
435,000	6.645	04/25/35	467,851
Commerzbank AG(a)(d) (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.322%)
200,000	7.500	10/09/30	208,522
Fifth Third Bancorp(a)(d) (Secured Overnight Financing Rate + 2.127%)
350,000	4.772	07/28/30	349,338
HSBC Holdings PLC(a)(d) (5 yr. CMT + 2.513%)
1,123,000	6.750	11/18/32	1,130,502
JPMorgan Chase & Co.(a)(d)
(3 mo. USD Term SOFR + 2.515%)
335,000	2.956	05/13/31	312,753
(5 yr. CMT + 2.152%)
240,000	6.500	04/01/30	245,453
(Secured Overnight Financing Rate + 1.300%)
380,000	5.193	02/05/37	374,448
(Secured Overnight Financing Rate + 1.315%)
410,000	5.502	01/24/36	419,221
(Secured Overnight Financing Rate + 1.800%)
765,000	4.586	04/26/33	752,913
M&T Bank Corp.(a)(d)
(5 yr. CMT + 2.679%)
360,000	3.500	09/01/26	357,376
(Secured Overnight Financing Rate + 1.850%)
475,000	5.053	01/27/34	471,157
(Secured Overnight Financing Rate + 2.260%)
405,000	6.082	03/13/32	422,609
Macquarie Bank Ltd. (a)(b)(d) (5 yr. CMT + 1.700%)
635,000	3.052	03/03/36	573,411
Morgan Stanley(a)(d)
(3 mo. USD Term SOFR + 1.890%)
280,000	4.431	01/23/30	277,477
(Secured Overnight Financing Rate + 1.034%)
405,000	1.794	02/13/32	352,378
(Secured Overnight Financing Rate + 1.143%)
750,000	2.699	01/22/31	696,780
(Secured Overnight Financing Rate + 1.314%)
435,000	4.892	10/22/36	421,267
(Secured Overnight Financing Rate + 1.590%)
125,000	5.164	04/20/29	125,981
PNC Financial Services Group, Inc.(a)(d) (5 yr. CMT + 3.238%)
510,000	6.200	09/15/27	517,135

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Royal Bank of Canada(a)(d) (5 yr. CMT + 2.887%)
$485,000	7.500%	05/02/84	$ 504,890
Santander U.K. Group Holdings PLC(a)(d) (Secured Overnight Financing Rate + 1.578%)
480,000	5.136	09/22/36	466,738
State Street Corp.(a)(d)
(5 yr. CMT + 2.135%)
140,000	6.450	09/15/30	142,757
(5 yr. CMT + 2.613%)
245,000	6.700	03/15/29	253,266
Truist Financial Corp.(a)(d)
(10 yr. CMT + 4.349%)
561,000	5.100	03/01/30	558,750
(5 yr. CMT + 3.003%)
255,000	6.669	09/01/26	255,084
U.S. Bancorp(a)(d) (5 yr. CMT + 2.541%)
285,000	3.700	01/15/27	282,144
UBS Group AG(a)(b)(d)
(1 yr. CMT + 1.100%)
435,000	2.746	02/11/33	385,945
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.179%)
240,000	7.125	08/10/34	242,124
Wells Fargo & Co.(a)(d)
(5 yr. CMT + 2.767%)
210,000	6.850	09/15/29	217,823
(5 yr. CMT + 3.606%)
400,000	7.625	09/15/28	420,384
(Secured Overnight Financing Rate + 2.100%)
390,000	4.897	07/25/33	387,184
Yapi ve Kredi Bankasi AS(a)(b)(d) (5 yr. CMT + 5.278%)
200,000	9.250	01/17/34	207,330

			20,535,152

Beverages(a) – 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
390,000	4.700	02/01/36	379,571
Constellation Brands, Inc.
505,000	4.950	11/01/35	491,214
Keurig Dr. Pepper, Inc.
421,000	3.200	05/01/30	396,140
Maple Parent Holdings Corp.(b)
465,000	5.700	03/26/36	470,645

			1,737,570

Biotechnology(a) – 0.2%
Amgen, Inc.
291,000	5.250	03/02/33	296,151

Building Materials(a) – 1.3%
Carrier Global Corp.
465,000	5.900	03/15/34	490,342
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
270,000	4.900	12/01/32	270,089
MIWD Holdco II LLC/MIWD Finance Corp.(b)
90,000	5.500	02/01/30	84,775

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Quikrete Holdings, Inc.(b)
	$175,000	6.375%	03/01/32	$ 178,691
	195,000	6.750	03/01/33	198,730
Smyrna Ready Mix Concrete LLC(b)
	472,000	8.875	11/15/31	497,677
Standard Building Solutions, Inc.(b)
	265,000	6.500	08/15/32	266,768
Standard Industries, Inc.(b)
	230,000	4.375	07/15/30	218,505

				2,205,577

Chemicals(a) – 1.7%
Avient Corp.(b)
	180,000	7.125	08/01/30	183,269
Celanese U.S. Holdings LLC
	60,000	6.500	04/15/30	61,151
	85,000	6.750	04/15/33	86,610
Chemours Co.(b)
	50,000	8.000	01/15/33	50,622
FMC Corp.(b)
	355,000	8.000	06/01/31	369,353
International Flavors & Fragrances, Inc.(b)
	266,000	2.300	11/01/30	239,868
Olympus Water U.S. Holding Corp.(b)
	250,000	6.750	08/01/32	244,205
	200,000	7.250	02/15/33	197,660
Sasol Financing USA LLC
	987,000	5.500	03/18/31	916,528
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC(b)
	553,000	6.125	07/15/33	553,730

				2,902,996

Commercial Services(a) – 2.0%
APi Group DE, Inc.(b)
	365,000	4.125	07/15/29	350,232
	50,000	4.750	10/15/29	49,016
	335,000	5.750	06/01/34	332,273
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
	65,000	8.375	06/15/32	65,452
CoStar Group, Inc.(b)
	75,000	2.800	07/15/30	67,529
EquipmentShare.com, Inc.(b)
	90,000	9.000	05/15/28	91,911
	410,000	7.125	07/01/34	402,792
Garda World Security Corp.(b)
	75,000	7.750	02/15/28	76,189
	95,000	8.250	08/01/32	97,211
	100,000	8.375	11/15/32	102,296
GXO Logistics, Inc.
	471,000	2.650	07/15/31	417,476
	465,000	6.500	05/06/34	487,194
Herc Holdings, Inc.(b)
	165,000	7.000	06/15/30	170,909
Hertz Corp.(b)
	107,000	12.625	07/15/29	87,020
Kapla Holding SAS(b)
EUR	105,000	5.125	04/30/32	120,684

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
Verisure Holding AB(b)
EUR	151,000	4.125%	01/02/32	$ 173,708
Verisure Midholding AB
	323,404	5.250	02/15/29	369,555

				3,461,447

Computers(a)(b) – 0.6%
Ahead DB Holdings LLC
	$332,000	6.625	05/01/28	332,000
CACI International, Inc.
	180,000	6.375	06/15/33	182,563
Diebold Nixdorf, Inc.
	240,000	7.750	03/31/30	250,421
McAfee Corp.
	205,000	7.375	02/15/30	174,207
Virtusa Corp.
	114,000	7.125	12/15/28	90,106

				1,029,297

Cosmetics & Personal Care(a) – 0.3%
Opal Bidco SAS(b)
	485,000	6.500	03/31/32	494,666
Perrigo Finance Unlimited Co.
	85,000	6.125	09/30/32	81,328

				575,994

Diversified Financial Services – 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
	435,000	4.750	01/15/33	425,195
Ally Financial, Inc.(a)(d) (7 yr. CMT + 3.481%)
	555,000	4.700	05/15/28	538,411
Burford Capital Global Finance LLC(a)(b)
	230,000	8.500	01/15/34	201,266
Capital One Financial Corp.(a)(d) (3 mo. USD Term SOFR + 3.338%)
	290,000	5.500	10/30/27	289,635
Charles Schwab Corp.(a)(d) (5 yr. CMT + 3.256%)
	265,000	5.000	06/01/27	264,634
Compute Financing LLC(e)
	975,000	0.000	06/15/34	972,111
Credit Acceptance Corp.(a)(b)
	175,000	6.625	03/15/30	175,590
Encore Capital Group, Inc.(a)(b)
	580,000	6.625	06/01/32	580,702
Focus Financial Partners LLC(a)(b)
	192,000	6.750	09/15/31	193,855
Freedom Mortgage Holdings LLC(a)(b)
	340,000	9.250	02/01/29	353,372
	110,000	7.875	04/01/33	107,218
goeasy Ltd.(a)(b)
	245,000	6.875	05/15/30	218,070
	287,000	6.875	02/15/31	252,371
Jane Street Group/JSG Finance, Inc.(a)(b)
	250,000	6.125	11/01/32	249,840
Midcap Financial Issuer Trust(a)(b)
	463,000	6.500	05/01/28	462,343
Navient Corp.(a)
	300,000	5.500	03/15/29	287,907
	205,000	9.375	10/15/31	204,192

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
OneMain Finance Corp.(a)
$250,000	4.000%		09/15/30	$ 231,090
445,000	7.125		09/15/32	452,618
275,000	6.750		09/15/33	272,360
Osaic Holdings, Inc.(a)(b)
211,000	6.750		08/01/32	211,422
6,000	8.000		08/01/33	6,013
PennyMac Financial Services, Inc.(a)(b)
190,000	6.875		05/15/32	185,961
Rocket Cos., Inc.(a)(b)
205,000	6.125		08/01/30	208,735
180,000	6.375		08/01/33	183,110
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
578,000	4.000		10/15/33	520,344
SLM Corp.(a)
105,000	6.500		01/31/30	106,519
(Secured Overnight Financing Rate + 2.710%)
235,000	6.495	(d)	05/15/32	235,042
Sumisho Air Lease Corp.(a)(b)
470,000	5.500		03/24/36	468,134
United Wholesale Mortgage LLC(a)(b)
210,000	5.500		04/15/29	195,029
UWM Holdings LLC(a)(b)
263,000	6.250		03/15/31	234,154
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b)
125,000	7.500		06/15/31	130,738

				9,417,981

Electrical(a) – 1.6%
AES Panama Generation Holdings SRL
370,277	4.375		05/31/30	350,009
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
415,000	6.375		02/15/32	415,971
NextEra Energy Capital Holdings, Inc.(d)
(5 yr. CMT + 1.979%)
180,000	6.500		08/15/55	184,723
(5 yr. CMT + 2.053%)
125,000	6.375		08/15/55	127,301
NRG Energy, Inc.(b)
305,000	5.750		07/15/29	305,049
120,000	5.875		05/15/34	119,329
134,000	6.000		01/15/36	133,582
Pacific Gas & Electric Co.
355,000	2.500		02/01/31	318,673
Talen Energy Supply LLC(b)
115,000	6.250		02/01/34	114,285
115,000	6.500		02/01/36	115,899
Vistra Operations Co. LLC(b)
60,000	4.300		07/15/29	58,781
470,000	5.550		04/30/36	467,528

				2,711,130

Engineering & Construction(a) – 0.8%
Aeropuerto Internacional de Tocumen SA(b)
210,000	4.000		08/11/41	181,808
Brundage-Bone Concrete Pumping Holdings, Inc.(b)
245,000	7.500		02/01/32	254,202

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(a) – (continued)
Global Infrastructure Solutions, Inc.(b)
	$280,000	5.625%	06/01/29	$ 279,882
	85,000	7.500	04/15/32	88,855
	290,000	6.375	07/15/34	292,024
Mexico City Airport Trust
	400,000	5.500	10/31/46	343,000

				1,439,771

Entertainment(a)(b) – 0.7%
Cinemark USA, Inc.
	311,000	5.250	07/15/28	310,347
	85,000	7.000	08/01/32	87,712
Light & Wonder International, Inc.
	177,000	6.250	10/01/33	175,860
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
	262,000	6.625	02/01/33	266,017
SeaWorld Parks & Entertainment, Inc.
	290,000	5.250	08/15/29	283,298
Vail Resorts, Inc.
	145,000	5.625	07/15/30	145,070

				1,268,304

Environmental(a)(b) – 0.9%
GFL Environmental Holdings U.S., Inc.
	360,000	5.500	02/01/34	352,073
Luna 1.5 SARL(c)
	518,000	12.000	07/01/32	553,550
Luna 2 5 SARL
EUR	100,000	5.500	07/01/32	115,724
Waste Pro USA, Inc.
	$480,000	7.000	02/01/33	491,261

				1,512,608

Food & Drug Retailing(a) – 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(b)
	500,000	5.625	03/31/32	483,195
Fiesta Purchaser, Inc.(b)
	183,000	9.625	09/15/32	179,664
J.M. Smucker Co.
	626,000	6.200	11/15/33	667,541
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(b)
	20,000	7.125	04/30/33	20,363
Kraft Heinz Foods Co.
	351,000	5.500	06/01/50	319,249
Mars, Inc.(b)
	300,000	5.000	03/01/32	302,019
	400,000	5.200	03/01/35	401,568
Post Holdings, Inc.(b)
	363,000	6.375	03/01/33	360,321
U.S. Foods, Inc.(b)
	205,000	4.625	06/01/30	200,051
United Natural Foods, Inc.(b)
	139,000	6.750	10/15/28	138,906

				3,072,877

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a)(b) – 0.3%
UGI International LLC
EUR	427,000	5.000%		06/01/31	$ 497,975

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	$105,000	6.300		02/15/30	109,500

Healthcare Providers & Services(a) – 1.6%
Charlotte Buyer, Inc.(b)
	75,000	8.000		06/30/31	75,935
Global Medical Response, Inc.(b)
	107,000	7.375		10/01/32	110,869
LifePoint Health, Inc.(b)
	210,000	5.375		01/15/29	201,585
	345,000	7.000		05/01/34	330,510
Molina Healthcare, Inc.(b)
	260,000	6.500		02/15/31	264,433
	235,000	6.250		01/15/33	235,533
Prime Healthcare Services, Inc.(b)
	150,000	9.375		09/01/29	156,624
Solventum Corp.
	410,000	5.450		03/13/31	419,738
Team Health Holdings, Inc.(b)
	71,000	8.375		06/30/28	71,427
(PIK 4.500%, Cash 9.000%)
	761,762	13.500	(c)	06/30/28	778,940

					2,645,594

Home Builders(a) – 0.4%
Installed Building Products, Inc.(b)
	85,000	5.625		02/01/34	83,728
K Hovnanian Enterprises, Inc.(b)
	49,000	8.000		04/01/31	50,565
	44,000	8.375		10/01/33	45,228
KB Home
	185,000	7.250		07/15/30	188,461
Risewell Homes, Inc.(b)
	343,000	8.500		11/01/30	350,031

					718,013

Home Furnishings(a)(b) – 0.1%
Whirlpool Corp.
	135,000	7.500		07/01/31	136,702

Housewares(a) – 0.3%
Newell Brands, Inc.
	90,000	8.500	(b)	06/01/28	94,145
	45,000	6.375		05/15/30	45,604
	75,000	6.625		05/15/32	75,949
Scotts Miracle-Gro Co.
	250,000	4.000		04/01/31	234,370

					450,068

Insurance(a) – 3.0%
Acrisure LLC/Acrisure Finance, Inc.(b)
	502,000	6.000		08/01/29	444,124
	50,000	6.750		07/01/32	44,952
American International Group, Inc.
	475,000	5.450		05/07/35	483,854

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(a) – (continued)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(b)
	$310,000	7.875%		11/01/29	$ 314,005
Ardonagh Finco Ltd.
EUR	125,000	6.875		02/15/31	143,472
Ardonagh Group Finance Ltd.(b)
	$540,000	8.875		02/15/32	524,659
Asurion LLC/Asurion Co-Issuer, Inc.(b)
	275,000	8.375		02/01/34	254,862
Broadstreet Partners Group LLC(b)
	510,000	5.875		04/15/29	498,061
CRC Insurance Group LLC(b)
	843,000	7.125		06/01/31	839,974
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)
	820,000	8.125		02/15/32	738,197
HUB International Ltd.(b)
	115,000	7.375		01/31/32	117,109
MetLife, Inc.
	480,000	5.300		12/15/34	488,366
(5 yr. CMT + 2.078%)
	80,000	6.350	(d)	03/15/55	81,970
Ryan Specialty LLC(b)
	135,000	5.875		08/01/32	132,820
USI, Inc.(b)
	90,000	7.500		01/15/32	90,944

					5,197,369

Internet(a) – 2.0%
Angi Group LLC(b)
	67,000	3.875		08/15/28	56,689
Arches Buyer, Inc.(b)
	64,000	6.125		12/01/28	63,004
Expedia Group, Inc.
	326,000	2.950		03/15/31	299,477
	485,000	5.400		02/15/35	480,218
Gen Digital, Inc.(b)
	125,000	6.250		04/01/33	123,186
Match Group Holdings II LLC(b)
	145,000	5.625		02/15/29	144,472
	110,000	3.625		10/01/31	98,778
Meta Platforms, Inc.
	575,000	5.625		11/15/55	521,076
	80,000	5.750		05/15/63	72,040
Prosus NV(b)
EUR	120,000	2.031		08/03/32	122,712
Snap, Inc.(b)
	$630,000	6.875		03/01/33	613,740
	360,000	6.875		03/15/34	348,556
United Group BV(b)
EUR	175,000	4.625		08/15/28	200,058
Wayfair LLC(b)
	$215,000	7.125		05/31/34	221,093

					3,365,099

Investment Companies(a)(b) – 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	425,000	10.000		11/15/29	419,318

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies(a)(b) – (continued)
JAB Holdings BV
$250,000	2.200%		11/23/30	$ 223,732

				643,050

Iron/Steel(a)(b) – 0.5%
Hybar LLC
400,000	7.375		07/01/34	401,828
Mineral Resources Ltd.
120,000	7.000		04/01/31	124,294
75,000	6.000		05/01/32	74,278
315,000	6.250		05/01/34	310,539

				910,939

Leisure Time(a) – 1.6%
Carnival Corp. Ltd.(b)
500,000	5.125		05/01/29	499,265
60,000	7.000		08/15/29	62,188
240,000	5.750		03/15/30	242,827
200,000	6.125		02/15/33	202,484
MajorDrive Holdings IV LLC(b)
260,000	6.375		06/01/29	217,448
NCL Corp. Ltd. , Class C(b)
164,000	5.875		01/15/31	159,100
82,000	6.250		09/15/33	79,610
Royal Caribbean Cruises Ltd.
250,000	5.625	(b)	09/30/31	252,478
65,000	6.250	(b)	03/15/32	66,477
470,000	5.375		01/15/36	466,527
Viking Cruises Ltd.(b)
410,000	5.875		10/15/33	410,234

				2,658,638

Lodging(a) – 0.8%
Choice Hotels International, Inc.
550,000	3.700		01/15/31	519,068
Genting New York LLC/GENNY Capital, Inc.(b)
435,000	7.250		10/01/29	447,658
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(b)
350,000	5.000		06/01/29	341,555

				1,308,281

Machinery-Diversified(a) – 0.1%
Otis Worldwide Corp.
245,000	2.565		02/15/30	227,519

Media – 2.9%
AMC Global Media, Inc.(a)(b)
85,000	10.500		07/15/32	87,360
CCO Holdings LLC/CCO Holdings Capital Corp. (a)(b)
278,000	4.750		03/01/30	263,794
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
170,000	3.750		02/15/28	166,632
CSC Holdings LLC(a)(b)
200,000	5.750		01/15/30	47,084
Directv Financing LLC(a)(b)
120,000	8.875		02/01/30	122,264

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b)
$30,000	5.875%		08/15/27	$ 29,969
450,000	9.250		06/01/32	457,069
Discovery Global Holdings, Inc.(a)
115,000	4.279		03/15/32	103,047
190,000	5.050		03/15/42	139,076
200,000	5.141		03/15/52	133,932
DISH DBS Corp.
110,000	5.250	(a)(b)	12/01/26	109,384
14,000	5.750	(a)(b)	12/01/28	13,574
7,000	5.125	(f)	06/01/29	6,327
DISH Network Corp.(a)(b)
170,000	11.750		11/15/27	174,724
Gray Media, Inc.(a)(b)
91,000	4.750		10/15/30	65,394
82,000	7.250		08/15/33	80,722
iHeartCommunications, Inc.(a)(b)
232,000	10.875		05/01/30	200,680
Nexstar Media, Inc.(a)(b)
455,000	6.500		09/15/33	455,164
275,000	7.250		04/15/34	274,258
Paramount Global(a)
110,000	5.850		09/01/43	82,465
Sinclair Television Group, Inc.(a)(b)
430,000	8.125		02/15/33	443,102
Sirius XM Radio LLC(a)(b)
635,000	3.875		09/01/31	576,675
Space Exploration Technologies Corp.(a)(b)
350,000	5.350		07/15/31	349,618
350,000	5.875		07/15/36	345,366
Univision Communications, Inc.(a)(b)
175,000	9.375		08/01/32	177,893

				4,905,573

Miscellaneous Manufacturing – 0.2%
Axon Enterprise, Inc.(a)(b)
80,000	6.125		03/15/30	81,611
80,000	6.250		03/15/33	82,035
General Electric Co.
95,000	5.875		01/14/38	101,098

				264,744

Oil Field Services – 5.0%
Aethon United BR LP/Aethon United Finance Corp.(a)(b)
76,000	7.500		10/01/29	79,083
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
170,000	6.625		09/01/32	173,142
Archrock Services LP/Archrock Partners Finance Corp.(a)(b)
205,000	6.000		02/01/34	203,653
BKV Upstream Midstream LLC(a)(b)
135,000	7.500		10/15/30	135,387
Caturus Energy LLC(a)(b)
130,000	7.125		05/15/31	128,608
Cenovus Energy, Inc.
11,000	6.750		11/15/39	12,103
Chord Energy Corp.(a)(b)
185,000	6.000		10/01/30	185,836
195,000	6.750		03/15/33	198,243

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
CNX Resources Corp.(a)(b)
$175,000	7.250%		03/01/32	$ 180,157
Crescent Energy Finance LLC(a)(b)
50,000	7.625		04/01/32	50,362
485,000	7.375		01/15/33	481,920
DBR Land Holdings LLC(a)(b)
230,000	6.250		12/01/30	233,618
Expand Energy Corp.(a)
180,000	4.750		02/01/32	175,405
Kodiak Gas Services LLC(a)(b)
105,000	5.875		04/01/31	105,219
150,000	6.500		10/01/33	151,842
100,000	6.750		10/01/35	102,577
Kraken Oil & Gas Partners LLC(a)(b)
35,000	7.625		08/15/29	35,323
170,000	7.125		05/15/31	166,284
Matador Resources Co.(a)(b)
110,000	6.500		04/15/32	110,558
191,000	6.250		04/15/33	190,251
592,000	6.000		04/15/34	576,940
Murphy Oil Corp.(a)
142,000	6.000		10/01/32	141,381
Noble Finance II LLC(a)(b)
275,000	8.000		04/15/30	284,900
470,000	6.250		06/15/34	460,581
Northern Oil & Gas, Inc.(a)(b)
355,000	8.750		06/15/31	365,657
30,000	7.875		10/15/33	29,802
Permian Resources Operating LLC(a)(b)
83,000	5.875		07/01/29	83,018
79,000	7.000		01/15/32	81,724
115,000	6.250		02/01/33	117,452
Petroleos Mexicanos(a)
340,000	6.840		01/23/30	349,180
170,000	5.950		01/28/31	168,147
30,000	6.700		02/16/32	30,225
SM Energy Co.(a)(b)
90,000	6.750		08/01/29	91,618
140,000	7.000		08/01/32	141,266
100,000	9.625		06/15/33	109,617
Sunoco LP(a)(b)
190,000	7.000		05/01/29	195,548
145,000	7.250		05/01/32	150,333
35,000	6.250		07/01/33	35,290
(5 yr. CMT + 4.230%)
350,000	7.875	(d)	09/18/30	363,930
Tidewater, Inc.(a)(b)
265,000	9.125		07/15/30	283,661
Transocean International Ltd.(a)(b)
100,000	8.250		05/15/29	103,263
21,700	8.750		02/15/30	22,501
105,000	8.500		05/15/31	108,970
75,000	7.875		10/15/32	78,051
USA Compression Partners LP/USA Compression Finance Corp.(a)(b)
165,000	7.125		03/15/29	169,042
105,000	6.250		10/01/33	104,175
WBI Operating LLC(a)(b)
285,000	6.250		10/15/30	286,616

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
WBI Operating LLC(a)(b) – (continued)
$250,000	6.500%	10/15/33	$ 251,540
Weatherford International Ltd.(a)(b)
145,000	6.750	10/15/33	147,945
Wildfire Intermediate Holdings LLC(a)(b)
95,000	7.500	10/15/29	97,413

			8,529,357

Packaging(a)(b)(f) – 0.0%
ARD Finance SA (PIK 7.250%, Cash 6.500%)
434,894	6.500	06/30/27	1,531

Pharmaceuticals(a)(b) – 0.5%
1261229 BC Ltd.
200,000	10.000	04/15/32	202,448
Adapthealth LLC
95,000	4.625	08/01/29	91,735
65,000	5.125	03/01/30	63,024
Amneal Pharmaceuticals LLC
58,000	6.875	08/01/32	60,224
Bausch Health Cos., Inc.
60,000	5.000	01/30/28	53,255
HLF Financing SARL LLC/Herbalife International, Inc.
385,000	7.750	05/01/33	389,863

			860,549

Pipelines(a) – 5.4%
Buckeye Partners LP(b)
185,000	6.875	07/01/29	189,046
85,000	6.750	02/01/30	87,786
Cheniere Energy Partners LP
40,000	5.950	06/30/33	41,768
CNX Midstream Partners LP(b)
145,000	4.750	04/15/30	138,120
Columbia Pipelines Operating Co. LLC(b)
345,000	6.036	11/15/33	362,081
CQP Holdco LP/BIP-V Chinook Holdco LLC(b)
685,000	5.500	06/15/31	671,814
Delek Logistics Partners LP/Delek Logistics Finance Corp.(b)
87,000	8.625	03/15/29	90,453
255,000	7.375	06/30/33	260,097
Esentia Energy Development SAB de CV(b)
590,000	6.125	07/30/33	588,997
Excelerate Energy LP(b)
208,000	8.000	05/15/30	219,419
Genesis Energy LP/Genesis Energy Finance Corp.
220,000	7.875	05/15/32	227,209
455,000	6.750	03/15/34	451,547
Global Partners LP/GLP Finance Corp.
440,000	6.875	01/15/29	444,215
Howard Midstream Energy Partners LLC(b)
115,000	7.375	07/15/32	119,032
190,000	6.625	01/15/34	191,598
MPLX LP
365,000	2.650	08/15/30	335,950
NuStar Logistics LP
285,000	6.375	10/01/30	294,636
ONEOK, Inc.
275,000	6.350	01/15/31	289,473

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
Plains All American Pipeline LP/PAA Finance Corp.
$400,000	3.800%	09/15/30	$ 383,576
Prairie Acquiror LP(b)
255,000	9.000	08/01/29	264,991
Rockies Express Pipeline LLC(b)
150,000	6.750	03/15/33	154,113
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
140,000	7.375	02/15/29	143,595
75,000	6.000	12/31/30	75,044
160,000	6.750	03/15/34	161,422
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
197,000	4.000	01/15/32	186,967
TransMontaigne Partners LLC(b)
460,000	8.500	06/15/30	468,607
Venture Global Calcasieu Pass LLC(b)
310,000	4.125	08/15/31	290,997
282,000	3.875	11/01/33	251,352
150,000	6.000	05/01/36	151,588
Venture Global LNG, Inc.(b)
30,000	9.500	02/01/29	32,330
150,000	7.000	01/15/30	152,911
425,000	6.375	12/15/34	417,626
235,000	6.625	06/15/36	231,632
Venture Global Plaquemines LNG LLC(b)
130,000	6.125	12/15/30	132,978
145,000	6.500	01/15/34	151,051
135,000	6.500	06/15/34	140,576
145,000	6.750	01/15/36	153,699
Western Midstream Operating LP(b)
160,000	7.250	04/01/30	167,896

			9,116,192

Real Estate(a)(b) – 0.5%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
160,000	5.750	01/15/29	158,272
Kennedy-Wilson, Inc.
165,000	7.000	06/01/31	168,856
453,000	7.250	06/01/33	462,196

			789,324

Real Estate Investment Trust(a) – 3.0%
Agree LP
25,000	2.900	10/01/30	23,217
475,000	5.600	06/15/35	486,927
Blackstone Mortgage Trust, Inc.(b)
775,000	6.250	06/01/31	748,511
Cousins Properties LP
935,000	5.875	10/01/34	957,412
Iron Mountain Information Management Services, Inc.(b)
318,000	5.000	07/15/32	305,366
Iron Mountain, Inc. (b)
240,000	6.250	01/15/35	240,902
MPT Operating Partnership LP/MPT Finance Corp.(b)
10,000	8.500	02/15/32	10,227
Realty Income Corp.
355,000	2.850	12/15/32	315,300
490,000	5.125	04/15/35	489,912

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Regency Centers LP
$490,000	5.100%		01/15/35	$ 489,922
RHP Hotel Properties LP/RHP Finance Corp.(b)
45,000	6.500		06/15/33	46,175
Starwood Property Trust, Inc.(b)
215,000	6.500		07/01/30	219,526
65,000	5.750		01/15/31	64,623
195,000	6.125		06/01/31	196,203
Trust 2401(b)
200,000	4.869		01/15/30	193,999
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
200,000	4.750		04/15/28	199,418
100,000	8.625		06/15/32	104,491
WP Carey, Inc.
25,000	2.400		02/01/31	22,465

				5,114,596

Retailing(a) – 1.6%
Academy Ltd.(b)
185,000	5.875		05/15/31	184,954
Asbury Automotive Group, Inc.(b)
54,000	4.625		11/15/29	52,477
55,000	5.000		02/15/32	52,527
Cougar JV Subsidiary LLC(b)
90,000	8.000		05/15/32	94,383
FirstCash, Inc. (b)
290,000	6.875		03/01/32	297,934
200,000	6.125		05/01/34	198,916
Group 1 Automotive, Inc.(b)
110,000	4.000		08/15/28	107,134
45,000	6.375		01/15/30	45,584
LCM Investments Holdings II LLC(b)
410,000	4.875		05/01/29	399,611
Michaels Cos., Inc.(b)
370,000	8.500		03/15/33	366,278
218,000	11.000		03/15/34	213,411
QXO Building Products, Inc. (b)
315,000	6.500		07/15/31	320,991
125,000	6.750		04/30/32	129,036
Staples, Inc.(b)
50,000	10.750		09/01/29	47,678
10,000	12.750		01/15/30	7,654
Tractor Supply Co.
75,000	1.750		11/01/30	65,996
Yum! Brands, Inc.(b)
135,000	4.750		01/15/30	132,794

				2,717,358

Semiconductors(a) – 1.0%
Broadcom, Inc.
372,000	3.469		04/15/34	333,866
594,000	3.137	(b)	11/15/35	503,831
645,000	3.187	(b)	11/15/36	539,401
NXP BV/NXP Funding LLC/NXP USA, Inc.
360,000	3.400		05/01/30	342,907

				1,720,005

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – 4.8%
AppLovin Corp.
	$415,000	5.375%		12/01/31	$ 420,574
	465,000	5.500		12/01/34	468,711
AthenaHealth Group, Inc.(b)
	376,000	6.500		02/15/30	360,554
CoreWeave, Inc.(b)
	615,000	9.250		06/01/30	618,788
Elastic NV(b)
	245,000	4.125		07/15/29	233,745
Fair Isaac Corp.(b)
	849,000	6.000		05/15/33	835,976
	80,000	6.250		09/15/34	78,776
MSCI, Inc.
	748,000	3.875	(b)	02/15/31	708,244
	490,000	5.250		09/01/35	479,671
Oracle Corp.
	850,000	2.950		04/01/30	782,451
	415,000	2.875		03/25/31	370,803
	580,000	6.250		11/09/32	596,089
	240,000	5.350		05/04/33	233,090
	220,000	5.700		02/04/36	213,314
Salesforce, Inc.
	705,000	4.900		09/15/31	703,357
	636,000	5.550		03/15/36	634,200
TeamSystem SpA(b)
EUR	435,000	3.500		02/15/28	496,494

					8,234,837

Telecommunication Services – 5.3%
APLD ComputeCo LLC(a)(b)
	$525,000	9.250		12/15/30	566,417
AT&T, Inc.(a)
	482,000	2.550		12/01/33	405,005
	135,000	4.900		08/15/37	128,555
	315,000	5.150		11/15/46	280,401
	395,000	3.650		06/01/51	268,928
	420,000	3.500		09/15/53	272,463
Black Pearl Compute LLC(a)(b)
	705,000	6.125		02/15/31	715,434
Core Scientific Finance I LLC(a)(b)
	420,000	7.750		05/15/31	425,821
EchoStar Corp.(a)
	220,000	10.750		11/30/29	237,803
(PIK 6.750%, Cash 6.750%)
	468,526	6.750	(c)	11/30/30	476,027
ELK Grove Village Property LLC(a)(b)
	587,000	7.500		06/15/31	590,645
Level 3 Financing, Inc.(a)(b)
	220,000	6.875		06/30/33	225,918
	275,000	7.000		03/31/34	283,520
	455,000	8.500		01/15/36	488,966
	28,000	7.500		02/15/37	28,754
Meridian Arc Holdco LLC(a)(b)
	415,000	6.250		04/30/31	415,751
PR RNO Property Owner 1 LLC(a)(b)
	430,000	6.500		05/01/31	429,420

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC(a)(b)
$400,000	5.700%		04/15/36	$ 380,228
Sprint Capital Corp.
325,000	8.750		03/15/32	382,840
SV RNO Property Owner 1 LLC(a)(b)
365,000	5.875		03/01/31	359,846
T-Mobile USA, Inc.(a)
402,000	3.875		04/15/30	389,566
500,000	4.950		11/15/35	487,945
475,000	5.000		02/15/36	464,284
Uniti Services LLC(a)(b)
285,000	7.500		10/15/33	300,156
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b)
90,000	8.250		10/01/31	94,912

				9,099,605

Transportation – 0.5%
Beacon Mobility Corp.(a)(b)
135,000	7.250		08/01/30	140,106
MV24 Capital BV
403,260	6.748		06/01/34	401,848
Rand Parent LLC(a)(b)
240,000	8.500		02/15/30	248,441

				790,395

TOTAL CORPORATE OBLIGATIONS (Cost $131,393,075)				$132,294,033

Mortgage-Backed Obligations – 15.0%
Collateralized Mortgage Obligations(a) – 1.3%
Interest Only – 0.1%
Government National Mortgage Association REMICS Series 2018- 124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
$106,183	2.447	%(d)(g)	09/20/48	$ 11,670
Government National Mortgage Association REMICS Series 2020-7, Class GI
46,946	4.000	(h)	01/20/50	9,187
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
136,660	2.297	(d)(g)	02/20/50	15,200
Government National Mortgage Association REMICS Series 2019-153, Class EI
266,610	4.000	(h)	12/20/49	57,126
Government National Mortgage Association REMICS Series 2020-61, Class GI
105,691	5.000	(h)	05/20/50	24,605

				117,788

Regular Floater(b)(d) – 0.5%
Chase Home Lending Mortgage Trust Series 2026-4, Class A11 (1 mo. USD Term SOFR + 1.300%)
367,371	4.928		02/25/57	368,265

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b)(d) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R03, Class 2M1 (1 mo. USD Term SOFR + 1.250%)
$502,450	4.878%		04/25/46	$ 502,573

				870,838

Sequential Fixed Rate(b)(i) – 0.3%
OBX Trust Series 2024-NQM8, Class A1
167,458	6.233		05/25/64	168,434
Verus Securitization Trust Series 2025-7, Class A1
418,082	5.129		08/25/70	416,745

				585,179

Sequential Floating Rate(b)(d) – 0.4%
CSMC Trust Series 2022-NQM1, Class A1
290,731	3.265		11/25/66	264,044
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
117,593	4.828		05/25/44	117,724
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 (1 mo. USD Term SOFR + 3.600%)
30,000	7.228		07/25/42	30,777
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
84,085	6.628		04/25/42	85,090
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
96,421	5.278		05/25/44	96,677

				594,312

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 2,168,117

Commercial Mortgage-Backed Securities – 3.8%
Regular Floater(b)(d) – 0.2%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$200,000	5.758%		11/15/29	$ 201,295
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
100,000	6.556		11/15/29	101,644

				302,939

Sequential Fixed Rate – 0.7%
Morgan Stanley Capital I Trust Series 2017-HR2, Class A4
275,000	3.587	(a)	12/15/50	270,009
ROCK Trust Series 2024-CNTR, Class A
250,000	5.388	(b)	11/13/41	252,485
ROCK Trust Series 2024-CNTR, Class D
300,000	7.109	(b)	11/13/41	310,082
SLG Office Trust Series 2021-OVA, Class A
500,000	2.585	(b)	07/15/41	445,100

				1,277,676

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – 2.9%
Bank Series 2021-BN37, Class A5
$210,000	2.618	%(a)(d)	11/15/64	$186,367
Bank Series 2022-BNK42, Class A5
400,000	4.493	(a)(d)	06/15/55	388,019
Bank Series 2018-BN13, Class A5
375,000	4.217	(a)(d)	08/15/61	370,065
Bank Series 2021-BN33, Class AS
500,000	2.792	(a)	05/15/64	441,296
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
550,000	4.545	(b)(d)	03/15/37	522,739
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
400,000	5.267	(b)(d)	02/15/41	400,186
Durst Commercial Mortgage Trust Series 2025-151, Class A
300,000	5.317	(b)(d)	08/10/42	301,192
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
150,000	6.551	(b)(d)	01/13/40	153,244
IRV Trust Series 2025-200P, Class A
350,000	5.471	(a)(b)(d)	03/14/47	352,339
IRV Trust Series 2025-200P, Class D
100,000	6.371	(a)(b)(d)	03/14/47	101,153
LEX Mortgage Trust Series 2024-BBG, Class A
250,000	5.036	(a)(b)(d)	10/13/33	248,965
Manhattan West Mortgage Trust Series 2026-2MW, Class A
400,000	5.499	(b)(d)	06/10/48	402,902
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
250,000	5.318	(b)(d)	02/15/42	249,988
NYC Commercial Mortgage Trust Series 2026-9W57, Class A
700,000	5.053	(a)(b)(d)	06/06/40	696,778
NYC Commercial Mortgage Trust Series 2026-9W57, Class B
200,000	5.353	(a)(b)(d)	06/06/40	199,021

				5,014,254

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$6,594,869

Federal Agencies(j) – 9.9%
Government National Mortgage Association – 4.1%
$1,000,000	4.500%		TBA-30yr	$960,070
2,000,000	5.500		TBA-30yr	2,009,721
4,000,000	6.000		TBA-30yr	4,081,066

				7,050,857

Uniform Mortgage-Backed Security – 5.8%
1,000,000	2.000		TBA-30yr	798,047
1,000,000	2.500		TBA-30yr	835,352
3,000,000	5.500		TBA-30yr	3,009,961
3,000,000	6.000		TBA-30yr	3,064,687

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
	$2,000,000	6.500%		TBA-30yr	$ 2,068,594

					9,776,641

TOTAL FEDERAL AGENCIES					$ 16,827,498

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $25,459,466)					$ 25,590,484

Sovereign Debt Obligations – 6.1%
Euro – 0.6%
Indonesia Government International Bonds
EUR	100,000	1.100%		03/12/33	$ 93,383
Ivory Coast Government International Bonds(b)
	500,000	4.875		01/30/32	564,587
Romania Government International Bonds
	290,000	2.875		03/11/29	323,461
	30,000	2.625	(b)	12/02/40	23,124

					1,004,555

United States Dollar – 5.5%
Abu Dhabi Government International Bonds(b)
	$200,000	3.875		04/16/50	154,125
Angola Government International Bonds
	410,000	9.244		01/15/31	425,272
	380,000	9.375		05/08/48	364,690
Argentina Republic Government International Bonds(a)(i)
	328,248	0.750		07/09/30	290,547
	1,630,000	4.125		07/09/35	1,305,630
Benin Government International Bonds
	200,000	7.960		02/13/38	212,165
Benin Sukuk SA(b)
	200,000	6.200		01/29/33	194,154
Congolese International Bonds
	860,000	9.500		05/26/36	830,760
Dominican Republic International Bonds(b)
	240,000	4.875		09/23/32	228,240
Ecuador Government International Bonds(b)
	30,632	0.000	(k)	07/31/30	26,404
	400,000	8.750		01/29/34	404,360
	200,000	9.250		01/29/39	204,900
	46,400	5.000	(i)	07/31/40	38,908
Egypt Government International Bonds(b)
	200,000	8.875		05/29/50	199,848
El Salvador Government International Bonds
	170,000	9.250	(a)	04/17/30	183,111
	190,000	7.650		06/15/35	196,204
Mexico Government International Bonds(a)
	603,000	3.500		02/12/34	514,033
Morocco Government International Bonds(b)
	310,000	3.000		12/15/32	271,548
Republic of Uzbekistan International Bonds(b)
	200,000	3.700		11/25/30	186,300
Serbia International Bonds(b)
	930,000	5.500		05/06/36	912,125

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Turkiye Government International Bonds
$200,000	6.125%		10/24/28	$ 201,784
626,000	7.625		04/26/29	653,175
250,000	7.125		07/17/32	256,188
200,000	6.500		09/20/33	197,156
Ukraine Government International Bonds(i)
54,803	4.500	(b)	02/01/29	46,035
10,241	0.000	(b)	02/01/30	7,333
38,270	0.000	(b)	02/01/34	21,565
79,801	4.500	(b)	02/01/34	55,941
33,651	4.500	(b)	02/01/35	23,253
30,000	4.500		02/01/35	20,730
19,229	4.500	(b)	02/01/36	13,114
Venezuela Government International Bonds(f)
1,570,000	7.650		04/21/25	696,687

				9,336,285

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,444,326)				$ 10,340,840

Asset-Backed Securities(a)(b)(d) – 5.5%
Collateralized Loan Obligations – 5.5%
CBAMR Ltd. Series 2020-12A, Class A1R2 (3 mo. USD Term SOFR + 1.250%)
$500,000	4.925%		01/20/39	$ 500,596
CIFC Funding Ltd. Series 2022-6A, Class BR (3 mo. USD Term SOFR + 1.750%)
600,000	5.430		10/16/38	600,974
CIFC Funding Ltd. Series 2022-1AR, Class A1R (-1X 3 mo. USD Term SOFR + 1.220%)
1,025,000	0.000		07/17/39	1,024,995
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class ARR (3 mo. USD Term SOFR + 1.230%)
1,425,000	4.903		01/15/39	1,425,855
GoldenTree Loan Management U.S. CLO Ltd. Series 2026-29A, Class A (3 mo. USD Term SOFR + 1.230%)
400,000	4.869		04/20/38	400,129
Oaktree CLO Ltd. Series 2019-4A, Class ARR (3 mo. USD Term SOFR + 1.510%)
250,000	5.185		07/20/37	250,000
OHA Credit Funding 13 Ltd. Series 2022-13A, Class AR (3 mo. USD Term SOFR + 1.350%)
575,000	5.025		07/20/37	575,267
OHA Loan Funding Ltd. Series 2013-1AR, Class A1R4 (3 mo. USD Term SOFR + 1.190%)
1,000,000	4.930		07/23/39	1,000,744
Park Blue CLO Ltd. Series 2024-6A, Class A1 (3 mo. USD Term SOFR + 1.340%)
750,000	5.007		01/25/38	751,246
Sixth Street CLO XVI Ltd. Series 2020-16A, Class A1R2 (3 mo. USD Term SOFR + 1.170%)
1,125,000	4.842		01/21/39	1,122,750
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class AR (3 mo. USD Term SOFR + 1.280%)
900,000	4.955		10/20/38	901,550

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(d) – (continued)
Collateralized Loan Obligations – (continued)
Warwick Capital CLO 2 Ltd. Series 2023-2A, Class A1R (3 mo. USD Term SOFR + 1.310%)
	$800,000	4.971%	03/15/39	$ 801,901

				9,356,007

TOTAL ASSET-BACKED SECURITIES (Cost $9,358,985)				$ 9,356,007

Bank Loans(l) – 3.2%
Aerospace & Defense – 0.5%
Bleriot U.S. Bidco, Inc.
(3 mo. USD Term SOFR + 2.250%)
	$98,005	5.982%	10/31/30	$ 97,913
Dynasty Acquisition Co., Inc.
(1 mo. USD Term SOFR + 2.000%)
	443,250	5.644	10/31/31	444,123
Kaman Corp.
(3 mo. USD Term SOFR + 2.250%)
	239,018	5.921	02/26/32	238,511

				780,547

Building Materials – 0.3%
Chamberlain Group, Inc.
(1 mo. USD Term SOFR + 3.000%)
	483,619	6.644	09/08/32	483,508

Capital Goods – Others – 0.2%
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.500%)
EUR	72,000	5.791	11/26/32	82,781
(3 mo. USD Term SOFR + 3.250%)
	$180,618	6.982	11/26/32	181,413

				264,194

Commercial Services – 0.3%
Ankura Consulting Group LLC
(3 mo. USD Term SOFR + 3.500%)
	495,196	7.166	12/29/31	467,217

Diversified Financial Services – 0.2%
DRW Holdings LLC
(1 mo. USD Term SOFR + 3.500%)
	133,748	7.144	06/26/31	128,008

GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
	227,125	6.482	11/26/31	226,557

				354,565

Electrical – 0.1%
Kohler Energy Co. LLC
(3 mo. USD Term SOFR + 3.000%)
	91,824	6.732	05/01/31	91,882

Entertainment – 0.2%
Arcis Golf LLC
(1 mo. USD Term SOFR + 2.750%)
	168,657	6.394	11/24/28	168,868

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(l) – (continued)
Entertainment – (continued)
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
$246,263	8.114%	12/02/31	$ 246,570

			415,438

Insurance – 0.2%
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.500%)
273,431	6.144	06/13/31	263,465
Lockton, Inc.
(3 mo. USD Term SOFR + 2.000%)
85,000	5.657	05/09/33	84,681

			348,146

Internet – 0.0%
Plano HoldCo, Inc.
(3 mo. USD Term SOFR + 3.500%)
87,187	7.232	10/02/31	68,006

Machinery – Construction & Mining – 0.0%
Clark Equipment Co.
(3 mo. USD Term SOFR + 2.000%)
21,066	5.732	04/20/29	21,062

Midstream – 0.2%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
74,812	5.863	12/17/32	74,786
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.250%)
319,345	6.894	08/01/29	320,063

			394,849

Retailers – 0.1%
TruGreen LP
(1 mo. USD Term SOFR + 8.500%)
210,000	12.425	11/02/28	185,850

Technology – 0.7%
Go Daddy Operating Co. LLC
(1 mo. USD Term SOFR + 1.750%)
447,721	5.394	11/09/29	437,487
LSF12 Crown U.S. Commercial Bidco LLC
(1 mo. USD Term SOFR + 3.000%)
176,599	6.621	12/02/31	176,915
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
198,990	6.644	03/01/29	176,106
Pitney Bowes, Inc.
(3 mo. USD Term SOFR + 3.750%)
345,528	7.482	03/19/32	344,909

			1,135,417

Water Utilities – 0.2%
Deep Blue Operating I LLC
(3 mo. USD Term SOFR + 2.250%)
349,125	5.902	10/01/32	349,781

TOTAL BANK LOANS (Cost $5,458,629)			$ 5,360,462

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks(f) – 0.2%
Building Products – 0.1%
4,469	Madison Air Solutions Corp. Class A	$ 174,291

Containers & Packaging – 0.0%
9,746	Ardagh Holdings SA	63,474

Media – 0.1%
222	Audacy Capital Corp. Class B	511
2,022	Audacy Capital LLC Class A	4,650
22,301	iHeartMedia, Inc. Class A	95,671

		100,832

TOTAL COMMON STOCKS (Cost $360,766)		$ 338,597

Shares	Dividend Rate	Value

Preferred Stocks(f) – 0.1%
Software – 0.1%
Oracle Corp.
3,449	6.500%	$ 155,033
(Cost $169,922)

Units	Expiration Date	Value

Rights – 0.0%
(f)
Cineworld Group PLC
2,800	12/31/99	$ 68,118

TOTAL RIGHTS (Cost $71,148)		$ 68,118

Shares	Description	Value

Contingent Value Rights(m) – 0.0%
Media – 0.0%
4,216	SES SA	$ 62,186

TOTAL CONTINGENT VALUE RIGHTS (Cost $—)		$ 62,186

Shares	Dividend Rate	Value

Investment Company(m) – 0.0%
Goldman Sachs Central Government Fund — Institutional Shares
3,171	3.703%	$ 3,171
(Cost $3,171)

TOTAL INVESTMENTS – 107.8% (Cost $182,719,488)		$183,568,931

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.8)%		(13,209,789)

NET ASSETS – 100.0%		$170,359,142

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	Security is currently in default and/or non-income producing.

(g)	Interest Only Inverse Floaters.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2026.

(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $16,827,498 which represents approximately 9.9% of net assets as of June 30, 2026.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(m)	Represents an affiliated issuer.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/B1), due 02/26/32	$27,724	$27,665	$(154)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	EUR	1,108,230	USD	1,265,236	08/19/26	$3,690
	USD	3,890,842	EUR	3,341,258	08/19/26	65,092

TOTAL						$68,782

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	1,255,698	EUR	1,098,813	08/19/26	$(2,446)

FORWARD SALES CONTRACTS — At June 30, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Uniform Mortgage-Backed Security	3.000%	TBA - 30yr	07/13/26	$(2,000,000)	$(1,744,219)
Uniform Mortgage-Backed Security	3.500	TBA - 30yr	07/13/26	(2,000,000)	(1,815,547)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/13/26	(1,000,000)	(934,258)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/13/26	(3,000,000)	(2,875,195)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/13/26	(1,000,000)	(982,539)

(PROCEEDS RECEIVED: $(8,336,387))					$(8,351,758)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	8	09/21/26	$879,125	$(2,750)
2 Year U.S. Treasury Notes	197	09/30/26	40,608,164	(31,935)
20 Year U.S. Treasury Bonds	20	09/21/26	2,270,000	8,031
5 Year U.S. Treasury Notes	106	09/30/26	11,346,969	(18,727)

Total				$(45,381)

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
3 Month SOFR	(42)	03/16/27	$(10,075,800)	$(5,066)
Ultra 10-Year U.S. Treasury Notes	(91)	09/21/26	(10,234,656)	(85,455)
Ultra Long U.S. Treasury Bonds	(42)	09/21/26	(4,878,563)	(61,732)

Total				$(152,253)

TOTAL FUTURES CONTRACTS				$(197,634)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(b)	12M CDOR(b)	09/16/28	CAD	100	$288	$374	$(86)
2.500(c)	6M EURO(b)	09/16/29	EUR	330	2,272	2,964	(692)
2.500(c)	6M EURO(b)	09/16/31		610	7,836	10,274	(2,438)
2.750(c)	6M EURO(b)	09/16/33		550	2,372	6,002	(3,630)
2.750(c)	6M EURO(b)	09/16/36		360	6,344	9,872	(3,528)

TOTAL					$19,112	$29,486	$(10,374)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(b)	Payments made semi-annually.
(c)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 45	5.000%	2.859%	12/20/30	$4,288	$353,612	$313,309	$40,303
CDX.NA.HY Ind 46	5.000	3.040	06/20/31	4,881	399,730	402,021	(2,291)
CDX.NA.IG Ind 45	1.000	0.468	12/20/30	26,861	588,473	574,569	13,904

TOTAL					$1,341,815	$1,289,899	$51,916

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 45	— CDX North America High Yield Index 45
CDX.NA.HY Ind 46	— CDX North America High Yield Index 46
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
EURO	— Euro Offered Rate